UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number: 811-09253

                             Wells Fargo Funds Trust
               (Exact name of registrant as specified in charter)

             525 Market Street, 12th Floor, San Francisco, CA 94105
               (Address of principal executive offices) (Zip code)

                                C. David Messman
                        Wells Fargo Funds Management, LLC
             525 Market Street, 12th Floor, San Francisco, CA 94105
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 800-643-9691

                      Date of fiscal year end: May 31, 2005

                   Date of reporting period: February 28, 2006

ITEM 1.  SCHEDULE OF INVESTMENTS
===============================

WELLS FARGO ADVANTAGE WEALTHBUILDER PORTFOLIOS       PORTFOLIO OF INVESTMENTS --
                                                   FEBRUARY 28, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

WEALTHBUILDER CONSERVATIVE ALLOCATION PORTFOLIO
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                        VALUE
INVESTMENT COMPANIES - 99.37%

STOCK FUNDS - 11.60%
          41,477  ING INTERNATIONAL VALUE FUND                                    $       790,557
          31,021  JOHN HANCOCK CLASSIC VALUE FUND                                         794,139
          56,096  MFS STRATEGIC VALUE FUND                                                813,392
          21,358  OPPENHEIMER MAIN STREET SMALL CAP FUND                                  491,441
          47,968  T. ROWE PRICE BLUE CHIP GROWTH FUND                                   1,625,164

                                                                                        4,514,693
                                                                                  ---------------

AFFILIATED STOCK FUNDS - 12.78%
          80,549  WELLS FARGO ADVANTAGE ENDEAVOR SELECT FUND                              794,214
             N/A  WELLS FARGO ADVANTAGE EQUITY VALUE PORTFOLIO                          1,600,836
             N/A  WELLS FARGO ADVANTAGE INTERNATIONAL GROWTH PORTFOLIO                    754,963
             N/A  WELLS FARGO ADVANTAGE LARGE COMPANY GROWTH PORTFOLIO                    801,576
          38,998  WELLS FARGO ADVANTAGE SMALL CAP GROWTH FUND                             518,283
             N/A  WELLS FARGO ADVANTAGE SMALL COMPANY VALUE PORTFOLIO                     507,913

                                                                                        4,977,785
                                                                                  ---------------

BOND FUNDS - 10.00%
         506,192  MFS HIGH INCOME FUND                                                  1,943,777
         324,697  OPPENHEIMER INTERNATIONAL BOND FUND                                   1,948,182

                                                                                        3,891,959
                                                                                  ---------------

AFFILIATED BOND FUNDS - 64.99%
         550,253  WELLS FARGO ADVANTAGE INTERMEDIATE GOVERNMENT INCOME FUND             5,860,191
       1,184,705  WELLS FARGO ADVANTAGE SHORT DURATION GOVERNMENT BOND FUND            11,693,036
             N/A  WELLS FARGO ADVANTAGE TOTAL RETURN BOND PORTFOLIO                     7,744,101

                                                                                       25,297,328
                                                                                  ---------------

TOTAL INVESTMENT COMPANIES (COST $38,307,204)                                          38,681,765
                                                                                  ---------------

TOTAL INVESTMENTS IN SECURITIES
(COST $38,307,204)*                                       99.37%                  $    38,681,765

OTHER ASSETS AND LIABILITIES, NET                          0.63                           244,334
                                                        -------                    ---------------

TOTAL NET ASSETS                                         100.00%                  $    38,926,099
                                                        -------                   ---------------

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE WEALTHBUILDER PORTFOLIOS       PORTFOLIO OF INVESTMENTS --
                                                   FEBRUARY 28, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

WEALTHBUILDER EQUITY PORTFOLIO
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                        VALUE
INVESTMENT COMPANIES - 98.90%

STOCK FUNDS - 46.64%
         743,899  ING INTERNATIONAL VALUE FUND                                    $     14,178,721
         413,921  JOHN HANCOCK CLASSIC VALUE FUND                                       10,596,371
         729,293  MFS STRATEGIC VALUE FUND                                              10,574,752
         426,881  OPPENHEIMER MAIN STREET SMALL CAP FUND                                 9,822,543
         628,813  T. ROWE PRICE BLUE CHIP GROWTH FUND                                   21,304,186

                                                                                        66,476,573
                                                                                  ----------------

AFFILIATED STOCK FUNDS - 52.26%
       1,057,704  WELLS FARGO ADVANTAGE ENDEAVOR SELECT FUND                            10,428,965
             N/A  WELLS FARGO ADVANTAGE EQUITY VALUE PORTFOLIO                          21,000,113
             N/A  WELLS FARGO ADVANTAGE INTERNATIONAL GROWTH PORTFOLIO                  14,162,403
             N/A  WELLS FARGO ADVANTAGE LARGE COMPANY GROWTH PORTFOLIO                  10,504,314
         698,425  WELLS FARGO ADVANTAGE SMALL CAP GROWTH FUND                            9,282,072
             N/A  WELLS FARGO ADVANTAGE SMALL COMPANY VALUE PORTFOLIO                    9,108,388

                                                                                        74,486,255
                                                                                  ----------------

TOTAL INVESTMENT COMPANIES (COST $126,106,457)                                         140,962,828
                                                                                  ----------------

TOTAL INVESTMENTS IN SECURITIES
(COST $126,106,457)*                                      98.90%                  $    140,962,828

OTHER ASSETS AND LIABILITIES, NET                          1.10                          1,562,674
                                                        -------                   ----------------

TOTAL NET ASSETS                                         100.00%                  $    142,525,502
                                                        -------                   ----------------

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE WEALTHBUILDER PORTFOLIOS       PORTFOLIO OF INVESTMENTS --
                                                   FEBRUARY 28, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

    WEALTHBUILDER GROWTH ALLOCATION PORTFOLIO
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                        VALUE
INVESTMENT COMPANIES - 98.01%

STOCK FUNDS - 44.25%
         196,905  ING INTERNATIONAL VALUE FUND                                    $     3,753,003
         144,086  JOHN HANCOCK CLASSIC VALUE FUND                                       3,688,592
         260,238  MFS STRATEGIC VALUE FUND                                              3,773,451
         107,226  OPPENHEIMER MAIN STREET SMALL CAP FUND                                2,467,261
         219,513  T. ROWE PRICE BLUE CHIP GROWTH FUND                                   7,437,112

                                                                                       21,119,419
                                                                                  ---------------

AFFILIATED STOCK FUNDS - 48.82%
         369,810  WELLS FARGO ADVANTAGE ENDEAVOR SELECT FUND                            3,646,324
             N/A  WELLS FARGO ADVANTAGE EQUITY VALUE PORTFOLIO                          7,315,798
             N/A  WELLS FARGO ADVANTAGE INTERNATIONAL GROWTH PORTFOLIO                  3,726,669
             N/A  WELLS FARGO ADVANTAGE LARGE COMPANY GROWTH PORTFOLIO                  3,643,532
         187,060  WELLS FARGO ADVANTAGE SMALL CAP GROWTH FUND                           2,486,022
             N/A  WELLS FARGO ADVANTAGE SMALL COMPANY VALUE PORTFOLIO                   2,480,029

                                                                                       23,298,374
                                                                                  ---------------

AFFILIATED BOND FUNDS - 4.94%
             N/A  WELLS FARGO ADVANTAGE TOTAL RETURN BOND PORTFOLIO                     2,359,175
                                                                                  ---------------

TOTAL INVESTMENT COMPANIES (COST $43,990,593)                                          46,776,968
                                                                                  ---------------

TOTAL INVESTMENTS IN SECURITIES
(COST $43,990,593)*                                       98.01%                  $    46,776,968

OTHER ASSETS AND LIABILITIES, NET                          1.99                           951,527
                                                        -------                   ---------------

TOTAL NET ASSETS                                         100.00%                  $    47,728,495
                                                        -------                   ---------------

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE WEALTHBUILDER PORTFOLIOS       PORTFOLIO OF INVESTMENTS --
                                                   FEBRUARY 28, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

WEALTHBUILDER GROWTH BALANCED PORTFOLIO
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                      VALUE
INVESTMENT COMPANIES - 98.89%

STOCK FUNDS - 30.63%
       1,553,166  ING INTERNATIONAL VALUE FUND                                                                  $     29,603,339
       1,146,683  JOHN HANCOCK CLASSIC VALUE FUND                                                                     29,355,089
         836,022  MFS STRATEGIC VALUE FUND                                                                            12,122,314
         737,302  OPPENHEIMER MAIN STREET SMALL CAP FUND                                                              16,965,327
       1,230,785  T. ROWE PRICE BLUE CHIP GROWTH FUND                                                                 41,699,004

                                                                                                                     129,745,073
                                                                                                                ----------------

AFFILIATED STOCK FUNDS - 33.51%
     1,853,424  WELLS FARGO ADVANTAGE ENDEAVOR SELECT FUND                                                            18,274,760
           N/A  WELLS FARGO ADVANTAGE EQUITY VALUE PORTFOLIO                                                          41,450,145
           N/A  WELLS FARGO ADVANTAGE INTERNATIONAL GROWTH PORTFOLIO                                                  25,394,147
           N/A  WELLS FARGO ADVANTAGE LARGE COMPANY GROWTH PORTFOLIO                                                  18,495,904
     1,462,513  WELLS FARGO ADVANTAGE SMALL CAP GROWTH FUND                                                           19,436,798
           N/A  WELLS FARGO ADVANTAGE SMALL COMPANY VALUE PORTFOLIO                                                   18,910,749

                                                                                                                     141,962,503
                                                                                                                ----------------

BOND FUNDS - 9.93%
       5,467,854  MFS HIGH INCOME FUND                                                                                20,996,559
       3,513,995  OPPENHEIMER INTERNATIONAL BOND FUND                                                                 21,083,971

                                                                                                                      42,080,530
                                                                                                                ----------------

AFFILIATED BOND FUNDS - 24.82%
       5,145,399  WELLS FARGO ADVANTAGE INTERMEDIATE GOVERNMENT INCOME FUND                                           54,798,502
             N/A  WELLS FARGO ADVANTAGE TOTAL RETURN BOND PORTFOLIO                                                   50,341,532

                                                                                                                     105,140,034
                                                                                                                ----------------

TOTAL INVESTMENT COMPANIES (COST $390,627,515)                                                                       418,928,140
                                                                                                                ----------------

PRINCIPAL                                                                       INTEREST RATE   MATURITY DATE

SHORT-TERM INVESTMENTS - 0.91%

US TREASURY BILLS - 0.91%
$      3,000,000  US TREASURY BILL^#                                                 4.16%        05/11/2006           2,973,972
         870,000  US TREASURY BILL^#                                                 4.48         08/10/2006             852,450

                                                                                                                       3,826,422
                                                                                                                ----------------

TOTAL SHORT-TERM INVESTMENTS (COST $3,828,025)                                                                         3,826,422
                                                                                                                ----------------

TOTAL INVESTMENTS IN SECURITIES
(COST $394,455,540)*                                      99.80%                                                $    422,754,562

OTHER ASSETS AND LIABILITIES, NET                          0.20                                                          862,471
                                                        -------                                                 ----------------

TOTAL NET ASSETS                                         100.00%                                                $    423,617,033
                                                        -------                                                 ----------------

^     ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

# ALL OR A PORTION OF THIS SECURITY IS SEGREGATED AS COLLATERAL FOR DERIVATIVE INVESTMENTS.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE WEALTHBUILDER PORTFOLIOS       PORTFOLIO OF INVESTMENTS --
                                                   FEBRUARY 28, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

WEALTHBUILDER MODERATE BALANCED PORTFOLIO
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                       VALUE
INVESTMENT COMPANIES - 98.37%

STOCK FUNDS - 23.31%
         109,174  ING INTERNATIONAL VALUE FUND                                    $     2,080,851
          86,118  JOHN HANCOCK CLASSIC VALUE FUND                                       2,204,631
         152,918  MFS STRATEGIC VALUE FUND                                              2,217,309
          60,521  OPPENHEIMER MAIN STREET SMALL CAP FUND                                1,392,598
         131,674  T. ROWE PRICE BLUE CHIP GROWTH FUND                                   4,461,107

                                                                                       12,356,496
                                                                                  ---------------

AFFILIATED STOCK FUNDS - 25.63%
       221,047  WELLS FARGO ADVANTAGE ENDEAVOR SELECT FUND                              2,179,524
           N/A  WELLS FARGO ADVANTAGE EQUITY VALUE PORTFOLIO                            4,385,975
           N/A  WELLS FARGO ADVANTAGE INTERNATIONAL GROWTH PORTFOLIO                    2,070,387
           N/A  WELLS FARGO ADVANTAGE LARGE COMPANY GROWTH PORTFOLIO                    2,193,140
       104,596  WELLS FARGO ADVANTAGE SMALL CAP GROWTH FUND                             1,390,076
           N/A  WELLS FARGO ADVANTAGE SMALL COMPANY VALUE PORTFOLIO                     1,366,973

                                                                                       13,586,075
                                                                                  ---------------

BOND FUNDS - 9.91%
         683,285  MFS HIGH INCOME FUND                                                  2,623,813
         438,694  OPPENHEIMER INTERNATIONAL BOND FUND                                   2,632,161

                                                                                        5,255,974
                                                                                  ---------------

AFFILIATED BOND FUNDS - 39.52%
         247,493  WELLS FARGO ADVANTAGE INTERMEDIATE GOVERNMENT INCOME FUND             2,635,795
       1,062,227  WELLS FARGO ADVANTAGE SHORT DURATION GOVERNMENT BOND FUND            10,484,178
             N/A  WELLS FARGO ADVANTAGE TOTAL RETURN BOND PORTFOLIO                     7,835,412

                                                                                       20,955,385
                                                                                  ---------------

TOTAL INVESTMENT COMPANIES (COST $50,634,821)                                          52,153,930
                                                                                  ---------------

TOTAL INVESTMENTS IN SECURITIES
(COST $50,634,821)*                                       98.37%                  $    52,153,930

OTHER ASSETS AND LIABILITIES, NET                          1.63                           863,208
                                                        -------                   ---------------

TOTAL NET ASSETS                                         100.00%                  $    53,017,138
                                                        -------                   ---------------

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE WEALTHBUILDER PORTFOLIOS       PORTFOLIO OF INVESTMENTS --
                                                   FEBRUARY 28, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

WEALTHBUILDER TACTICAL EQUITY PORTFOLIO
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                        VALUE
INVESTMENT COMPANIES - 99.37%

STOCK FUNDS - 47.23%
       3,008,244  ING INTERNATIONAL VALUE FUND                                    $     57,337,135
       1,333,211  JOHN HANCOCK CLASSIC VALUE FUND                                       34,130,212
         240,445  MFS STRATEGIC VALUE FUND                                               3,486,458
         163,830  OPPENHEIMER MAIN STREET SMALL CAP FUND                                 3,769,737
         306,542  T. ROWE PRICE BLUE CHIP GROWTH FUND                                   10,385,654

                                                                                       109,109,196
                                                                                  ----------------

AFFILIATED STOCK FUNDS - 52.14%
         515,601  WELLS FARGO ADVANTAGE ENDEAVOR SELECT FUND                             5,083,826
             N/A  WELLS FARGO ADVANTAGE EQUITY VALUE PORTFOLIO                          45,485,330
             N/A  WELLS FARGO ADVANTAGE INTERNATIONAL GROWTH PORTFOLIO                  57,134,156
             N/A  WELLS FARGO ADVANTAGE LARGE COMPANY GROWTH PORTFOLIO                   5,110,115
         288,173  WELLS FARGO ADVANTAGE SMALL CAP GROWTH FUND                            3,829,825
             N/A  WELLS FARGO ADVANTAGE SMALL COMPANY VALUE PORTFOLIO                    3,795,610

                                                                                       120,438,862
                                                                                  ----------------

TOTAL INVESTMENT COMPANIES (COST $203,669,718)                                         229,548,058
                                                                                  ----------------

TOTAL INVESTMENTS IN SECURITIES
(COST $203,669,718)*                                      99.37%                  $    229,548,058

OTHER ASSETS AND LIABILITIES, NET                          0.63                          1,453,171
                                                        -------                   ----------------

TOTAL NET ASSETS                                         100.00%                  $    231,001,229
                                                        -------                   ----------------

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

NQ FAIR VALUATION NOTES PER EACH FUND

NOTES TO PORTFOLIO OF INVESTMENT
--------------------------------------------------------------------------------

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

SECURITY VALUATION

      Each Fund determines its net asset value as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern
Time) on each Fund business day. Investments in the Underlying Funds are valued at the closing net asset value per share of each Underlying Fund on the valuation date. The Funds' investments in the Underlying Funds structured as partnerships (the "Master Portfolios") are valued daily based upon each Fund's proportionate share of each Master Portfolio's net assets, which are also valued daily.

      Certain fixed income securities with maturities exceeding 60 days are valued by using a pricing service approved by the Trust's Board of Trustees. The service uses market prices as quoted by an independent pricing service or by dealers in these securities when, in the service's judgment, these prices are readily available and are representative of the securities' market values. For some securities, such prices are not readily available. These securities will generally be fair valued using methods which may include consideration of yields or prices of securities of comparable quality, coupon rate, maturity and type of issue, indications as to values from dealers in securities, trading characteristics, and general market conditions.

      Debt securities maturing in 60 days or less generally are valued at amortized cost. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates market value.

      Investmetns which are not valued using any of the methods discussed above are valued at their fair value as determined by prodecures approved by the Board of Trustees.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

      Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily.

      Each Fund records its pro rata share of the Master Portfolio's net investment income, and realized and unrealized gain and loss daily.

      Dividend income and realized gain distributions are recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the Fund is informed of the ex-dividend date. Dividend income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

      Realized gain and loss distributions from underlying funds are treated as realized gains and losses.

OTHER

      For more information regarding the Fund and its holdings, please see the Fund's most recent Prospectus and Annual Report.

WELLS FARGO ADVANTAGE INCOME FUNDS

                       PORTFOLIO OF INVESTMENTS -- FEBRUARY 28, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

DIVERSIFIED BOND FUND
--------------------------------------------------------------------------------

FACE/SHARE
AMOUNT           SECURITY NAME                                                                                    VALUE
INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS - 100.05%
            N/A  WELLS FARGO ADVANTAGE INFLATION-PROTECTED BOND PORTFOLIO                                     $   10,614,703
            N/A  WELLS FARGO ADVANTAGE MANAGED FIXED INCOME PORTFOLIO                                             74,344,509
            N/A  WELLS FARGO ADVANTAGE TOTAL RETURN BOND PORTFOLIO                                                21,241,993

TOTAL INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS (COST $105,136,082)                                            106,201,205
                                                                                                              --------------

TOTAL INVESTMENTS IN SECURITIES
(COST $105,136,082)*                                    100.05%                                               $  106,201,205

OTHER ASSETS AND LIABILITIES, NET                        (0.05)                                                      (50,367)
                                                        ------                                                --------------

TOTAL NET ASSETS                                        100.00%                                               $  106,150,838
                                                        ------                                                --------------

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INCOME FUNDS

                       PORTFOLIO OF INVESTMENTS -- FEBRUARY 28, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

HIGH YIELD BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                  INTEREST RATE  MATURITY DATE      VALUE
CORPORATE BONDS & NOTES - 79.43%

AMUSEMENT & RECREATION SERVICES - 2.93%
$     3,100,000  DIRECTV HOLDINGS FINANCE                                             6.38%      06/15/2015   $    3,088,375
        250,000  GOLFSMITH INTERNATIONAL INCORPORATED                                 8.38       10/15/2009          208,750
        775,000  MOHEGAN TRIBAL GAMING AUTHORITY                                      6.13       02/15/2013          768,219
        880,000  PENN NATIONAL GAMING INCORPORATED                                    6.88       12/01/2011          897,600
        100,000  RIVER ROCK ENTERTAINMENT AUTHORITY                                   9.75       11/01/2011          108,250
        930,000  SPEEDWAY MOTORSPORTS INCORPORATED                                    6.75       06/01/2013          943,950
        800,000  TOWN SPORTS INTERNATIONAL INCORPORATED                               9.63       04/15/2011          838,000

                                                                                                                   6,853,144
                                                                                                              --------------

APPAREL & ACCESSORY STORES - 0.45%
      1,000,000  PAYLESS SHOESOURCE INCORPORATED                                      8.25       08/01/2013        1,052,500
                                                                                                              --------------

APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS - 0.61%
      1,100,000  LEVI STRAUSS & COMPANY                                              12.25       12/15/2012        1,256,750
        175,000  PHILLIPS VAN-HEUSEN                                                  7.25       02/15/2011          179,812

                                                                                                                   1,436,562
                                                                                                              --------------

AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS - 0.77%
        700,000  ASBURY AUTOMOTIVE GROUP INCORPORATED                                 9.00       06/15/2012          721,000
      1,075,000  SONIC AUTOMOTIVE INCORPORATED SERIES B                               8.63       08/15/2013        1,077,687

                                                                                                                   1,798,687
                                                                                                              --------------

AUTOMOTIVE REPAIR, SERVICES & PARKING - 0.07%
         85,000  FEDERAL-MOGUL CORPORATION^^                                          7.88       07/01/2010           32,725
        140,000  MERITOR AUTOMOTIVE INCORPORATED                                      6.80       02/15/2009          137,200

                                                                                                                     169,925
                                                                                                              --------------

BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS - 0.60%
        725,000  BEAZER HOMES USA INCORPORATED                                        8.38       04/15/2012          754,000
        670,000  PANOLAM INDUSTRIES INTERNATIONAL++                                  10.75       10/01/2013          643,200

                                                                                                                   1,397,200
                                                                                                              --------------

BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS - 0.41%
        993,000  SUBURBAN PROPANE PARTNERS                                            6.88       12/15/2013          958,245
                                                                                                              --------------

BUSINESS SERVICES - 5.46%
        650,000  AFFINITY GROUP INCORPORATED                                          9.00       02/15/2012          650,000
        250,000  CCM MERGER INCORPORATED++                                            8.00       08/01/2013          248,750
        300,000  COUCHE-TARD US FINANCE                                               7.50       12/15/2013          312,750
      1,421,000  H&E EQUIPMENT FINANCE                                               12.50       06/15/2013        1,577,310
        675,000  HERTZ CORPORATION++                                                  8.88       01/01/2014          705,375
        270,000  HERTZ CORPORATION++<<                                               10.50       01/01/2016          290,925
        730,000  IKON OFFICE SOLUTIONS++                                              7.75       09/15/2015          737,300
        650,000  NATIONSRENT INCORPORATED                                             9.50       10/15/2010          712,562
        740,000  NATIONSRENT INCORPORATED                                             9.50       05/01/2015          799,200
      1,000,000  OAKHILL SECURITY FUND II SERIES B1-A++                               8.57       10/15/2006        1,001,300
        250,000  STRIPES ACQUISITION SUSSER FINANCE++                                10.63       12/15/2013          261,250
        300,000  SUNGARD DATA SYSTEMS INCORPORATED                                    3.75       01/15/2009          279,000
      2,400,000  SUNGARD DATA SYSTEMS INCORPORATED++                                  9.13       08/15/2013        2,553,000
        500,000  SUNGARD DATA SYSTEMS INCORPORATED++                                 10.25       08/15/2015          524,375
        450,000  SUNSTATE EQUIPMENT COMPANY LLC++                                    10.50       04/01/2013          468,000
        850,000  VERTIS INCORPORATED                                                  9.75       04/01/2009          879,750
        725,000  WILLIAMS SCOTSMAN INCORPORATED                                       8.50       10/01/2015          746,750

                                                                                                                  12,747,597
                                                                                                              --------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INCOME FUNDS

                       PORTFOLIO OF INVESTMENTS -- FEBRUARY 28, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

HIGH YIELD BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                  INTEREST RATE  MATURITY DATE      VALUE
CHEMICALS & ALLIED PRODUCTS - 0.56%
$       330,000  EQUISTAR CHEMICALS LP/EQUISTAR FUNDING CORPORATION                  10.13%      09/01/2008   $      354,750
        495,000  LYONDELL CHEMICAL COMPANY SERIES A                                   9.63       05/01/2007          512,325
        450,000  MYLAN LABORATORIES INCORPORATED                                      5.75       08/15/2010          448,875

                                                                                                                   1,315,950
                                                                                                              --------------

COAL MINING - 0.95%
        705,000  JAMES RIVER COAL COMPANY                                             9.38       06/01/2012          734,962
      1,500,000  MASSEY ENERGY COMPANY++                                              6.88       12/15/2013        1,496,250

                                                                                                                   2,231,212
                                                                                                              --------------

COMMUNICATIONS - 12.57%
        480,000  AMERICAN MEDIA OPERATIONS INCORPORATED                               8.88       01/15/2011          408,000
        880,000  CCO HOLDINGS LLC/CAPITAL CORPORATION+/-                              8.62       12/15/2010          880,000
        580,000  CENTENNIAL COMMUNICATIONS CORPORATION++<<                           10.00       01/01/2013          603,200
      2,555,000  CHARTER COMMUNICATION OPT LLC CAPITAL++                              8.00       04/30/2012        2,574,162
      1,270,000  CHARTER COMMUNICATION OPT LLC CAPITAL++                              8.38       04/30/2014        1,279,525
      1,685,000  CINCINNATI BELL INCORPORATED                                         7.00       02/15/2015        1,682,894
      1,050,000  CSC HOLDINGS INCORPORATED                                            7.88       12/15/2007        1,076,250
        775,000  DOBSON CELLULAR SYSTEMS                                              8.38       11/01/2011          821,500
        800,000  DOBSON CELLULAR SYSTEMS+/-                                           9.43       11/01/2011          832,000
      2,500,000  DOBSON CELLULAR SYSTEMS                                              9.88       11/01/2012        2,731,250
        720,000  DOBSON COMMUNICATIONS CORPORATION<<                                  8.88       10/01/2013          725,400
        450,000  DOBSON COMMUNICATIONS CP+++/-                                        8.85       10/15/2012          445,500
      1,625,000  ECHOSTAR DBS CORPORATION++                                           7.13       02/01/2016        1,608,750
        500,000  FISHER COMMUNICATIONS INCORPORATED                                   8.63       09/15/2014          525,625
        835,000  HAWAIIAN TELCOM COMMUNICATIONS INCORPORATED++<<                     12.50       05/01/2015          791,163
        160,000  INTELSAT BERMUDA LIMITED+++/-                                        9.61       01/15/2012          163,200
        700,000  LODGENET ENTERTAINMENT CORPORATION                                   9.50       06/15/2013          756,000
        868,000  PANAMSAT CORPORATION                                                 9.00       08/15/2014          915,740
        100,000  QWEST COMMUNICATIONS INTERNATIONAL INCORPORATED                      7.25       02/15/2011          102,125
      1,800,000  QWEST COMMUNICATIONS INTERNATIONAL INCORPORATED<<                    7.50       02/15/2014        1,849,500
        250,000  QWEST CORPORATION                                                    8.88       03/15/2012          280,000
        900,000  QWEST CORPORATION+++/-                                               7.74       06/15/2013          983,250
      1,000,000  QWEST CORPORATION++                                                  7.63       06/15/2015        1,072,500
      2,305,000  RURAL CELLULAR CORPORATION                                           9.88       02/01/2010        2,466,350
        400,000  RURAL CELLULAR CORPORATION                                           8.25       03/15/2012          420,000
        235,000  TIME WARNER TELECOMMUNICATION HOLDINGS                               9.25       02/15/2014          253,506
        235,000  UBIQUITEL OPERATING COMPANY                                          9.88       03/01/2011          258,500
      2,750,000  VALOR TELECOMMUNICATIONS ENTERPRISES                                 7.75       02/15/2015        2,863,437

                                                                                                                  29,369,327
                                                                                                              --------------

DEPOSITORY INSTITUTIONS - 1.01%
        700,000  ASHTON WOODS USA++                                                   9.50       10/01/2015          658,000
      1,650,000  CHEVY CHASE BANK FSB                                                 6.88       12/01/2013        1,699,500

                                                                                                                   2,357,500
                                                                                                              --------------

EATING & DRINKING PLACES - 3.32%
      1,730,000  BUFFETS INCORPORATED                                                11.25       07/15/2010        1,799,200
        445,000  FRIENDLY ICE CREAM CORPORATION<<                                     8.38       06/15/2012          416,075
      2,500,000  O'CHARLEYS INCORPORATED<<                                            9.00       11/01/2013        2,568,750
        925,000  PIERRE FOODS INCORPORATED                                            9.88       07/15/2012          959,687
      1,850,000  REAL MEX RESTAURANTS INCORPORATED                                   10.00       04/01/2010        2,002,625

                                                                                                                   7,746,337
                                                                                                              --------------

ELECTRIC, GAS & SANITARY SERVICES - 3.35%
        500,000  ALLIED WASTE NORTH AMERICA                                           6.50       11/15/2010          497,500
        550,000  ALLIED WASTE NORTH AMERICA<<                                         6.38       04/15/2011          541,750

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INCOME FUNDS

                       PORTFOLIO OF INVESTMENTS -- FEBRUARY 28, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

HIGH YIELD BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                  INTEREST RATE  MATURITY DATE      VALUE
ELECTRIC, GAS & SANITARY SERVICES (CONTINUED)
$       300,000  ALLIED WASTE NORTH AMERICA<<                                         7.88%      04/15/2013   $      312,000
      2,810,000  ALLIED WASTE NORTH AMERICA<<                                         7.25       03/15/2015        2,852,150
        850,000  EL PASO CORPORATION++                                                6.50       05/15/2006          850,000
        150,000  FERRELLGAS PARTNERS LIMITED PARTNERSHIP                              6.75       05/01/2014          146,250
        375,000  NEVADA POWER COMPANY++                                               5.95       03/15/2016          376,761
        725,000  NRG ENERGY INCORPORATED<<                                            7.25       02/01/2014          743,125
      1,460,000  NRG ENERGY INCORPORATED                                              7.38       02/01/2016        1,503,800

                                                                                                                   7,823,336
                                                                                                              --------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
 EQUIPMENT - 1.51%
      1,470,000  COMMUNICATIONS & POWER INDUSTRIAL                                    8.00       02/01/2012        1,510,425
      1,160,000  L-3 COMMUNICATIONS CORPORATION                                       6.38       10/15/2015        1,157,100
        824,427  TENASKA ALABAMA II PART SERIES144A ELECTRIC - GENERATION++           7.00       06/30/2021          850,986

                                                                                                                   3,518,511
                                                                                                              --------------

ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES - 0.36%
        800,000  CORNELL COMPANIES INCORPORATED                                      10.75       07/01/2012          846,000
                                                                                                              --------------

FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT - 0.38%
      1,075,000  AFFINIA GROUP INCORPORATED<<                                         9.00       11/30/2014          889,563
                                                                                                              --------------

FOOD & KINDRED PRODUCTS - 0.54%
        440,000  B&G FOODS HOLDING CORPORATION                                        8.00       10/01/2011          451,000
         76,000  DOLE FOODS COMPANY INCORPORATED                                      8.63       05/01/2009           76,950
        400,000  DOLE FOODS COMPANY INCORPORATED                                      7.25       06/15/2010          385,000
        415,000  MRS. FIELDS FAMOUS BRANDS LLC<<                                     11.50       03/15/2011          343,413

                                                                                                                   1,256,363
                                                                                                              --------------

FOOD STORES - 0.56%
        250,000  DOANE PET CARE COMPANY                                              10.75       03/01/2010          269,062
        221,000  DOMINO'S INCORPORATED                                                8.25       07/01/2011          229,840
        800,000  STATER BROTHERS HOLDINGS                                             8.13       06/15/2012          808,000

                                                                                                                   1,306,902
                                                                                                              --------------

GENERAL MERCHANDISE STORES - 0.86%
      1,460,000  ALH FINANCE LLC/ALH FINANCE CORPORATION<<                            8.50       01/15/2013        1,408,900
        600,000  JEAN COUTU GROUP INCORPORATED<<                                      7.63       08/01/2012          600,000

                                                                                                                   2,008,900
                                                                                                              --------------

HEALTH SERVICES - 2.57%
        690,000  AMERISOURCEBERGEN CORPORATION++                                      5.88       09/15/2015          694,382
      1,775,000  HCA INCORPORATED<<                                                   6.38       01/15/2015        1,772,215
      1,885,000  HCA INCORPORATED                                                     6.50       02/15/2016        1,878,508
        649,000  KINETIC CONCEPTS INCORPORATED                                        7.38       05/15/2013          665,225
        950,000  SKILLED HEALTHCARE GROUP INCORPORATED++                             11.00       01/15/2014          988,000

                                                                                                                   5,998,330
                                                                                                              --------------

HOLDING & OTHER INVESTMENT OFFICES - 3.95%
      2,100,000  ALAMOSA DELAWARE INCORPORATED                                        8.50       01/31/2012        2,268,000
      3,250,000  BF SAUL REIT                                                         7.50       03/01/2014        3,331,250
      1,200,000  FELCOR LODGING LIMITED PARTNERSHIP+/-                                8.83       06/01/2011        1,248,000
      1,650,000  PCA FINANCE CORPORATION                                             11.88       08/01/2009          330,000
      1,975,000  SHERIDAN ACQUISITION CORPORATION                                    10.25       08/15/2011        2,046,594

                                                                                                                   9,223,844
                                                                                                              --------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INCOME FUNDS

                       PORTFOLIO OF INVESTMENTS -- FEBRUARY 28, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

HIGH YIELD BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                  INTEREST RATE  MATURITY DATE      VALUE
HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES - 0.04%
$       460,000  LEVITZ HOME FURNISHING ESCROW BONDS^^++                             12.50%      02/01/2026   $            0
        100,000  NORCRAFT FINANCE CORPORATION                                         9.00       11/01/2011          103,375

                                                                                                                     103,375
                                                                                                              --------------

HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES - 3.94%
      1,350,000  AZTAR CORPORATION                                                    9.00       08/15/2011        1,425,938
        676,000  HMH PROPERTIES INCORPORATED SERIES B                                 7.88       08/01/2008          680,225
        965,000  MAJESTIC STAR CASINO LLC                                             9.50       10/15/2010        1,032,550
        300,000  MANDALAY RESORT GROUP                                                6.50       07/31/2009          303,000
        700,000  MGM MIRAGE INCORPORATED                                              6.00       10/01/2009          696,500
         25,000  MGM MIRAGE INCORPORATED                                              6.75       09/01/2012           25,406
      1,500,000  MGM MIRAGE INCORPORATED<<                                            6.63       07/15/2015        1,505,625
        725,000  SAN PASQUAL CASINO++                                                 8.00       09/15/2013          739,500
      1,400,000  STATION CASINOS INCORPORATED<<                                       6.00       04/01/2012        1,400,000
        710,000  STATION CASINOS INCORPORATED++                                       6.63       03/15/2018          708,225
        700,000  WYNN LAS VEGAS LLC<<                                                 6.63       12/01/2014          689,500

                                                                                                                   9,206,469
                                                                                                              --------------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 1.01%
        400,000  COLUMBUS MCKINNON CORPORATION++                                      8.88       11/01/2013          421,000
        779,000  COLUMBUS MCKINNON CORPORATION NY                                    10.00       08/01/2010          857,874
      1,725,000  FEDDERS NORTH AMERICA INCORPORATED                                   9.88       03/01/2014        1,069,500

                                                                                                                   2,348,374
                                                                                                              --------------

JUSTICE, PUBLIC ORDER & SAFETY - 0.18%
        430,000  CORRECTIONS CORPORATION OF AMERICA                                   6.25       03/15/2013          426,775
                                                                                                              --------------

MACHINERY - 0.91%
        400,000  JLG INDUSTRIES INCORPORATED                                          8.25       05/01/2008          418,000
      1,605,000  JLG INDUSTRIES INCORPORATED<<                                        8.38       06/15/2012        1,697,287

                                                                                                                   2,115,287
                                                                                                              --------------

MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL &
 OPTICAL GOODS - 0.55%
      1,250,000  ITRON INCORPORATED                                                   7.75       05/15/2012        1,287,500
                                                                                                              --------------

MISCELLANEOUS MANUFACTURING INDUSTRIES - 1.57%
      3,300,000  BOMBARDIER INCORPORATED++<<                                          6.75       05/01/2012        3,118,500
        500,000  IMCO RECYCLING INCORPORATED                                         10.38       10/15/2010          550,000

                                                                                                                   3,668,500
                                                                                                              --------------

MISCELLANEOUS RETAIL - 2.15%
        660,000  AMERIGAS PARTNERS LIMITED PARTNERSHIP                                7.25       05/20/2015          669,900
        500,000  AMERIGAS PARTNERS LIMITED PARTNERSHIP/AMERIGAS EAGLE FINANCE
                 CORPORATION                                                          7.13       05/20/2016          502,500
      1,300,000  DENNY'S CORPORATION/DENNY'S HOLDINGS INCORPORATED<<                 10.00       10/01/2012        1,358,500
      1,000,000  DILLARD'S INCORPORATED AR                                            7.38       06/01/2006        1,005,000
        900,000  PEP BOYS- MANNY MOE & JACK<<                                         7.50       12/15/2014          816,750
        675,000  PEP BOYS-MANNY MOE & JACK SERIES MTNB                                6.92       07/07/2006          676,431

                                                                                                                   5,029,081
                                                                                                              --------------

MOTION PICTURES - 1.07%
      1,002,000  AMC ENTERTAINMENT INCORPORATED+/-                                    9.00       08/15/2010        1,037,070
      1,250,000  AMC ENTERTAINMENT INCORPORATED SERIES B                              8.63       08/15/2012        1,303,125
        927,000  MUZAK FINANCE CORPORATION LLC (SUBORDINATED BOND)+/-#               13.00       03/15/2010          161,066

                                                                                                                   2,501,261
                                                                                                              --------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INCOME FUNDS

                       PORTFOLIO OF INVESTMENTS -- FEBRUARY 28, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

HIGH YIELD BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                  INTEREST RATE  MATURITY DATE      VALUE
MOTOR FREIGHT TRANSPORTATION & WAREHOUSING - 0.03%
$        70,000  TRAILER BRIDGE INCORPORATED                                          9.25%      11/15/2011   $       72,100
                                                                                                              --------------

NON-DEPOSITORY CREDIT INSTITUTIONS - 3.01%
        324,000  CONSOLIDATED COMMUNICATIONS ILLINOIS TEXAS
                   HOLDINGS INCORPORATED                                              9.75       04/01/2012          346,275
        700,000  FORD MOTOR CREDIT COMPANY<<                                          7.25       10/25/2011          626,034
      2,895,000  FORD MOTOR CREDIT COMPANY<<                                          7.00       10/01/2013        2,544,210
        520,000  GENERAL MOTORS ACCEPTANCE CORPORATION                                6.88       08/28/2012          463,318
        850,000  GENERAL MOTORS ACCEPTANCE CORPORATION<<                              6.75       12/01/2014          750,922
      2,065,000  H&E EQUIPMENT/FINANCE                                               11.13       06/15/2012        2,299,894

                                                                                                                   7,030,653
                                                                                                              --------------

OIL & GAS EXTRACTION - 2.63%
        260,000  CHAPARRAL ENERGY INCORPORATED++                                      8.50       12/01/2015          274,950
        300,000  CHESAPEAKE ENERGY CORPORATION                                        6.63       01/15/2016          304,500
      1,500,000  CHESAPEAKE ENERGY CORPORATION                                        6.50       08/15/2017        1,509,375
      1,450,000  EL PASO CORPORATION                                                  6.75       05/15/2009        1,460,150
        600,000  EL PASO CORPORATION<<                                                7.88       06/15/2012          636,000
        860,000  ENCORE ACQUISITION COMPANY                                           6.00       07/15/2015          817,000
        650,000  HANOVER EQUIPMENT TRUST 01 SERIES A                                  8.50       09/01/2008          671,125
        515,000  MARKWEST ENERGY++                                                    6.88       11/01/2014          484,100

                                                                                                                   6,157,200
                                                                                                              --------------

PAPER & ALLIED PRODUCTS - 1.53%
      1,313,000  ABITIBI-CONSOLIDATED INCORPORATED                                    6.95       04/01/2008        1,291,664
      1,000,000  BUCKEYE TECHNOLOGIES INCORPORATED                                    8.00       10/15/2010          977,500
        400,000  GRAHAM PACKAGING COMPANY INCORPORATED                                8.50       10/15/2012          407,500
      1,000,000  NEENAH PAPER INCORPORATED                                            7.38       11/15/2014          910,000

                                                                                                                   3,586,664
                                                                                                              --------------

PERSONAL SERVICES - 0.98%
        220,000  CHUKCHANSI ECONOMIC DEVELOPMENT AUTHORITY+++/-                       7.59       11/15/2012          225,500
        190,000  CHUKCHANSI ECONOMIC DEVELOPMENT AUTHORITY++                          8.00       11/15/2013          195,700
        650,000  MAC-GRAY CORPORATION                                                 7.63       08/15/2015          666,250
        175,000  SERVICE CORPORATION INTERNATIONAL                                    7.70       04/15/2009          183,750
        350,000  SERVICE CORPORATION INTERNATIONAL                                    6.75       04/01/2016          349,125
        655,000  SERVICE CORPORATION INTERNATIONAL++                                  7.00       06/15/2017          668,919

                                                                                                                   2,289,244
                                                                                                              --------------

PETROLEUM REFINING & RELATED INDUSTRIES - 1.00%
      1,050,000  CHESAPEAKE ENERGY CORPORATION++                                      6.88       11/15/2020        1,078,875
        575,000  COLORADO INTERSTATE GAS++                                            6.80       11/15/2015          602,059
        640,000  TESORO CORPORATION++                                                 6.63       11/01/2015          644,800

                                                                                                                   2,325,734
                                                                                                              --------------

PIPELINES, EXCEPT NATURAL GAS - 2.79%
        250,000  EL PASO CORPORATION                                                  7.63       08/16/2007          255,313
      2,375,000  EL PASO CORPORATION SERIES MTN<<                                     7.75       01/15/2032        2,523,437
        520,000  PACIFIC ENERGY PARTNERS LIMITED PARTNERSHIP/PACIFIC ENERGY
                   FINANCE CORPORATION                                                6.25       09/15/2015          517,400
        450,000  TRANSMONTAIGNE INCORPORATED                                          9.13       06/01/2010          462,375
        800,000  WILLIAMS COMPANIES INCORPORATED++                                    6.38       10/01/2010          802,000
        800,000  WILLIAMS COMPANIES INCORPORATED++<<                                  6.54       10/01/2010          816,000
        950,000  WILLIAMS COMPANIES INCORPORATED<<                                    8.75       03/15/2032        1,149,500

                                                                                                                   6,526,025
                                                                                                              --------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INCOME FUNDS

                       PORTFOLIO OF INVESTMENTS -- FEBRUARY 28, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

HIGH YIELD BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                  INTEREST RATE  MATURITY DATE      VALUE
PRINTING, PUBLISHING & ALLIED INDUSTRIES - 3.36%
$       350,000  CADMUS COMMUNICATIONS CORPORATION                                    8.38%      06/15/2014   $      355,250
        911,000  DEX MEDIA WEST LLC/DEX MEDIA FINANCE COMPANY SERIES B                9.88       08/15/2013        1,008,933
      1,845,000  HOUGHTON MIFFLIN COMPANY<<                                           9.88       02/01/2013        2,011,050
        725,000  HOUGHTON MIFFLIN COMPANY<<^                                          9.43       10/15/2013          601,750
        650,000  MEDIANEWS GROUP INCORPORATED                                         6.88       10/01/2013          606,125
      1,300,000  PRIMEDIA INCORPORATED                                                8.88       05/15/2011        1,251,250
        825,000  PRIMEDIA INCORPORATED<<                                              8.00       05/15/2013          738,375
      1,215,000  R.H. DONNELLEY CORPORATION++                                         8.88       01/15/2016        1,268,156

                                                                                                                   7,840,889
                                                                                                              --------------

REAL ESTATE - 2.36%
      1,315,000  FELCOR SUITES LIMITED PARTNERSHIP                                    7.63       10/01/2007        1,347,875
        400,000  HOST MARRIOTT LIMITED PARTNERSHIP                                    7.13       11/01/2013          413,000
      1,615,000  HOST MARRIOTT LIMITED PARTNERSHIP SERIES I                           9.50       01/15/2007        1,665,469
        405,000  HOST MARRIOTT LIMITED PARTNERSHIP SERIES M                           7.00       08/15/2012          413,100
        650,000  KIMBALL HILL INCORPORATED++                                         10.50       12/15/2012          624,000
      1,070,000  THORNBURG MORTGAGE INCORPORATED                                      8.00       05/15/2013        1,056,625

                                                                                                                   5,520,069
                                                                                                              --------------

STONE, CLAY, GLASS & CONCRETE PRODUCTS - 1.36%
        475,000  CROWN AMERICAS INCORPORATED++                                        7.75       11/15/2015          495,188
        700,000  CROWN CORK & SEAL                                                    8.00       04/15/2023          682,500
      1,925,000  OWENS-BROCKWAY GLASS                                                 8.25       05/15/2013        2,006,812

                                                                                                                   3,184,500
                                                                                                              --------------

TEXTILE MILL PRODUCTS - 0.24%
        525,000  INVISTA++                                                            9.25       05/01/2012          557,813
                                                                                                              --------------

TOBACCO PRODUCTS - 0.54%
        900,000  RJ REYNOLDS TOBACCO HOLDINGS INCORPORATED++                          6.50       07/15/2010          904,500
        350,000  RJ REYNOLDS TOBACCO HOLDINGS INCORPORATED<<                          7.25       06/01/2012          362,250

                                                                                                                   1,266,750
                                                                                                              --------------

TRANSPORTATION EQUIPMENT - 3.50%
        140,000  ARVINMERITOR INCORPORATED                                            8.75       03/01/2012          137,200
        660,000  FEDERAL-MOGUL CORPORATION^^                                          8.80       04/15/2007          254,100
        735,000  FEDERAL-MOGUL CORPORATION^^                                          7.50       01/15/2009          282,975
      2,240,000  FORD MOTOR COMPANY<<                                                 7.45       07/16/2031        1,590,400
        755,000  GENERAL MOTORS ACCEPTANCE CORPORATION                                6.13       09/15/2006          745,877
      3,000,000  GENERAL MOTORS ACCEPTANCE CORPORATION<<                              8.00       11/01/2031        2,739,714
      1,365,000  GENERAL MOTORS CORPORATION<<                                         8.38       07/15/2033          962,325
        835,000  GREENBRIER COMPANIES INCORPORATED                                    8.38       05/15/2015          876,750
        135,000  LEAR CORPORATION<<                                                   8.11       05/15/2009          119,138
        205,000  LEAR CORPORATION SERIES B<<                                          5.75       08/01/2014          160,412
        293,000  TRW AUTOMOTIVE INCORPORATED                                          9.38       02/15/2013          317,905

                                                                                                                   8,186,796
                                                                                                              --------------

TRANSPORTATION SERVICES - 0.39%
        840,000  NEFF RENTAL/NEFF FINANCE++                                          11.25       06/15/2012          911,400
                                                                                                              --------------

WATER TRANSPORTATION - 0.22%
        500,000  OMI CORPORATION                                                      7.63       12/01/2013          512,500
                                                                                                              --------------

WHOLESALE TRADE-DURABLE GOODS - 0.28%
        650,000  OMNICARE INCORPORATED<<                                              6.88       12/15/2015          663,000
                                                                                                              --------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INCOME FUNDS

                       PORTFOLIO OF INVESTMENTS -- FEBRUARY 28, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

HIGH YIELD BOND FUND
--------------------------------------------------------------------------------

TOTAL CORPORATE BONDS & NOTES (COST $184,503,001)                                                                185,623,894
                                                                                                              --------------
PRINCIPAL        SECURITY NAME                                                  INTEREST RATE  MATURITY DATE      VALUE
FOREIGN CORPORATE BONDS - 0.36%
$       832,000  CROWN CORK & SEAL FINANCE PLC                                        7.00%      12/15/2006   $      836,160

TOTAL FOREIGN CORPORATE BONDS@ (COST $824,463)                                                                       836,160
                                                                                                              --------------

FOREIGN GOVERNMENT BONDS - 2.35%
      1,100,000  AVAGO TECHNOLOGIES FINANCE++<<                                      10.13       12/01/2013        1,168,750
        330,000  AVAGO TECHNOLOGIES FINANCE++                                        11.88       12/01/2015          348,975
      1,050,000  BOMBARDIER RECREATIONAL PRODUCTS INCORPORATED                        8.38       12/15/2013        1,102,500
        290,000  DOMTAR INCORPORATED                                                  7.13       08/15/2015          242,875
      1,355,000  INTELSAT LIMITED                                                     5.25       11/01/2008        1,280,475
        515,000  NOVA CHEMICALS CORPORATION+/-                                        7.56       11/15/2013          525,300
        140,000  ROGERS WIRELESS INCORPORATED                                         7.25       12/15/2012          148,575
        665,000  VIDEOTRON LTEE                                                       6.88       01/15/2014          679,962

TOTAL FOREIGN GOVERNMENT BONDS@ (COST $5,441,858)                                                                  5,497,412
                                                                                                              --------------

BLB-WEMBLEY 2ND LIEN TERM LOAN - 16.82%
      1,200,000  AMERITRADE HOLDING CORPORATION TERM LOAN B+++/-                      6.04       12/31/2012        1,206,996
        180,000  BLB-WEMBLEY 2ND LIEN TERM LOAN+++/-                                  7.83       08/11/2012          182,700
        388,600  CALPINE CORPORATION 1ST LIEN TERM LOAN+++/-                          7.06       02/17/2013          394,429
        974,600  CALPINE CORPORATION 2ND LIEN TERM LOAN+++/-                          8.81       02/17/2014          998,965
        986,000  CALPINE CORPORATION REVOLVER TERM LOAN+++/-                          7.06       02/17/2014          973,675
      1,165,000  CAPITAL AUTOMOTIVE REIT (CARS) TERM LOAN B+++/-                      6.31       12/16/2010        1,170,336
      1,000,000  CENTRAL GARDEN & PET COMPANY TERM LOAN B+++/-                        6.31       09/30/2012        1,005,630
      1,756,117  CHARTER COMMUNICATIONS OPERATING LLC TERM LOAN B+++/-                7.92       04/07/2011        1,771,974
        249,375  CHENIERE ENERGY TERM LOAN+++/-                                       6.95       08/30/2012          251,634
        547,250  COLLINS & AIKMAN TRANCHE B-1 TERM LOAN+++/-                         11.00       08/31/2011          526,728
        374,300  CONSOLIDATED CONTAINER TERM LOAN+++/-                                7.50       12/15/2008          375,236
        320,665  COVANTA ENERGY 1ST LIEN TERM LOAN+++/-                               7.52       06/10/2012          325,875
        475,447  COVANTA ENERGY 1ST LIEN TERM LOAN+++/-                               4.53       06/11/2012          481,390
        450,000  COVANTA ENERGY 2ND LIEN TERM LOAN+++/-                              10.03       06/10/2013          456,188
      1,526,175  DELPHI CORPORATION TERM LOAN+++/-                                   13.00       06/14/2011        1,608,207
      1,500,000  DENNY'S CORPORATION 2ND LIEN TERM LOAN+++/-                          9.50       08/26/2010        1,539,840
        605,000  EAGLE ROCK ENERGY TERM LOAN B+++/-                                   7.03       12/01/2012          610,294
      1,035,000  GEORGIA PACIFIC 1ST TERM LOAN B+++/-                                 6.75       12/23/2012        1,042,297
      3,195,000  GEORGIA PACIFIC 2ND LIEN TERM LOAN C+++/-                            7.75       12/23/2013        3,257,558
        835,000  GLOBAL EXCHANGE SERVICES CORPORATION (GXS) 1ST LIEN TERM
                   LOAN+++/-                                                          9.66       07/29/2011          822,475
        765,000  GOODYEAR TIRE AND RUBBER 2ND LIEN TERM LOAN+++/-                     7.06       04/30/2010          766,591
        875,000  HEALTHSOUTH CORPORATION SENIOR UNSECURED TERM LOAN+++/-              9.57       06/15/2010          894,688
        175,000  HELM CORPORATION 2ND LIEN TERM LOAN+++/-                            11.22       07/08/2012          177,406
        605,000  HILTON HOTELS TERM LOAN B+++/-                                       6.12       02/23/2013          608,025
      1,220,000  KEY ENERGY SERVICES TERM LOAN+++/-                                   7.68       06/30/2012        1,236,519
        538,972  LEVI STRAUSS & COMPANY BANK DEBT+++/-                               11.52       09/29/2009          553,120
      1,700,000  LPL HOLDINGS INCORPORATED TERM LOAN B+++/-                           7.88       06/27/2013        1,702,125
      1,050,000  NRG ENERGY TERM LOAN+++/-                                            6.57       01/31/2013        1,060,059
        850,000  PENHALL INTERNATIONAL CORPORATION 2ND LIEN TERM LOAN+++/-           11.21       11/01/2010          858,500
      1,850,000  PIEDMONT HAWTHORNE 2ND LIEN TERM LOAN+++/-                           9.32       08/27/2011        1,877,750
        770,000  QUALITY HOME BRANDS 2ND LIEN TERM LOAN+++/-                         11.53       11/04/2012          772,888
      2,500,000  ROUSE COMPANY BRIDGE TERM LOAN                                       6.12       08/31/2006        2,500,000
      1,323,350  SUNGARD DATA SYSTEMS TERM LOAN B+++/-                                7.22       02/11/2013        1,340,951
      1,640,000  TOWER AUTOMOTIVE DIP TERM LOAN+++/-                                  7.25       02/25/2007        1,660,500
      1,390,000  TOYS R US TERM LOAN+++/-                                             7.39       12/01/2008        1,381,312
      1,545,000  UNITED AIRLINES TERM LOAN B+++/-                                     7.39       02/01/2012        1,570,755
      1,326,375  WASTE SERVICES INCORPORATED TRANCHE B+++/-                           7.75       04/30/2011        1,341,297

TOTAL TERM LOANS (COST $38,873,715)                                                                               39,304,913
                                                                                                              --------------

SHARES

PREFERRED STOCKS - 0.53%
         30,000  FIRST REPUBLIC BANK PREFERRED CAPITAL CORPORATION II(Y)                                             734,064

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INCOME FUNDS

                       PORTFOLIO OF INVESTMENTS -- FEBRUARY 28, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

HIGH YIELD BOND FUND
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                    VALUE
PREFERRED STOCKS (CONTINUED)
              1  PAXSON COMMUNICATIONS CORPORATION+/-(Y)                                                      $        1,684
            640  PORT TOWNSEND PAPER CORPORATION SERIES UNIT(Y)                                                      512,000

TOTAL PREFERRED STOCKS (COST $1,370,943)                                                                           1,247,748
                                                                                                              --------------

COLLATERAL FOR SECURITIES LENDING - 18.73%

COLLATERAL INVESTED IN MONEY MARKET FUNDS - 0.03%
         81,395  SCUDDER DAILY ASSETS MONEY MARKET FUND                                                               81,395
                                                                                                              --------------

PRINCIPAL        SECURITY NAME                                                  INTEREST RATE  MATURITY DATE

COLLATERAL INVESTED IN OTHER ASSETS - 18.70%
$       176,301  AMERICAN GENERAL FINANCE CORPORATION+++/-                            4.60%      03/15/2007          176,371
        195,889  APRECO LLC                                                           4.48       03/15/2006          195,547
         73,400  APRECO LLC                                                           4.63       05/15/2006           72,683
      1,312,459  AQUIFER FUNDING LIMITED++                                            4.55       03/06/2006        1,311,646
        979,447  ATLAS CAPITAL FUNDING CORPORATION SERIES MTN+/-                      4.55       11/03/2006          979,447
        137,123  ATLAS CAPITAL FUNDING LIMITED                                        4.56       03/20/2006          136,796
        235,067  ATLAS CAPITAL FUNDING LIMITED                                        4.63       05/15/2006          232,771
        489,724  ATLAS CAPITAL FUNDING LIMITED+/-                                     4.56       10/20/2006          489,724
         81,275  ATOMIUM FUNDING CORPORATION                                          4.55       03/15/2006           81,132
         78,356  ATOMIUM FUNDING CORPORATION++                                        4.54       04/12/2006           77,937
         19,589  BARTON CAPITAL CORPORATION++                                         4.65       04/06/2006           19,499
         67,954  BETA FINANCE INCORPORATED SERIES MTN+/-                              4.64       06/02/2006           67,970
      1,645,471  BNP PARIBAS REPURCHASE AGREEMENT
                   (MATURITY VALUE $1,645,682)                                        4.61       03/01/2006        1,645,471
        489,724  BUCKINGHAM CDO II LLC++                                              4.57       03/23/2006          488,372
      1,668,292  BUCKINGHAM CDO II LLC++                                              4.57       03/24/2006        1,663,471
      1,087,950  BUCKINGHAM CDO LLC                                                   4.55       03/03/2006        1,087,678
        489,724  BUCKINGHAM CDO LLC                                                   4.57       03/23/2006          488,372
        290,778  BUCKINGHAM CDO LLC                                                   4.62       04/06/2006          289,447
        391,779  CAIRN HIGH GRADE FUNDING I                                           4.56       03/22/2006          390,748
        587,668  CAIRN HIGH GRADE FUNDING I                                           4.61       04/06/2006          584,977
        332,581  CEDAR SPRINGS CAPITAL COMPANY LLC                                    4.48       03/13/2006          332,082
        102,470  CEDAR SPRINGS CAPITAL COMPANY LLC                                    4.49       03/14/2006          102,303
        786,457  CEDAR SPRINGS CAPITAL COMPANY LLC                                    4.56       03/20/2006          784,585
        181,883  CEDAR SPRINGS CAPITAL COMPANY LLC                                    4.51       04/05/2006          181,074
        270,327  CEDAR SPRINGS CAPITAL COMPANY LLC                                    4.71       05/08/2006          267,932
         87,112  CEDAR SPRINGS CAPITAL COMPANY LLC                                    4.72       05/10/2006           86,318
        391,779  CEDAR SPRINGS CAPITAL COMPANY LLC                                    4.73       05/12/2006          388,104
        979,447  CONCORD MINUTEMEN CAPITAL COMPANY+/-                                 4.55       03/15/2006          979,447
         76,828  CORPORATE ASSET SECURITIZATION AUSTRALIA LIMITED                     4.55       03/08/2006           76,761
        382,964  CORPORATE ASSET SECURITIZATION AUSTRALIA LIMITED                     4.56       03/15/2006          382,294
        607,257  CREDIT SUISSE BANKK SERIES YCD1+/-                                   4.61       05/04/2006          606,692
        489,724  CULLINAN FINANCE CORPORATION SERIES MTN+/-                           4.71       11/15/2006          489,763
        391,740  DEER VALLEY FUNDING LLC++                                            4.55       03/03/2006          391,642
        196,908  DEER VALLEY FUNDING LLC++                                            4.56       03/13/2006          196,613
        979,447  DEER VALLEY FUNDING LLC++                                            4.58       03/23/2006          976,744
        391,779  DEER VALLEY FUNDING LLC++                                            4.52       04/10/2006          389,785
      3,917,789  DEUTSCHE BANK REPURCHASE AGREEMENT
                   (MATURITY VALUE $3,918,287)                                        4.58       03/01/2006        3,917,789
        741,716  GALLEON CAPITAL LLC                                                  4.60       03/01/2006          741,716
        470,135  GOLDMAN SACHS GROUP INCORPORATED+/-                                  4.66       06/30/2006          470,135
      1,121,467  HARRIER FINANCE FUNDING LLC                                          4.57       04/03/2006        1,116,757
        313,423  ING USA ANNUITY & LIFE INSURANCE+/-                                  4.72       06/06/2006          313,423
      3,917,789  JP MORGAN CHASE REPURCHASE AGREEMENT
                   (MATURITY VALUE $3,918,291)                                        4.61       03/01/2006        3,917,789
         25,466  K2 (USA) LLC++                                                       4.65       05/02/2006           25,260
         90,599  K2 (USA) LLC SERIES MTN+/-                                           4.63       07/24/2006           90,625
        293,834  KAUPTHING BANK HF SERIES MTN                                         4.63       03/20/2007          293,822
         29,050  KLIO II FUNDING CORPORATION                                          4.52       03/16/2006           28,996
      1,469,171  KLIO II FUNDING CORPORATION                                          4.56       03/17/2006        1,466,232

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INCOME FUNDS

                       PORTFOLIO OF INVESTMENTS -- FEBRUARY 28, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

HIGH YIELD BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                  INTEREST RATE  MATURITY DATE      VALUE
COLLATERAL INVESTED IN OTHER ASSETS (CONTINUED)
$        39,178  KLIO II FUNDING CORPORATION                                          4.60%      04/05/2006   $       39,004
        899,250  KLIO III FUNDING CORPORATION                                         4.56       03/17/2006          897,452
      1,096,981  KLIO III FUNDING CORPORATION                                         4.56       03/23/2006        1,093,953
        156,712  LEHMAN BROTHERS HOLDINGS INCORPORATED+/-                             4.61       03/16/2006          156,712
        979,447  LEXINGTON PARKER CAPITAL CORPORATION                                 4.54       03/06/2006          978,840
         19,589  LEXINGTON PARKER CAPITAL CORPORATION                                 4.64       05/02/2006           19,431
         74,360  LEXINGTON PARKER CAPITAL CORPORATION++                               4.71       05/10/2006           73,681
        489,724  LIBERTY LIGHT US CAPITAL SERIES MTN+/-                               4.57       05/26/2006          489,782
         24,408  LIBERTY STREET FUNDING CORPORATION                                   4.56       03/22/2006           24,344
        226,507  LINKS FINANCE LLC SERIES MTN+/-                                      4.56       03/15/2006          226,502
         39,178  LINKS FINANCE LLC SERIES MTN1+/-                                     4.53       09/12/2006           39,178
        293,834  LIQUID FUNDING LIMITED+/-                                            4.55       03/03/2006          293,834
        450,546  LIQUID FUNDING LIMITED+/-                                            4.55       08/14/2006          450,546
        117,534  LIQUID FUNDING LIMITED SERIES MTN+/-                                 4.58       02/20/2007          117,518
        195,889  MBIA GLOBAL FUNDING LLC+++/-                                         4.57       02/20/2007          195,866
        984,344  MERRILL LYNCH & COMPANY SERIES MTN+/-                                4.80       10/27/2006          985,161
        293,834  MORGAN STANLEY+/-                                                    4.64       03/13/2006          293,834
        587,668  MORGAN STANLEY+/-                                                    4.63       10/10/2006          587,668
         90,599  MORGAN STANLEY SERIES EXL+/-                                         4.60       08/13/2010           90,623
         19,589  NATIONWIDE BUILDING SOC+/-                                           4.74       07/21/2006           19,600
        284,647  NEWPORT FUNDING CORPORATION                                          4.58       03/29/2006          283,645
        251,307  NIEUW AMSTERDAM RECEIVABLES CORPORATION                              4.63       04/03/2006          250,251
      1,033,317  NORTHERN ROCK PLC+/-                                                 4.63       04/21/2006        1,033,141
        979,447  NORTHERN ROCK PLC+/-                                                 4.57       02/05/2007          979,398
        548,490  PREMIUM ASSET TRUST SERIES 2001-2+/-                                 4.87       03/28/2006          548,501
         79,237  RACERS TRUST 2004-6-MM+++/-                                          4.57       05/22/2006           79,244
        226,507  TANGO FINANCE CORPORATION SERIES MTN+/-                              4.63       10/25/2006          226,582
        489,724  TICONDEROGA FUNDING LLC++                                            4.57       03/03/2006          489,601
        113,244  TRAVELERS INSURANCE COMPANY+/-                                       4.64       02/09/2007          113,241
        489,724  UNICREDITO ITALIANO SERIES LIB+/-                                    4.58       03/09/2007          489,660
        489,724  UNICREDITO ITALIANO SERIES YCD+/-                                    4.47       04/03/2006          489,724
        744,380  US BANK NA SERIES BKNT+/-                                            4.66       07/28/2006          744,417
        231,345  WHISTLEJACKET CAPITAL LIMITED                                        4.56       03/15/2006          230,941
        195,889  WHISTLEJACKET CAPITAL LIMITED+++/-                                   4.53       06/09/2006          195,889
         19,589  WHITE PINE FINANCE LLC++                                             4.66       04/18/2006           19,468
        489,724  WHITE PINE FINANCE LLC SERIES MTN+++/-                               4.52       07/17/2006          489,724
        470,135  WHITE PINE FINANCE LLC SERIES MTN1+/-                                4.57       06/12/2006          470,205

                                                                                                                  43,701,903
                                                                                                              --------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $43,783,298)                                                        43,783,298
                                                                                                              --------------

REPURCHASE AGREEMENTS - 5.13%
     11,983,000  GOLDMAN SACHS & COMPANY - 102% COLLATERALIZED BY US
                   GOVERNMENT SECURITIES (MATURITY VALUE $11,984,471)                 4.42       03/01/2006       11,983,000

TOTAL REPURCHASE AGREEMENTS (COST $11,983,000)                                                                    11,983,000
                                                                                                              --------------

TOTAL INVESTMENTS IN SECURITIES
(COST $286,780,278)*                                    123.35%                                               $  288,276,425

OTHER ASSETS AND LIABILITIES, NET                       (23.35)                                                  (54,577,272)
                                                        ------                                                --------------

TOTAL NET ASSETS                                        100.00%                                               $  233,699,153
                                                        ------                                                --------------

^^ THIS SECURITY IS CURRENTLY IN DEFAULT WITH REGARDS TO SCHEDULED INTEREST OR PRINCIPAL PAYMENTS.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4 (2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

+/-   VARIABLE RATE INVESTMENTS.

#     STEPPED COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INCOME FUNDS

                       PORTFOLIO OF INVESTMENTS -- FEBRUARY 28, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

HIGH YIELD BOND FUND
--------------------------------------------------------------------------------

^     ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

@ FOREIGN BOND PRINCIPAL IS DENOMINATED IN US DOLLARS EXCEPT AS INDICATED PARENTHETICALLY.

(Y) PAYMENT-IN-KIND (PIK) SECURITIES ARE SECURITIES IN WHICH THE ISSUER MAY MAKE INTEREST OR DIVIDEND PAYMENTS IN CASH OR ADDITIONAL SECURITIES. THESE ADDITIONAL SECURITIES GENERALLY HAVE THE SAME TERMS AS THE ORIGINAL HOLDINGS.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INCOME FUNDS

                       PORTFOLIO OF INVESTMENTS -- FEBRUARY 28, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

INCOME PLUS FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                  INTEREST RATE  MATURITY DATE      VALUE
AGENCY NOTES - INTEREST BEARING - 0.61%
$       390,000  FHLB<<                                                               4.13%      10/19/2007   $      385,161

TOTAL AGENCY NOTES - INTEREST BEARING (COST $389,904)                                                                385,161
                                                                                                              --------------

AGENCY SECURITIES - 7.54%

FEDERAL FARM CREDIT BANK - 0.96%
        631,000  FEDERAL FARM CREDIT BANK<<                                           4.13       07/17/2009          614,904
                                                                                                              ---------------

FEDERAL HOME LOAN MORTGAGE CORPORATION - 1.11%
        695,000  FHLMC #1J1263+/-                                                     5.97       01/01/2036          700,782
          2,938  FHLMC #C00922                                                        8.00       02/01/2030            3,141

                                                                                                                     703,923
                                                                                                              --------------

FEDERAL NATIONAL MORTGAGE ASSOCIATION - 5.46%
      1,031,635  FNMA #357844<<                                                       6.00       07/01/2035        1,041,399
        559,333  FNMA #824472<<                                                       5.50       05/01/2020          562,073
        308,120  FNMA #828407                                                         5.50       07/01/2020          309,629
      1,019,409  FNMA #863727<<+/-                                                    5.35       01/01/2036        1,014,369
        540,000  FNMA TBA%%                                                           6.00       03/01/2036          544,893

                                                                                                                   3,472,363
                                                                                                              --------------

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 0.01%
          5,115  GNMA #516121                                                         7.50       12/15/2029            5,378
                                                                                                              --------------

TOTAL AGENCY SECURITIES (COST $4,839,474)                                                                          4,796,568
                                                                                                              --------------

ASSET-BACKED SECURITIES - 9.12%
        681,528  BANC OF AMERICA SECURITIES AUTO TRUST SERIES 2005-WF1 CLASS A2       3.89       06/18/2008          679,091
        421,000  CAPITAL AUTO RECEIVABLES ASSET TRUST SERIES 2005-1 CLASS A3+/-       4.63       04/15/2008          421,172
        760,000  CAPITAL AUTO RECEIVABLES ASSET TRUST SERIES 2006-1 CLASS A2A         5.03       09/15/2008          759,763
        927,000  CAPITAL ONE MASTER TRUST SERIES 2001-5 CLASS A                       5.30       06/15/2009          929,058
        285,000  CITIBANK CREDIT CARD ISSUANCE TRUST SERIES 2005-C1 CLASS C1          5.50       03/24/2017          285,116
        568,353  COUNTRYWIDE HOME EQUITY LOAN TRUST SERIES 2005-I CLASS 2A+/-         4.80       12/15/2036          568,575
        431,096  FORD CREDIT AUTO OWNER TRUST SERIES 2005-A CLASS A2                  3.08       07/15/2007          430,220
        655,000  FORD CREDIT AUTO OWNER TRUST SERIES 2006-A CLASS A2A                 5.03       01/15/2009          654,795
        778,724  GSAA HOME EQUITY TRUST SERIES 2005-9 CLASS 2A1+/-                    4.65       08/25/2035          777,834
        293,693  WHOLE AUTO LOAN TRUST++                                              5.60       03/15/2011          292,639

TOTAL ASSET-BACKED SECURITIES (COST $5,813,437)                                                                    5,798,263
                                                                                                              --------------

COLLATERALIZED MORTGAGE OBLIGATIONS - 12.35%
      6,788,331  BANC OF AMERICA COMMERCIAL MORTGAGE INCORPORATED SERIES
                   2004-4 CLASS XP+/-(C)                                              0.74       07/10/2042          184,119
        482,483  BANK OF AMERICA MORTGAGE SECURITIES SERIES 2005-H CLASS 2A3+/-       4.83       09/25/2035          476,843
        581,101  CHASE MORTGAGE FINANCE CORPORATION SERIES 2005-A1 CLASS 2A2+/-       5.26       12/25/2035          576,974
        501,474  COUNTRYWIDE HOME LOANS SERIES 2006-HYB1 CLASS 2A2A+/-                5.64       03/20/2036          500,924
      3,401,804  CS FIRST BOSTON MORTGAGE SECURITIES CORPORATION SERIES
                   1998-C2 CLASS AX+/-(C)                                             0.86       11/11/2030           78,699
      1,103,201  CS FIRST BOSTON MORTGAGE SECURITIES CORPORATION SERIES 2005-6
                   CLASS 7A1                                                          6.00       07/25/2035        1,102,888
        539,260  FANNIE MAE SERIES 2003-W8 CLASS 4A+/-                                4.87       11/25/2042          543,945
        315,000  FIRST UNION NATIONAL BANK COMMERCIAL MORTGAGE SERIES 1999-C4
                   CLASS A2                                                           7.39       12/15/2031          335,901
        272,787  GMAC COMMERCIAL MORTGAGE SECURITIES INCORPORATED SERIES
                   1997-C1 CLASS A3                                                   6.87       07/15/2029          277,733
        514,863  JP MORGAN ALTERNATIVE LOAN TRUST SERIES 2005-S1 CLASS 3A1            5.50       10/25/2020          512,380
        838,768  JP MORGAN MORTGAGE TRUST SERIES 2005-A5 CLASS 3A1+/-                 5.37       08/25/2035          833,995
      3,312,810  MACH ONE TRUST COMMERCIAL MORTGAGE BACKED SERIES 2004-1 CLASS
                   X+/-++(C)                                                          1.63       05/28/2040          164,605
      2,810,228  MORGAN STANLEY CAPITAL I SERIES 2004-RR2 CLASS X+/-++(C)             1.43       10/28/2033          101,449

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INCOME FUNDS

                       PORTFOLIO OF INVESTMENTS -- FEBRUARY 28, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

INCOME PLUS FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                  INTEREST RATE  MATURITY DATE      VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
$       359,865  SACO I TRUST SERIES 2005-2 CLASS A+/-++                              4.73%      04/25/2035   $      359,737
        259,897  SALOMON BROTHERS MORTGAGE SECURITIES VII SERIES 2000-C2 CLASS
                   A2                                                                 7.46       07/18/2033          276,539
      1,560,000  WELLS FARGO MORTGAGE BACKED TRUST                                    5.00       02/01/2036        1,524,047

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $8,006,309)                                                        7,850,778
                                                                                                              --------------

CORPORATE BONDS & NOTES - 50.69%

AMUSEMENT & RECREATION SERVICES - 0.54%
        100,000  PINNACLE ENTERTAINMENT                                               8.25       03/15/2012          104,000
        150,000  TOWN SPORTS INTERNATIONAL INCORPORATED^                             11.23       02/01/2014          108,000
        130,000  TUNICA-BILOXI GAMING AU++                                            9.00       11/15/2015          133,250

                                                                                                                     345,250
                                                                                                              --------------

APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS - 0.57%
        185,000  LEVI STRAUSS & COMPANY<<+/-                                          9.28       04/01/2012          191,012
        175,000  RIDDELL BELL HOLDINGS INCORPORATED<<                                 8.38       10/01/2012          168,875

                                                                                                                     359,887
                                                                                                              --------------

AUTOMOTIVE REPAIR, SERVICES & PARKING - 0.24%
        150,000  UNITED RENTALS NORTH AMERICA INCORPORATED<<                          7.75       11/15/2013          150,562
                                                                                                              --------------

BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS - 0.86%
        150,000  ERICO INTERNATIONAL CORPORATION                                      8.88       03/01/2012          154,875
        120,000  K HOVNANIAN ENTERPRISES INCORPORATED<<                               6.25       01/15/2015          111,815
        150,000  KB HOME                                                              6.25       06/15/2015          142,423
        145,000  PULTE HOMES INCORPORATED<<                                           5.20       02/15/2015          136,100

                                                                                                                     545,213
                                                                                                              --------------

BUSINESS SERVICES - 1.06%
        120,000  CCM MERGER INCORPORATED++                                            8.00       08/01/2013          119,400
        130,000  HERTZ CORPORATION<<++                                                8.88       01/01/2014          135,850
         50,000  HERTZ CORPORATION<<++                                               10.50       01/01/2016           53,875
        180,000  RAINBOW NATIONAL SERVICES LLC++                                     10.38       09/01/2014          203,625
         65,000  SUNGARD DATA SYSTEMS INCORPORATED++                                  9.13       08/15/2013           69,144
         90,000  SUNGARD DATA SYSTEMS INCORPORATED++                                 10.25       08/15/2015           94,387

                                                                                                                     676,281
                                                                                                              --------------

CHEMICALS & ALLIED PRODUCTS - 1.39%
        145,000  IMC GLOBAL INCORPORATED                                             10.88       08/01/2013          166,750
        100,000  NALCO COMPANY                                                        7.75       11/15/2011          101,750
        125,000  OMNOVA SOLUTIONS INCORPORATED                                       11.25       06/01/2010          131,563
        125,000  POLYONE CORPORATION<<                                               10.63       05/15/2010          134,062
        135,000  RESOLUTION PERFORMANCE PRODUCTS INCORPORATED                        13.50       11/15/2010          144,450
        205,000  TEVA PHARMACEUTICAL FINANCE LLC                                      6.15       02/01/2036          205,910

                                                                                                                     884,485
                                                                                                              --------------

COAL MINING - 0.44%
        280,000  ARCH WESTERN FINANCE LLC                                             6.75       07/01/2013          280,700
                                                                                                              --------------

COMMUNICATIONS - 6.34%
        150,000  AT&T CORPORATION                                                     9.75       11/15/2031          187,684
        165,000  BRITISH TELECOMMUNICATIONS PLC                                       8.38       12/15/2010          185,570
        400,000  CCO HOLDINGS LLC/CAPITAL CORPORATION<<+/-                            8.62       12/15/2010          400,000
        115,000  CHARTER COMMUNICATIONS HOLDINGS II LLC/CAPITAL CORPORATION<<        10.25       09/15/2010          114,712
        235,000  COMCAST CORPORATION                                                  5.45       11/15/2010          234,297
        265,000  COX COMMUNICATIONS INCORPORATED<<                                    7.13       10/01/2012          282,854

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INCOME FUNDS

                       PORTFOLIO OF INVESTMENTS -- FEBRUARY 28, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

INCOME PLUS FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                  INTEREST RATE  MATURITY DATE      VALUE
COMMUNICATIONS (CONTINUED)
$       105,000  CSC HOLDINGS INCORPORATED SERIES B                                   7.63%      04/01/2011   $      105,787
        145,000  DEUTSCHE TELEKOM INTERNATIONAL FINANCE BV                            8.75       06/15/2030          182,317
        210,000  DOBSON CELLULAR SYSTEMS<<                                            9.88       11/01/2012          229,425
        140,000  PAXSON COMMUNICATIONS+/-++                                          10.78       01/15/2013          135,450
        390,000  QWEST CORPORATION+/-                                                 7.74       06/15/2013          426,075
         80,000  QWEST CORPORATION                                                    7.63       06/15/2015           85,800
        140,000  RURAL CELLULAR CORPORATION                                           9.88       02/01/2010          149,800
        350,000  SPRINT CAPITAL CORPORATION<<                                         6.90       05/01/2019          385,166
        345,000  TELECOM ITALIA CAPITAL SA                                            5.25       11/15/2013          333,173
        165,000  VERIZON GLOBAL FUNDING CORPORATION                                   7.75       12/01/2030          193,215
        300,000  VERIZON NEW ENGLAND INCORPORATED                                     6.50       09/15/2011          308,655
         85,000  VODAFONE GROUP PLC                                                   7.75       02/15/2010           92,202

                                                                                                                   4,032,182
                                                                                                              --------------

DEPOSITORY INSTITUTIONS - 2.63%
        365,000  BANK OF AMERICA CORPORATION                                          7.80       09/15/2016          432,192
        225,000  CITIGROUP INCORPORATED                                               5.00       09/15/2014          220,178
        185,000  DEUTSCHE BANK CAPITAL FUNDING TRUST VII<<+/-++                       5.63       01/31/2049          183,367
        135,000  HSBC HOLDINGS PLC                                                    7.50       07/15/2009          143,898
        140,000  JP MORGAN CHASE & COMPANY                                            5.25       05/30/2007          140,127
        220,000  JP MORGAN CHASE & COMPANY                                            6.63       03/15/2012          234,185
         55,000  JP MORGAN CHASE & COMPANY<<                                          5.13       09/15/2014           53,792
        275,000  WASHINGTON MUTUAL BANK FA                                            5.13       01/15/2015          266,741

                                                                                                                   1,674,480
                                                                                                              --------------

ELECTRIC DISTRIBUTION, TRANSMISSION - 0.22%
        135,000  MIRANT AMERICAS GENERATION INCORPORATED                              8.30       05/01/2011          141,244
                                                                                                              --------------

ELECTRIC, GAS & SANITARY SERVICES - 5.96%
        150,000  ALLIED WASTE NORTH AMERICA SERIES B                                  8.88       04/01/2008          157,875
        155,000  AMEREN CORPORATION                                                   4.26       05/15/2007          153,028
        135,000  AMERICAN ELECTRIC POWER SERIES C                                     5.38       03/15/2010          134,968
        330,000  CAROLINA POWER & LIGHT COMPANY                                       5.15       04/01/2015          323,732
        345,000  CENTERPOINT ENERGY HOUSTON ELECTRIC LLC SERIES J2                    5.70       03/15/2013          350,237
        165,000  DOMINION RESOURCES INCORPORATED SERIES A+/-                          3.66       11/15/2006          163,247
        400,000  EL PASO NATURAL GAS COMPANY SERIES A                                 7.63       08/01/2010          420,917
        375,000  FPL GROUP CAPITAL INCORPORATED                                       4.09       02/16/2007          371,433
        100,000  IMCO RECYCLING ESCROW INCORPORATED                                   9.00       11/15/2014          105,500
        205,000  MIDAMERICAN ENERGY HOLDINGS                                          5.88       10/01/2012          210,355
        215,000  MIDWEST GENERATION LLC                                               8.75       05/01/2034          234,888
         80,000  MIRANT NORTH AMERICA LLC++                                           7.38       12/31/2013           82,100
        100,000  NEVADA POWER COMPANY SERIES L                                        5.88       01/15/2015          100,183
        180,000  NORTHWESTERN CORPORATION                                             5.88       11/01/2014          180,929
         95,000  NRG ENERGY INCORPORATED                                              7.38       02/01/2016           97,850
        195,000  PPL ENERGY SUPPLY LLC SERIES A                                       5.70       10/15/2015          193,606
         75,000  SIERRA PACIFIC RESOURCES                                             8.63       03/15/2014           81,850
        290,000  SIERRA PACIFIC RESOURCES++                                           6.75       08/15/2017          292,900
        125,000  VERASUN ENERGY CORPORATION++                                         9.88       12/15/2012          133,125

                                                                                                                   3,788,723
                                                                                                              --------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 0.35%
        140,000  LUCENT TECHNOLOGIES INCORPORATED                                     6.45       03/15/2029          118,125
        100,000  MAGNACHIP SEMICONDUCTOR+/-                                           7.74       12/15/2011          101,500

                                                                                                                     219,625
                                                                                                              --------------

ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES - 0.21%
        125,000  US ONCOLOGY INCORPORATED                                             9.00       08/15/2012          133,750
                                                                                                              --------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INCOME FUNDS

                       PORTFOLIO OF INVESTMENTS -- FEBRUARY 28, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

INCOME PLUS FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                  INTEREST RATE  MATURITY DATE      VALUE
FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT - 0.56%
$       120,000  AK STEEL CORPORATION<<                                               7.88%      02/15/2009   $      116,700
        245,000  FORTUNE BRANDS INCORPORATED                                          5.38       01/15/2016          240,481

                                                                                                                     357,181
                                                                                                              --------------

FINANCIAL SERVICES - 0.78%
        505,000  NATIONWIDE BUILDING SOCIETY++                                        2.63       01/30/2007          493,929
                                                                                                              --------------

FOOD STORES - 0.16%
         95,000  DOANE PET CARE COMPANY++                                            10.63       11/15/2015          100,463
                                                                                                              --------------

GENERAL MERCHANDISE STORES - 0.47%
        110,000  ALH FINANCE LLC/ALH FINANCE CORPORATION                              8.50       01/15/2013          106,150
        180,000  NEIMAN MARCUS GROUP INCORPORATED++                                   9.00       10/15/2015          190,125

                                                                                                                     296,275
                                                                                                              --------------

HEALTH SERVICES - 1.34%
        150,000  DAVITA INCORPORATED                                                  7.25       03/15/2015          153,000
        155,000  FRESENIUS MEDICAL CARE CAPITAL TRUST II                              7.88       02/01/2008          160,425
        185,000  HCA INCORPORATED                                                     5.75       03/15/2014          176,896
         65,000  HCA INCORPORATED                                                     6.50       02/15/2016           64,776
        130,000  HEALTHSOUTH CORPORATION                                              7.63       06/01/2012          142,675
        150,000  VANGUARD HEALTH HOLDINGS                                             9.00       10/01/2014          156,375

                                                                                                                     854,147
                                                                                                              --------------

HOLDING & OTHER INVESTMENT OFFICES - 5.44%
        545,000  CORE INVESTMENT GRADE TRUST                                          4.66       11/30/2007          534,852
        105,000  ERP OPERATING LIMITED PARTNERSHIP                                    5.25       09/15/2014          103,811
        175,000  SIMON PROPERTY GROUP LIMITED PARTNERSHIP                             6.38       11/15/2007          178,072
      2,575,789  TARGET RETURN INDEX SECURITIES TRUST (TRAINS) SERIES
                 HY-2005-1<<++                                                        7.65       06/15/2015        2,643,404

                                                                                                                   3,460,139
                                                                                                              --------------

HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES - 0.21%
        130,000  LINENS 'N THINGS INCORPORATED<<+/-++                                10.37       01/15/2014          130,650
                                                                                                              --------------

HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES - 0.85%
        135,000  BOYD GAMING CORPORATION<<                                            7.13       02/01/2016          136,687
        205,000  HARRAHS OPERATING COMPANY INCORPORATED                               5.75       10/01/2017          198,432
        200,000  TURNING STONE CASINO RESORT ENTERPRISE++                             9.13       12/15/2010          208,000

                                                                                                                     543,119
                                                                                                              --------------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 0.16%
        100,000  CASE NEW HOLLAND INCORPORATED++                                      7.13       03/01/2014          100,250
                                                                                                              --------------

INSURANCE CARRIERS - 3.74%
        210,000  AETNA INCORPORATED                                                   7.88       03/01/2011          233,164
        120,000  ASSURED GUARANTY US HOLDINGS INCORPORATED                            7.00       06/01/2034          134,446
        470,000  GE GLOBAL INSURANCE                                                  7.75       06/15/2030          588,619
        135,000  METLIFE INCORPORATED                                                 5.38       12/15/2012          135,983
        355,000  ODYSSEY RE HOLDINGS                                                  7.65       11/01/2013          373,971
        180,000  OHIO CASUALTY CORPORATION                                            7.30       06/15/2014          191,216
        305,000  PRINCIPAL LIFE INCORPORATED FUNDING                                  3.20       04/01/2009          289,740
        210,000  PRUDENTIAL FINANCIAL INCORPORATED SERIES MTN                         3.75       05/01/2008          203,841
        235,000  WELLPOINT INCORPORATED                                               5.00       12/15/2014          228,475

                                                                                                                   2,379,455
                                                                                                              --------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INCOME FUNDS

                       PORTFOLIO OF INVESTMENTS -- FEBRUARY 28, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

INCOME PLUS FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                  INTEREST RATE  MATURITY DATE      VALUE
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL &
 OPTICAL GOODS - 0.33%
$       200,000  XEROX CAPITAL TRUST I                                                8.00%      02/01/2027   $      207,000
                                                                                                              --------------

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.60%
         95,000  CLARKE AMERICAN CORPORATION++                                       11.75       12/15/2013           95,237
        140,000  JACUZZI BRANDS INCORPORATED                                          9.63       07/01/2010          151,200
        130,000  SAMSONITE CORPORATION                                                8.88       06/01/2011          137,475

                                                                                                                     383,912
                                                                                                              --------------

MISCELLANEOUS RETAIL - 0.41%
        150,000  JAFRA COSMETICS INTERNATIONAL INCORPORATED/DISTRIBUIDORA
                 COMERICAL JAFRA SA DE CV                                            10.75       05/15/2011          163,312
         95,000  RITE AID CORPORATION                                                 8.13       05/01/2010           96,900

                                                                                                                     260,212
                                                                                                              --------------

MOTION PICTURES - 0.23%
        140,000  AMC ENTERTAINMENT INCORPORATED SERIES B<<                            8.63       08/15/2012          145,950
                                                                                                              --------------

NON-DEPOSITORY CREDIT INSTITUTIONS - 3.18%
        100,000  AMERICAN COMMERCIAL LINES/ACL FINANCE CORPORATION                    9.50       02/15/2015          109,750
        220,000  AMERICAN GENERAL FINANCE CORPORATION SERIES MTNH                     2.75       06/15/2008          207,818
        145,000  AMERICAN GENERAL FINANCE CORPORATION SERIES MTNH                     4.00       03/15/2011          135,955
        200,000  COUNTRYWIDE HOME LOANS INCORPORATED                                  3.25       05/21/2008          191,761
        205,000  FORD MOTOR CREDIT COMPANY                                            5.63       10/01/2008          186,176
        235,000  FORD MOTOR CREDIT COMPANY<<                                          7.00       10/01/2013          206,525
        260,000  GENERAL ELECTRIC CAPITAL CORPORATION SERIES MTN                      4.75       09/15/2014          252,269
        150,000  GENERAL MOTORS ACCEPTANCE CORPORATION                                6.15       04/05/2007          145,311
        140,000  GENERAL MOTORS ACCEPTANCE CORPORATION                                7.75       01/19/2010          131,944
        165,000  GENERAL MOTORS ACCEPTANCE CORPORATION<<                              6.75       12/01/2014          145,767
        125,000  INTERNATIONAL LEASE FINANCE CORPORATION                              5.00       04/15/2010          123,490
        185,000  RESIDENTIAL CAPITAL CORPORATION                                      6.13       11/21/2008          184,724

                                                                                                                   2,021,490
                                                                                                              --------------

OIL & GAS - 0.15%
         95,000  HILCORP ENERGY<<++                                                   7.75       11/01/2015           96,188
                                                                                                              --------------

OIL & GAS EXTRACTION - 2.65%
         95,000  CHAPARRAL ENERGY INCORPORATED++                                      8.50       12/01/2015          100,463
        150,000  CHESAPEAKE ENERGY CORPORATION                                        6.50       08/15/2017          150,938
         65,000  CHESAPEAKE ENERGY CORPORATION++                                      6.50       08/15/2017           65,406
        235,000  CONOCOPHILLIPS                                                       8.75       05/25/2010          266,553
        100,000  ENCORE ACQUISITION COMPANY                                           6.00       07/15/2015           95,000
         90,000  KERR-MCGEE CORPORATION                                               6.95       07/01/2024           95,718
        175,000  PARKER DRILLING COMPANY+/-                                           9.16       09/01/2010          180,688
        265,000  PEMEX PROJECT FUNDING MASTER TRUST                                   7.38       12/15/2014          294,812
        140,000  PRIDE INTERNATIONAL INCORPORATED                                     7.38       07/15/2014          149,450
         95,000  VENOCO INCORPORATED                                                  8.75       12/15/2011           97,969
        185,000  WHITING PETROLEUM CORPORATION++                                      7.00       02/01/2014          185,462

                                                                                                                   1,682,459
                                                                                                              --------------

PAPER & ALLIED PRODUCTS - 1.23%
        175,000  APPLETON PAPERS INCORPORATED                                         8.13       06/15/2011          175,438
        120,000  BOISE CASCADE LLC+/-                                                 7.48       10/15/2012          119,400
        120,000  BOWATER INCORPORATED<<+/-                                            7.49       03/15/2010          120,000
        105,000  CARAUSTAR INDUSTRIES INCORPORATED                                    9.88       04/01/2011          110,381
        140,000  GRAHAM PACKAGING COMPANY INCORPORATED                                8.50       10/15/2012          142,625

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INCOME FUNDS

                       PORTFOLIO OF INVESTMENTS -- FEBRUARY 28, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

INCOME PLUS FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                  INTEREST RATE  MATURITY DATE      VALUE
PAPER & ALLIED PRODUCTS (CONTINUED)
$       110,000  GRAHAM PACKAGING COMPANY INCORPORATED<<                              9.88%      10/15/2014   $      111,650

                                                                                                                     779,494
                                                                                                              --------------

PERSONAL SERVICES - 0.21%
        130,000  ALDERWOODS GROUP INCORPORATED                                        7.75       09/15/2012          134,225
                                                                                                              --------------

PIPELINES, EXCEPT NATURAL GAS - 0.22%
        135,000  TRANSMONTAIGNE INCORPORATED                                          9.13       06/01/2010          138,713
                                                                                                              --------------

PRIMARY METAL INDUSTRIES - 0.37%
        215,000  UNITED STATES STEEL CORPORATION                                      9.75       05/15/2010          233,275
                                                                                                              --------------

PRINTING, PUBLISHING & ALLIED INDUSTRIES - 0.93%
        100,000  DEX MEDIA INCORPORATED                                               8.00       11/15/2013          103,500
        275,000  HOUGHTON MIFFLIN COMPANY<<^                                          9.43       10/15/2013          228,250
        140,000  PRIMEDIA INCORPORATED+/-                                            10.12       05/15/2010          139,300
        125,000  R.H. DONNELLEY CORPORATION++                                         6.88       01/15/2013          117,500

                                                                                                                     588,550
                                                                                                              --------------

RAILROAD TRANSPORTATION - 0.83%
        150,000  BURLINGTON NORTHERN SANTA FE CORPORATION                             4.88       01/15/2015          145,733
        110,000  CANADIAN NATIONAL RAILWAY COMPANY                                    6.38       10/15/2011          116,213
        190,000  UNION PACIFIC CORPORATION                                            5.38       05/01/2014          190,218
         80,000  UNION PACIFIC CORPORATION<<                                          4.88       01/15/2015           77,247

                                                                                                                     529,411
                                                                                                              --------------

REAL ESTATE - 0.39%
        185,000  LIBERTY PROPERTY LIMITED PARTNERSHIP<<                               5.13       03/02/2015          177,457
         65,000  SIMON PROPERTY GROUP LIMITED PARTNERSHIP                             6.35       08/28/2012           67,855

                                                                                                                     245,312
                                                                                                              --------------

SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 2.55%
        130,000  E*TRADE FINANCIAL CORPORATION                                        8.00       06/15/2011          136,825
        315,000  GOLDMAN SACHS CAPITAL INCORPORATED                                   6.35       02/15/2034          328,330
        260,000  GOLDMAN SACHS GROUP INCORPORATED                                     6.60       01/15/2012          276,290
        247,000  JEFFERIES GROUP INCORPORATED                                         7.75       03/15/2012          272,544
        635,000  MORGAN STANLEY<<                                                     4.75       04/01/2014          605,560

                                                                                                                   1,619,549
                                                                                                              --------------

STONE, CLAY, GLASS & CONCRETE PRODUCTS - 0.32%
        190,000  BWAY CORPORATION                                                    10.00       10/15/2010          201,400
                                                                                                              --------------

TEXTILE MILL PRODUCTS - 0.51%
        220,000  INTERFACE INCORPORATED                                               9.50       02/01/2014          225,500
        100,000  PERRY ELLIS INTERNATIONAL INCORPORATED SERIES B                      8.88       09/15/2013           99,000

                                                                                                                     324,500
                                                                                                              --------------

TRANSPORTATION EQUIPMENT - 1.01%
        205,000  DAIMLERCHRYSLER NA HOLDING CORPORATION+/-                            4.03       03/07/2007          205,106
        195,000  FORD MOTOR COMPANY<<                                                 7.45       07/16/2031          138,450
        155,000  GENERAL MOTORS ACCEPTANCE CORPORATION<<                              8.00       11/01/2031          141,552
        115,000  NORTHROP GRUMMAN CORPORATION                                         4.08       11/16/2006          114,156
         44,000  RAYTHEON COMPANY                                                     6.75       08/15/2007           44,880

                                                                                                                     644,144
                                                                                                              --------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INCOME FUNDS

                       PORTFOLIO OF INVESTMENTS -- FEBRUARY 28, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

INCOME PLUS FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                  INTEREST RATE  MATURITY DATE      VALUE
WHOLESALE TRADE NON-DURABLE GOODS - 0.05%
$        36,341  SPECTRUM BRANDS INCORPORATED<<                                       7.38%      02/01/2015   $       31,345
                                                                                                              --------------

TOTAL CORPORATE BONDS & NOTES (COST $32,425,626)                                                                  32,215,119
                                                                                                              --------------

FOREIGN CORPORATE BONDS - 1.84%
        145,000  BSKYB FINANCE UK PLC++                                               5.63       10/15/2015          143,066
        220,000  CODELCO INCORPORATED<<++                                             5.63       09/21/2035          219,929
        130,000  GRUPO TELEVISA SA                                                    6.63       03/18/2025          134,540
        250,000  INTELSAT BERMUDA LIMITED<<++                                         8.88       01/15/2015          259,375
        115,000  ISPAT INLAND ULC                                                     9.75       04/01/2014          130,813
        140,000  NOVELIS INCORPORATED++                                               7.25       02/15/2015          135,800
        140,000  ROGERS CABLE INCORPORATED                                            6.75       03/15/2015          143,150

TOTAL FOREIGN CORPORATE BONDS@ (COST $1,168,027)                                                                   1,166,673
                                                                                                              --------------

FOREIGN GOVERNMENT BONDS - 1.83%
        195,000  INEOS GROUP HOLDINGS PLC++                                           8.50       02/15/2016          191,100
        310,000  MALAYSIA GOVERNMENT INTERNATIONAL BOND                               8.75       06/01/2009          342,680
        165,000  PCCW-HKT CAPITAL NO3 LIMITED++                                       5.25       07/20/2015          156,810
        335,000  REPUBLIC OF SOUTH AFRICA                                             6.50       06/02/2014          361,381
        100,000  UNITED MEXICAN STATES                                                6.63       03/03/2015          108,250

TOTAL FOREIGN GOVERNMENT BONDS@ (COST $1,121,768)                                                                  1,160,221
                                                                                                              --------------

US TREASURY SECURITIES - 15.70%

US TREASURY BONDS - 5.59%
      1,024,000  US TREASURY BOND<<                                                   8.13       08/15/2021        1,404,840
      1,076,000  US TREASURY BOND<<                                                   6.25       08/15/2023        1,272,286
        400,000  US TREASURY BOND<<                                                   6.00       02/15/2026          467,531
        330,000  US TREASURY BOND<<                                                   6.25       05/15/2030          406,506

                                                                                                                   3,551,163
                                                                                                              --------------

US TREASURY NOTES - 10.11%
      2,525,000  US TREASURY NOTE<<                                                   3.88       07/31/2007        2,496,200
      3,110,000  US TREASURY NOTE<<                                                   4.25       10/15/2010        3,061,770
        675,000  US TREASURY NOTE<<                                                   4.25       08/15/2015          657,545
         25,000  US TREASURY NOTE<<                                                   4.50       11/15/2015           24,820
        190,000  US TREASURY NOTE                                                     4.50       02/15/2016          189,288

                                                                                                                   6,429,623
                                                                                                              --------------

TOTAL US TREASURY SECURITIES (COST $10,060,904)                                                                    9,980,786
                                                                                                              --------------

COLLATERAL FOR SECURITIES LENDING - 36.88%

SHARES

COLLATERAL INVESTED IN MONEY MARKET FUNDS - 0.01%
          6,498  SCUDDER DAILY ASSETS MONEY MARKET FUND                                                                6,498
             40  SHORT TERM INVESTMENT COMPANY MONEY MARKET FUND                                                          40

                                                                                                                       6,538
                                                                                                              --------------
PRINCIPAL

COLLATERAL INVESTED IN OTHER ASSETS - 36.87%
$        18,819  ABBEY NATIONAL TREASURY SERVICE+/-                                   4.69       01/16/2007           18,841
        279,256  AMERICAN EXPRESS BANK FSB+/-                                         4.54       01/26/2007          279,211
         13,052  AMERICAN EXPRESS CREDIT CORPORATION+/-                               4.74       05/16/2006           13,058
        176,053  AMERICAN GENERAL FINANCE CORPORATION+/-                              4.60       03/15/2007          176,123

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INCOME FUNDS

                       PORTFOLIO OF INVESTMENTS -- FEBRUARY 28, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

INCOME PLUS FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                  INTEREST RATE  MATURITY DATE      VALUE
COLLATERAL INVESTED IN OTHER ASSETS (CONTINUED)
$       212,836  AMSTEL FUNDING CORPORATION                                           4.39%      03/28/2006   $      212,114
        303,539  AQUIFER FUNDING LIMITED                                              4.55       03/06/2006          303,351
        303,539  AQUIFER FUNDING LIMITED                                              4.55       03/07/2006          303,312
         54,601  AQUINAS FUNDING LLC                                                  4.56       03/23/2006           54,450
          5,166  AQUINAS FUNDING LLC                                                  4.77       05/15/2006            5,116
         15,177  ATLANTIS ONE FUNDING CORPORATION                                     4.55       03/09/2006           15,162
         30,354  ATLAS CAPITAL FUNDING LIMITED                                        4.40       03/09/2006           30,324
         74,167  ATLAS CAPITAL FUNDING LIMITED                                        4.62       05/17/2006           73,423
        171,384  ATOMIUM FUNDING CORPORATION                                          4.46       03/17/2006          171,042
        194,265  ATOMIUM FUNDING CORPORATION                                          4.54       03/20/2006          193,803
      2,064,067  BEAR STEARNS & COMPANY REPURCHASE AGREEMENT
                   (MATURITY VALUE $2,064,331)                                        4.61       03/01/2006        2,064,067
        607,079  BEAR STEARNS & COMPANY REPURCHASE AGREEMENT
                   (MATURITY VALUE $607,157)                                          4.61       03/01/2006          607,078
         22,820  BETA FINANCE INCORPORATED SERIES MTN+/-                              4.64       06/02/2006           22,825
      2,404,031  BNP PARIBAS REPURCHASE AGREEMENT
                   (MATURITY VALUE $2,404,339)                                        4.61       03/01/2006        2,404,031
        370,154  BUCKINGHAM CDO II LLC                                                4.55       03/03/2006          370,061
        188,194  BUCKINGHAM CDO II LLC                                                4.59       03/24/2006          187,650
        605,561  BUCKINGHAM CDO II LLC                                                4.58       03/29/2006          603,429
        546,371  BUCKINGHAM CDO LLC                                                   4.55       03/03/2006          546,234
        133,363  BUCKINGHAM CDO LLC                                                   4.55       03/07/2006          133,263
         69,055  BUCKINGHAM CDO LLC                                                   4.55       03/08/2006           68,995
        121,416  BUCKINGHAM CDO LLC                                                   4.56       03/20/2006          121,127
        151,770  BUCKINGHAM CDO LLC                                                   4.59       03/30/2006          151,217
        242,831  CAIRN HIGH GRADE FUNDING I                                           4.54       03/02/2006          242,800
        121,416  CAIRN HIGH GRADE FUNDING I                                           4.56       03/16/2006          121,187
        109,274  CAIRN HIGH GRADE FUNDING I                                           4.56       03/21/2006          109,000
        151,770  CAIRN HIGH GRADE FUNDING I                                           4.56       03/23/2006          151,351
        133,557  CAIRN HIGH GRADE FUNDING I                                           4.56       03/24/2006          133,171
        118,380  CAIRN HIGH GRADE FUNDING I                                           4.59       03/31/2006          117,934
         12,142  CC USA INCORPORATED+/-                                               4.56       07/14/2006           12,142
         17,381  CEDAR SPRINGS CAPITAL COMPANY LLC                                    4.48       03/07/2006           17,368
         36,595  CEDAR SPRINGS CAPITAL COMPANY LLC                                    4.48       03/10/2006           36,553
          1,627  CEDAR SPRINGS CAPITAL COMPANY LLC                                    4.46       03/13/2006            1,625
         55,287  CEDAR SPRINGS CAPITAL COMPANY LLC                                    4.56       03/14/2006           55,197
         60,708  CEDAR SPRINGS CAPITAL COMPANY LLC                                    4.48       03/22/2006           60,548
          6,113  CEDAR SPRINGS CAPITAL COMPANY LLC                                    4.57       03/23/2006            6,096
         78,592  CEDAR SPRINGS CAPITAL COMPANY LLC                                    4.54       04/10/2006           78,192
        182,124  CEDAR SPRINGS CAPITAL COMPANY LLC                                    4.57       04/19/2006          180,978
        184,212  CEDAR SPRINGS CAPITAL COMPANY LLC                                    4.71       05/08/2006          182,580
         72,352  CEDAR SPRINGS CAPITAL COMPANY LLC                                    4.73       05/12/2006           71,673
         30,354  CITIGROUP INCORPORATED+/-                                            4.62       03/20/2006           30,351
         10,120  CLIPPER RECEIVABLES CORPORATION                                      4.57       03/20/2006           10,096
        385,495  CONCORD MINUTEMEN CAPITAL COMPANY+/-                                 4.55       03/15/2006          385,495
        273,185  CONCORD MINUTEMEN CAPITAL COMPANY+/-                                 4.55       03/08/2007          273,185
         42,495  CONCORD MINUTEMAN CAPITAL COMPANY SERIES A                           4.60       04/05/2006           42,306
        223,787  CONCORD MINUTEMEN CAPITAL COMPANY SERIES B+/-                        4.55       03/06/2006          223,787
        360,623  CORPORATE ASSET SECURITIZATION AUSTRALIA LIMITED                     4.55       03/09/2006          360,262
        146,913  CORPORATE ASSET SECURITIZATION AUSTRALIA LIMITED                     4.56       03/13/2006          146,693
         95,184  CORPORATE ASSET SECURITIZATION AUSTRALIA LIMITED                     4.46       03/15/2006           95,017
        363,944  CORPORATE ASSET SECURITIZATION AUSTRALIA LIMITED                     4.56       03/21/2006          363,030
          2,732  CREDIT SUISSE BANK+/-                                                4.52       03/21/2006            2,731
        267,115  CREDIT SUISSE BANK SERIES YCD1+/-                                    4.61       05/04/2006          266,866
         16,695  CREDIT SUISSE FIRST BOSTON+/-                                        4.77       06/19/2006           16,709
          9,483  CULLINAN FINANCE CORPORATION                                         4.75       05/11/2006            9,395
        143,957  DEER VALLEY FUNDING LLC                                              4.54       03/03/2006          143,921
         30,597  DEER VALLEY FUNDING LLC                                              4.51       03/20/2006           30,524
        545,952  DEER VALLEY FUNDING LLC                                              4.58       03/23/2006          544,445
         71,544  EIFFEL FUNDING LLC                                                   4.56       03/10/2006           71,463
         91,062  EIFFEL FUNDING LLC                                                   4.48       03/27/2006           90,765
          7,862  EIFFEL FUNDING LLC                                                   4.58       03/28/2006            7,835
         40,826  EUREKA SECURITIZATION INCORPORATED                                   4.48       03/09/2006           40,785

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INCOME FUNDS

                       PORTFOLIO OF INVESTMENTS -- FEBRUARY 28, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

INCOME PLUS FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                  INTEREST RATE  MATURITY DATE      VALUE
COLLATERAL INVESTED IN OTHER ASSETS (CONTINUED)
$        82,866  FIVE FINANCE INCORPORATED                                            4.57%      03/27/2006   $       82,596
         21,248  FIVE FINANCE INCORPORATED                                            4.57       03/28/2006           21,176
         30,548  FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION                       4.33       03/16/2006           30,491
          6,071  GALAXY FUNDING INCORPORATED                                          4.56       03/21/2006            6,056
         13,386  GEMINI SECURITIZATION INCORPORATED                                   4.41       03/10/2006           13,371
          6,071  GENERAL ELECTRIC CAPITAL+/-                                          4.52       03/29/2006            6,070
        139,780  GENERAL ELECTRIC CAPITAL+/-                                          4.91       05/12/2006          139,833
         72,910  GENERAL ELECTRIC CAPITAL+/-                                          4.62       09/18/2006           72,979
         97,133  GENERAL ELECTRIC CAPITAL ASSURANCE COMPANY+/-                        4.65       06/16/2006           97,133
         27,221  GEORGE STREET FINANCE LLC                                            4.43       03/13/2006           27,181
        309,610  GOLDMAN SACHS GROUP INCORPORATED+/-                                  4.66       06/30/2006          309,610
        151,770  GOLDMAN SACHS GROUP INCORPORATED+/-                                  4.71       08/16/2006          151,770
          9,865  GOLDMAN SACHS GROUP INCORPORATED+/-                                  4.94       08/18/2006            9,876
          5,063  GRAMPIAN FUNDING LIMITED                                             4.44       04/11/2006            5,037
         44,317  HBOS TREASURY SERVICES PLC+/-                                        4.55       06/30/2006           44,322
         15,450  ING AMERICA INSURANCE HOLDINGS INCORPORATED                          4.58       03/14/2006           15,425
        509,946  ING USA ANNUITY & LIFE INSURANCE+/-                                  4.72       06/06/2006          509,946
        151,770  IRISH LIFE & PERMANENT                                               4.46       03/28/2006          151,255
          4,681  JUPITER SECURITIZATION CORPORATION                                   4.57       03/20/2006            4,669
         13,052  K2 (USA) LLC                                                         4.46       04/20/2006           12,968
         30,421  K2 (USA) LLC SERIES MTN+/-                                           4.63       07/24/2006           30,430
        388,530  KAUPTHING BANK HF SERIES MTN+/-                                      4.63       03/20/2007          388,515
        163,911  KLIO FUNDING CORPORATION                                             4.57       03/23/2006          163,459
        153,931  KLIO II FUNDING CORPORATION                                          4.56       03/17/2006          153,623
        303,539  KLIO II FUNDING CORPORATION                                          4.59       03/27/2006          302,550
        251,798  KLIO III FUNDING CORPORATION                                         4.46       03/20/2006          251,199
        275,778  KLIO III FUNDING CORPORATION                                         4.56       03/23/2006          275,016
         86,284  KLIO III FUNDING CORPORATION                                         4.49       04/05/2006           85,900
        127,486  LEHMAN BROTHERS HOLDINGS INCORPORATED+/-                             4.61       03/16/2006          127,486
         12,142  LEHMAN BROTHERS HOLDINGS INCORPORATED SERIES MTNG+/-                 4.59       06/02/2006           12,144
        348,627  LEXINGTON PARKER CAPITAL CORPORATION                                 4.54       03/06/2006          348,411
         14,685  LEXINGTON PARKER CAPITAL CORPORATION                                 4.49       03/14/2006           14,661
          6,660  LEXINGTON PARKER CAPITAL CORPORATION                                 4.45       04/18/2006            6,619
        237,878  LEXINGTON PARKER CAPITAL CORPORATION                                 4.71       05/10/2006          235,708
        455,309  LIBERTY LIGHT US CAPITAL SERIES MTN+/-                               4.57       05/26/2006          455,363
         11,261  LIBERTY STREET FUNDING CORPORATION                                   4.57       03/16/2006           11,240
         76,049  LINKS FINANCE LLC SERIES MTN+/-                                      4.56       03/15/2006           76,047
        212,477  LIQUID FUNDING LIMITED+/-                                            4.55       03/03/2006          212,477
        121,416  LIQUID FUNDING LIMITED                                               4.56       03/06/2006          121,340
         94,097  LIQUID FUNDING LIMITED                                               4.57       03/10/2006           93,991
        209,442  LIQUID FUNDING LIMITED                                               4.49       04/04/2006          208,535
        163,911  LIQUID FUNDING LIMITED+/-                                            4.55       08/14/2006          163,911
          6,071  MERRILL LYNCH & COMPANY+/-                                           4.88       04/18/2006            6,071
         33,389  MERRILL LYNCH & COMPANY+/-                                           4.69       06/06/2006           33,415
          7,230  MONT BLANC CAPITAL CORPORATION                                       4.48       04/10/2006            7,194
         10,927  MORGAN STANLEY+/-                                                    4.80       03/27/2006           10,927
        424,955  MORGAN STANLEY+/-                                                    4.63       10/10/2006          424,955
        303,539  MORGAN STANLEY+/-                                                    4.63       10/30/2006          303,539
         93,338  MORGAN STANLEY SERIES EXL+/-                                         4.60       08/13/2010           93,364
         27,871  NIEUW AMSTERDAM RECEIVABLES CORPORATION                              4.55       03/01/2006           27,871
         11,103  NIEUW AMSTERDAM RECEIVABLES CORPORATION                              4.55       03/09/2006           11,092
         12,117  NIEUW AMSTERDAM RECEIVABLES CORPORATION                              4.60       04/06/2006           12,062
         15,705  NIEUW AMSTERDAM RECEIVABLES CORPORATION                              4.62       06/15/2006           15,486
          6,071  PERRY GLOBAL FUNDING LIMITED                                         4.56       03/01/2006            6,071
          3,873  PERRY GLOBAL FUNDING LIMITED                                         4.86       06/12/2006            3,821
        163,911  PREMIUM ASSET TRUST SERIES 2001-2+/-                                 4.87       03/28/2006          163,914
         71,314  PRUDENTIAL PLC                                                       4.66       04/10/2006           70,951
         12,142  PRUDENTIAL PLC                                                       4.72       05/08/2006           12,034
        278,983  RACERS TRUST 2004-6-MM+/-                                            4.57       05/22/2006          279,005
        151,770  ROYAL BANK OF SCOTLAND PLC+/-                                        4.79       11/24/2006          151,855
         19,214  ROYAL BANK OF SCOTLAND PLC+/-                                        4.79       11/24/2006           19,225
          3,035  SCALDIS CAPITAL LIMITED                                              4.32       03/27/2006            3,025
         27,319  SCALDIS CAPITAL LIMITED                                              4.49       04/18/2006           27,150

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INCOME FUNDS

                       PORTFOLIO OF INVESTMENTS -- FEBRUARY 28, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

INCOME PLUS FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                  INTEREST RATE  MATURITY DATE      VALUE
COLLATERAL INVESTED IN OTHER ASSETS (CONTINUED)
$         3,715  SCALDIS CAPITAL LIMITED                                              4.48%      04/21/2006   $        3,691
        151,770  SEDNA FINANCE INCORPORATED+/-                                        4.43       12/08/2006          151,771
         57,672  SLM CORPORATION+/-                                                   4.79       04/25/2006           57,677
         12,142  SPINTAB (SWEDMORTGAGE) AB                                            4.40       03/06/2006           12,134
          4,553  SWEDBANK (FORENINGS SPARBANKEN)                                      4.47       04/10/2006            4,530
          3,642  TANGO FINANCE CORPORATION                                            4.35       03/09/2006            3,639
         70,725  TANGO FINANCE CORPORATION                                            4.45       04/03/2006           70,428
         76,049  TANGO FINANCE CORPORATION SERIES MTN+/-                              4.63       10/25/2006           76,074
        108,612  THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED                   4.46       03/20/2006          108,354
          4,486  THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED                   4.80       05/15/2006            4,442
        607,079  TRANSAMERICA OCCIDENTAL LIFE INSURANCE+/-                            4.76       07/11/2006          607,078
        116,674  TRAVELERS INSURANCE COMPANY+/-                                       4.64       02/09/2007          116,672
        121,416  UNICREDITO ITALIANO+/-                                               4.46       03/28/2006          121,390
        303,539  UNICREDITO ITALIANO NY SERIES YCD+/-                                 4.47       06/30/2006          303,496
        151,770  UNICREDITO ITALIANO SERIES LIB+/-                                    4.58       03/09/2007          151,750
         12,142  WHISTLEJACKET CAPITAL LIMITED                                        4.56       03/13/2006           12,123
        218,463  WHITE PINE FINANCE LLC                                               4.56       03/13/2006          218,136
         11,522  WHITE PINE FINANCE LLC                                               4.56       03/15/2006           11,502
        185,663  WHITE PINE FINANCE LLC                                               4.57       03/28/2006          185,033
         60,708  WHITE PINE FINANCE LLC                                               4.67       05/17/2006           60,099
        157,840  WHITE PINE FINANCE LLC SERIES MTN1+/-                                4.57       06/12/2006          157,864

                                                                                                                  23,434,662
                                                                                                              --------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $23,441,200)                                                        23,441,200
                                                                                                              --------------
SHARES

SHORT-TERM INVESTMENTS - 0.33%
        210,230  WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                         210,230
                                                                                                              --------------

TOTAL SHORT-TERM INVESTMENTS (COST $210,230)                                                                         210,230
                                                                                                              --------------

TOTAL INVESTMENTS IN SECURITIES
(COST $87,476,879)*                                     136.89%                                               $   87,004,999

OTHER ASSETS AND LIABILITIES, NET                       (36.89)                                                  (23,445,257)
                                                        ------                                                --------------

TOTAL NET ASSETS                                        100.00%                                               $   63,559,742
                                                        ------                                                --------------

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

+/-   VARIABLE RATE INVESTMENTS.

%%    SECURITIES ISSUED ON A WHEN-ISSUED (TBA) BASIS.

+++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4 (2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

(C) INTEREST-ONLY SECURITIES ENTITLE HOLDERS TO RECEIVE ONLY THE INTEREST PAYMENTS ON THE UNDERLYING MORTGAGES. THE YIELD TO MATURITY OF AN INTEREST-ONLY IS EXTREMELY SENSITIVE TO THE RATE OF PRINCIPAL PAYMENTS ON THE UNDERLYING MORTGAGE ASSETS. A RAPID (SLOW) RATE OF PRINCIPAL REPAYMENTS MAY HAVE ADVERSE (POSITIVE) EFFECT ON YIELD TO MATURITY. THE PRINCIPAL AMOUNT SHOWN IS THE NOTIONAL AMOUNT OF THE UNDERLYING MORTGAGES. INTEREST RATE DISCLOSED REPRESENTS THE YIELD BASED UPON THE ESTIMATED TIMING OF FUTURE CASH FLOWS.

^     ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

@ FOREIGN BOND PRINCIPAL IS DENOMINATED IN US DOLLARS EXCEPT AS INDICATED PARENTHETICALLY.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

++    SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $210,230.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INCOME FUNDS

                       PORTFOLIO OF INVESTMENTS -- FEBRUARY 28, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

INFLATION-PROTECTED BOND FUND
--------------------------------------------------------------------------------

FACE/SHARE
AMOUNT           SECURITY NAME                                                                                    VALUE
INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS - 100.24%
            N/A  WELLS FARGO ADVANTAGE INFLATION-PROTECTED BOND PORTFOLIO                                     $  120,195,392

TOTAL INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS (COST $120,771,356)                                            120,195,392
                                                                                                              --------------

TOTAL INVESTMENTS IN SECURITIES
(COST $120,771,356)*                                    100.24%                                               $  120,195,392

OTHER ASSETS AND LIABILITIES, NET                        (0.24)                                                     (292,903)
                                                        ------                                                --------------

TOTAL NET ASSETS                                        100.00%                                               $  119,902,489
                                                        ------                                                --------------

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INCOME FUNDS

                       PORTFOLIO OF INVESTMENTS -- FEBRUARY 28, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

INTERMEDIATE GOVERNMENT INCOME FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                  INTEREST RATE  MATURITY DATE      VALUE
AGENCY NOTES - INTEREST BEARING - 5.96%
$     8,200,000  FHLB<<                                                               4.63%      07/18/2007   $    8,165,831
     25,000,000  FHLMC<<                                                              4.25       04/05/2007       24,813,700

TOTAL AGENCY NOTES - INTEREST BEARING (COST $33,128,736)                                                          32,979,531
                                                                                                              --------------

ASSET-BACKED SECURITIES - 0.21%
      1,173,793  CARRINGTON MORTGAGE LOAN TRUST SERIES 2005-NC1 CLASS A1A+/-          4.71       02/25/2035        1,173,928

TOTAL ASSET-BACKED SECURITIES (COST $1,173,685)                                                                    1,173,928
                                                                                                              --------------

COLLATERALIZED MORTGAGE OBLIGATIONS - 7.30%
      5,700,000  DLJ COMMERCIAL MORTGAGE CORPORATION SERIES 1999-CG2 CLASS A1B        7.30       06/10/2032        6,041,088
      4,750,000  FIRST UNION NATIONAL BANK COMMERCIAL MORTGAGE SERIES 1999-C4
                   CLASS A2                                                           7.39       12/15/2031        5,065,168
     11,563,656  FNMA SERIES 2005-77 CLASS BX<<                                       4.50       07/25/2028       11,390,992
      3,819,024  GMAC COMMERCIAL MORTGAGE SECURITIES INCORPORATED SERIES
                   1997-C1 CLASS A3                                                   6.87       07/15/2029        3,888,262
     14,175,000  MORGAN STANLEY CAPITAL I SERIES 2005-HQ5 CLASS A4                    5.17       01/14/2042       14,025,058

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $42,337,033)                                                      40,410,568
                                                                                                              --------------

AGENCY SECURITIES - 65.95%

FEDERAL HOME LOAN BANK - 2.69%
      7,495,000  FHLB<<                                                               4.13       04/18/2008        7,380,634
      7,500,000  FHLB SERIES 2807                                                     4.88       02/15/2007        7,493,160

                                                                                                                  14,873,794
                                                                                                              --------------

FEDERAL HOME LOAN MORTGAGE CORPORATION - 24.54%
     25,500,000  FHLMC<<                                                              4.00       08/17/2007       25,168,398
     21,000,000  FHLMC<<                                                              4.00       09/22/2009       20,356,476
      5,182,721  FHLMC #B13066                                                        4.00       03/01/2014        4,980,554
      1,734,555  FHLMC #B13579                                                        5.00       04/01/2019        1,713,122
      1,456,700  FHLMC #B13580                                                        5.00       04/01/2019        1,438,701
      3,139,013  FHLMC #B15194                                                        5.00       06/01/2019        3,100,227
      3,795,939  FHLMC #B16884                                                        5.00       10/01/2019        3,749,036
      8,753,970  FHLMC #B17855                                                        5.00       02/01/2020        8,641,275
      1,279,961  FHLMC #C01345                                                        7.00       04/01/2032        1,323,415
        163,157  FHLMC #C31808                                                        7.50       10/01/2029          170,989
      1,434,751  FHLMC #C59553                                                        7.50       11/01/2031        1,502,420
      1,967,738  FHLMC #C65576                                                        7.50       04/01/2032        2,060,397
      4,336,702  FHLMC #E96459                                                        5.00       05/01/2018        4,287,384
        122,710  FHLMC #G00683                                                        8.50       12/01/2025          132,647
     24,612,124  FHLMC #G08083                                                        4.50       08/01/2035       23,179,484
     11,254,000  FHLMC SERIES 2861 CLASS QC                                           5.50       01/15/2029       11,231,741
      7,519,000  FHLMC SERIES 2867 CLASS LE                                           5.50       02/15/2030        7,457,184
     15,000,000  FHLMC TBA%%                                                          6.50       04/01/2036       15,328,125

                                                                                                                 135,821,575
                                                                                                              --------------

FEDERAL NATIONAL MORTGAGE ASSOCIATION - 38.72%
      5,600,000  FNMA                                                                 5.75       02/15/2008        5,687,433
     15,000,000  FNMA<<                                                               6.00       05/15/2011       15,698,250
     10,000,000  FNMA<<                                                               5.38       11/15/2011       10,209,670
        157,894  FNMA #253266                                                         8.00       05/01/2030          168,706
        859,381  FNMA #253951                                                         7.50       09/01/2031          899,610
        858,278  FNMA #254218                                                         7.00       02/01/2032          888,754
        357,404  FNMA #254223                                                         7.50       02/01/2032          374,135
      2,446,073  FNMA #254480                                                         7.00       10/01/2032        2,531,209
     14,197,142  FNMA #255720+/-                                                      4.00       03/01/2035       13,756,738
      2,459,467  FNMA #313689                                                         7.00       08/01/2007        2,496,648
     11,517,659  FNMA #313864<<                                                       6.69       12/01/2007       11,658,122

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INCOME FUNDS

                       PORTFOLIO OF INVESTMENTS -- FEBRUARY 28, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

INTERMEDIATE GOVERNMENT INCOME FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                  INTEREST RATE  MATURITY DATE      VALUE
FEDERAL NATIONAL MORTGAGE ASSOCIATION (CONTINUED)
$    10,008,220  FNMA #357464                                                         4.50%      12/01/2018   $    9,747,178
      7,308,122  FNMA #387402                                                         5.03       05/01/2015        7,201,918
      7,601,000  FNMA #387405                                                         5.09       05/01/2015        7,517,801
        201,786  FNMA #417768                                                         6.50       03/01/2028          207,587
     16,999,902  FNMA #555710                                                         4.50       08/01/2018       16,556,498
        438,227  FNMA #70765                                                          9.00       03/01/2021          477,155
      9,041,713  FNMA #735964+/-                                                      4.87       10/01/2035        8,997,573
     14,125,256  FNMA #787275+/-                                                      4.89       06/01/2034       13,956,987
      5,561,412  FNMA #813158+/-                                                      4.85       12/01/2034        5,527,760
      4,839,574  FNMA #832231<<                                                       3.50       06/01/2020        4,469,456
      5,000,000  FNMA #873354<<                                                       5.61       02/01/2021        5,199,580
     17,480,000  FNMA GRANTOR TRUST SERIES 2001-T11 CLASS B                           5.50       09/25/2011       17,877,714
     15,275,044  FNMA GRANTOR TRUST SERIES 2002-T11 CLASS B                           5.34       04/25/2012       15,508,309
     15,000,000  FNMA GRANTOR TRUST SERIES 2003-T1 CLASS B                            4.49       11/25/2012       14,548,224
     22,351,079  FNMA SERIES 2005-12 CLASS EA<<                                       4.50       09/25/2014       22,158,578

                                                                                                                 214,321,593
                                                                                                              --------------

TOTAL AGENCY SECURITIES (COST $370,584,910)                                                                      365,016,962
                                                                                                              --------------

US TREASURY SECURITIES - 23.53%

US TREASURY BILLS - 0.05%
        250,000  US TREASURY BILL^                                                    4.32       03/16/2006          249,550
                                                                                                              --------------

US TREASURY BONDS - 0.63%
      3,000,000  US TREASURY BOND<<                                                   6.00       02/15/2026        3,506,484
                                                                                                             ---------------

US TREASURY NOTES - 22.85%
    100,000,000  US TREASURY NOTE<<                                                   3.38       02/15/2008       97,585,900
     29,940,000  US TREASURY NOTE<<                                                   3.63       01/15/2010       28,867,549

                                                                                                                 126,453,449
                                                                                                              --------------

TOTAL US TREASURY SECURITIES (COST $130,881,108)                                                                 130,209,483
                                                                                                              --------------

COLLATERAL FOR SECURITIES LENDING - 47.64%
SHARES

COLLATERAL INVESTED IN MONEY MARKET FUNDS - 0.01%
         73,080  SCUDDER DAILY ASSETS MONEY MARKET FUND                                                               73,079
            455  SHORT TERM INVESTMENT COMPANY MONEY MARKET FUND                                                         455

                                                                                                                      73,534
                                                                                                              --------------
PRINCIPAL

COLLATERAL INVESTED IN OTHER ASSETS - 47.63%
$       211,666  ABBEY NATIONAL TREASURY SERVICE+/-                                   4.69       01/16/2007          211,907
      3,140,851  AMERICAN EXPRESS BANK FSB+/-                                         4.54       01/26/2007        3,140,348
        146,801  AMERICAN EXPRESS CREDIT CORPORATION+/-                               4.74       05/16/2006          146,868
      1,980,102  AMERICAN GENERAL FINANCE+/-                                          4.60       03/15/2007        1,980,894
      2,393,806  AMSTEL FUNDING CORPORATION                                           4.39       03/28/2006        2,385,691
      3,413,968  AQUIFER FUNDING LIMITED                                              4.55       03/06/2006        3,411,852
      3,413,968  AQUIFER FUNDING LIMITED                                              4.55       03/07/2006        3,411,408
        614,105  AQUINAS FUNDING LLC                                                  4.56       03/23/2006          612,410
         58,106  AQUINAS FUNDING LLC                                                  4.77       05/15/2006           57,538
        170,698  ATLANTIS ONE FUNDING CORPORATION                                     4.55       03/09/2006          170,528
        341,397  ATLAS CAPITAL FUNDING LIMITED                                        4.40       03/09/2006          341,055
        834,169  ATLAS CAPITAL FUNDING LIMITED                                        4.62       05/17/2006          825,802
      1,927,595  ATOMIUM FUNDING CORPORATION                                          4.46       03/17/2006        1,923,740

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INCOME FUNDS

                       PORTFOLIO OF INVESTMENTS -- FEBRUARY 28, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

INTERMEDIATE GOVERNMENT INCOME FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                  INTEREST RATE  MATURITY DATE      VALUE
COLLATERAL INVESTED IN OTHER ASSETS (CONTINUED)
$     2,184,940  ATOMIUM FUNDING CORPORATION                                          4.54%      03/20/2006   $    2,179,739
     23,214,984  BEAR STEARNS & COMPANY REPURCHASE AGREEMENT
                   (MATURITY VALUE $23,217,957)                                       4.61       03/01/2006       23,214,984
      6,827,937  BEAR STEARNS & COMPANY REPURCHASE AGREEMENT
                   (MATURITY VALUE $6,828,811)                                        4.61       03/01/2006        6,827,936
        256,662  BETA FINANCE INCORPORATED+/-                                         4.64       06/02/2006          256,721
     27,038,629  BNP PARIBAS REPURCHASE AGREEMENT
                   (MATURITY VALUE $27,042,091)                                       4.61       03/01/2006       27,038,629
      6,145,143  BUCKINGHAM CDO LLC                                                   4.55       03/03/2006        6,143,607
      1,499,961  BUCKINGHAM CDO LLC                                                   4.55       03/07/2006        1,498,836
        776,678  BUCKINGHAM CDO LLC                                                   4.55       03/08/2006          776,002
      1,365,587  BUCKINGHAM CDO LLC                                                   4.56       03/20/2006        1,362,337
      1,706,984  BUCKINGHAM CDO LLC                                                   4.59       03/30/2006        1,700,771
      4,163,198  BUCKINGHAM CDO II LLC                                                4.55       03/03/2006        4,162,157
      2,116,660  BUCKINGHAM CDO II LLC                                                4.59       03/24/2006        2,110,543
      6,810,867  BUCKINGHAM CDO II LLC                                                4.58       03/29/2006        6,786,892
      2,731,175  CAIRN HIGH GRADE FUNDING I                                           4.54       03/02/2006        2,730,819
      1,365,587  CAIRN HIGH GRADE FUNDING I                                           4.56       03/16/2006        1,363,020
      1,229,029  CAIRN HIGH GRADE FUNDING I                                           4.56       03/21/2006        1,225,944
      1,706,984  CAIRN HIGH GRADE FUNDING I                                           4.56       03/23/2006        1,702,273
      1,502,146  CAIRN HIGH GRADE FUNDING I                                           4.56       03/24/2006        1,497,805
      1,331,448  CAIRN HIGH GRADE FUNDING I                                           4.59       03/31/2006        1,326,428
        136,559  CC USA INCORPORATED+/-                                               4.56       07/14/2006          136,561
        195,484  CEDAR SPRINGS CAPITAL COMPANY LLC                                    4.48       03/07/2006          195,337
        411,588  CEDAR SPRINGS CAPITAL COMPANY LLC                                    4.48       03/10/2006          411,123
         18,299  CEDAR SPRINGS CAPITAL COMPANY LLC                                    4.46       03/13/2006           18,271
        621,820  CEDAR SPRINGS CAPITAL COMPANY LLC                                    4.56       03/14/2006          620,807
        682,794  CEDAR SPRINGS CAPITAL COMPANY LLC                                    4.48       03/22/2006          680,998
         68,757  CEDAR SPRINGS CAPITAL COMPANY LLC                                    4.57       03/23/2006           68,568
        883,945  CEDAR SPRINGS CAPITAL COMPANY LLC                                    4.54       04/10/2006          879,445
      2,048,381  CEDAR SPRINGS CAPITAL COMPANY LLC                                    4.57       04/19/2006        2,035,497
      2,071,869  CEDAR SPRINGS CAPITAL COMPANY LLC                                    4.71       05/08/2006        2,053,512
        813,753  CEDAR SPRINGS CAPITAL COMPANY LLC                                    4.73       05/12/2006          806,120
        341,397  CITIGROUP INCORPORATED+/-                                            4.62       03/20/2006          341,369
        113,822  CLIPPER RECEIVABLES CORPORATION                                      4.57       03/20/2006          113,551
      4,335,740  CONCORD MINUTEMEN CAPITAL COMPANY+/-                                 4.55       03/15/2006        4,335,740
      3,072,571  CONCORD MINUTEMEN CAPITAL COMPANY+/-                                 4.55       03/08/2007        3,072,571
        477,956  CONCORD MINUTEMAN CAPITAL COMPANY SERIES A                           4.60       04/05/2006          475,829
      2,516,982  CONCORD MINUTEMEN CAPITAL COMPANY SERIES B+/-                        4.55       03/06/2006        2,516,982
      4,055,999  CORPORATE ASSET SECURITIZATION AUSTRALIA LIMITED                     4.55       03/09/2006        4,051,943
      1,652,361  CORPORATE ASSET SECURITIZATION AUSTRALIA LIMITED                     4.56       03/13/2006        1,649,882
      1,070,552  CORPORATE ASSET SECURITIZATION AUSTRALIA LIMITED                     4.46       03/15/2006        1,068,679
      4,093,348  CORPORATE ASSET SECURITIZATION AUSTRALIA LIMITED                     4.56       03/21/2006        4,083,074
         30,726  CREDIT SUISSE BANK+/-                                                4.52       03/21/2006           30,720
      3,004,292  CREDIT SUISSE BANK SERIES YCD1+/-                                    4.61       05/04/2006        3,001,498
        187,768  CREDIT SUISSE FIRST BOSTON+/-                                        4.77       06/19/2006          187,932
        106,652  CULLINAN FINANCE CORPORATION                                         4.75       05/11/2006          105,666
      1,619,109  DEER VALLEY FUNDING LLC                                              4.54       03/03/2006        1,618,704
        344,128  DEER VALLEY FUNDING LLC                                              4.51       03/20/2006          343,309
      6,140,432  DEER VALLEY FUNDING LLC                                              4.58       03/23/2006        6,123,484
        804,672  EIFFEL FUNDING LLC                                                   4.56       03/10/2006          803,763
      1,024,190  EIFFEL FUNDING LLC                                                   4.48       03/27/2006        1,020,852
         88,422  EIFFEL FUNDING LLC                                                   4.58       03/28/2006           88,122
        459,179  EUREKA SECURITIZATION INCORPORATED                                   4.48       03/09/2006          458,719
        932,013  FIVE FINANCE INCORPORATED                                            4.57       03/27/2006          928,975
        238,978  FIVE FINANCE INCORPORATED                                            4.57       03/28/2006          238,168
        343,582  FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION                       4.33       03/16/2006          342,936
         68,279  GALAXY FUNDING INCORPORATED                                          4.56       03/21/2006           68,108
        150,556  GEMINI SECURITIZATION INCORPORATED                                   4.41       03/10/2006          150,386
         68,279  GENERAL ELECTRIC CAPITAL+/-                                          4.52       03/29/2006           68,268
      1,572,132  GENERAL ELECTRIC CAPITAL+/-                                          4.91       05/12/2006        1,572,730
        820,035  GENERAL ELECTRIC CAPITAL+/-                                          4.62       09/18/2006          820,814
      1,092,470  GENERAL ELECTRIC CAPITAL ASSURANCE COMPANY+/-                        4.65       06/16/2006        1,092,470

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INCOME FUNDS

                       PORTFOLIO OF INVESTMENTS -- FEBRUARY 28, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

INTERMEDIATE GOVERNMENT INCOME FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                  INTEREST RATE  MATURITY DATE      VALUE
COLLATERAL INVESTED IN OTHER ASSETS (CONTINUED)
$       306,165  GEORGE STREET FINANCE LLC                                            4.43%      03/13/2006   $      305,705
      3,482,248  GOLDMAN SACHS GROUP INCORPORATED+/-                                  4.66       06/30/2006        3,482,248
      1,706,984  GOLDMAN SACHS GROUP INCORPORATED+/-                                  4.71       08/16/2006        1,706,984
        110,954  GOLDMAN SACHS GROUP INCORPORATED+/-                                  4.94       08/18/2006          111,073
         56,945  GRAMPIAN FUNDING LIMITED                                             4.44       04/11/2006           56,648
        498,439  HBOS TREASURY SERVICES PLC+/-                                        4.55       06/30/2006          498,499
        173,771  ING AMERICA INSURANCE HOLDINGS INCORPORATED                          4.58       03/14/2006          173,488
      5,735,467  ING USA ANNUITY & LIFE INSURANCE+/-                                  4.72       06/06/2006        5,735,467
      1,706,984  IRISH LIFE & PERMANENT                                               4.46       03/28/2006        1,701,197
         52,643  JUPITER SECURITIZATION CORPORATION                                   4.57       03/20/2006           52,518
        146,801  K2 (USA) LLC                                                         4.46       04/20/2006          145,858
        342,148  K2 (USA) LLC SERIES MTN+/-                                           4.63       07/24/2006          342,247
      4,369,879  KAUPTHING BANK HF SERIES MTN+/-                                      4.63       03/20/2007        4,369,705
      1,843,543  KLIO FUNDING CORPORATION                                             4.57       03/23/2006        1,838,455
      1,731,292  KLIO II FUNDING CORPORATION                                          4.56       03/17/2006        1,727,829
      3,413,968  KLIO II FUNDING CORPORATION                                          4.59       03/27/2006        3,402,839
      2,832,023  KLIO III FUNDING CORPORATION                                         4.46       03/20/2006        2,825,283
      3,101,727  KLIO III FUNDING CORPORATION                                         4.56       03/23/2006        3,093,166
        970,455  KLIO III FUNDING CORPORATION                                         4.49       04/05/2006          966,136
      1,433,867  LEHMAN BROTHERS HOLDINGS INCORPORATED+/-                             4.61       03/16/2006        1,433,867
        136,559  LEHMAN BROTHERS HOLDINGS INCORPORATED SERIES MTNG+/-                 4.59       06/02/2006          136,581
      3,921,079  LEXINGTON PARKER CAPITAL CORPORATION                                 4.54       03/06/2006        3,918,648
        165,168  LEXINGTON PARKER CAPITAL CORPORATION                                 4.49       03/14/2006          164,899
         74,902  LEXINGTON PARKER CAPITAL CORPORATION                                 4.45       04/18/2006           74,441
      2,675,459  LEXINGTON PARKER CAPITAL CORPORATION                                 4.71       05/10/2006        2,651,058
      5,120,952  LIBERTY LIGHT US CAPITAL SERIES MTN+/-                               4.57       05/26/2006        5,121,567
        126,658  LIBERTY STREET FUNDING CORPORATION                                   4.57       03/16/2006          126,420
        855,336  LINKS FINANCE LLC SERIES MTN$+/-                                     4.56       03/15/2006          855,318
      2,389,778  LIQUID FUNDING LIMITED+/-                                            4.55       03/03/2006        2,389,778
      1,365,587  LIQUID FUNDING LIMITED                                               4.56       03/06/2006        1,364,741
      1,058,330  LIQUID FUNDING LIMITED                                               4.57       03/10/2006        1,057,134
      2,355,638  LIQUID FUNDING LIMITED                                               4.49       04/04/2006        2,345,438
      1,843,543  LIQUID FUNDING LIMITED+/-                                            4.55       08/14/2006        1,843,543
         68,279  MERRILL LYNCH & COMPANY+/-                                           4.88       04/18/2006           68,284
        375,537  MERRILL LYNCH & COMPANY+/-                                           4.69       06/06/2006          375,822
         81,321  MONT BLANC CAPITAL CORPORATION                                       4.48       04/10/2006           80,907
        122,903  MORGAN STANLEY+/-                                                    4.80       03/27/2006          122,903
      4,779,556  MORGAN STANLEY+/-                                                    4.63       10/10/2006        4,779,556
      3,413,968  MORGAN STANLEY+/-                                                    4.63       10/30/2006        3,413,968
      1,049,795  MORGAN STANLEY SERIES EXL+/-                                         4.60       08/13/2010        1,050,079
        313,471  NIEUW AMSTERDAM RECEIVABLES CORPORATION                              4.55       03/01/2006          313,471
        124,883  NIEUW AMSTERDAM RECEIVABLES CORPORATION                              4.55       03/09/2006          124,758
        136,286  NIEUW AMSTERDAM RECEIVABLES CORPORATION                              4.60       04/06/2006          135,661
        176,639  NIEUW AMSTERDAM RECEIVABLES CORPORATION                              4.62       06/15/2006          174,173
         68,279  PERRY GLOBAL FUNDING LIMITED                                         4.56       03/01/2006           68,279
         43,562  PERRY GLOBAL FUNDING LIMITED                                         4.86       06/12/2006           42,971
      1,843,543  PREMIUM ASSET TRUST SERIES 2001-2+/-                                 4.87       03/28/2006        1,843,580
        802,078  PRUDENTIAL PLC                                                       4.66       04/10/2006          797,995
        136,559  PRUDENTIAL PLC                                                       4.72       05/08/2006          135,349
      3,137,778  RACERS TRUST 2004-6-MM+/-                                            4.57       05/22/2006        3,138,029
        216,104  ROYAL BANK OF SCOTLAND PLC+/-                                        4.79       11/24/2006          216,225
      1,706,984  ROYAL BANK OF SCOTLAND PLC+/-                                        4.79       11/24/2006        1,707,940
         34,140  SCALDIS CAPITAL LIMITED                                              4.32       03/27/2006           34,028
        307,257  SCALDIS CAPITAL LIMITED                                              4.49       04/18/2006          305,364
         41,787  SCALDIS CAPITAL LIMITED                                              4.48       04/21/2006           41,514
      1,706,984  SEDNA FINANCE INCORPORATED+/-                                        4.43       12/08/2006        1,707,001
        648,654  SLM CORPORATION+/-                                                   4.79       04/25/2006          648,706
        136,559  SPINTAB (SWEDMORTGAGE) AB                                            4.40       03/06/2006          136,474
         51,210  SWEDBANK (FORENINGS SPARBANKEN)                                      4.47       04/10/2006           50,949
         40,968  TANGO FINANCE CORPORATION                                            4.35       03/09/2006           40,927
        795,455  TANGO FINANCE CORPORATION                                            4.45       04/03/2006          792,114
        855,336  TANGO FINANCE CORPORATION SERIES MTN+/-                              4.63       10/25/2006          855,618
      1,221,586  THAMES ASSET GLOBAL SECURITIES 1 INCORPORATED                        4.46       03/20/2006        1,218,679

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INCOME FUNDS

                       PORTFOLIO OF INVESTMENTS -- FEBRUARY 28, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

INTERMEDIATE GOVERNMENT INCOME FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                  INTEREST RATE  MATURITY DATE      VALUE
COLLATERAL INVESTED IN OTHER ASSETS (CONTINUED)
$        50,458  THAMES ASSET GLOBAL SECURITIES 1 INCORPORATED                        4.80%      05/15/2006   $       49,965
      6,827,937  TRANSAMERICA OCCIDENTAL LIFE INSURANCE+/-                            4.76       07/11/2006        6,827,936
      1,312,261  TRAVELERS INSURANCE COMPANY+/-                                       4.64       02/09/2007        1,312,235
      1,365,587  UNICREDITO ITALIANO+/-                                               4.46       03/28/2006        1,365,299
      3,413,968  UNICREDITO ITALIANO NY SERIES YCD+/-                                 4.47       06/30/2006        3,413,480
      1,706,984  UNICREDITO ITALIANO SERIES LIB+/-                                    4.58       03/09/2007        1,706,762
        136,559  WHISTLEJACKET CAPITAL LIMITED                                        4.56       03/13/2006          136,354
      2,457,101  WHITE PINE FINANCE LLC                                               4.56       03/13/2006        2,453,416
        129,594  WHITE PINE FINANCE LLC                                               4.56       03/15/2006          129,367
      2,088,188  WHITE PINE FINANCE LLC                                               4.57       03/28/2006        2,081,109
        682,794  WHITE PINE FINANCE LLC                                               4.67       05/17/2006          675,945
      1,775,263  WHITE PINE FINANCE LLC SERIES MTN+/-                                 4.57       06/12/2006        1,775,530

                                                                                                                 263,574,467
                                                                                                              --------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $263,648,001)                                                      263,648,001
                                                                                                              --------------

SHORT-TERM INVESTMENTS - 2.84%


REPURCHASE AGREEMENTS - 2.84%
     15,736,000  GREENWICH CAPITAL MARKETS INCORPORATED - 102% COLLATERALIZED
                   BY US GOVERNMENT SECURITIES(MATURITY VALUE $15,738,011)            4.60       03/01/2006       15,736,000
                                                                                                              --------------

TOTAL SHORT-TERM INVESTMENTS (COST $15,736,000)                                                                   15,736,000
                                                                                                              --------------

TOTAL INVESTMENTS IN SECURITIES
(COST $857,489,473)*                                    153.43%                                               $  849,174,473

OTHER ASSETS AND LIABILITIES, NET                       (53.43)                                                 (295,729,907)
                                                        ------                                                --------------

TOTAL NET ASSETS                                        100.00%                                               $  553,444,566
                                                        ------                                                --------------

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

+/-   VARIABLE RATE INVESTMENTS.

%%    SECURITIES ISSUED ON A WHEN-ISSUED (TBA) BASIS.

^     ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INCOME FUNDS

                       PORTFOLIO OF INVESTMENTS -- FEBRUARY 28, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

SHORT DURATION GOVERNMENT BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                  INTEREST RATE  MATURITY DATE      VALUE
AGENCY NOTES - INTEREST BEARING - 24.41%
$   100,280,000  FHLB<<                                                               4.63%      07/18/2007   $   99,862,133
     35,697,000  FHLMC<<                                                              4.25       04/05/2007       35,430,986

TOTAL AGENCY NOTES - INTEREST BEARING (COST $135,745,783)                                                        135,293,119
                                                                                                              --------------

AGENCY SECURITIES - 31.65%

FEDERAL HOME LOAN MORTGAGE CORPORATION - 26.43%
      7,049,869  FHLMC SERIES 2687 CLASS PW                                           5.50       07/15/2009        7,081,113
     26,568,000  FHLMC SERIES 2695 CLASS GU                                           3.50       11/15/2022       25,888,675
     34,443,602  FHLMC SERIES 2705 CLASS LA                                           4.50       02/15/2023       34,133,341
     57,469,563  FHLMC SERIES 2727 CLASS PW<<                                         3.57       06/15/2029       55,621,802
      7,528,954  FHLMC SERIES 2731 CLASS PK                                           3.50       05/15/2026        7,328,902
     16,549,022  FHLMC SERIES 2965 CLASS GB                                           4.50       11/15/2014       16,380,929

                                                                                                                 146,434,762
                                                                                                              --------------

FEDERAL NATIONAL MORTGAGE ASSOCIATION - 5.03%
      6,393,265  FNMA #380662<<                                                       6.19       08/01/2008        6,474,528
      4,588,584  FNMA #381370<<                                                       5.74       03/01/2009        4,637,919
      7,072,191  FNMA #866112+/-                                                      5.04       12/01/2035        7,014,940
      9,834,475  FNMA SERIES 2005-12 CLASS EA                                         4.50       09/25/2014        9,749,774

                                                                                                                  27,877,161
                                                                                                              --------------

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 0.19%
        443,100  GNMA SERIES 2006-3 CLASS A                                           4.21       01/16/2028          430,386
        665,000  GNMA SERIES 2006-8 CLASS A                                           4.01       03/01/2036          645,050

                                                                                                                   1,075,436
                                                                                                              --------------

TOTAL AGENCY SECURITIES (COST $178,937,003)                                                                      175,387,359
                                                                                                              --------------

ASSET-BACKED SECURITIES - 1.95%
      1,113,845  CHASE MANHATTAN AUTO OWNER TRUST SERIES 2004-A CLASS A3              2.08       05/15/2008        1,102,505
      6,140,000  FORD CREDIT AUTO OWNER TRUST SERIES 2005-B CLASS A3                  4.17       01/15/2009        6,086,077
        680,769  ONYX ACCEPTANCE AUTO TRUST SERIES 2004-A CLASS A3                    2.19       03/17/2008          677,796
      1,774,000  PG&E ENERGY RECOVERY FUNDING LLC SERIES 2005-2 CLASS A1              4.85       06/25/2011        1,768,634
      1,250,000  SLM STUDENT LOAN TRUST SERIES 2004-1 CLASS A6++                      3.46       07/25/2039        1,179,525

TOTAL ASSET-BACKED SECURITIES (COST $10,908,816)                                                                  10,814,537
                                                                                                              --------------

COLLATERALIZED MORTGAGE OBLIGATIONS - 32.53%
        271,023  CHASE FUNDING MORTGAGE LOAN SERIES 2001-3 CLASS 2A1+/-               5.08       10/25/2031          271,094
      1,800,000  DLJ COMMERCIAL MORTGAGE CORPORATION SERIES 1999-CG2 CLASS A1B        7.30       06/10/2032        1,907,712
     21,124,146  FHLMC SERIES 2893 CLASS PA                                           4.00       04/15/2025       20,685,522
      1,400,000  FIRST UNION NATIONAL BANK COMMERCIAL MORTGAGE SERIES 1999-C4
                   CLASS A2                                                           7.39       12/15/2031        1,492,892
     22,117,000  FNMA SERIES 2003-106 CLASS WB<<                                      4.50       10/25/2015       21,866,441
     12,654,598  FNMA SERIES 2003-120 CLASS GU                                        4.50       12/25/2013       12,498,418
     10,140,400  FNMA SERIES 2003-122 CLASS OH<<                                      4.00       08/25/2013        9,942,480
     38,160,274  FNMA SERIES 2003-25 CLASS CH                                         4.00       03/25/2017       37,003,758
      8,859,308  FNMA SERIES 2003-81 CLASS NX                                         3.50       10/25/2013        8,651,336
     40,254,075  FNMA SERIES 2005-65 CLASS WG<<                                       4.50       08/25/2026       39,716,575
     22,276,938  FNMA SERIES 2005-77 CLASS BX<<                                       4.50       07/25/2028       21,944,308
      1,363,937  GMAC COMMERCIAL MORTGAGE SECURITIES INCORPORATED SERIES
                   1997-C1 CLASS A3                                                   6.87       07/15/2029        1,388,665
      1,549,000  GS MORTGAGE SECURITIES CORPORATION SERIES 1998-GLII CLASS A2         6.56       04/13/2031        1,586,401

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INCOME FUNDS

                       PORTFOLIO OF INVESTMENTS -- FEBRUARY 28, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

SHORT DURATION GOVERNMENT BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                  INTEREST RATE  MATURITY DATE      VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
$     1,368,704  JP MORGAN CHASE COMMERCIAL MORTGAGE SECURITIES SERIES 2004-C3
                   CLASS A1                                                           3.77%      01/15/2042   $    1,332,300

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $182,245,270)                                                    180,287,902
                                                                                                              --------------

US TREASURY SECURITIES - 15.09%

US TREASURY NOTES - 15.09%
      4,666,000  US TREASURY NOTE<<                                                   4.00       09/30/2007        4,615,696
     21,561,000  US TREASURY NOTE<<                                                   4.25       10/31/2007       21,405,178
      9,826,000  US TREASURY NOTE<<                                                   4.25       11/30/2007        9,751,922
     13,834,000  US TREASURY NOTE<<                                                   4.38       12/31/2007       13,757,263
     34,260,000  US TREASURY NOTE<<                                                   4.38       01/31/2008       34,061,943

                                                                                                                  83,592,002
                                                                                                              --------------

TOTAL US TREASURY SECURITIES (COST $83,854,268)                                                                   83,592,002
                                                                                                              --------------

REPURCHASE AGREEMENTS - 6.05%
     33,510,000  GREENWICH CAPITAL MARKETS INCORPORATED - 102% COLLATERALIZED
                   BY US GOVERNMENT SECURITIES(MATURITY VALUE $33,514,282)            4.60       03/01/2006       33,510,000

TOTAL REPURCHASE AGREEMENTS (COST $33,510,000)                                                                    33,510,000
                                                                                                              --------------

COLLATERAL FOR SECURITIES LENDING - 49.80%
SHARES

COLLATERAL INVESTED IN MONEY MARKET FUNDS - 0.01%
         76,496  SCUDDER DAILY ASSETS MONEY MARKET FUND                                                               76,496
            476  SHORT TERM INVESTMENT COMPANY MONEY MARKET FUND                                                         476

                                                                                                                      76,972
                                                                                                              --------------
PRINCIPAL

COLLATERAL INVESTED IN OTHER ASSETS - 49.79%
$       221,561  ABBEY NATIONAL TREASURY SERVICE+/-                                   4.69       01/16/2007          221,814
      3,287,682  AMERICAN EXPRESS BANK FSB+/-                                         4.54       01/26/2007        3,287,156
        153,663  AMERICAN EXPRESS CREDIT CORPORATION+/-                               4.74       05/16/2006          153,734
      2,072,669  AMERICAN GENERAL FINANCE+/-                                          4.60       03/15/2007        2,073,498
      2,505,714  AMSTEL FUNDING CORPORATION                                           4.39       03/28/2006        2,497,220
      3,573,568  AQUIFER FUNDING LIMITED                                              4.55       03/06/2006        3,571,352
      3,573,568  AQUIFER FUNDING LIMITED                                              4.55       03/07/2006        3,570,887
        642,813  AQUINAS FUNDING LLC                                                  4.56       03/23/2006          641,039
         60,822  AQUINAS FUNDING LLC                                                  4.77       05/15/2006           60,228
        178,678  ATLANTIS ONE FUNDING CORPORATION                                     4.55       03/09/2006          178,500
        357,357  ATLAS CAPITAL FUNDING LIMITED                                        4.40       03/09/2006          356,999
        873,165  ATLAS CAPITAL FUNDING LIMITED                                        4.62       05/17/2006          864,408
      2,017,708  ATOMIUM FUNDING CORPORATION                                          4.46       03/17/2006        2,013,672
      2,287,083  ATOMIUM FUNDING CORPORATION                                          4.54       03/20/2006        2,281,640
     24,300,259  BEAR STEARNS & COMPANY REPURCHASE AGREEMENT
                   (MATURITY VALUE $24,303,371)                                       4.61       03/01/2006       24,300,259
      7,147,135  BEAR STEARNS & COMPANY REPURCHASE AGREEMENT
                   (MATURITY VALUE $7,148,050)                                        4.61       03/01/2006        7,147,135
        268,661  BETA FINANCE INCORPORATED+/-                                         4.64       06/02/2006          268,723
     28,302,655  BNP PARIBAS REPURCHASE AGREEMENT
                   (MATURITY VALUE $28,306,279)                                       4.61       03/01/2006       28,302,655
      4,357,823  BUCKINGHAM CDO II LLC                                                4.55       03/03/2006        4,356,733
      2,215,612  BUCKINGHAM CDO II LLC                                                4.59       03/24/2006        2,209,209
      7,129,267  BUCKINGHAM CDO II LLC                                                4.58       03/29/2006        7,104,172
      6,432,422  BUCKINGHAM CDO LLC                                                   4.55       03/03/2006        6,430,813
      1,570,083  BUCKINGHAM CDO LLC                                                   4.55       03/07/2006        1,568,905
        812,987  BUCKINGHAM CDO LLC                                                   4.55       03/08/2006          812,279

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INCOME FUNDS

                    PORTFOLIO OF INVESTMENTS -- FEBRUARY 28, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

SHORT DURATION GOVERNMENT BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                  INTEREST RATE  MATURITY DATE      VALUE
COLLATERAL INVESTED IN OTHER ASSETS (CONTINUED)
$     1,429,427  BUCKINGHAM CDO LLC                                                   4.56%      03/20/2006   $    1,426,025
      1,786,784  BUCKINGHAM CDO LLC                                                   4.59       03/30/2006        1,780,280
      2,858,854  CAIRN HIGH GRADE FUNDING I                                           4.54       03/02/2006        2,858,482
      1,429,427  CAIRN HIGH GRADE FUNDING I                                           4.56       03/16/2006        1,426,740
      1,286,484  CAIRN HIGH GRADE FUNDING I                                           4.56       03/21/2006        1,283,255
      1,786,784  CAIRN HIGH GRADE FUNDING I                                           4.56       03/23/2006        1,781,852
      1,572,370  CAIRN HIGH GRADE FUNDING I                                           4.56       03/24/2006        1,567,826
      1,393,691  CAIRN HIGH GRADE FUNDING I                                           4.59       03/31/2006        1,388,437
        142,943  CC USA INCORPORATED+/-                                               4.56       07/14/2006          142,946
        204,622  CEDAR SPRINGS CAPITAL COMPANY LLC                                    4.48       03/07/2006          204,469
        430,829  CEDAR SPRINGS CAPITAL COMPANY LLC                                    4.48       03/10/2006          430,342
         19,154  CEDAR SPRINGS CAPITAL COMPANY LLC                                    4.46       03/13/2006           19,126
        650,890  CEDAR SPRINGS CAPITAL COMPANY LLC                                    4.56       03/14/2006          649,829
        714,714  CEDAR SPRINGS CAPITAL COMPANY LLC                                    4.48       03/22/2006          712,834
         71,972  CEDAR SPRINGS CAPITAL COMPANY LLC                                    4.57       03/23/2006           71,773
        925,268  CEDAR SPRINGS CAPITAL COMPANY LLC                                    4.54       04/10/2006          920,559
      2,144,141  CEDAR SPRINGS CAPITAL COMPANY LLC                                    4.57       04/19/2006        2,130,654
      2,168,727  CEDAR SPRINGS CAPITAL COMPANY LLC                                    4.71       05/08/2006        2,149,512
        851,796  CEDAR SPRINGS CAPITAL COMPANY LLC                                    4.73       05/12/2006          843,806
        357,357  CITIGROUP INCORPORATED+/-                                            4.62       03/20/2006          357,328
        119,143  CLIPPER RECEIVABLES CORPORATION                                      4.57       03/20/2006          118,859
      4,538,431  CONCORD MINUTEMEN CAPITAL COMPANY+/-                                 4.55       03/15/2006        4,538,431
      3,216,211  CONCORD MINUTEMEN CAPITAL COMPANY+/-                                 4.55       03/08/2007        3,216,211
        500,299  CONCORD MINUTEMAN CAPITAL COMPANY SERIES A                           4.60       04/05/2006          498,073
      2,634,648  CONCORD MINUTEMEN CAPITAL COMPANY SERIES B+/-                        4.55       03/06/2006        2,634,648
      4,245,613  CORPORATE ASSET SECURITIZATION AUSTRALIA LIMITED                     4.55       03/09/2006        4,241,367
      1,729,607  CORPORATE ASSET SECURITIZATION AUSTRALIA LIMITED                     4.56       03/13/2006        1,727,012
      1,120,599  CORPORATE ASSET SECURITIZATION AUSTRALIA LIMITED                     4.46       03/15/2006        1,118,638
      4,284,707  CORPORATE ASSET SECURITIZATION AUSTRALIA LIMITED                     4.56       03/21/2006        4,273,953
         32,162  CREDIT SUISSE BANK+/-                                                4.52       03/21/2006           32,156
      3,144,739  CREDIT SUISSE BANK SERIES YCD1+/-                                    4.61       05/04/2006        3,141,815
        196,546  CREDIT SUISSE FIRST BOSTON+/-                                        4.77       06/19/2006          196,717
        111,638  CULLINAN FINANCE CORPORATION                                         4.75       05/11/2006          110,606
      1,694,800  DEER VALLEY FUNDING LLC                                              4.54       03/03/2006        1,694,376
        360,216  DEER VALLEY FUNDING LLC                                              4.51       03/20/2006          359,358
      6,427,490  DEER VALLEY FUNDING LLC                                              4.58       03/23/2006        6,409,750
        842,290  EIFFEL FUNDING LLC                                                   4.56       03/10/2006          841,338
      1,072,070  EIFFEL FUNDING LLC                                                   4.48       03/27/2006        1,068,575
         92,555  EIFFEL FUNDING LLC                                                   4.58       03/28/2006           92,242
        480,645  EUREKA SECURITIZATION INCORPORATED                                   4.48       03/09/2006          480,164
        975,584  FIVE FINANCE INCORPORATED                                            4.57       03/27/2006          972,404
        250,150  FIVE FINANCE INCORPORATED                                            4.57       03/28/2006          249,302
        359,644  FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION                       4.33       03/16/2006          358,968
         71,471  GALAXY FUNDING INCORPORATED                                          4.56       03/21/2006           71,292
        157,594  GEMINI SECURITIZATION INCORPORATED                                   4.41       03/10/2006          157,416
         71,471  GENERAL ELECTRIC CAPITAL+/-                                          4.52       03/29/2006           71,460
      1,645,628  GENERAL ELECTRIC CAPITAL+/-                                          4.91       05/12/2006        1,646,253
        858,371  GENERAL ELECTRIC CAPITAL+/-                                          4.62       09/18/2006          859,186
      1,143,542  GENERAL ELECTRIC CAPITAL ASSURANCE COMPANY+/-                        4.65       06/16/2006        1,143,542
        320,478  GEORGE STREET FINANCE LLC                                            4.43       03/13/2006          319,997
      3,645,039  GOLDMAN SACHS GROUP INCORPORATED+/-                                  4.66       06/30/2006        3,645,039
      1,786,784  GOLDMAN SACHS GROUP INCORPORATED+/-                                  4.71       08/16/2006        1,786,784
        116,141  GOLDMAN SACHS GROUP INCORPORATED+/-                                  4.94       08/18/2006          116,265
         59,607  GRAMPIAN FUNDING LIMITED                                             4.44       04/11/2006           59,296
        521,741  HBOS TREASURY SERVICES PLC+/-                                        4.55       06/30/2006          521,803
        181,895  ING AMERICA INSURANCE HOLDINGS INCORPORATED                          4.58       03/14/2006          181,598
      6,003,593  ING USA ANNUITY & LIFE INSURANCE+/-                                  4.72       06/06/2006        6,003,593
      1,786,784  IRISH LIFE & PERMANENT                                               4.46       03/28/2006        1,780,727
         55,104  JUPITER SECURITIZATION CORPORATION                                   4.57       03/20/2006           54,973
        153,663  K2 (USA) LLC                                                         4.46       04/20/2006          152,677
        358,143  K2 (USA) LLC SERIES MTN+/-                                           4.63       07/24/2006          358,247
      4,574,166  KAUPTHING BANK HF SERIES MTN                                         4.63       03/20/2007        4,573,983
      1,929,726  KLIO FUNDING CORPORATION+/-                                          4.57       03/23/2006        1,924,400

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INCOME FUNDS

                       PORTFOLIO OF INVESTMENTS -- FEBRUARY 28, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

SHORT DURATION GOVERNMENT BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                  INTEREST RATE  MATURITY DATE      VALUE
COLLATERAL INVESTED IN OTHER ASSETS (CONTINUED)
$     1,812,228  KLIO II FUNDING CORPORATION                                          4.56%      03/17/2006   $    1,808,603
      3,573,568  KLIO II FUNDING CORPORATION                                          4.59       03/27/2006        3,561,918
      2,964,417  KLIO III FUNDING CORPORATION                                         4.46       03/20/2006        2,957,362
      3,246,729  KLIO III FUNDING CORPORATION                                         4.56       03/23/2006        3,237,768
      1,015,822  KLIO III FUNDING CORPORATION                                         4.49       04/05/2006        1,011,302
      1,500,898  LEHMAN BROTHERS HOLDINGS INCORPORATED+/-                             4.61       03/16/2006        1,500,898
        142,943  LEHMAN BROTHERS HOLDINGS INCORPORATED SERIES MTNG+/-                 4.59       06/02/2006          142,966
      4,104,385  LEXINGTON PARKER CAPITAL CORPORATION                                 4.54       03/06/2006        4,101,841
        172,889  LEXINGTON PARKER CAPITAL CORPORATION                                 4.49       03/14/2006          172,607
         78,404  LEXINGTON PARKER CAPITAL CORPORATION                                 4.45       04/18/2006           77,921
      2,800,533  LEXINGTON PARKER CAPITAL CORPORATION                                 4.71       05/10/2006        2,774,993
      5,360,351  LIBERTY LIGHT US CAPITAL+/-                                          4.57       05/26/2006        5,360,995
        132,579  LIBERTY STREET FUNDING CORPORATION                                   4.57       03/16/2006          132,330
        895,322  LINKS FINANCE LLC SERIES MTN+/-                                      4.56       03/15/2006          895,304
      2,501,497  LIQUID FUNDING LIMITED+/-                                            4.55       03/03/2006        2,501,497
      1,429,427  LIQUID FUNDING LIMITED                                               4.56       03/06/2006        1,428,541
      1,107,806  LIQUID FUNDING LIMITED                                               4.57       03/10/2006        1,106,554
      2,465,762  LIQUID FUNDING LIMITED                                               4.49       04/04/2006        2,455,085
      1,929,726  LIQUID FUNDING LIMITED+/-                                            4.55       08/14/2006        1,929,726
         71,471  MERRILL LYNCH & COMPANY+/-                                           4.88       04/18/2006           71,476
        393,092  MERRILL LYNCH & COMPANY+/-                                           4.69       06/06/2006          393,391
         85,122  MONT BLANC CAPITAL CORPORATION                                       4.48       04/10/2006           84,689
        128,648  MORGAN STANLEY+/-                                                    4.80       03/27/2006          128,648
      5,002,995  MORGAN STANLEY+/-                                                    4.63       10/10/2006        5,002,995
      3,573,568  MORGAN STANLEY+/-                                                    4.63       10/30/2006        3,573,568
      1,098,872  MORGAN STANLEY SERIES EXL+/-                                         4.60       08/13/2010        1,099,169
        328,125  NIEUW AMSTERDAM RECEIVABLES CORPORATION                              4.55       03/01/2006          328,125
        130,721  NIEUW AMSTERDAM RECEIVABLES CORPORATION                              4.55       03/09/2006          130,590
        142,657  NIEUW AMSTERDAM RECEIVABLES CORPORATION                              4.60       04/06/2006          142,003
        184,896  NIEUW AMSTERDAM RECEIVABLES CORPORATION                              4.62       06/15/2006          182,315
         71,471  PERRY GLOBAL FUNDING LIMITED                                         4.56       03/01/2006           71,471
         45,599  PERRY GLOBAL FUNDING LIMITED                                         4.86       06/12/2006           44,980
      1,929,726  PREMIUM ASSET TRUST SERIES 2001-2+/-                                 4.87       03/28/2006        1,929,765
        839,574  PRUDENTIAL PLC                                                       4.66       04/10/2006          835,301
        142,943  PRUDENTIAL PLC                                                       4.72       05/08/2006          141,676
      3,284,466  RACERS TRUST 2004-6-MM+/-                                            4.57       05/22/2006        3,284,729
        226,207  ROYAL BANK OF SCOTLAND PLC+/-                                        4.79       11/24/2006          226,334
      1,786,784  ROYAL BANK OF SCOTLAND PLC+/-                                        4.79       11/24/2006        1,787,784
         35,736  SCALDIS CAPITAL LIMITED                                              4.32       03/27/2006           35,619
        321,621  SCALDIS CAPITAL LIMITED                                              4.49       04/18/2006          319,640
         43,740  SCALDIS CAPITAL LIMITED                                              4.48       04/21/2006           43,454
      1,786,784  SEDNA FINANCE INCORPORATED+/-                                        4.43       12/08/2006        1,786,802
        678,978  SLM CORPORATION+/-                                                   4.79       04/25/2006          679,032
        142,943  SPINTAB (SWEDMORTGAGE) AB                                            4.40       03/06/2006          142,854
         53,604  SWEDBANK (FORENINGS SPARBANKEN)                                      4.47       04/10/2006           53,331
         42,883  TANGO FINANCE CORPORATION                                            4.35       03/09/2006           42,840
        832,641  TANGO FINANCE CORPORATION                                            4.45       04/03/2006          829,144
        895,322  TANGO FINANCE CORPORATION SERIES MTN+/-                              4.63       10/25/2006          895,617
      1,278,694  THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED                   4.46       03/20/2006        1,275,651
         52,817  THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED                   4.80       05/15/2006           52,301
      7,147,135  TRANSAMERICA OCCIDENTAL LIFE INSURANCE+/-                            4.76       07/11/2006        7,147,135
      1,373,608  TRAVELERS INSURANCE COMPANY+/-                                       4.64       02/09/2007        1,373,580
      1,429,427  UNICREDITO ITALIANO+/-                                               4.46       03/28/2006        1,429,125
      3,573,568  UNICREDITO ITALIANO NY SERIES YCD+/-                                 4.47       06/30/2006        3,573,057
      1,786,784  UNICREDITO ITALIANO SERIES LIB+/-                                    4.58       03/09/2007        1,786,551
        142,943  WHISTLEJACKET CAPITAL LIMITED                                        4.56       03/13/2006          142,728
      2,571,968  WHITE PINE FINANCE LLC                                               4.56       03/13/2006        2,568,110
        135,653  WHITE PINE FINANCE LLC                                               4.56       03/15/2006          135,415
      2,185,808  WHITE PINE FINANCE LLC                                               4.57       03/28/2006        2,178,398
        714,714  WHITE PINE FINANCE LLC                                               4.67       05/17/2006          707,545

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INCOME FUNDS

                       PORTFOLIO OF INVESTMENTS -- FEBRUARY 28, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

SHORT DURATION GOVERNMENT BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                  INTEREST RATE  MATURITY DATE      VALUE
COLLATERAL INVESTED IN OTHER ASSETS (CONTINUED)
$     1,858,255  WHITE PINE FINANCE LLC SERIES MTN1+/-                                4.57%      06/12/2006   $    1,858,534

                                                                                                                 275,896,282
                                                                                                              --------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $275,973,254)                                                      275,973,254
                                                                                                              --------------

TOTAL INVESTMENTS IN SECURITIES
(COST $901,174,394)*                                    161.48%                                               $  894,858,173

OTHER ASSETS AND LIABILITIES, NET                       (61.48)                                                 (340,692,910)
                                                        ------                                                --------------

TOTAL NET ASSETS                                        100.00%                                               $  554,165,263
                                                        ------                                                --------------

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

+/-   VARIABLE RATE INVESTMENTS.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4 (2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INCOME FUNDS

                       PORTFOLIO OF INVESTMENTS -- FEBRUARY 28, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

STABLE INCOME FUND
--------------------------------------------------------------------------------

FACE/SHARE
AMOUNT           SECURITY NAME                                                                                    VALUE
INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS - 99.82%
            N/A  WELLS FARGO ADVANTAGE STABLE INCOME PORTFOLIO                                                $  438,714,748

TOTAL INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS (COST $442,299,724)                                            438,714,748
                                                                                                              --------------

TOTAL INVESTMENTS IN SECURITIES
(COST $442,299,724)*                                     99.82%                                               $  438,714,748

OTHER ASSETS AND LIABILITIES, NET                         0.18                                                       808,938
                                                        ------                                                --------------

TOTAL NET ASSETS                                        100.00%                                               $  439,523,686
                                                        ------                                                --------------

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INCOME FUNDS

                       PORTFOLIO OF INVESTMENTS -- FEBRUARY 28, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

STRATEGIC INCOME FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                  INTEREST RATE  MATURITY DATE      VALUE
CORPORATE BONDS & NOTES - 81.42%

AEROSPACE, DEFENSE - 0.75%
$       200,000  ARMOR HOLDINGS INCORPORATED                                          8.25%      08/15/2013   $      213,500
                                                                                                              --------------

AGRICULTURAL PRODUCTION CROPS - 0.71%
        200,000  EUROFRESH++                                                         11.50       01/15/2013          201,000
                                                                                                              --------------

AMUSEMENT & RECREATION SERVICES - 2.37%
        200,000  PINNACLE ENTERTAINMENT                                               8.25       03/15/2012          208,000
        125,000  TOWN SPORTS INTERNATIONAL INCORPORATED                               9.63       04/15/2011          130,937
        200,000  TOWN SPORTS INTERNATIONAL INCORPORATED^                             11.23       02/01/2014          144,000
        185,000  TUNICA-BILOXI GAMING AU++                                            9.00       11/15/2015          189,625

                                                                                                                     672,562
                                                                                                              --------------

APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS - 1.25%
        180,000  LEVI STRAUSS & COMPANY+/-                                            9.28       04/01/2012          185,850
        175,000  RIDDELL BELL HOLDINGS INCORPORATED                                   8.38       10/01/2012          168,875

                                                                                                                     354,725
                                                                                                              --------------

AUTOMOTIVE REPAIR, SERVICES & PARKING - 1.31%
        370,000  UNITED RENTALS NORTH AMERICA INCORPORATED                            7.75       11/15/2013          371,387
                                                                                                              --------------

BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS - 1.70%
        250,000  ERICO INTERNATIONAL CORPORATION                                      8.88       03/01/2012          258,125
        140,000  K HOVNANIAN ENTERPRISES INCORPORATED                                 6.25       01/15/2015          130,451
        100,000  KB HOME                                                              6.25       06/15/2015           94,949

                                                                                                                     483,525
                                                                                                              --------------

BUSINESS SERVICES - 6.58%
        195,000  CCM MERGER INCORPORATED++                                            8.00       08/01/2013          194,025
        185,000  HERTZ CORPORATION++                                                  8.88       01/01/2014          193,325
         95,000  HERTZ CORPORATION++                                                 10.50       01/01/2016          102,363
        305,000  NATIONSRENT INCORPORATED                                             9.50       10/15/2010          334,356
        245,000  RAINBOW NATIONAL SERVICES LLC++                                     10.38       09/01/2014          277,156
        300,000  RENT-WAY INCORPORATED                                               11.88       06/15/2010          318,000
        130,000  SUNGARD DATA SYSTEMS INCORPORATED++                                  9.13       08/15/2013          138,287
        180,000  SUNGARD DATA SYSTEMS INCORPORATED++                                 10.25       08/15/2015          188,775
        114,000  WATERFORD GAMING LLC++                                               8.63       09/15/2012          120,698

                                                                                                                   1,866,985
                                                                                                              --------------

CHEMICALS & ALLIED PRODUCTS - 2.29%
        135,000  IMC GLOBAL INCORPORATED                                             10.88       08/01/2013          155,250
        265,000  OMNOVA SOLUTIONS INCORPORATED                                       11.25       06/01/2010          278,912
        200,000  POLYONE CORPORATION                                                 10.63       05/15/2010          214,500

                                                                                                                     648,662
                                                                                                              --------------

COAL MINING - 1.58%
        300,000  ARCH WESTERN FINANCE LLC                                             6.75       07/01/2013          300,750
        145,000  FOUNDATION PA COAL COMPANY                                           7.25       08/01/2014          148,625

                                                                                                                     449,375
                                                                                                              --------------

COMMUNICATIONS - 9.20%
         95,000  AIRGATE PCS INCORPORATED+/-                                          8.35       10/15/2011           98,444
        300,000  CCO HOLDINGS LLC/CAPITAL CORPORATION+/-                              8.62       12/15/2010          300,000
        175,000  CHARTER COMMUNICATIONS HOLDINGS II LLC/CAPITAL CORPORATION          10.25       09/15/2010          174,562
        155,000  CSC HOLDINGS INCORPORATED SERIES B                                   7.63       04/01/2011          156,162

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INCOME FUNDS

                       PORTFOLIO OF INVESTMENTS -- FEBRUARY 28, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

STRATEGIC INCOME FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                  INTEREST RATE  MATURITY DATE      VALUE
COMMUNICATIONS (CONTINUED)
$       210,000  DOBSON CELLULAR SYSTEMS                                              9.88%      11/01/2012   $      229,425
         34,286  EMMIS COMMUNICATIONS+/-                                             10.37       06/15/2012           34,286
        165,000  HORIZON PCS INCORPORATED                                            11.38       07/15/2012          189,750
        170,000  INTELSAT BERMUDA LIMITED+++/-                                        9.61       01/15/2012          173,400
        107,000  PANAMSAT CORPORATION                                                 9.00       08/15/2014          112,885
        350,000  PAXSON COMMUNICATIONS+++/-                                          10.78       01/15/2013          338,625
        550,000  QWEST CORPORATION+/-                                                 7.74       06/15/2013          600,875
        190,000  RURAL CELLULAR CORPORATION                                           9.88       02/01/2010          203,300

                                                                                                                   2,611,714
                                                                                                              --------------

EATING & DRINKING PLACES - 0.68%
        190,000  CARROLS CORPORATION                                                  9.50       01/15/2013          192,375
                                                                                                              --------------

ELECTRIC DISTRIBUTION, TRANSMISSION - 0.68%
        185,000  MIRANT AMERICAS GENERATION INCORPORATED                              8.30       05/01/2011          193,556
                                                                                                              --------------

ELECTRIC, GAS & SANITARY SERVICES - 8.01%
        150,000  ALLIED WASTE NORTH AMERICA                                           7.88       04/15/2013          156,000
        163,000  CLEAN HARBORS INCORPORATED                                          11.25       07/15/2012          183,375
        260,000  EL PASO NATURAL GAS COMPANY SERIES A                                 7.63       08/01/2010          273,596
        155,000  IMCO RECYCLING ESCROW INCORPORATED                                   9.00       11/15/2014          163,525
        300,000  INERGY LIMITED PARTNERSHIP/ INERGY FINANCE CORPORATION               6.88       12/15/2014          285,750
        120,000  MIRANT NORTH AMERICA LLC++                                           7.38       12/31/2013          123,150
        135,000  NEVADA POWER COMPANY SERIES L                                        5.88       01/15/2015          135,248
        160,000  NORTHWESTERN CORPORATION                                             5.88       11/01/2014          160,826
         95,000  NRG ENERGY INCORPORATED                                              7.38       02/01/2016           97,850
        100,000  SIERRA PACIFIC RESOURCES                                             8.63       03/15/2014          109,133
        390,000  SIERRA PACIFIC RESOURCES++                                           6.75       08/15/2017          393,900
        180,000  VERASUN ENERGY CORPORATION++                                         9.88       12/15/2012          191,700

                                                                                                                   2,274,053
                                                                                                              --------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
 EQUIPMENT - 1.29%
        230,000  LUCENT TECHNOLOGIES INCORPORATED                                     6.45       03/15/2029          194,062
        170,000  MAGNACHIP SEMICONDUCTOR+/-                                           7.74       12/15/2011          172,550

                                                                                                                     366,612
                                                                                                              --------------

ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES - 0.49%
        130,000  US ONCOLOGY INCORPORATED                                             9.00       08/15/2012          139,100
                                                                                                              --------------

FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT - 1.46%
        290,000  AK STEEL CORPORATION                                                 7.88       02/15/2009          282,025
        120,000  MUELLER GROUP INCORPORATED                                          10.00       05/01/2012          131,400

                                                                                                                     413,425
                                                                                                              --------------

FOOD STORES - 1.13%
        165,000  DOANE PET CARE COMPANY                                              10.75       03/01/2010          177,581
        135,000  DOANE PET CARE COMPANY++                                            10.63       11/15/2015          142,763

                                                                                                                     320,344
                                                                                                              --------------

GENERAL MERCHANDISE STORES - 2.08%
        170,000  ALH FINANCE LLC/ALH FINANCE CORPORATION                              8.50       01/15/2013          164,050
        405,000  NEIMAN MARCUS GROUP INCORPORATED++                                   9.00       10/15/2015          427,781

                                                                                                                     591,831
                                                                                                              --------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INCOME FUNDS

                       PORTFOLIO OF INVESTMENTS -- FEBRUARY 28, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

STRATEGIC INCOME FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                  INTEREST RATE  MATURITY DATE      VALUE
HEALTH SERVICES - 2.41%
$       140,000  DAVITA INCORPORATED                                                  7.25%      03/15/2015   $      142,800
        135,000  HCA INCORPORATED                                                     5.75       03/15/2014          129,086
         95,000  HCA INCORPORATED                                                     6.50       02/15/2016           94,673
        290,000  HEALTHSOUTH CORPORATION                                              7.63       06/01/2012          318,275

                                                                                                                     684,834
                                                                                                              --------------

HOLDING & OTHER INVESTMENT OFFICES - 2.88%
        795,210  TARGET RETURN INDEX SECURITIES TRUST (TRAINS) SERIES
                 HY-2005-1++                                                          7.65       06/15/2015          816,084
                                                                                                              --------------

HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES - 0.67%
        190,000  LINENS 'N THINGS INCORPORATED+++/-                                  10.37       01/15/2014          190,950
                                                                                                              --------------

HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES - 1.34%
        600,000  ALADDIN GAMING/CAPITAL CORPORATION SERIES B^^                       13.50       03/01/2010              360
        185,000  BOYD GAMING CORPORATION                                              7.13       02/01/2016          187,312
        240,955  ELDORADO CASINO SHREVEPORT+/-                                       10.00       08/01/2012          192,764

                                                                                                                     380,436
                                                                                                              --------------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 0.53%
        150,000  CASE NEW HOLLAND INCORPORATED++                                      7.13       03/01/2014          150,375
                                                                                                              --------------

JUSTICE, PUBLIC ORDER & SAFETY - 0.55%
        150,000  CORRECTIONS CORPORATION OF AMERICA                                   7.50       05/01/2011          155,063
                                                                                                              --------------

MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL &
 OPTICAL GOODS - 0.91%
        250,000  XEROX CAPITAL TRUST I                                                8.00       02/01/2027          258,750
                                                                                                              --------------

MISCELLANEOUS MANUFACTURING INDUSTRIES - 1.87%
        140,000  CLARKE AMERICAN CORPORATION++                                       11.75       12/15/2013          140,350
        150,000  GENTEK INCORPORATED^^                                               11.00       08/01/2009                0
        180,000  JACUZZI BRANDS INCORPORATED                                          9.63       07/01/2010          194,400
        185,000  SAMSONITE CORPORATION                                                8.88       06/01/2011          195,638

                                                                                                                     530,388
                                                                                                               -------------

MISCELLANEOUS RETAIL - 1.67%
        313,000  JAFRA COSMETICS INTERNATIONAL INCORPORATED/DISTRIBUIDORA
                 COMERICAL JAFRA SA DE CV                                            10.75       05/15/2011          340,779
        130,000  RITE AID CORPORATION                                                 8.13       05/01/2010          132,600

                                                                                                                     473,379
                                                                                                              --------------

MOTION PICTURES - 0.92%
         95,000  AMC ENTERTAINMENT INCORPORATED++                                    11.00       02/01/2016           95,594
        160,000  AMC ENTERTAINMENT INCORPORATED SERIES B                              8.63       08/15/2012          166,800

                                                                                                                     262,394
                                                                                                              --------------

NON-DEPOSITORY CREDIT INSTITUTIONS - 5.21%
        160,000  AMERICAN COMMERCIAL LINES/ACL FINANCE CORPORATION                    9.50       02/15/2015          175,600
        630,000  FORD MOTOR CREDIT COMPANY                                            7.00       10/01/2013          553,662
        600,000  GENERAL MOTORS ACCEPTANCE CORPORATION                                7.75       01/19/2010          565,476
        210,000  GENERAL MOTORS ACCEPTANCE CORPORATION                                6.75       12/01/2014          185,522

                                                                                                                   1,480,260
                                                                                                              --------------

OIL & GAS - 0.96%
        270,000  HILCORP ENERGY++                                                     7.75       11/01/2015          273,375
                                                                                                              --------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INCOME FUNDS

                       PORTFOLIO OF INVESTMENTS -- FEBRUARY 28, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

STRATEGIC INCOME FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                  INTEREST RATE  MATURITY DATE      VALUE
OIL & GAS EXTRACTION - 3.81%
$       135,000  CHAPARRAL ENERGY INCORPORATED++                                      8.50%      12/01/2015   $      142,763
        135,000  CHESAPEAKE ENERGY CORPORATION                                        6.50       08/15/2017          135,844
         95,000  CHESAPEAKE ENERGY CORPORATION++                                      6.50       08/15/2017           95,594
        165,000  PARKER DRILLING COMPANY+/-                                           9.16       09/01/2010          170,362
        130,000  PRIDE INTERNATIONAL INCORPORATED                                     7.38       07/15/2014          138,775
        210,000  VENOCO INCORPORATED                                                  8.75       12/15/2011          216,562
        180,000  WHITING PETROLEUM CORPORATION++                                      7.00       02/01/2014          180,450

                                                                                                                   1,080,350
                                                                                                              --------------

PAPER & ALLIED PRODUCTS - 3.46%
        160,000  APPLETON PAPERS INCORPORATED                                         8.13       06/15/2011          160,400
        165,000  BOISE CASCADE LLC+/-                                                 7.48       10/15/2012          164,175
        180,000  BOWATER INCORPORATED+/-                                              7.49       03/15/2010          180,000
        220,000  CARAUSTAR INDUSTRIES INCORPORATED                                    9.88       04/01/2011          231,275
        150,000  GRAHAM PACKAGING COMPANY INCORPORATED                                9.88       10/15/2014          152,250
         90,000  NEWPAGE CORPORATION+/-                                              10.93       05/01/2012           94,500

                                                                                                                     982,600
                                                                                                              --------------

PERSONAL SERVICES - 0.69%
        190,000  ALDERWOODS GROUP INCORPORATED                                        7.75       09/15/2012          196,175
                                                                                                              --------------

PIPELINES, EXCEPT NATURAL GAS - 0.65%
        180,000  TRANSMONTAIGNE INCORPORATED                                          9.13       06/01/2010          184,950
                                                                                                              --------------

PRIMARY METAL INDUSTRIES - 0.74%
        195,000  GENERAL CABLE CORPORATION                                            9.50       11/15/2010          209,625
                                                                                                              --------------

PRINTING, PUBLISHING & ALLIED INDUSTRIES - 3.79%
        135,000  DEX MEDIA INCORPORATED                                               8.00       11/15/2013          139,725
        140,000  HOUGHTON MIFFLIN COMPANY                                             7.20       03/15/2011          144,725
        200,000  HOUGHTON MIFFLIN COMPANY^                                            9.43       10/15/2013          166,000
        240,000  PRIMEDIA INCORPORATED+/-                                            10.12       05/15/2010          238,800
        185,000  R.H. DONNELLEY CORPORATION++                                         6.88       01/15/2013          173,900
        200,000  UCAR FINANCE INCORPORATED                                           10.25       02/15/2012          213,000

                                                                                                                   1,076,150
                                                                                                              --------------

REAL ESTATE - 0.28%
         72,000  CB RICHARD ELLIS SERVICES INCORPORATED                               9.75       05/15/2010           78,120
                                                                                                              --------------

SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 0.65%
        175,000  E*TRADE FINANCIAL CORPORATION                                        8.00       06/15/2011          184,188
                                                                                                              --------------

STONE, CLAY, GLASS & CONCRETE PRODUCTS - 1.03%
        275,000  BWAY CORPORATION                                                    10.00       10/15/2010          291,500
                                                                                                              --------------

TEXTILE MILL PRODUCTS - 1.14%
        200,000  INTERFACE INCORPORATED                                               9.50       02/01/2014          205,000
        120,000  PERRY ELLIS INTERNATIONAL INCORPORATED SERIES B                      8.88       09/15/2013          118,800

                                                                                                                     323,800
                                                                                                              --------------

TRANSPORTATION EQUIPMENT - 0.68%
        270,000  FORD MOTOR COMPANY                                                   7.45       07/16/2031          191,700
                                                                                                              --------------

TRANSPORTATION SERVICES - 0.99%
        260,000  NEFF RENTAL/NEFF FINANCE++                                          11.25       06/15/2012          282,100
                                                                                                              --------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INCOME FUNDS

                       PORTFOLIO OF INVESTMENTS -- FEBRUARY 28, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

STRATEGIC INCOME FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                  INTEREST RATE  MATURITY DATE      VALUE
WHOLESALE TRADE NON-DURABLE GOODS - 0.03%
$        11,220  SPECTRUM BRANDS INCORPORATED                                         7.38%      02/01/2015   $        9,677
                                                                                                              --------------

TOTAL CORPORATE BONDS & NOTES (COST $23,053,593)                                                                  23,111,954
                                                                                                              --------------

FOREIGN CORPORATE BONDS - 4.70%
        285,000  INEOS GROUP HOLDINGS PLC++                                           8.50       02/15/2016          279,300
        270,000  INTELSAT BERMUDA LIMITED++                                           8.63       01/15/2015          280,125
        100,000  IPSCO INCORPORATED                                                   8.75       06/01/2013          109,250
        170,000  NOVELIS INCORPORATED++                                               7.75       02/15/2015          164,900
        200,000  ROGERS CABLE INCORPORATED                                            6.75       03/15/2015          204,500
        285,000  ROGERS WIRELESS INCORPORATED+/-                                      7.62       12/15/2010          294,975

TOTAL FOREIGN CORPORATE BONDS@ (COST $1,340,180)                                                                   1,333,050
                                                                                                              --------------

TERM LOANS - 2.04%
        460,000  GOODYEAR TIRE & RUBBER COMPANY TERM LOAN B+++/-                      7.06       04/08/2010          460,957
        113,750  REVLON CONSUMER PRODUCTS CORPORATION TERM LOAN+++/-                 10.50       07/31/2010          116,688

TOTAL TERM LOANS (COST $573,750)                                                                                     577,645
                                                                                                              --------------
SHARES

COMMON STOCKS - 4.90%

COMMUNICATIONS - 0.50%
          9,000  DIRECTV GROUP INCORPORATED+                                                                         141,840
                                                                                                              --------------

ELECTRIC, GAS & SANITARY SERVICES - 0.98%
         10,450  SIERRA PACIFIC RESOURCES+                                                                           148,808
          5,995  WILLIAMS COMPANIES INCORPORATED                                                                     129,312

                                                                                                                     278,120
                                                                                                              --------------

FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT - 0.59%
         17,300  JACUZZI BRANDS INCORPORATED+                                                                        169,194
                                                                                                              --------------

GENERAL MERCHANDISE STORES - 0.58%
          2,800  JC PENNEY COMPANY INCORPORATED                                                                      164,192
                                                                                                              --------------

HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES - 1.04%
          5,000  AZTAR CORPORATION+                                                                                  150,900
          2,100  STATION CASINOS INCORPORATED                                                                        143,745

                                                                                                                     294,645
                                                                                                              --------------

OIL & GAS EXTRACTION - 0.61%
          5,800  CHESAPEAKE ENERGY CORPORATION                                                                       172,202
                                                                                                              --------------

PRIMARY METAL INDUSTRIES - 0.60%
          3,150  UNITED STATES STEEL CORPORATION                                                                     171,675
                                                                                                              --------------

TOTAL COMMON STOCKS (COST $1,133,065)                                                                              1,391,868
                                                                                                              --------------

PREFERRED STOCKS - 0.00%
            350  ADELPHIA COMMUNICATIONS CORPORATION                                                                      88

TOTAL PREFERRED STOCKS (COST $32,550)                                                                                     88
                                                                                                              --------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INCOME FUNDS

                       PORTFOLIO OF INVESTMENTS -- FEBRUARY 28, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

STRATEGIC INCOME FUND
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                    VALUE
SHORT-TERM INVESTMENTS - 5.76%
      1,635,841  WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                 $    1,635,841
                                                                                                              --------------

TOTAL SHORT-TERM INVESTMENTS (COST $1,635,841)                                                                     1,635,841
                                                                                                              --------------

TOTAL INVESTMENTS IN SECURITIES
(COST $27,768,979)*                                      98.82%                                               $   28,050,446

OTHER ASSETS AND LIABILITIES, NET                         1.18                                                       334,771
                                                        ------                                                --------------

TOTAL NET ASSETS                                        100.00%                                               $   28,385,217
                                                        ------                                                --------------

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4 (2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

^     ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

+/-   VARIABLE RATE INVESTMENTS.

^^ THIS SECURITY IS CURRENTLY IN DEFAULT WITH REGARDS TO SCHEDULED INTEREST OR PRINCIPAL PAYMENTS.

@ FOREIGN BOND PRINCIPAL IS DENOMINATED IN US DOLLARS EXCEPT AS INDICATED PARENTHETICALLY.

+     NON-INCOME EARNING SECURITIES.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

+++   SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $1,635,841.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INCOME FUNDS

                       PORTFOLIO OF INVESTMENTS -- FEBRUARY 28, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

TOTAL RETURN BOND FUND
--------------------------------------------------------------------------------

FACE/SHARE
AMOUNT           SECURITY NAME                                                                                    VALUE
INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS - 100.36%
            N/A  WELLS FARGO ADVANTAGE TOTAL RETURN BOND PORTFOLIO                                            $1,279,334,344

TOTAL INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS (COST $1,288,867,309)                                        1,279,334,344
                                                                                                              --------------

TOTAL INVESTMENTS IN SECURITIES
(COST $1,288,867,309)                                   100.36%                                               $1,279,334,344

OTHER ASSETS AND LIABILITIES, NET                        (0.36)                                                   (4,540,774)
                                                        ------                                                --------------

TOTAL NET ASSETS                                        100.00%                                               $1,274,793,570
                                                        ------                                                --------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INCOME FUNDS

                       PORTFOLIO OF INVESTMENTS -- FEBRUARY 28, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

ULTRA-SHORT DURATION BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                  INTEREST RATE  MATURITY DATE      VALUE
ASSET-BACKED SECURITIES - 27.56%
$     1,000,000  AAMES MORTGAGE TRUST SERIES 2003-1 CLASS M1+/-                       5.26%      10/25/2033   $    1,002,661
        399,192  ACCREDITED MORTGAGE LOAN TRUST SERIES 2004-3 CLASS 1A2+/-            3.44       10/25/2034          396,762
        500,000  BANK ONE ISSUANCE TRUST SERIES 2004-B1 CLASS B1+/-                   4.89       03/15/2012          502,932
      3,188,477  BEAR STEARNS ASSET BACKED SECURITIES INCORPORATED SERIES
                   2003-ABF1 CLASS AIO(C)                                             4.00       03/25/2006            1,017
        500,000  CAPITAL ONE MASTER TRUST SERIES 2001-5 CLASS A                       5.30       06/15/2009          501,110
        999,981  CDC MORTGAGE CAPITAL TRUST SERIES 2003-HE4 CLASS M1+/-               5.23       03/25/2034        1,003,204
      1,000,000  CHASE FUNDING MORTGAGE LOAN ASSET-BACKED CERTIFICATES SERIES
                   2003-5 CLASS 2M1+/-                                                5.18       05/25/2033        1,003,919
        169,902  COUNTRYWIDE HOME EQUITY LOAN TRUST SERIES 2002-C CLASS A+/-          4.81       05/15/2028          170,016
        138,147  COUNTRYWIDE HOME EQUITY LOAN TRUST SERIES 2004-I CLASS A+/-          4.86       02/15/2034          138,525
        245,151  COUNTRYWIDE HOME EQUITY LOAN TRUST SERIES 2004-Q CLASS 2A+/-         4.87       12/15/2033          245,695
      1,352,929  DUKE FUNDING LIMITED SERIES 2000-1A CLASS A+/-++                     5.22       11/10/2030        1,352,929
        138,534  EQUIFIRST MORTGAGE LOAN TRUST SERIES 2003-2 CLASS 3A3+/-             5.33       09/25/2033          138,849
        452,212  FLEET HOME EQUITY LOAN TRUST SERIES 2001-1 CLASS A+/-                4.78       05/20/2031          451,993
        430,366  GSAA HOME EQUITY TRUST SERIES 2005-9 CLASS 2A1+/-                    4.70       08/25/2035          429,874
         46,257  RESIDENTIAL ASSET SECURITIES CORPORATION SERIES 2001-KS1
                   CLASS AII+/-                                                       4.82       03/25/2032           46,269
      1,000,000  RESIDENTIAL ASSET SECURITIES CORPORATION SERIES 2003-KS8
                   CLASS MII1+/-                                                      5.21       10/25/2033        1,001,005
      1,000,000  STRUCTURED ASSET INVESTMENT LOAN TRUST SERIES 2003-BC3 CLASS
                   M1+/-                                                              5.53       04/25/2033        1,003,376
         67,965  TERWIN MORTGAGE TRUST SERIES 2004-21HE CLASS 1A1+/-                  5.06       12/25/2034           68,102

TOTAL ASSET-BACKED SECURITIES (COST $9,449,326)                                                                    9,458,238
                                                                                                              --------------

COLLATERALIZED MORTGAGE OBLIGATIONS - 29.73%
        366,655  BANC OF AMERICA ALTERNATIVE LOAN TRUST SERIES 2004-9 CLASS 3A2       5.50       10/25/2034          365,405
         64,398  BANK OF AMERICA MORTGAGE SECURITIES SERIES 2002-K CLASS 3A1+/-       5.87       10/20/2032           65,122
        192,099  CHASE MORTGAGE FINANCE CORPORATION SERIES 2005-A1 CLASS 2A2+/-       5.26       12/25/2035          190,735
      2,298,679  COUNTRYWIDE ALTERNATIVE LOAN TRUST SERIES 2004-J9 CLASS
                   1AIO+/-(C)                                                         1.40       03/25/2007           19,821
         75,129  COUNTRYWIDE HOME LOAN MORTGAGE PASS THROUGH TRUST SERIES
                   2001-HYB1 CLASS 2A1+/-                                             4.96       06/19/2031           75,085
         62,956  COUNTRYWIDE HOME LOAN MORTGAGE PASS THROUGH TRUST SERIES
                   2004-30 CLASS 3A1+/-                                               6.21       09/25/2034           64,649
        298,497  COUNTRYWIDE HOME LOANS SERIES 2006-HYB1 CLASS 2A2A+/-                5.64       03/20/2036          298,169
         98,121  DLJ COMMERCIAL MORTGAGE CORPORATION SERIES 2000-CF1 CLASS A1A        7.45       06/10/2033           98,094
        150,205  DLJ MORTGAGE ACCEPTANCE CORPORATION SERIES 1990-2 CLASS A+/-         5.90       01/25/2022          149,716
        114,338  DLJ MORTGAGE ACCEPTANCE CORPORATION SERIES 1991-3 CLASS A1+/-        5.13       02/20/2021          114,018
        598,995  FHLMC SERIES 3049 CLASS G                                            5.50       05/15/2034          598,689
        629,033  FHLMC STRUCTURED PASS-THROUGH SECURITIES SERIES T-42 CLASS A6        9.50       02/25/2042          673,936
        510,715  FNMA GRANTOR TRUST SERIES 2002-T1 CLASS A4                           9.50       11/25/2031          541,937
        287,469  FNMA SERIES 1990-77 CLASS D                                          9.00       06/25/2020          303,892
        392,743  FNMA WHOLE LOAN SERIES 2002-W4 CLASS A6+/-                           4.94       05/25/2042          400,698
         40,590  FNMA WHOLE LOAN SERIES 2003-W10 CLASS 3A2A                           2.20       07/25/2037           40,291
        137,899  FNMA WHOLE LOAN SERIES 2003-W11 CLASS A1+/-                          6.36       06/25/2033          139,046
        183,464  FNMA WHOLE LOAN SERIES 2003-W3 CLASS 1A4+/-                          4.90       08/25/2042          186,461
        586,257  FNMA WHOLE LOAN SERIES 2003-W6 CLASS 6A+/-                           4.89       08/25/2042          593,802
        165,130  GMAC COMMERCIAL MORTGAGE SECURITIES INCORPORATED SERIES
                   2000-C2 CLASS A1                                                   7.27       08/16/2033          166,405
        276,372  GSMPS MORTGAGE LOAN TRUST SERIES 1998-1 CLASS A++                    8.00       09/19/2027          290,717
        320,432  GSMPS MORTGAGE LOAN TRUST SERIES 2004-4 CLASS 1AF+/-++               4.98       06/25/2034          322,209
        258,477  GSMPS MORTGAGE LOAN TRUST SERIES 2004-4 CLASS 2A1+/-++               4.93       06/25/2034          264,789
        310,228  GSR MORTGAGE LOAN TRUST SERIES 2004-1 CLASS 2A2+/-                   5.22       04/25/2032          310,749
        129,920  HOUSING SECURITIES INCORPORATED SERIES 1992-8 CLASS C+/-             4.40       06/25/2024          127,440
      8,579,436  INDYMAC INDEX MORTGAGE LOAN TRUST SERIES 2004-AR8 CLASS
                   AX1+/-(C)                                                          0.80       11/25/2034           81,773
        483,161  JP MORGAN MORTGAGE TRUST SERIES 2005-A5 CLASS 3A1+/-                 5.37       08/25/2035          480,412
        294,919  JP MORGAN RESIDENTIAL MORTGAGE ACCEPTANCE SERIES 2006-R1
                   CLASS 1A1+/-++                                                     4.96       09/28/2044          292,235
        147,151  MASTER ADJUSTABLE RATE MORTGAGES TRUST SERIES 2002-3 CLASS
                   4A1+/-                                                             6.17       10/25/2032          146,845
        965,641  RESIDENTIAL FINANCE LIMITED PARTNERSHIP SERIES 2003-C CLASS
                   B3+/-++                                                            5.97       09/10/2035          991,686
        355,002  SALOMON BROTHERS MORTGAGE SECURITIES VII SERIES 1990-2 CLASS
                   A+/-                                                               5.27       11/25/2020          353,924
        267,741  SEQUOIA MORTGAGE TRUST SERIES 8 CLASS 3A+/-                          6.84       08/20/2032          267,658
        262,681  STRUCTURED ASSET SECURITIES CORPORATION SERIES 1998-RF2 CLASS
                   A+/-++                                                             8.58       07/15/2027          266,693
     10,000,000  WACHOVIA BANK COMMERCIAL MORTGAGE TRUST SERIES 2002-C2 CLASS
                   IO3+/-(C)++                                                        1.37       11/15/2034          235,606
         44,641  WASHINGTON MUTUAL INCORPORATED SERIES 2002-AR10 CLASS A6+/-          4.82       10/25/2032           44,343

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INCOME FUNDS

                       PORTFOLIO OF INVESTMENTS -- FEBRUARY 28, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

ULTRA-SHORT DURATION BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                  INTEREST RATE  MATURITY DATE      VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
$        88,008  WASHINGTON MUTUAL INCORPORATED SERIES 2002-AR15 CLASS A5+/-          4.38%      12/25/2032   $       86,638
        268,000  WASHINGTON MUTUAL INCORPORATED SERIES 2003-AR7 CLASS A5+/-           3.07       08/25/2033          263,060
        291,902  WILSHIRE FUNDING CORPORATION SERIES 1998-WFC2 CLASS M1+/-            6.35       12/28/2037          291,902

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $10,216,506)                                                      10,204,650
                                                                                                              --------------

CORPORATE BONDS & NOTES - 23.86%

AMUSEMENT & RECREATION SERVICES - 0.24%
         80,000  CAESARS ENTERTAINMENT INCORPORATED                                   8.50       11/15/2006           81,573
                                                                                                              --------------

AUTOMOTIVE REPAIR, SERVICES & PARKING - 0.52%
        180,000  JOHNSON CONTROLS INCORPORATED                                        5.00       11/15/2006          179,429
                                                                                                              --------------

BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS - 0.46%
         95,000  DR HORTON INCORPORATED                                               7.50       12/01/2007           98,038
         55,000  K HOVNANIAN ENTERPRISES                                             10.50       10/01/2007           59,228

                                                                                                                     157,266
                                                                                                              --------------

BUSINESS SERVICES - 0.48%
        165,000  CENDANT CORPORATION                                                  6.88       08/15/2006          166,062
                                                                                                              --------------

COMMUNICATIONS - 5.74%
        300,000  AIRGATE PCS INCORPORATED+/-                                          8.35       10/15/2011          310,875
        110,000  ALLTEL CORPORATION                                                   4.66       05/17/2007          109,413
        180,000  CITIZENS COMMUNICATIONS COMPANY                                      7.60       06/01/2006          180,900
        380,000  CLEAR CHANNEL COMMUNICATIONS                                         3.13       02/01/2007          372,061
        150,000  COX COMMUNICATIONS INCORPORATED                                      7.75       08/15/2006          151,447
         45,000  LIBERTY MEDIA CORPORATION+/-                                         5.99       09/17/2006           45,204
        100,000  QWEST CORPORATION+/-                                                 7.74       06/15/2013          109,250
        260,000  UNIVISION COMMUNICATIONS INCORPORATED                                2.88       10/15/2006          256,276
        186,000  VERIZON GLOBAL FUNDING CORPORATION SERIES MTN                        7.60       03/15/2007          189,504
        245,000  VERIZON WIRELESS CAPITAL LLC                                         5.38       12/15/2006          245,464

                                                                                                                   1,970,394
                                                                                                              --------------

COMPUTER HARDWARE - 0.57%
        200,000  IBM CORPORATION SERIES MTN                                           3.80       02/01/2008          195,310
                                                                                                              --------------

DEPOSITORY INSTITUTIONS - 1.04%
        350,000  BANK ONE NA                                                          6.25       02/15/2008          356,695
                                                                                                              --------------

ELECTRIC, GAS & SANITARY SERVICES - 1.45%
        200,000  ENTERGY GULF STATES INCORPORATED+/-                                  4.81       12/01/2009          197,663
        110,000  ENTERGY GULF STATES INCORPORATED                                     5.12       08/01/2010          106,353
         50,000  FPL GROUP CAPITAL INCORPORATED                                       3.25       04/11/2006           49,907
        145,000  TXU CORPORATION SERIES J                                             6.38       06/15/2006          145,363

                                                                                                                     499,286
                                                                                                              --------------

FOOD & KINDRED PRODUCTS - 1.75%
        300,000  GENERAL MILLS INCORPORATED                                           5.13       02/15/2007          299,794
        300,000  KRAFT FOODS INCORPORATED                                             5.25       06/01/2007          299,825

                                                                                                                     599,619
                                                                                                              --------------

HEALTH SERVICES - 0.55%
        185,000  CAREMARK RX INCORPORATED                                             7.38       10/01/2006          187,143
                                                                                                              --------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INCOME FUNDS

                       PORTFOLIO OF INVESTMENTS -- FEBRUARY 28, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

ULTRA-SHORT DURATION BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                  INTEREST RATE  MATURITY DATE      VALUE
HOLDING & OTHER INVESTMENT OFFICES - 1.48%
$       505,000  COUNTRYWIDE HOME LOANS INCORPORATED SERIES MTNK                      5.63%      05/15/2007   $      507,809
                                                                                                              --------------

HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES - 0.65%
         75,000  CAESARS ENTERTAINMENT INCORPORATED                                   9.38       02/15/2007           77,719
        145,000  MGM MIRAGE INCORPORATED                                              7.25       10/15/2006          146,450

                                                                                                                     224,169
                                                                                                              --------------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 0.72%
        250,000  JOHN DEERE CAPITAL CORPORATION                                       3.88       03/07/2007          246,834
                                                                                                              --------------

INSURANCE CARRIERS - 2.04%
        500,000  PROTECTIVE LIFE US FUNDING TRUST++                                   5.88       08/15/2006          501,646
        200,000  PRUDENTIAL FINANCIAL INCORPORATED+/-                                 4.10       11/15/2006          198,647

                                                                                                                     700,293
                                                                                                              --------------

MUNICIPAL - 0.31%
        125,000  PROSPECT HEIGHTS IL (PROPERTY TAX REVENUE)^                          6.00       12/01/2008          106,300
                                                                                                              --------------

NON-DEPOSITORY CREDIT INSTITUTIONS - 2.65%
        175,000  FORD MOTOR CREDIT COMPANY                                            6.50       01/25/2007          172,867
        155,000  GENERAL ELECTRIC CAPITAL CORPORATION SERIES MTNA                     5.38       03/15/2007          155,438
        185,000  GENERAL MOTORS ACCEPTANCE CORPORATION+/-                             5.55       07/16/2007          176,248
        225,000  HSBC FINANCE CORPORATION                                             5.84       02/15/2008          227,367
        175,000  RESIDENTIAL CAPITAL CORPORATION+/-                                   6.07       11/21/2008          176,297

                                                                                                                     908,217
                                                                                                              --------------

OIL & GAS EXTRACTION - 0.58%
        200,000  DEVON ENERGY CORPORATION                                             2.75       08/01/2006          197,911
                                                                                                              --------------

PAPER & ALLIED PRODUCTS - 1.48%
        500,000  INTERNATIONAL PAPER COMPANY                                          6.50       11/15/2007          508,859
                                                                                                              --------------

TRANSPORTATION EQUIPMENT - 1.15%
        295,000  DAIMLERCHRYSLER NA HOLDING CORPORATION+/-                            4.70       03/07/2007          295,153
        100,000  JOHNSON CONTROLS INCORPORATED+/-                                     4.83       01/17/2008          100,093

                                                                                                                     395,246
                                                                                                              --------------

TOTAL CORPORATE BONDS & NOTES (COST $8,250,106)                                                                    8,188,415
                                                                                                              --------------

FOREIGN CORPORATE BONDS - 3.23%
        320,000  FRANCE TELECOM                                                       7.45       03/01/2006          320,000
         70,000  PEMEX FINANCE LIMITED                                                9.69       08/15/2009           75,313
        400,000  REGIONAL DIVERSIFIED FUNDING+/-++                                    5.94       01/25/2036          400,000
        305,000  TELUS CORPORATION                                                    7.50       06/01/2007          313,075

TOTAL FOREIGN CORPORATE BONDS@ (COST $1,112,051)                                                                   1,108,388
                                                                                                              --------------

MUNICIPAL BONDS & NOTES - 0.59%

NEW JERSEY - 0.59%
        205,000  BAYONNE NJ REDEVELOPMENT AGENCY SERIES B (OTHER REVENUE LOC)         5.43       04/13/2007          202,956
                                                                                                              --------------

TOTAL MUNICIPAL BONDS & NOTES (COST $205,000)                                                                        202,956
                                                                                                              --------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INCOME FUNDS

                       PORTFOLIO OF INVESTMENTS -- FEBRUARY 28, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

ULTRA-SHORT DURATION BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                  INTEREST RATE  MATURITY DATE      VALUE
AGENCY SECURITIES - 13.27%

FEDERAL HOME LOAN BANK - 0.37%
        130,000  FHLB                                                                 3.38       10/05/2007          126,944
                                                                                                              --------------

FEDERAL HOME LOAN MORTGAGE CORPORATION - 7.05%
         78,263  FHLMC #1B0145+/-                                                     6.03       10/01/2031           79,591
        327,982  FHLMC #555514                                                        9.00       10/01/2019          364,884
        469,977  FHLMC #555519                                                        9.00       12/01/2016          509,886
         94,586  FHLMC #786823+/-                                                     6.04       07/01/2029           99,256
        127,962  FHLMC #788792+/-                                                     6.10       01/01/2029          131,732
         99,629  FHLMC #789272+/-                                                     5.71       04/01/2032          102,865
        116,598  FHLMC #789483+/-                                                     5.65       06/01/2032          119,527
          3,625  FHLMC #865456+/-                                                     5.46       07/01/2010            3,596
         86,375  FHLMC #A01734                                                        9.00       08/01/2018           93,605
        385,876  FHLMC #G10747                                                        7.50       10/01/2012          402,742
        232,338  FHLMC #G11209                                                        7.50       12/01/2011          241,068
        258,638  FHLMC #G11391                                                        7.50       06/01/2012          269,725

                                                                                                                   2,418,477
                                                                                                              --------------

FEDERAL NATIONAL MORTGAGE ASSOCIATION - 4.17%
        337,075  FNMA #100254                                                         8.00       12/15/2024          359,926
        321,466  FNMA #100255                                                         8.33       07/15/2020          353,079
        295,605  FNMA #100259                                                         7.50       12/15/2009          303,970
         33,327  FNMA #149167                                                        10.50       08/01/2020           37,640
         65,918  FNMA #365418+/-                                                      4.51       01/01/2023           66,631
         59,999  FNMA #372179                                                        11.00       04/01/2012           64,220
        135,057  FNMA #545460+/-                                                      5.81       11/01/2031          139,282
        103,399  FNMA #675491+/-                                                      6.60       04/01/2033          106,552

                                                                                                                   1,431,300
                                                                                                              --------------

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 1.68%
        230,105  GNMA #781540                                                         7.00       05/15/2013          238,153
        321,707  GNMA #781614                                                         7.00       06/15/2033          339,467

                                                                                                                     577,620
                                                                                                              --------------

TOTAL AGENCY SECURITIES (COST $4,391,241)                                                                          4,554,341
                                                                                                              --------------

SHORT-TERM INVESTMENTS - 1.26%

US TREASURY BILLS - 0.12%
         40,000  US TREASURY BILL^                                                    4.34       04/27/2006           39,725
                                                                                                              --------------
SHARES

MUTUAL FUND - 1.14%
        392,953  WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                        392,953
                                                                                                              --------------

TOTAL SHORT-TERM INVESTMENTS (COST $432,678)                                                                         432,678
                                                                                                              --------------

TOTAL INVESTMENTS IN SECURITIES
(COST $34,056,908)*                                      99.50%                                               $   34,149,666

OTHER ASSETS AND LIABILITIES, NET                         0.50                                                       171,882
                                                        ------                                                --------------

TOTAL NET ASSETS                                        100.00%                                               $   34,321,548
                                                        ------                                                --------------
+/-  VARIABLE RATE INVESTMENTS.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INCOME FUNDS

                       PORTFOLIO OF INVESTMENTS -- FEBRUARY 28, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

ULTRA-SHORT DURATION BOND FUND
--------------------------------------------------------------------------------

(C) INTEREST-ONLY SECURITIES ENTITLE HOLDERS TO RECEIVE ONLY THE INTEREST PAYMENTS ON THE UNDERLYING MORTGAGES. THE YIELD TO MATURITY OF AN INTEREST-ONLY IS EXTREMELY SENSITIVE TO THE RATE OF PRINCIPAL PAYMENTS ON THE UNDERLYING MORTGAGE ASSETS. A RAPID (SLOW) RATE OF PRINCIPAL REPAYMENTS MAY HAVE ADVERSE (POSITIVE) EFFECT ON YIELD TO MATURITY. THE PRINCIPAL AMOUNT SHOWN IS THE NOTIONAL AMOUNT OF THE UNDERLYING MORTGAGES. INTEREST RATE DISCLOSED REPRESENTS THE YIELD BASED UPON THE ESTIMATED TIMING OF FUTURE CASH FLOWS.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4 (2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

^     ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

@ FOREIGN BOND PRINCIPAL IS DENOMINATED IN US DOLLARS EXCEPT AS INDICATED PARENTHETICALLY.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

+++   SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $392,953.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

NQ FAIR VALUATION NOTES PER EACH FUND

NOTES TO PORTFOLIO OF INVESTMENT
--------------------------------------------------------------------------------

The Fund's portfolio of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

SECURITY VALUATION

      Investments in securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price. Securities listed on The NASDAQ Stock Market, Inc. are valued at the NASDAQ Official Closing Price ("NOCP"), and if no NOCP is available, then at the last reported sales price. In the absence of any sale of such securities, and in the case of other securities, including U.S. Government obligations, but excluding debt securities maturing in 60 days or less, the valuations are based on the latest quoted bid prices.

      Certain fixed income securities with maturities exceeding 60 days are valued by using a pricing service approved by the Trust's Board of Trustees. The service uses market prices as quoted by an independent pricing service or by dealers in these securities when, in the service's judgment, these prices are readily available and are representative of the securities' market values. For some securities, such prices are not readily available. These securities will generally be fair valued using methods which may include consideration of yields or prices of securities of comparable quality, coupon rate, maturity and type of issue, indications as to values from dealers in securities, trading characteristics, and general market conditions.

      Debt securities maturing in 60 days or less generally are valued at amortized cost. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates market value.

      Investmetns in the Master Portfolios are valued daily based upon each fund's proportionate share of each Master Portfolio's net assets, which are also valued dialy. Securities held in the Master Porfolios are valued as discussed in the Notes to Financial Statemetns of the Master Portfolios, which are included elsewhere in this report.

      Investments which are not valued using any of the methods discussed above are valued at their fair value as determined by procedures approved by the Board of Trustees.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

      Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily.

      Debt obligations may be placed on non-accrual status and related investment income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of income has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

      Dividend date, except for certain dividends from foreign securities, which are recorded as soon as the Fund is informed of the ex-dividend date. Dividend income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

OTHER

For more information regarding the Fund and its holdings, please see the Fund's most recent Prospectus and Annual Report.

WELLS FARGO ADVANTAGE INCOME FUNDS

                       PORTFOLIO OF INVESTMENTS -- FEBRUARY 28, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

CORPORATE BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL          SECURITY NAME                                                    INTEREST RATE   MATURITY DATE        VALUE
AGENCY SECURITIES - 0.01%

FEDERAL HOME LOAN MORTGAGE CORPORATION - 0.00%
$         1,076    FHLMC #170027                                                        14.75%        03/01/2010    $         1,197
          4,250    FHLMC #170065                                                        14.00         09/01/2012              4,834

                                                                                                                              6,031
                                                                                                                    ---------------

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 0.00%
          2,291    GNMA #45265                                                          15.00         08/15/2011              2,601
          1,423    GNMA #53809                                                          15.00         02/15/2012              1,620
          2,114    GNMA #54340                                                          15.00         05/15/2012              2,407

                                                                                                                              6,628
                                                                                                                    ---------------

SMALL BUSINESS ADMINISTRATION - 0.01%
        327,528    SBA #40013--(C)                                                       3.01         09/30/2017              8,188
                                                                                                                    ---------------

TOTAL AGENCY SECURITIES (COST $590,315)                                                                                      20,847
                                                                                                                    ---------------

CORPORATE BONDS & NOTES - 78.59%

BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS - 0.45%
      1,590,000    D.R. HORTON INCORPORATED                                              5.25         02/15/2015          1,478,385
                                                                                                                    ---------------

BUSINESS SERVICES - 0.98%
      2,116,000    BEAVER VALLEY II FUNDING CORPORATION                                  8.63         06/01/2007          2,146,365
        995,000    SB TREASURY COMPANY LLC--+/-                                          9.40         12/31/2049          1,077,076

                                                                                                                          3,223,441
                                                                                                                    ---------------

CHEMICALS & ALLIED PRODUCTS - 0.49%
      1,600,000    TEVA PHARMACEUTICAL FINANCE LLC                                       6.15         02/01/2036          1,607,101
                                                                                                                    ---------------

COMMUNICATIONS - 10.36%
      1,720,000    ALLTEL CORPORATION                                                    7.00         07/01/2012          1,882,344
      2,230,000    AT&T CORPORATION                                                      9.75         11/15/2031          2,790,234
      1,690,000    CITIZENS COMMUNICATIONS COMPANY                                       7.60         06/01/2006          1,698,450
        925,000    CLEAR CHANNEL COMMUNICATIONS INCORPORATED                             5.00         03/15/2012            869,499
      1,270,000    COMCAST CORPORATION                                                   5.45         11/15/2010          1,266,199
      2,430,000    COX COMMUNICATIONS INCORPORATED<<                                     4.63         01/15/2010          2,340,783
      1,080,000    NEWS AMERICA HOLDINGS<<                                               8.25         08/10/2018          1,282,126
      3,970,000    NEXTEL COMMUNICATIONS SERIES F                                        5.95         03/15/2014          3,990,434
      2,055,000    QWEST CORPORATION<<                                                   7.63         06/15/2015          2,203,987
      3,000,000    SPRINT CAPITAL CORPORATION                                            6.88         11/15/2028          3,268,914
      3,500,000    TCI COMMUNICATIONS INCORPORATED                                       7.88         08/01/2013          3,906,969
      4,300,000    TIME WARNER ENTERTAINMENT COMPANY LIMITED PARTNERSHIP                10.15         05/01/2012          5,207,954
      2,160,000    VERIZON FLORIDA INCORPORATED SERIES F                                 6.13         01/15/2013          2,181,228
      1,000,000    VERIZON NEW YORK INCORPORATED SERIES B                                7.38         04/01/2032          1,059,915

                                                                                                                         33,949,036
                                                                                                                    ---------------

DEPOSITORY INSTITUTIONS - 4.28%
      4,500,000    CITIGROUP INCORPORATED                                                5.00         09/15/2014          4,403,556
      1,390,000    DEUTSCHE BANK CAPITAL FUNDING TRUST VII--+/-<<                        5.63         01/31/2049          1,377,728
      1,775,000    JP MORGAN CHASE & COMPANY<<                                           5.13         09/15/2014          1,736,010
      1,695,000    M&T BANK CORPORATION--+/-                                             3.85         04/01/2013          1,650,717
      2,605,000    WASHINGTON MUTUAL CAPITAL I                                           8.38         06/01/2027          2,786,438
      2,000,000    ZIONS BANCORPORATION                                                  6.00         09/15/2015          2,069,326

                                                                                                                         14,023,775
                                                                                                                    ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INCOME FUNDS

                       PORTFOLIO OF INVESTMENTS -- FEBRUARY 28, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

CORPORATE BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL          SECURITY NAME                                                    INTEREST RATE   MATURITY DATE        VALUE
EATING & DRINKING PLACES - 1.69%
$     3,040,000    DARDEN RESTAURANTS                                                    6.00%        08/15/2035    $     2,856,682
      2,355,000    YUM! BRANDS INCORPORATED                                              8.88         04/15/2011          2,689,012

                                                                                                                          5,545,694
                                                                                                                    ---------------

ELECTRIC, GAS & SANITARY SERVICES - 9.12%
      2,250,000    CAROLINA POWER & LIGHT COMPANY                                        5.15         04/01/2015          2,207,266
        825,000    CLEVELAND ELECTRIC ILLUMINATION                                       5.65         12/15/2013            832,828
      3,145,000    COLUMBUS SOUTHERN POWER COMPANY SERIES C                              5.50         03/01/2013          3,156,388
      1,300,000    CONSUMERS ENERGY COMPANY                                              5.50         08/15/2016          1,279,996
      3,660,000    CONSUMERS ENERGY COMPANY SERIES B                                     5.38         04/15/2013          3,623,155
      1,796,846    FPL ENERGY NATIONAL WIND--                                            6.13         03/25/2019          1,768,186
      3,485,000    IPALCO ENTERPRISES INCORPORATED                                       8.38         11/14/2008          3,715,881
        955,000    IPALCO ENTERPRISES INCORPORATED                                       8.63         11/14/2011          1,057,662
      3,045,000    MONONGAHELA POWER COMPANY                                             6.70         06/15/2014          3,273,220
      2,305,000    NEVADA POWER COMPANY SERIES L                                         5.88         01/15/2015          2,309,225
      1,220,000    NISOURCE FINANCE CORPORATION                                          5.25         09/15/2017          1,172,036
      1,150,000    PACIFIC GAS & ELECTRIC COMPANY                                        3.60         03/01/2009          1,097,678
        770,000    POTOMAC EDISON COMPANY                                                5.35         11/15/2014            761,665
      3,490,000    WESTAR ENERGY INCORPORATED                                            6.00         07/01/2014          3,617,521

                                                                                                                         29,872,707
                                                                                                                    ---------------

EXECUTIVE, LEGISLATIVE & GEN GOVERNMENT, EXCEPT FINANCE - 0.55%
      1,820,000    MASHANTUCKET WEST PEQUOT--                                            5.91         09/01/2021          1,793,756
                                                                                                                    ---------------

FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT - 0.54%
      1,810,000    FORTUNE BRANDS INCORPORATED                                           5.38         01/15/2016          1,776,614
                                                                                                                    ---------------

FOOD & KINDRED PRODUCTS - 2.24%
      2,520,000    KRAFT FOODS INCORPORATED                                              5.25         10/01/2013          2,494,374
      1,690,000    MILLER BREWING CORPORATION--                                          5.50         08/15/2013          1,699,956
      3,100,000    TYSON FOODS INCORPORATED                                              7.25         10/01/2006          3,133,939

                                                                                                                          7,328,269
                                                                                                                    ---------------

FOOD STORES - 0.97%
      1,680,000    DELHAIZE AMERICA INCORPORATED                                         9.00         04/15/2031          2,004,826
      1,085,000    SAFEWAY INCORPORATED                                                  7.25         02/01/2031          1,186,083

                                                                                                                          3,190,909
                                                                                                                    ---------------

FORESTRY - 0.65%
      2,103,000    WEYERHAEUSER COMPANY<<                                                5.95        11/01/2008           2,130,379
                                                                                                                    ---------------

GENERAL MERCHANDISE STORES - 1.48%
      3,135,000    JC PENNEY COMPANY INCORPORATED                                        8.00         03/01/2010          3,414,868
      1,500,000    WAL-MART STORES                                                       5.25         09/01/2035          1,445,574

                                                                                                                          4,860,442
                                                                                                                    ---------------

HEALTH SERVICES - 0.53%
      1,585,000    MEDCO HEALTH SOLUTIONS INCORPORATED                                   7.25         08/15/2013          1,728,129
                                                                                                                    ---------------

HOLDING & OTHER INVESTMENT OFFICES - 4.71%
      3,500,000    CREDIT SUISSE FIRST BOSTON USA INCORPORATED<<                         4.88         08/15/2010          3,453,373
      2,230,000    FARMERS EXCHANGE CAPITAL--                                            7.05         07/15/2028          2,342,559
      2,210,000    FUND AMERICAN COMPANIES INCORPORATED                                  5.88         05/15/2013          2,202,944
      3,000,000    GENERAL ELECTRIC CAPITAL CORPORATION                                  4.13         03/04/2008          2,944,983
      1,500,000    ILFC E-CAPITAL TRUST I--+/-                                           5.90         12/21/2049          1,494,222

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INCOME FUNDS

                       PORTFOLIO OF INVESTMENTS -- FEBRUARY 28, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

CORPORATE BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL          SECURITY NAME                                                    INTEREST RATE   MATURITY DATE        VALUE
HOLDING & OTHER INVESTMENT OFFICES (CONTINUED)
$     3,075,000    OMX TIMBER FINANCE INVESTMENTS LLC 1--                                5.42%        01/29/2020    $     2,997,756

                                                                                                                         15,435,837
                                                                                                                    ---------------

HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES - 0.59%
      1,935,000    HARRAH'S OPERATING COMPANY INCORPORATED                               5.50         07/01/2010          1,927,488
                                                                                                                    ---------------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 0.49%
      1,595,000    CISCO SYSTEMS INCORPORATED                                            5.25         02/22/2011          1,597,731
                                                                                                                    ---------------

INSURANCE CARRIERS - 1.66%
      2,750,000    FIDELITY NATIONAL TITLE                                               7.30         08/15/2011          2,845,906
      1,470,000    METLIFE INCORPORATED<<                                                5.00         06/15/2015          1,432,621
      1,100,000    UNUMPROVIDENT FINANCE COMPANY--                                       6.85         11/15/2015          1,143,519

                                                                                                                          5,422,046
                                                                                                                    ---------------

NON-DEPOSITORY CREDIT INSTITUTIONS - 7.78%
      1,670,000    AMERICAN GENERAL FINANCE CORPORATION                                  4.88         05/15/2010          1,638,282
      2,750,000    FORD MOTOR CREDIT COMPANY                                             6.63         06/16/2008          2,560,245
      2,685,998    FPL ENERGY CAITHNESS FUNDING--                                        7.65         12/31/2018          2,939,099
      5,000,000    GENERAL ELECTRIC CAPITAL CORPORATION<<                                4.88         03/04/2015          4,880,760
      3,200,000    GENERAL MOTORS ACCEPTANCE CORPORATION<<                               6.88         08/28/2012          2,851,187
      1,645,000    HSBC FINANCE CORPORATION                                              4.75         04/15/2010          1,612,867
      4,500,000    HSBC FINANCE CORPORATION                                              5.00         06/30/2015          4,335,097
      2,525,000    MBNA CORPORATION SERIES MTN                                           5.63         11/30/2007          2,543,475
      2,120,000    RESIDENTIAL CAPITAL CORPORATION                                       6.38         06/30/2010          2,140,577

                                                                                                                         25,501,589
                                                                                                                    ---------------

OIL & GAS EXTRACTION - 4.53%
      2,000,000    DEVON FINANCING CORPORATION ULC                                       7.88         09/30/2031          2,546,396
      2,235,000    ENERGY TRANSFER PARTNERS                                              5.95         02/01/2015          2,244,054
      2,160,000    PEMEX PROJECT FUNDING MASTER TRUST                                    8.85         09/15/2007          2,289,600
      1,665,000    PEMEX PROJECT FUNDING MASTER TRUST                                    5.75         12/15/2015          1,662,502
      1,385,000    PEMEX PROJECT FUNDING MASTER TRUST                                    8.63         02/01/2022          1,717,400
      1,700,000    PIONEER NATURAL RESOURCES COMPANY                                     5.88         07/15/2016          1,637,078
      2,620,000    XTO ENERGY INCORPORATED                                               6.25         04/15/2013          2,755,894

                                                                                                                         14,852,924
                                                                                                                    ---------------

PAPER & ALLIED PRODUCTS - 0.44%
      1,355,000    INTERNATIONAL PAPER COMPANY                                           6.75         09/01/2011          1,423,251
                                                                                                                    ---------------

PETROLEUM REFINING & RELATED INDUSTRIES - 2.08%
      1,500,000    AMERADA HESS CORPORATION                                              7.13         03/15/2033          1,728,759
      1,345,000    CONOCO INCORPORATED                                                   6.95         04/15/2029          1,598,316
      1,170,000    ENTERPRISE PRODUCTS OPERATIONS SERIES B                               5.60         10/15/2014          1,161,254
      2,165,000    VALERO ENERGY CORPORATION                                             6.88         04/15/2012          2,335,119

                                                                                                                          6,823,448
                                                                                                                    ---------------

PIPELINES, EXCEPT NATURAL GAS - 3.05%
        915,000    KINDER MORGAN ENERGY PARTNERS                                         5.13         11/15/2014            885,923
      4,425,000    KN CAPITAL TRUST I SERIES B                                           8.56         04/15/2027          4,709,311
      2,155,000    PLAINS ALL AMERICAN PIPELINE LP                                       5.63         12/15/2013          2,155,153
      1,910,000    TEXAS EASTERN TRANSMISSION LP                                         7.00         07/15/2032          2,228,997

                                                                                                                          9,979,384
                                                                                                                    ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INCOME FUNDS

                       PORTFOLIO OF INVESTMENTS -- FEBRUARY 28, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

CORPORATE BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL          SECURITY NAME                                                    INTEREST RATE   MATURITY DATE        VALUE
PRINTING, PUBLISHING & ALLIED INDUSTRIES - 0.18%
$       520,000    CBS CORPORATION                                                       7.88%        07/30/2030    $       598,421
                                                                                                                    ---------------

RAILROAD TRANSPORTATION - 3.02%
      1,240,000    BURLINGTON NORTHERN SANTA FE CORPORATION                              8.13         04/15/2020          1,535,682
      3,842,000    NORFOLK SOUTHERN CORPORATION                                          5.64         05/17/2029          3,830,720
      4,480,000    UNION PACIFIC CORPORATION                                             5.75         10/15/2007          4,520,015
                                                                                                                          9,886,417
                                                                                                                    ---------------

REAL ESTATE - 3.31%
      1,255,000    EOP OPERATING LIMITED PARTNERSHIP                                     6.75         02/15/2012          1,321,447
      2,785,000    EQUITY ONE INCORPORATED                                               3.88         04/15/2009          2,630,385
      2,075,000    ERP OPERATING LIMITED PARTNERSHIP<<                                   6.95         03/02/2011          2,216,071
      2,660,000    HRPT PROPERTIES TRUST                                                 5.75         02/15/2014          2,644,314
      1,880,000    LIBERTY PROPERTY LIMITED PARTNERSHIP                                  7.25         03/15/2011          2,020,466

                                                                                                                         10,832,683
                                                                                                                    ---------------

REAL ESTATE INVESTMENT TRUSTS (REITS) - 1.60%
      1,650,000    ARCHSTONE-SMITH OPERATIONS TRUST                                      5.25         12/01/2010          1,638,039
      1,500,000    ISTAR FINANCIAL INCORPORATED                                          5.80         03/15/2011          1,512,912
      2,155,000    SIMON PROPERTY GROUP LIMITED PARTNERSHIP                              5.10         06/15/2015          2,081,213

                                                                                                                          5,232,164
                                                                                                                    ---------------

SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 5.97%
      2,000,000    CITIGROUP INCORPORATED<<                                              4.63         08/03/2010          1,958,160
      6,000,000    GOLDMAN SACHS GROUP INCORPORATED                                      4.50         06/15/2010          5,828,562
      3,000,000    LEHMAN BROTHERS HOLDINGS<<                                            4.50         07/26/2010          2,915,346
      4,000,000    MERRILL LYNCH & COMPANY                                               4.79         08/04/2010          3,917,600
      5,000,000    MORGAN STANLEY                                                        5.05         01/21/2011          4,947,945

                                                                                                                         19,567,613
                                                                                                                    ---------------

TOBACCO PRODUCTS - 0.79%
      2,480,000    ALTRIA GROUP INCORPORATED                                             7.65         07/01/2008          2,597,817
                                                                                                                    ---------------

TRANSPORTATION BY AIR - 0.88%
      2,437,000    RAYTHEON COMPANY                                                      7.20         08/15/2027          2,876,267
                                                                                                                    ---------------

TRANSPORTATION EQUIPMENT - 2.02%
      3,575,000    DAIMLERCHRYSLER NA HOLDING CORPORATION                                6.50         11/15/2013          3,695,263
      1,265,000    GOODRICH CORPORATION                                                  7.50         04/15/2008          1,317,356
      1,615,000    JOHNSON CONTROLS INCORPORATED                                         5.25         01/15/2011          1,603,291

                                                                                                                          6,615,910
                                                                                                                    ---------------

WHOLESALE TRADE NON-DURABLE GOODS - 0.54%
      1,820,000    AVNET INCORPORATION                                                   6.00         09/01/2015          1,777,616
                                                                                                                    ---------------

WHOLESALE TRADE-DURABLE GOODS - 0.62%
      2,010,000    HUGHES SUPPLY INCORPORATED                                            5.50         10/15/2014          2,033,234
                                                                                                                    ---------------

TOTAL CORPORATE BONDS & NOTES (COST $257,462,551)                                                                       257,490,477
                                                                                                                    ---------------

FOREIGN CORPORATE BONDS - 10.48%
      2,270,000    AMERICA MOVIL SA DE CV                                                5.50         03/01/2014          2,241,591
      2,230,000    BRITISH TELECOM PLC                                                   8.88         12/15/2030          2,946,189
      1,095,000    BSKYB FINANCE UK PLC+                                                 5.63         10/15/2015          1,080,393
      1,520,000    BURLINGTON RESOURCES FINANCIAL                                        7.20         08/15/2031          1,864,429
      1,715,000    CODELCO INCORPORATED--<<                                              5.63         09/21/2035          1,714,448

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INCOME FUNDS

                       PORTFOLIO OF INVESTMENTS -- FEBRUARY 28, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

CORPORATE BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL          SECURITY NAME                                                    INTEREST RATE   MATURITY DATE        VALUE
FOREIGN CORPORATE BONDS (CONTINUED)
$     1,530,000    DEUTSCHE TELEKOM INTERNATIONAL FINANCE BV                             8.25%        06/15/2030    $     1,923,755
      1,920,000    ENCANA CORPORATION                                                    6.50         08/15/2034          2,144,584
      2,180,000    GRUPO TELEVISA SA                                                     6.63         03/18/2025          2,256,136
      2,460,000    HUTCHISON WHAMPOA INTERNATIONAL LIMITED--                             6.25         01/24/2014          2,556,407
      1,745,000    PCCW-HKT CAPITAL #3 LIMITED--                                         5.25         07/20/2015          1,658,388
      2,750,000    ROGERS WIRELESS INCORPORATED                                          6.38         03/01/2014          2,777,500
      1,000,000    SUMITOMO MITSUI BANKING--+/-                                          5.63         07/29/2049            988,144
      2,590,000    TELECOM ITALIA CAPITAL                                                4.00         01/15/2010          2,450,060
      2,000,000    TELECOM ITALIA CAPITAL                                                5.25         10/01/2015          1,910,454
      2,595,000    UFJ FINANCE ARUBA AEC                                                 6.75         07/15/2013          2,794,784
      2,750,000    WESTERN POWER DISTRIBUTION HOLDINGS LIMITED--                         7.38         12/15/2028          3,031,152

TOTAL FOREIGN CORPORATE BONDS@ (COST $33,428,487)                                                                        34,338,414
                                                                                                                    ---------------

FOREIGN CORPORATE BONDS - 2.95%
      2,395,000    CONTROLADORA COMERCIAL MEXICANA                                       6.63         06/01/2015          2,452,485
      4,580,000    UNITED MEXICAN STATES                                                 7.50         01/14/2012          5,054,030
      1,920,000    UNITED MEXICAN STATES SERIES MTNA<<                                   6.75         09/27/2034          2,145,600

TOTAL FOREIGN CORPORATE BONDS@ (COST $9,003,291)                                                                          9,652,115
                                                                                                                    ---------------

MUNICIPAL BONDS & NOTES - 0.68%

IOWA - 0.15%
        470,000    TOBACCO SETTLEMENT AUTHORITY OF IOWA SERIES A (EXCISE TAX
                   REVENUE LOC)                                                          6.79         06/01/2010            486,417
                                                                                                                    ---------------

LOUISIANA - 0.53%
      1,751,436    TOBACCO SETTLEMENT FINANCING CORPORATION LA SERIES 2001A
                   (OTHER REVENUE LOC)                                                   6.36         05/15/2025          1,758,267
                                                                                                                    ---------------

TOTAL MUNICIPAL BONDS & NOTES (COST $2,202,513)                                                                           2,244,684
                                                                                                                    ---------------

US TREASURY SECURITIES - 5.21%

US TREASURY BILLS - 0.06%
        210,000    US TREASURY BILL^#                                                    4.34         04/27/2006            208,542
                                                                                                                    ---------------

US TREASURY BONDS - 3.85%
        588,000    US TREASURY BOND<<                                                    8.13         08/15/2021            806,685
      7,850,000    US TREASURY BOND<<                                                    6.25         05/15/2030          9,669,913
      1,920,000    US TREASURY BOND<<                                                    5.38         02/15/2031          2,137,275

                                                                                                                         12,613,873
                                                                                                                    ---------------

US TREASURY NOTES - 1.30%
      1,020,000    US TREASURY NOTE                                                      4.25         01/15/2011          1,004,382
        594,000    US TREASURY NOTE<<                                                    4.38         08/15/2012            586,204
      1,785,000    US TREASURY NOTE<<                                                    4.50         11/15/2015          1,772,169
        895,000    US TREASURY NOTE                                                      4.50         02/15/2016            891,644

                                                                                                                          4,254,399
                                                                                                                    ---------------

TOTAL US TREASURY SECURITIES (COST $16,893,868)                                                                          17,076,814
                                                                                                                    ---------------

COLLATERAL FOR SECURITIES LENDING - 10.14%
                                                                                                                    ---------------
SHARES

COLLATERAL INVESTED IN MONEY MARKET FUNDS - 0.00%
          9,208    SCUDDER DAILY ASSETS MONEY MARKET FUND                                                                     9,208

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INCOME FUNDS

                       PORTFOLIO OF INVESTMENTS -- FEBRUARY 28, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

CORPORATE BOND FUND
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
COLLATERAL INVESTED IN MONEY MARKET FUNDS (CONTINUED)
             57    SHORT TERM INVESTMENT COMPANY MONEY MARKET FUND                                                  $            57

                                                                                                                              9,265
                                                                                                                    ---------------

PRINCIPAL                                                                           INTEREST RATE   MATURITY DATE
COLLATERAL INVESTED IN OTHER ASSETS - 10.14%
$        26,669    ABBEY NATIONAL TREASURY SERVICE+/-                                    4.69%        01/16/2007             26,699
        395,729    AMERICAN EXPRESS BANK FSB+/-                                          4.54         01/26/2007            395,666
         18,496    AMERICAN EXPRESS CREDIT CORPORATION+/-                                4.74         05/16/2006             18,505
        249,482    AMERICAN GENERAL FINANCE CORPORATION+/-                               4.60         03/15/2007            249,581
        301,606    AMSTEL FUNDING CORPORATION                                            4.39         03/28/2006            300,584
        430,141    AQUIFER FUNDING LIMITED                                               4.55         03/06/2006            429,874
        430,141    AQUIFER FUNDING LIMITED                                               4.55         03/07/2006            429,818
         77,374    AQUINAS FUNDING LLC                                                   4.56         03/23/2006             77,160
          7,321    AQUINAS FUNDING LLC                                                   4.77         05/15/2006              7,249
         21,507    ATLANTIS ONE FUNDING CORPORATION                                      4.55         03/09/2006             21,486
         43,014    ATLAS CAPITAL FUNDING LIMITED                                         4.40         03/09/2006             42,971
        105,101    ATLAS CAPITAL FUNDING LIMITED                                         4.62         05/17/2006            104,046
        242,866    ATOMIUM FUNDING CORPORATION                                           4.46         03/17/2006            242,380
        275,290    ATOMIUM FUNDING CORPORATION                                           4.54         03/20/2006            274,635
      2,924,957    BEAR STEARNS & COMPANY REPURCHASE AGREEMENT
                   (MATURITY VALUE $2,925,332)                                           4.61         03/01/2006          2,924,957
        860,282    BEAR STEARNS & COMPANY REPURCHASE AGREEMENT
                   (MATURITY VALUE $860,392)                                             4.61         03/01/2006            860,281
         32,338    BETA FINANCE INCORPORATED SERIES MTN+/-                               4.64         06/02/2006             32,345
      3,406,715    BNP PARIBAS REPURCHASE AGREEMENT
                   (MATURITY VALUE $3,407,151)                                           4.61         03/01/2006          3,406,715
        524,539    BUCKINGHAM CDO II LLC                                                 4.55         03/03/2006            524,408
        266,687    BUCKINGHAM CDO II LLC                                                 4.59         03/24/2006            265,917
        858,131    BUCKINGHAM CDO II LLC                                                 4.58         03/29/2006            855,110
        774,253    BUCKINGHAM CDO LLC                                                    4.55         03/03/2006            774,060
        188,987    BUCKINGHAM CDO LLC                                                    4.55         03/07/2006            188,845
         97,857    BUCKINGHAM CDO LLC                                                    4.55         03/08/2006             97,772
        172,056    BUCKINGHAM CDO LLC                                                    4.56         03/20/2006            171,647
        215,070    BUCKINGHAM CDO LLC                                                    4.59         03/30/2006            214,288
        344,113    CAIRN HIGH GRADE FUNDING I                                            4.54         03/02/2006            344,068
        172,056    CAIRN HIGH GRADE FUNDING I                                            4.56         03/16/2006            171,733
        154,851    CAIRN HIGH GRADE FUNDING I                                            4.56         03/21/2006            154,462
        215,070    CAIRN HIGH GRADE FUNDING I                                            4.56         03/23/2006            214,477
        189,262    CAIRN HIGH GRADE FUNDING I                                            4.56         03/24/2006            188,715
        167,755    CAIRN HIGH GRADE FUNDING I                                            4.59         03/31/2006            167,122
         17,206    CC USA INCORPORATED+/-                                                4.56         07/14/2006             17,206
         24,630    CEDAR SPRINGS CAPITAL COMPANY LLC                                     4.48         03/07/2006             24,611
         51,858    CEDAR SPRINGS CAPITAL COMPANY LLC                                     4.48         03/10/2006             51,799
          2,306    CEDAR SPRINGS CAPITAL COMPANY LLC                                     4.46         03/13/2006              2,302
         78,346    CEDAR SPRINGS CAPITAL COMPANY LLC                                     4.56         03/14/2006             78,218
         86,028    CEDAR SPRINGS CAPITAL COMPANY LLC                                     4.48         03/22/2006             85,802
          8,663    CEDAR SPRINGS CAPITAL COMPANY LLC                                     4.57         03/23/2006              8,639
        111,372    CEDAR SPRINGS CAPITAL COMPANY LLC                                     4.54         04/10/2006            110,805
        258,084    CEDAR SPRINGS CAPITAL COMPANY LLC                                     4.57         04/19/2006            256,461
        261,044    CEDAR SPRINGS CAPITAL COMPANY LLC                                     4.71         05/08/2006            258,731
        102,528    CEDAR SPRINGS CAPITAL COMPANY LLC                                     4.73         05/12/2006            101,567
         43,014    CITIGROUP INCORPORATED+/-                                             4.62         03/20/2006             43,011
         14,341    CLIPPER RECEIVABLES CORPORATION                                       4.57         03/20/2006             14,307
         60,220    CONCORD MINUTEMEN CAPITAL COMPANY SERIES A                            4.60         04/05/2006             59,952
        317,126    CONCORD MINUTEMEN CAPITAL COMPANY SERIES B+/-                         4.55         03/06/2006            317,126
        546,279    CONCORD MINUTEMEN CAPITAL COMPANY SERIES B+/-                         4.55         03/15/2006            546,279
        387,127    CONCORD MINUTEMEN CAPITAL COMPANY SERIES B+/-                         4.55         03/08/2007            387,127
        511,033    CORPORATE ASSET SECURITIZATION AUSTRALIA LIMITED                      4.55         03/09/2006            510,522
        208,188    CORPORATE ASSET SECURITIZATION AUSTRALIA LIMITED                      4.56         03/13/2006            207,876
        134,884    CORPORATE ASSET SECURITIZATION AUSTRALIA LIMITED                      4.46         03/15/2006            134,647
        515,739    CORPORATE ASSET SECURITIZATION AUSTRALIA LIMITED                      4.56         03/21/2006            514,444

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INCOME FUNDS

                       PORTFOLIO OF INVESTMENTS -- FEBRUARY 28, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

CORPORATE BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL          SECURITY NAME                                                    INTEREST RATE   MATURITY DATE        VALUE
COLLATERAL INVESTED IN OTHER ASSETS (CONTINUED)
$         3,871    CREDIT SUISSE FIRST BOSTON+/-                                         4.52%        03/21/2006    $         3,871
         23,658    CREDIT SUISSE FIRST BOSTON+/-                                         4.77         06/19/2006             23,678
        378,524    CREDIT SUISSE FIRST BOSTON NEW YORK SERIES YCD1+/-                    4.61         05/04/2006            378,172
         13,438    CULLINAN FINANCE CORPORATION                                          4.75         05/11/2006             13,313
        203,999    DEER VALLEY FUNDING LLC                                               4.54         03/03/2006            203,948
         43,358    DEER VALLEY FUNDING LLC                                               4.51         03/20/2006             43,255
        773,660    DEER VALLEY FUNDING LLC                                               4.58         03/23/2006            771,524
        101,384    EIFFEL FUNDING LLC                                                    4.56         03/10/2006            101,270
        129,042    EIFFEL FUNDING LLC                                                    4.48         03/27/2006            128,622
         11,141    EIFFEL FUNDING LLC                                                    4.58         03/28/2006             11,103
         57,854    EUREKA SECURITIZATION INCORPORATED                                    4.48         03/09/2006             57,796
        117,428    FIVE FINANCE INCORPORATED                                             4.57         03/27/2006            117,046
         30,110    FIVE FINANCE INCORPORATED                                             4.57         03/28/2006             30,008
         43,289    FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION                        4.33         03/16/2006             43,208
          8,603    GALAXY FUNDING INCORPORATED                                           4.56         03/21/2006              8,581
         18,969    GEMINI SECURITIZATION INCORPORATED                                    4.41         03/10/2006             18,948
          8,603    GENERAL ELECTRIC CAPITAL+/-                                           4.52         03/29/2006              8,601
        198,080    GENERAL ELECTRIC CAPITAL ASSURANCE COMPANY+/-                         4.91         05/12/2006            198,155
        137,645    GENERAL ELECTRIC CAPITAL ASSURANCE COMPANY+/-                         4.65         06/16/2006            137,645
        103,320    GENERAL ELECTRIC CAPITAL ASSURANCE COMPANY+/-                         4.62         09/18/2006            103,418
         38,575    GEORGE STREET FINANCE LLC                                             4.43         03/13/2006             38,517
        438,744    GOLDMAN SACHS GROUP INCORPORATED+/-                                   4.66         06/30/2006            438,744
        215,070    GOLDMAN SACHS GROUP INCORPORATED+/-                                   4.71         08/16/2006            215,070
         13,980    GOLDMAN SACHS GROUP INCORPORATED+/-                                   4.94         08/18/2006             13,995
          7,175    GRAMPIAN FUNDING LIMITED                                              4.44         04/11/2006              7,137
         62,801    HBOS TREASURY SERVICES PLC+/-                                         4.55         06/30/2006             62,808
         21,894    ING AMERICA INSURANCE HOLDINGS INCORPORATED                           4.58         03/14/2006             21,858
        722,636    ING USA ANNUITY & LIFE INSURANCE+/-                                   4.72         06/06/2006            722,636
        215,070    IRISH LIFE & PERMANENT                                                4.46         03/28/2006            214,341
          6,633    JUPITER SECURITIZATION CORPORATION                                    4.57         03/20/2006              6,617
         18,496    K2 (USA) LLC                                                          4.46         04/20/2006             18,377
         43,109    K2 (USA) LLC SERIES MTN+/-                                            4.63         07/24/2006             43,121
        550,580    KAUPTHING BANK HF SERIES MTN                                          4.63         03/20/2007            550,558
        232,276    KLIO FUNDING CORPORATION                                              4.57         03/23/2006            231,635
        218,133    KLIO II FUNDING CORPORATION                                           4.56         03/17/2006            217,697
        430,141    KLIO II FUNDING CORPORATION                                           4.59         03/27/2006            428,738
        356,819    KLIO III FUNDING CORPORATION                                          4.46         03/20/2006            355,970
        390,800    KLIO III FUNDING CORPORATION                                          4.56         03/23/2006            389,721
        122,272    KLIO III FUNDING CORPORATION                                          4.49         04/05/2006            121,728
        180,659    LEHMAN BROTHERS HOLDINGS INCORPORATED+/-                              4.61         03/16/2006            180,659
         17,206    LEHMAN BROTHERS HOLDINGS INCORPORATED SERIES MTNG+/-                  4.59         06/02/2006             17,208
        494,034    LEXINGTON PARKER CAPITAL CORPORATION                                  4.54         03/06/2006            493,728
         20,810    LEXINGTON PARKER CAPITAL CORPORATION                                  4.49         03/14/2006             20,776
          9,437    LEXINGTON PARKER CAPITAL CORPORATION                                  4.45         04/18/2006              9,379
        337,093    LEXINGTON PARKER CAPITAL CORPORATION                                  4.71         05/10/2006            334,018
        645,211    LIBERTY LIGHT US CAPITAL SERIES MTN+/-                                4.57         05/26/2006            645,289
         15,958    LIBERTY STREET FUNDING CORPORATION                                    4.57         03/16/2006             15,928
        107,767    LINKS FINANCE LLC SERIES MTN+/-                                       4.56         03/15/2006            107,765
        301,099    LIQUID FUNDING LIMITED+/-                                             4.55         03/03/2006            301,099
        172,056    LIQUID FUNDING LIMITED                                                4.56         03/06/2006            171,950
        133,344    LIQUID FUNDING LIMITED                                                4.57         03/10/2006            133,193
        296,797    LIQUID FUNDING LIMITED                                                4.49         04/04/2006            295,512
        232,276    LIQUID FUNDING LIMITED+/-                                             4.55         08/14/2006            232,276
          8,603    MERRILL LYNCH & COMPANY+/-                                            4.88         04/18/2006              8,603
         47,315    MERRILL LYNCH & COMPANY+/-                                            4.69         06/06/2006             47,351
         10,246    MONT BLANC CAPITAL CORPORATION                                        4.48         04/10/2006             10,194
         15,485    MORGAN STANLEY+/-                                                     4.80         03/27/2006             15,485
        602,197    MORGAN STANLEY+/-                                                     4.63         10/10/2006            602,197
        430,141    MORGAN STANLEY+/-                                                     4.63         10/30/2006            430,141
        132,268    MORGAN STANLEY SERIES EXL+/-                                          4.60         08/13/2010            132,304
         39,496    NIEUW AMSTERDAM RECEIVABLES CORPORATION                               4.55         03/01/2006             39,496
         15,735    NIEUW AMSTERDAM RECEIVABLES CORPORATION                               4.55         03/09/2006             15,719
         17,171    NIEUW AMSTERDAM RECEIVABLES CORPORATION                               4.60         04/06/2006             17,093

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INCOME FUNDS

                       PORTFOLIO OF INVESTMENTS -- FEBRUARY 28, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

CORPORATE BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL          SECURITY NAME                                                    INTEREST RATE   MATURITY DATE        VALUE
COLLATERAL INVESTED IN OTHER ASSETS (CONTINUED)
$        22,255    NIEUW AMSTERDAM RECEIVABLES CORPORATION                               4.62%        06/15/2006    $        21,945
          8,603    PERRY GLOBAL FUNDING LIMITED                                          4.56         03/01/2006              8,603
          5,489    PERRY GLOBAL FUNDING LIMITED                                          4.86         06/12/2006              5,414
        232,276    PREMIUM ASSET TRUST SERIES 2001-2+/-                                  4.87         03/28/2006            232,281
        101,057    PRUDENTIAL PLC                                                        4.66         04/10/2006            100,543
         17,206    PRUDENTIAL PLC                                                        4.72         05/08/2006             17,053
        395,342    RACERS TRUST 2004-6-MM+/-                                             4.57         05/22/2006            395,374
         27,228    ROYAL BANK OF SCOTLAND PLC+/-                                         4.79         11/24/2006             27,243
        215,070    ROYAL BANK OF SCOTLAND PLC--+/-                                       4.79         11/24/2006            215,191
          4,301    SCALDIS CAPITAL LIMITED                                               4.32         03/27/2006              4,287
         38,713    SCALDIS CAPITAL LIMITED                                               4.49         04/18/2006             38,474
          5,265    SCALDIS CAPITAL LIMITED                                               4.48         04/21/2006              5,230
        215,070    SEDNA FINANCE INCORPORATED+/-                                         4.43         12/08/2006            215,073
         81,727    SLM CORPORATION+/-                                                    4.79         04/25/2006             81,733
         17,206    SPINTAB (SWEDMORTGAGE) AB                                             4.40         03/06/2006             17,195
          6,452    SWEDBANK (FORENINGS SPARBANKEN)                                       4.47         04/10/2006              6,419
          5,162    TANGO FINANCE CORPORATION                                             4.35         03/09/2006              5,157
        100,223    TANGO FINANCE CORPORATION                                             4.45         04/03/2006             99,802
        107,767    TANGO FINANCE CORPORATION SERIES MTN+/-                               4.63         10/25/2006            107,803
        153,913    THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED                    4.46         03/20/2006            153,547
          6,357    THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED                    4.80         05/15/2006              6,295
        860,282    TRANSAMERICA OCCIDENTAL LIFE INSURANCE+/-                             4.76         07/11/2006            860,281
        165,338    TRAVELERS INSURANCE COMPANY+/-                                        4.64         02/09/2007            165,334
        172,056    UNICREDITO ITALIANO+/-                                                4.46         03/28/2006            172,020
        430,141    UNICREDITO ITALIANO NEW YORK SERIES+/-                                4.47         06/30/2006            430,079
        215,070    UNICREDITO ITALIANO SERIES LIB+/-                                     4.58         03/09/2007            215,042
         17,206    WHISTLEJACKET CAPITAL LIMITED                                         4.56         03/13/2006             17,180
        309,581    WHITE PINE FINANCE LLC                                                4.56         03/13/2006            309,117
         16,328    WHITE PINE FINANCE LLC                                                4.56         03/15/2006             16,300
        263,100    WHITE PINE FINANCE LLC                                                4.57         03/28/2006            262,208
         86,028    WHITE PINE FINANCE LLC                                                4.67         05/17/2006             85,165
        223,673    WHITE PINE FINANCE LLC SERIES MTN1+/-                                 4.57         06/12/2006            223,707

                                                                                                                         33,208,896
                                                                                                                    ---------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $33,218,161)                                                               33,218,161
                                                                                                                    ---------------

SHARES
SHORT-TERM INVESTMENTS - 1.43%
      4,671,375    WELLS FARGO ADVANTAGE MONEY MARKET TRUST~++                                                            4,671,375
                                                                                                                    ---------------

TOTAL SHORT-TERM INVESTMENTS (COST $4,671,375)                                                                            4,671,375
                                                                                                                    ---------------

TOTAL INVESTMENTS IN SECURITIES
(COST $357,470,561)*                         109.49%                                                                $   358,712,887

OTHER ASSETS AND LIABILITIES, NET             (9.49)                                                                    (31,087,181)
                                             ------                                                                 ---------------

TOTAL NET ASSETS                             100.00%                                                                $   327,625,706
                                             ------                                                                 ---------------

-- SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4 (2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

(C) INTEREST-ONLY SECURITIES ENTITLE HOLDERS TO RECEIVE ONLY THE INTEREST PAYMENTS ON THE UNDERLYING MORTGAGES. THE YIELD TO MATURITY OF AN INTEREST-ONLY IS EXTREMELY SENSITIVE TO THE RATE OF PRINCIPAL PAYMENTS ON THE UNDERLYING MORTGAGE ASSETS. A RAPID (SLOW) RATE OF PRINCIPAL REPAYMENTS MAY HAVE ADVERSE (POSITIVE) EFFECT ON YIELD TO MATURITY. THE PRINCIPAL AMOUNT SHOWN IS THE NOTIONAL AMOUNT OF THE UNDERLYING MORTGAGES. INTEREST RATE DISCLOSED REPRESENTS THE YIELD BASED UPON THE ESTIMATED TIMING OF FUTURE CASH FLOWS.

+/-   VARIABLE RATE INVESTMENTS.

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

^     ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

@ FOREIGN BOND PRINCIPAL IS DENOMINATED IN US DOLLARS EXCEPT AS INDICATED PARENTHETICALLY.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INCOME FUNDS

                       PORTFOLIO OF INVESTMENTS -- FEBRUARY 28, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

CORPORATE BOND FUND
--------------------------------------------------------------------------------

#     SECURITY PLEDGED AS COLLATERAL FOR FUTURES TRANSACTIONS.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

++    SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $4,671,375.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INCOME FUNDS

                       PORTFOLIO OF INVESTMENTS -- FEBRUARY 28, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

GOVERNMENT SECURITIES FUND
--------------------------------------------------------------------------------

PRINCIPAL          SECURITY NAME                                                    INTEREST RATE   MATURITY DATE        VALUE
AGENCY NOTES - INTEREST BEARING - 2.60%
$    15,000,000    FHLMC<<                                                               4.75%        05/06/2013    $    14,438,535
     15,385,000    FNMA<<                                                                5.25         06/15/2006         15,400,816

TOTAL AGENCY NOTES - INTEREST BEARING (COST $30,505,471)                                                                 29,839,351
                                                                                                                    ---------------
AGENCY SECURITIES - 45.57%

FEDERAL HOME LOAN MORTGAGE CORPORATION - 8.28%
         50,275    FHLMC #160053                                                         8.00         07/01/2008             51,443
             19    FHLMC #170046                                                        14.50         03/01/2011                 21
            169    FHLMC #170053                                                        14.75         08/01/2011                189
          5,561    FHLMC #170053                                                        15.00         08/01/2011              6,233
            335    FHLMC #170069                                                        14.00         11/01/2012                382
         95,549    FHLMC #170215                                                         8.00         02/01/2017            101,868
        114,324    FHLMC #170235                                                        10.50         08/01/2019            128,436
          1,078    FHLMC #181072                                                        14.50         12/01/2011              1,206
         62,793    FHLMC #181626                                                         8.50         07/01/2007             63,822
         28,706    FHLMC #182079                                                         8.00         02/01/2010             29,815
         30,438    FHLMC #182104                                                         8.00         12/01/2010             31,614
         53,307    FHLMC #1B0123+/-                                                      6.02         09/01/2031             54,542
         63,881    FHLMC #1B0128+/-                                                      6.18         09/01/2031             64,895
      2,470,099    FHLMC #1B0129+/-                                                      6.03         09/01/2031          2,518,693
            915    FHLMC #260694                                                         8.00         04/01/2009                914
        212,135    FHLMC #272877                                                         8.00         08/01/2009            217,060
        142,910    FHLMC #279063                                                         9.00         08/01/2009            147,770
        191,186    FHLMC #552435                                                        10.50         08/01/2020            217,018
            999    FHLMC #555108                                                         7.25         07/01/2008              1,001
         69,324    FHLMC #555158                                                         8.50         05/01/2016             71,132
        899,232    FHLMC #555503                                                         9.00         04/01/2021            964,824
        360,944    FHLMC #555515                                                         8.50         10/01/2013            366,859
      1,277,863    FHLMC #611023+/-                                                      5.56         10/01/2026          1,306,628
        285,536    FHLMC #786210+/-                                                      6.38         01/01/2026            283,699
      3,905,321    FHLMC #786823+/-                                                      6.04         07/01/2029          4,098,144
      1,509,482    FHLMC #789483+/-                                                      5.64         06/01/2032          1,547,402
        316,415    FHLMC #865496+/-                                                      5.52         05/01/2026            319,924
        209,937    FHLMC #884009                                                        10.50         05/01/2020            239,778
         69,207    FHLMC #A01434                                                         9.00         06/01/2016             73,207
        387,409    FHLMC #A01562                                                         9.00         11/01/2018            414,961
        263,215    FHLMC #A01607                                                         8.50         06/01/2011            268,722
        251,400    FHLMC #A01620                                                         9.00         04/01/2017            269,280
        260,537    FHLMC #A01860                                                         8.50         06/01/2017            265,460
      2,924,937    FHLMC #E79794                                                         7.00         10/01/2014          3,017,740
        442,433    FHLMC #G00319                                                         9.50         04/01/2025            488,697
        586,351    FHLMC #G01236                                                        10.00         10/01/2021            637,737
     16,072,144    FHLMC #G08102<<                                                       6.50         12/01/2035         16,446,472
            676    FHLMC #G10444                                                         9.50         04/01/2007                676
        100,170    FHLMC #G10783                                                         8.50         06/01/2012            104,711
      1,249,654    FHLMC #G11136                                                         6.50         05/01/2011          1,270,767
        719,539    FHLMC #G11200<<                                                       8.00         01/01/2012            751,423
     11,213,621    FHLMC #G11209                                                         7.50         12/01/2011         11,634,965
      4,112,833    FHLMC #G11345<<                                                       7.50         12/01/2011          4,255,292
      6,532,646    FHLMC #G11368                                                         7.50         12/01/2012          6,795,366
     16,681,810    FHLMC #G18005<<                                                       5.00         08/01/2019         16,475,686
      2,265,178    FHLMC #G80106                                                        10.00         08/17/2022          2,543,973
      3,843,827    FHLMC #G80116<<                                                      10.00         02/17/2025          4,212,824
      4,869,249    FHLMC #G80193<<                                                       9.50         09/17/2022          5,319,379
        865,208    FHLMC #G90023                                                         7.00         11/17/2013            892,057
         67,372    FHLMC #N70012                                                        10.50         08/01/2020             76,030
      5,751,419    FHLMC #W20001                                                         7.26         06/01/2006          5,866,448

                                                                                                                         94,917,185
                                                                                                                    ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INCOME FUNDS

                       PORTFOLIO OF INVESTMENTS -- FEBRUARY 28, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

GOVERNMENT SECURITIES FUND
--------------------------------------------------------------------------------

PRINCIPAL          SECURITY NAME                                                    INTEREST RATE   MATURITY DATE        VALUE
FEDERAL NATIONAL MORTGAGE ASSOCIATION - 34.74%
$    20,000,000    FNMA<<                                                                6.00%        05/15/2011    $    20,931,000
        393,210    FNMA #100042                                                         11.00         10/15/2020            432,348
        543,947    FNMA #100285                                                          9.50         12/15/2020            607,491
        914,088    FNMA #103102+/-                                                       4.36         03/01/2018            910,795
          1,106    FNMA #1376                                                           15.50         10/01/2012              1,260
        525,582    FNMA #190180                                                          9.00         07/01/2021            570,306
        233,740    FNMA #303548                                                          8.50         02/01/2012            237,842
      1,019,505    FNMA #313419                                                          8.50         12/01/2026          1,111,228
        395,140    FNMA #323013                                                          9.00         10/01/2021            437,799
      1,794,196    FNMA #323284                                                          8.50         05/01/2017          1,918,090
      9,636,625    FNMA #323756                                                          6.20         05/01/2009          9,784,863
        275,800    FNMA #323859                                                          5.00         07/01/2006            274,981
            128    FNMA #3260                                                           13.25         04/01/2012                134
         41,228    FNMA #364215                                                          7.50         07/01/2015             41,981
          9,735    FNMA #364217                                                          7.00         09/01/2015              9,869
      3,834,827    FNMA #368034<<                                                        8.00         11/01/2026          4,162,279
      6,444,669    FNMA #398800                                                          8.00         06/01/2012          6,797,496
        472,307    FNMA #398805                                                          8.50         11/01/2011            494,259
        321,493    FNMA #426843                                                         11.00         02/01/2019            354,365
        341,674    FNMA #439935                                                          8.00         04/01/2017            360,141
      1,787,585    FNMA #457277+/-                                                       6.30         10/01/2027          1,775,599
        637,991    FNMA #458018                                                         12.00         07/15/2014            737,386
      1,135,910    FNMA #487758                                                          8.50         05/01/2026          1,236,861
        396,305    FNMA #487759                                                          9.50         07/01/2028            440,451
        482,141    FNMA #516051                                                          9.50         01/01/2021            531,852
         83,620    FNMA #52                                                              8.50         07/01/2010             84,085
        552,434    FNMA #535537                                                          9.00         07/01/2028            601,506
      1,762,813    FNMA #535573                                                          8.00         11/01/2013          1,831,963
        948,639    FNMA #535752                                                         10.00         12/01/2020          1,065,572
      2,181,890    FNMA #538435+/-                                                       5.71         07/01/2026          2,238,945
         58,051    FNMA #545016                                                          9.00         11/01/2012             59,867
        366,763    FNMA #545117+/-                                                       6.00         12/01/2040            375,033
      2,787,966    FNMA #545187+/-                                                       5.90         09/01/2031          2,798,748
      1,080,828    FNMA #545208+/-                                                       5.80         09/01/2031          1,116,564
      2,228,449    FNMA #545460<<+/-                                                     5.81         11/01/2031          2,298,156
      3,615,747    FNMA #54844+/-                                                        4.34         09/01/2027          3,612,629
      2,490,594    FNMA #555161                                                          6.00         12/01/2013          2,537,599
     11,912,167    FNMA #555569<<                                                        6.00         05/01/2016         12,141,342
         88,367    FNMA #62895                                                           8.75         01/01/2010             92,196
      1,710,665    FNMA #635726+/-                                                       5.52         04/01/2032          1,711,383
        959,337    FNMA #646643<<+/-                                                     5.94         06/01/2032            981,458
      2,773,134    FNMA #66414+/-                                                        4.91         09/01/2028          2,770,510
      4,217,507    FNMA #675479+/-                                                       6.50         01/01/2033          4,329,525
      1,550,991    FNMA #675491+/-                                                       6.60         04/01/2033          1,598,286
        290,582    FNMA #695514                                                          8.50         10/01/2026            313,474
      1,102,466    FNMA #695519                                                          8.50         11/01/2026          1,227,270
      2,030,817    FNMA #724438                                                          8.50         06/01/2027          2,191,523
      5,866,849    FNMA #724658<<+/-                                                     4.95         07/01/2033          6,210,641
     35,991,668    FNMA #725249<<                                                        5.00         03/01/2034         35,097,186
      8,559,958    FNMA #725638<<                                                        5.00         12/01/2018          8,462,209
     65,514,315    FNMA #735062<<                                                        5.50         08/01/2033         65,050,265
     16,661,915    FNMA #735613<<                                                        6.00         02/01/2035         16,851,029
     22,008,870    FNMA #739503<<                                                        5.50         09/01/2033         21,852,977
     20,503,929    FNMA #740227<<                                                        5.50         09/01/2033         20,358,696
      9,976,766    FNMA #826297<<                                                        5.50         07/01/2020         10,025,631
      2,945,016    FNMA #828434<<                                                        5.50         06/01/2020          2,959,441
     34,150,000    FNMA TBA%%                                                            5.00         03/01/2020         33,691,092
     65,000,000    FNMA TBA%%                                                            4.50         03/15/2021         63,131,250
     14,415,000    FNMA TBA%%                                                            6.00         03/01/2036         14,545,629

                                                                                                                        398,374,356
                                                                                                                    ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INCOME FUNDS

                       PORTFOLIO OF INVESTMENTS -- FEBRUARY 28, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

GOVERNMENT SECURITIES FUND
--------------------------------------------------------------------------------

PRINCIPAL          SECURITY NAME                                                    INTEREST RATE   MATURITY DATE        VALUE
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 2.52%
$         8,634    GNMA #126600                                                         13.00%        11/15/2014    $         9,826
          6,604    GNMA #201                                                            14.00         09/20/2014              7,434
          4,327    GNMA #45629                                                          13.00         02/15/2011              4,916
          1,800    GNMA #52207                                                          15.00         06/15/2012              2,050
         11,765    GNMA #52538                                                          15.00         07/15/2012             13,396
             56    GNMA #56900                                                          15.00         07/15/2012                 62
          3,152    GNMA #57979                                                          13.50         10/15/2012              3,523
         14,642    GNMA #780051                                                          9.00         12/15/2009             14,670
        777,312    GNMA #780104                                                          9.50         10/20/2019            850,239
        453,663    GNMA #780110                                                         12.50         04/15/2019            517,994
          7,114    GNMA #780182                                                          9.00         01/15/2008              7,128
      2,803,608    GNMA #780288                                                          8.00         12/15/2023          3,042,217
          8,287    GNMA #780416                                                          9.00         12/15/2006              8,303
        947,288    GNMA #780763<<                                                        7.50         12/15/2010            976,117
      2,178,538    GNMA #780867                                                          8.35         04/15/2020          2,362,112
      1,332,145    GNMA #780980                                                          8.40         05/15/2020          1,467,446
      1,027,225    GNMA #8678+/-                                                         4.75         08/20/2020          1,033,571
        660,980    GNMA #8714+/-                                                         5.13         11/20/2020            666,788
          4,284    GNMA #95643                                                          15.00         09/15/2012              4,865
     18,462,497    GNMA SERIES 2006-3 CLASS A                                            4.21         01/16/2028         17,932,732

                                                                                                                         28,925,389
                                                                                                                    ---------------

SMALL BUSINESS ADMINISTRATION - 0.03%
      4,495,764    SBA #440019(C)--                                                      2.50         02/28/2018            186,124
      5,264,680    SBA SERIES 1992-6 CLASS A(C)--                                        2.14         10/15/2017            217,958

                                                                                                                            404,082
                                                                                                                    ---------------

TOTAL AGENCY SECURITIES (COST $527,128,329)                                                                            522,621,012
                                                                                                                    ---------------

ASSET BACKED SECURITIES - 1.57%
      1,084,840    FHLMC STRUCTURED PASS-THROUGH SECURITIES SERIES T-15
                   CLASS A6+/-                                                           4.96         11/25/2028          1,089,692
      4,023,571    FHLMC STRUCTURED PASS-THROUGH SECURITIES SERIES T-23
                   CLASS A+/-                                                            4.81         05/25/2030          4,024,055
      2,244,785    FHLMC STRUCTURED PASS-THROUGH SECURITIES SERIES T-35 CLASS A+/-       4.86         09/25/2031          2,245,055
        931,773    FNMA GRANTOR TRUST SERIES 2002-T5 CLASS A1+/-                         4.70         05/25/2032            932,152
        730,428    FNMA GRANTOR TRUST SERIES 2003-T2 CLASS A1+/-                         4.72         03/25/2033            730,567
      8,910,859    FNMA GRANTOR TRUST SERIES 2004-T6 CLASS 1AV1+/-                       4.73         01/25/2035          8,919,514

TOTAL ASSET BACKED SECURITIES (COST $17,926,255)                                                                         17,941,035
                                                                                                                    ---------------

COLLATERALIZED MORTGAGE OBLIGATIONS - 27.83%
      9,642,250    BANC OF AMERICA ALTERNATIVE LOAN TRUST SERIES 2005-10 CLASS 6A1       5.50         11/25/2020          9,633,215
     13,179,679    BANC OF AMERICA ALTERNATIVE LOAN TRUST SERIES 2005-5 CLASS 3CB1       6.00         06/25/2035         13,186,121
      4,016,974    COUNTRYWIDE ALTERNATIVE LOAN TRUST SERIES J8 CLASS 4A1                6.00         02/25/2017          4,039,109
        378,808    FEDERAL AGRICULTURAL MORTGAGE CORPORATION SERIES GS-1001
                   CLASS 1+/-                                                            7.02         01/25/2008            378,808
        312,857    FEDERAL AGRICULTURAL MORTGAGE CORPORATION SERIES GS-1002
                   CLASS 1+/-                                                            6.71         07/25/2008            312,857
      1,976,407    FHA INSURED PROJECT LOAN #956--                                       2.93         11/01/2012          1,936,879
      1,628,645    FHLMC SERIES 1582 CLASS A+/-                                          5.00         09/15/2008          1,622,350
        129,025    FHLMC SERIES 16 CLASS D                                              10.00         10/15/2019            128,804
      4,045,323    FHLMC STRUCTURED PASS-THROUGH SECURITIES SERIES T-42 CLASS A6         9.50         02/25/2042          4,334,096
      7,564,801    FHLMC STRUCTURED PASS-THROUGH SECURITIES SERIES T-55 CLASS
                   1A1B                                                                  6.50         03/25/2043          7,612,238
      3,175,393    FHLMC STRUCTURED PASS-THROUGH SECURITIES SERIES T-55 CLASS
                   2A1+/-                                                                5.08         03/25/2043          3,283,224
     12,250,345    FHLMC STRUCTURED PASS-THROUGH SECURITIES SERIES T-57 CLASS
                   2A1+/-                                                                4.80         07/25/2043         12,692,280
      4,114,770    FNMA GRANTOR TRUST SERIES 2000-T6 CLASS A2                            9.50         06/25/2030          4,377,543
      8,430,438    FNMA GRANTOR TRUST SERIES 2001-T10 CLASS A3                           9.50         12/25/2041          9,049,674
      2,098,211    FNMA GRANTOR TRUST SERIES 2001-T12 CLASS A3                           9.50         08/25/2041          2,251,891
      5,332,985    FNMA GRANTOR TRUST SERIES 2001-T8 CLASS A3+/-                         5.39         07/25/2041          5,398,934
      5,935,843    FNMA GRANTOR TRUST SERIES 2002-T12 CLASS A5+/-                        4.97         10/25/2041          6,137,088
     16,929,452    FNMA GRANTOR TRUST SERIES 2002-T19 CLASS A1                           6.50         07/25/2042         17,299,002
        335,323    FNMA INTEREST STRIP SERIES 161 CLASS 2(C)                             8.50         07/25/2022             83,857
        954,920    FNMA INTEREST STRIP SERIES 265 CLASS 2                                9.00         03/01/2024          1,001,956

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INCOME FUNDS

                       PORTFOLIO OF INVESTMENTS -- FEBRUARY 28, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

GOVERNMENT SECURITIES FUND
--------------------------------------------------------------------------------

PRINCIPAL          SECURITY NAME                                                    INTEREST RATE   MATURITY DATE        VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
$       229,217    FNMA INTEREST STRIP SERIES B CLASS 1                                  6.00%        05/01/2009    $       229,434
        207,943    FNMA INTEREST STRIP SERIES C CLASS 1                                  6.00         05/01/2009            208,103
        255,190    FNMA INTEREST STRIP SERIES K CLASS 1                                  6.00         11/01/2008            254,437
        427,747    FNMA SERIES 1988-2 CLASS Z                                           10.10         02/25/2018            464,368
        189,341    FNMA SERIES 1988-7 CLASS Z                                            9.25         04/25/2018            200,805
      1,017,687    FNMA SERIES 1989-10 CLASS Z                                           9.50         03/25/2019          1,100,946
        918,965    FNMA SERIES 1989-100 CLASS Z                                          8.75         12/25/2019            973,036
      1,897,661    FNMA SERIES 1989-12 CLASS Y                                          10.00         03/25/2019          2,090,716
      1,130,051    FNMA SERIES 1989-22 CLASS G                                          10.00         05/25/2019          1,235,942
        243,374    FNMA SERIES 1989-63 CLASS Z                                           9.40         10/25/2019            258,287
        380,489    FNMA SERIES 1989-98 CLASS E                                           9.20         12/25/2019            404,079
        594,683    FNMA SERIES 1990-144 CLASS W                                          9.50         12/25/2020            645,256
        491,968    FNMA SERIES 1990-75 CLASS Z                                           9.50         07/25/2020            534,185
        235,086    FNMA SERIES 1990-84 CLASS Y                                           9.00         07/25/2020            249,942
      1,145,053    FNMA SERIES 1990-96 CLASS Z                                           9.67         08/25/2020          1,246,788
        379,432    FNMA SERIES 1991-5 CLASS Z                                            8.75         01/25/2021            404,439
      1,465,145    FNMA SERIES 1991-85 CLASS Z                                           8.00         06/25/2021          1,509,550
      1,028,676    FNMA SERIES 1992-45 CLASS Z                                           8.00         04/25/2022          1,052,523
        675,355    FNMA SERIES G-8 CLASS E                                               9.00         04/25/2021            723,955
      1,990,790    FNMA SERIES G92-30 CLASS Z                                            7.00         06/25/2022          2,044,858
        679,826    FNMA WHOLE LOAN SERIES 1999-W6 CLASS A+/-                             9.50         09/25/2028            734,487
      2,232,443    FNMA WHOLE LOAN SERIES 2003-W10 CLASS 3A2A                            2.20         07/25/2037          2,216,010
        956,248    FNMA WHOLE LOAN SERIES 2003-W11 CLASS A1+/-                           6.36         06/25/2033            964,206
      8,440,000    FNMA WHOLE LOAN SERIES 2003-W18 CLASS 1A5                             4.61         08/25/2043          8,346,850
     13,113,125    FNMA WHOLE LOAN SERIES 2003-W3 CLASS 1A4+/-                           4.89         08/25/2042         13,327,364
      2,977,974    FNMA WHOLE LOAN SERIES 2003-W5 CLASS A+/-                             4.69         04/25/2033          2,984,620
      9,770,949    FNMA WHOLE LOAN SERIES 2003-W6 CLASS 6A+/-                            4.89         08/25/2042          9,896,698
      9,871,388    FNMA WHOLE LOAN SERIES 2003-W6 CLASS PT4+/-                           9.70         10/25/2042         10,649,514
      3,351,280    FNMA WHOLE LOAN SERIES 2003-W8 CLASS 1A3                              4.75         12/25/2042          3,317,753
      4,997,324    FNMA WHOLE LOAN SERIES 2003-W8 CLASS PT1+/-                           9.76         12/25/2042          5,338,026
      1,015,512    FNMA WHOLE LOAN SERIES 2003-W9 CLASS A+/-                             4.70         06/25/2033          1,015,341
      9,822,667    FNMA WHOLE LOAN SERIES 2004-W15 CLASS 1A3                             7.00         08/25/2044         10,031,040
     12,404,000    GNMA SERIES 2004-103 CLASS C+/-                                       4.70         12/16/2027         12,028,417
    235,447,430    GNMA SERIES 2005-23 CLASS IO+/-(C)                                    0.97         06/17/2045         13,710,127
      8,085,813    GNMA SERIES 2005-34 CLASS A                                           3.96         09/16/2021          7,882,312
     13,147,136    GNMA SERIES 2005-59 CLASS A                                           4.39         05/16/2023         12,890,418
    157,721,500    GREENWICH CAPITAL COMMERCIAL FUNDING CORPORATION SERIES
                   2002-C1 CLASS XPB+/-(C)--                                             1.76         01/11/2035          4,931,336
      9,947,955    JP MORGAN MORTGAGE TRUST SERIES 2005-A3 CLASS 7CA1+/-                 5.14         06/25/2035          9,856,570
     11,796,767    JP MORGAN RESIDENTIAL MORTGAGE ACCEPTANCE SERIES 2006-R1
                   CLASS 1A1+/---                                                        4.96         09/28/2044         11,689,417
      8,915,683    NOMURA ASSET ACCEPTANCE CORPORATION SERIES 2004-R2 CLASS A1+/---      6.50         10/25/2034          8,968,830
    125,500,000    SALOMON BROTHERS MORTGAGE SECURITIES VII SERIES 2001-C2 CLASS
                   X2+/-(C)                                                              0.80         11/13/2011          2,942,134
          4,475    USGI FHA INSURED PROJECT LOAN--                                       3.03         11/01/2006              4,475
      1,294,821    VENDEE MORTGAGE TRUST SERIES 1995-1 CLASS 4+/-                        8.90         02/15/2025          1,365,634
      2,043,367    VENDEE MORTGAGE TRUST SERIES 1995-2C CLASS 3A                         8.79         06/15/2025          2,205,430
     90,957,000    WACHOVIA BANK COMMERCIAL MORTGAGE TRUST SERIES 2002-C2 CLASS
                   IO3+/-(C)--                                                           1.37         11/15/2034          2,143,002
     40,057,000    WELLS FARGO MORTGAGE BACKED TRUST                                     5.00         02/01/2036         39,133,806

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $321,165,114)                                                           319,165,392
                                                                                                                    ---------------

CORPORATE BONDS & NOTES - 0.25%

APPAREL & ACCESSORY STORES - 0.00%
            172    SEARS ROEBUCK ACCEPTANCE                                              6.70         04/15/2012                170
                                                                                                                    ---------------

ELECTRIC, GAS & SANITARY SERVICES - 0.25%
      2,475,000    TENNESSEE VALLEY AUTHORITY                                            6.15         01/15/2038          2,914,075
                                                                                                                    ---------------

TOTAL CORPORATE BONDS & NOTES (COST $2,831,620)                                                                           2,914,245
                                                                                                                    ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INCOME FUNDS

                       PORTFOLIO OF INVESTMENTS -- FEBRUARY 28, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

GOVERNMENT SECURITIES FUND
--------------------------------------------------------------------------------

PRINCIPAL          SECURITY NAME                                                    INTEREST RATE   MATURITY DATE        VALUE
FOREIGN CORPORATE BONDS - 2.16%
$    25,000,000    LANDWIRTSCH. RENTENBENK SERIES G13                                    4.88%        11/16/2015    $    24,765,925

TOTAL FOREIGN CORPORATE BONDS@ (COST $24,773,270)                                                                        24,765,925
                                                                                                                    ---------------

MUNICIPAL BONDS & NOTES - 1.39%

ARKANSAS - 0.28%
      2,849,212    ARKANSAS DEVELOPMENT FINANCE AUTHORITY (HOUSING REVENUE LOC)          9.75         11/15/2014          3,177,014
                                                                                                                    ---------------

FLORIDA - 0.17%
      2,000,000    TAMPA FL SOLID WASTE SYSTEM (OTHER REVENUE LOC)                       4.30         10/01/2007          2,020,800
                                                                                                                    ---------------

TEXAS - 0.69%
      5,405,000    RETAMA DEVELOPMENT CORPORATION TX (OTHER REVENUE LOC)                10.00         12/15/2020          7,943,999
                                                                                                                    ---------------

WEST VIRGINIA - 0.13%
      2,260,000    KANAWHA MERCER NICHOLAS COUNTIES WV (HOUSING REVENUE LOC)^            4.25         02/01/2014          1,458,039
                                                                                                                    ---------------

WISCONSIN - 0.12%
      1,350,000    WISCONSIN HEALTH & EDUCATIONAL FACILITIES AUTHORITY
                   (HEALTHCARE FACILITIES REVENUE LOC)+/- o                              4.00         12/01/2022          1,355,494
                                                                                                                    ---------------

TOTAL MUNICIPAL BONDS & NOTES (COST $16,260,222)                                                                         15,955,346
                                                                                                                    ---------------

US TREASURY SECURITIES - 20.39%

US TREASURY BILLS - 0.04%
        135,000    US TREASURY BILL^#                                                    3.87         03/02/2006            134,986
        275,000    US TREASURY BILL^#                                                    3.88         03/02/2006            274,970
         45,000    US TREASURY BILL^#                                                    3.89         03/23/2006             44,887
         10,000    US TREASURY BILL^#                                                    4.39         04/27/2006              9,931

                                                                                                                            464,774
                                                                                                                    ---------------

US TREASURY BONDS - 12.66%
     11,570,000    US TREASURY BOND<<                                                   10.38         11/15/2012         12,631,640
     33,650,000    US TREASURY BOND<<                                                    8.75         05/15/2017         45,547,126
     15,160,000    US TREASURY BOND<<                                                    8.50         02/15/2020         20,991,870
     20,708,000    US TREASURY BOND<<                                                    6.25         08/15/2023         24,485,595
      8,055,000    US TREASURY BOND<<                                                    7.63         02/15/2025         10,990,669
      7,775,000    US TREASURY BOND<<                                                    6.00         02/15/2026          9,087,637
     17,366,000    US TREASURY BOND<<                                                    6.25         05/15/2030         21,392,064

                                                                                                                        145,126,601
                                                                                                                    ---------------

US TREASURY NOTES - 7.69%
     41,400,000    US TREASURY NOTE<<                                                    4.25         10/15/2010         40,757,969
     28,595,000    US TREASURY NOTE<<                                                   12.00         08/15/2013         33,427,097
     14,520,000    US TREASURY NOTE<<                                                    4.13         05/15/2015         14,016,911

                                                                                                                         88,201,977
                                                                                                                    ---------------

TOTAL US TREASURY SECURITIES (COST $237,234,928)                                                                        233,793,352
                                                                                                                    ---------------

COLLATERAL FOR SECURITIES LENDING - 45.85%

SHARES

COLLATERAL INVESTED IN MONEY MARKET FUNDS - 0.01%
        145,762    SCUDDER DAILY ASSETS MONEY MARKET FUND                                                                   145,762

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INCOME FUNDS

                       PORTFOLIO OF INVESTMENTS -- FEBRUARY 28, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

GOVERNMENT SECURITIES FUND
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
COLLATERAL INVESTED IN MONEY MARKET FUNDS (CONTINUED)
            907    SHORT TERM INVESTMENT COMPANY MONEY MARKET FUND                                                  $           907

                                                                                                                            146,669
                                                                                                                    ---------------

PRINCIPAL                                                                           INTEREST RATE   MATURITY DATE

COLLATERAL INVESTED IN OTHER ASSETS - 45.84%
$       422,182    ABBEY NATIONAL TREASURY SERVICE+/-                                    4.69%        01/16/2007            422,663
      6,264,629    AMERICAN EXPRESS BANK FSB+/-                                          4.54         01/26/2007          6,263,627
        292,803    AMERICAN EXPRESS CREDIT CORPORATION+/-                                4.74         05/16/2006            292,938
      3,949,440    AMERICAN GENERAL FINANCE CORPORATION+/-                               4.60         03/15/2007          3,951,020
      4,774,601    AMSTEL FUNDING CORPORATION                                            4.39         03/28/2006          4,758,415
      6,809,379    AQUIFER FUNDING LIMITED                                               4.55         03/06/2006          6,805,157
      6,809,379    AQUIFER FUNDING LIMITED                                               4.55         03/07/2006          6,804,272
      1,224,871    AQUINAS FUNDING LLC                                                   4.56         03/23/2006          1,221,490
        115,896    AQUINAS FUNDING LLC                                                   4.77         05/15/2006            114,763
        340,469    ATLANTIS ONE FUNDING CORPORATION                                      4.55         03/09/2006            340,128
        680,938    ATLAS CAPITAL FUNDING LIMITED                                         4.40         03/09/2006            680,257
      1,663,804    ATLAS CAPITAL FUNDING LIMITED                                         4.62         05/17/2006          1,647,116
      3,844,712    ATOMIUM FUNDING CORPORATION                                           4.46         03/17/2006          3,837,022
      4,358,003    ATOMIUM FUNDING CORPORATION                                           4.54         03/20/2006          4,347,631
     13,618,759    BEAR STEARNS & COMPANY REPURCHASE AGREEMENT
                   (MATURITY VALUE $13,620,503)                                          4.61         03/01/2006         13,618,759
     46,303,780    BEAR STEARNS & COMPANY REPURCHASE AGREEMENT
                   (MATURITY VALUE $46,309,709)                                          4.61         03/01/2006         46,303,780
        511,929    BETA FINANCE INCORPORATED SERIES MTN+/-                               4.64         06/02/2006            512,047
     53,930,284    BNP PARIBAS REPURCHASE AGREEMENT
                   (MATURITY VALUE $53,937,190)                                          4.61         03/01/2006         53,930,284
      8,303,766    BUCKINGHAM CDO II LLC                                                 4.55         03/03/2006          8,301,690
      4,221,815    BUCKINGHAM CDO II LLC                                                 4.59         03/24/2006          4,209,614
     13,584,712    BUCKINGHAM CDO II LLC                                                 4.58         03/29/2006         13,536,894
     12,256,883    BUCKINGHAM CDO LLC                                                    4.55         03/03/2006         12,253,819
      2,991,769    BUCKINGHAM CDO LLC                                                    4.55         03/07/2006          2,989,525
      1,549,134    BUCKINGHAM CDO LLC                                                    4.55         03/08/2006          1,547,786
      2,723,752    BUCKINGHAM CDO LLC                                                    4.56         03/20/2006          2,717,269
      3,404,690    BUCKINGHAM CDO LLC                                                    4.59         03/30/2006          3,392,297
      5,447,503    CAIRN HIGH GRADE FUNDING I                                            4.54         03/02/2006          5,446,795
      2,723,752    CAIRN HIGH GRADE FUNDING I                                            4.56         03/16/2006          2,718,631
      2,451,377    CAIRN HIGH GRADE FUNDING I                                            4.56         03/21/2006          2,445,224
      3,404,690    CAIRN HIGH GRADE FUNDING I                                            4.56         03/23/2006          3,395,293
      2,996,127    CAIRN HIGH GRADE FUNDING I                                            4.56         03/24/2006          2,987,468
      2,655,658    CAIRN HIGH GRADE FUNDING I                                            4.59         03/31/2006          2,645,646
        272,375    CC USA INCORPORATED+/-                                                4.56         07/14/2006            272,381
        389,905    CEDAR SPRINGS CAPITAL COMPANY LLC                                     4.48         03/07/2006            389,613
        820,939    CEDAR SPRINGS CAPITAL COMPANY LLC                                     4.48         03/10/2006            820,011
         36,498    CEDAR SPRINGS CAPITAL COMPANY LLC                                     4.46         03/13/2006             36,443
      1,240,260    CEDAR SPRINGS CAPITAL COMPANY LLC                                     4.56         03/14/2006          1,238,239
      1,361,876    CEDAR SPRINGS CAPITAL COMPANY LLC                                     4.48         03/22/2006          1,358,294
        137,141    CEDAR SPRINGS CAPITAL COMPANY LLC                                     4.57         03/23/2006            136,762
      1,763,085    CEDAR SPRINGS CAPITAL COMPANY LLC                                     4.54         04/10/2006          1,754,110
      4,085,628    CEDAR SPRINGS CAPITAL COMPANY LLC                                     4.57         04/19/2006          4,059,929
      4,132,476    CEDAR SPRINGS CAPITAL COMPANY LLC                                     4.71         05/08/2006          4,095,862
      1,623,084    CEDAR SPRINGS CAPITAL COMPANY LLC                                     4.73         05/12/2006          1,607,859
        680,938    CITIGROUP INCORPORATED+/-                                             4.62         03/20/2006            680,883
        227,025    CLIPPER RECEIVABLES CORPORATION                                       4.57         03/20/2006            226,484
        953,313    CONCORD MINUTEMEN CAPITAL COMPANY SERIES A                            4.60         04/05/2006            949,071
      5,020,283    CONCORD MINUTEMEN CAPITAL COMPANY SERIES B+/-                         4.55         03/06/2006          5,020,283
      8,647,912    CONCORD MINUTEMEN CAPITAL COMPANY SERIES B+/-                         4.55         03/15/2006          8,647,912
      6,128,441    CONCORD MINUTEMEN CAPITAL COMPANY SERIES B+/-                         4.55         03/08/2007          6,128,441
      8,089,951    CORPORATE ASSET SECURITIZATION AUSTRALIA LIMITED                      4.55         03/09/2006          8,081,861
      3,295,740    CORPORATE ASSET SECURITIZATION AUSTRALIA LIMITED                      4.56         03/13/2006          3,290,796
      2,135,285    CORPORATE ASSET SECURITIZATION AUSTRALIA LIMITED                      4.46         03/15/2006          2,131,548
      8,164,446    CORPORATE ASSET SECURITIZATION AUSTRALIA LIMITED                      4.56         03/21/2006          8,143,953

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INCOME FUNDS

                       PORTFOLIO OF INVESTMENTS -- FEBRUARY 28, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

GOVERNMENT SECURITIES FUND
--------------------------------------------------------------------------------

PRINCIPAL          SECURITY NAME                                                    INTEREST RATE   MATURITY DATE        VALUE
COLLATERAL INVESTED IN OTHER ASSETS (CONTINUED)
$        61,284    CREDIT SUISSE FIRST BOSTON+/-                                         4.52%        03/21/2006    $        61,273
        374,516    CREDIT SUISSE FIRST BOSTON+/-                                         4.77         06/19/2006            374,842
      5,992,254    CREDIT SUISSE FIRST BOSTON NEW YORK SERIES YCD1+/-                    4.61         05/04/2006          5,986,681
        212,725    CULLINAN FINANCE CORPORATION                                          4.75         05/11/2006            210,757
      3,229,416    DEER VALLEY FUNDING LLC                                               4.54         03/03/2006          3,228,609
        686,385    DEER VALLEY FUNDING LLC                                               4.51         03/20/2006            684,752
     12,247,486    DEER VALLEY FUNDING LLC                                               4.58         03/23/2006         12,213,683
      1,604,971    EIFFEL FUNDING LLC                                                    4.56         03/10/2006          1,603,157
      2,042,814    EIFFEL FUNDING LLC                                                    4.48         03/27/2006          2,036,154
        176,363    EIFFEL FUNDING LLC                                                    4.58         03/28/2006            175,765
        915,862    EUREKA SECURITIZATION INCORPORATED                                    4.48         03/09/2006            914,946
      1,858,961    FIVE FINANCE INCORPORATED                                             4.57         03/27/2006          1,852,900
        476,657    FIVE FINANCE INCORPORATED                                             4.57         03/28/2006            475,041
        685,296    FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION                        4.33         03/16/2006            684,008
        136,188    GALAXY FUNDING INCORPORATED                                           4.56         03/21/2006            135,846
        300,294    GEMINI SECURITIZATION INCORPORATED                                    4.41         03/10/2006            299,954
        136,188    GENERAL ELECTRIC CAPITAL+/-                                           4.52         03/29/2006            136,166
      3,135,719    GENERAL ELECTRIC CAPITAL ASSURANCE COMPANY+/-                         4.91         05/12/2006          3,136,911
      2,179,001    GENERAL ELECTRIC CAPITAL ASSURANCE COMPANY+/-                         4.65         06/16/2006          2,179,001
      1,635,613    GENERAL ELECTRIC CAPITAL ASSURANCE COMPANY+/-                         4.62         09/18/2006          1,637,167
        610,665    GEORGE STREET FINANCE LLC                                             4.43         03/13/2006            609,749
      6,945,567    GOLDMAN SACHS GROUP INCORPORATED+/-                                   4.66         06/30/2006          6,945,567
      3,404,690    GOLDMAN SACHS GROUP INCORPORATED+/-                                   4.71         08/16/2006          3,404,690
        221,305    GOLDMAN SACHS GROUP INCORPORATED+/-                                   4.94         08/18/2006            221,542
        113,580    GRAMPIAN FUNDING LIMITED                                              4.44         04/11/2006            112,988
        994,169    HBOS TREASURY SERVICES PLC+/-                                         4.55         06/30/2006            994,289
        346,597    ING AMERICA INSURANCE HOLDINGS INCORPORATED                           4.58         03/14/2006            346,032
     11,439,757    ING USA ANNUITY & LIFE INSURANCE+/-                                   4.72         06/06/2006         11,439,757
      3,404,690    IRISH LIFE & PERMANENT                                                4.46         03/28/2006          3,393,148
        105,001    JUPITER SECURITIZATION CORPORATION                                    4.57         03/20/2006            104,751
        292,803    K2 (USA) LLC                                                          4.46         04/20/2006            290,923
        682,436    K2 (USA) LLC SERIES MTN+/-                                            4.63         07/24/2006            682,634
      8,716,006    KAUPTHING BANK HF SERIES MTN+/-                                       4.63         03/20/2007          8,715,657
      3,677,065    KLIO FUNDING CORPORATION                                              4.57         03/23/2006          3,666,916
      3,453,172    KLIO II FUNDING CORPORATION                                           4.56         03/17/2006          3,446,266
      6,809,379    KLIO II FUNDING CORPORATION                                           4.59         03/27/2006          6,787,181
      5,648,653    KLIO III FUNDING CORPORATION                                          4.46         03/20/2006          5,635,209
      6,186,594    KLIO III FUNDING CORPORATION                                          4.56         03/23/2006          6,169,518
      1,935,634    KLIO III FUNDING CORPORATION                                          4.49         04/05/2006          1,927,021
      2,859,939    LEHMAN BROTHERS HOLDINGS INCORPORATED+/-                              4.61         03/16/2006          2,859,939
        272,375    LEHMAN BROTHERS HOLDINGS INCORPORATED SERIES MTNG+/-                  4.59         06/02/2006            272,419
      7,820,845    LEXINGTON PARKER CAPITAL CORPORATION                                  4.54         03/06/2006          7,815,996
        329,438    LEXINGTON PARKER CAPITAL CORPORATION                                  4.49         03/14/2006            328,901
        149,398    LEXINGTON PARKER CAPITAL CORPORATION                                  4.45         04/18/2006            148,477
      5,336,374    LEXINGTON PARKER CAPITAL CORPORATION                                  4.71         05/10/2006          5,287,707
     10,214,069    LIBERTY LIGHT US CAPITAL SERIES MTN+/-                                4.57         05/26/2006         10,215,295
        252,628    LIBERTY STREET FUNDING CORPORATION                                    4.57         03/16/2006            252,153
      1,706,022    LINKS FINANCE LLC SERIES MTN+/-                                       4.56         03/15/2006          1,705,988
      4,766,566    LIQUID FUNDING LIMITED+/-                                             4.55         03/03/2006          4,766,566
      2,723,752    LIQUID FUNDING LIMITED                                                4.56         03/06/2006          2,722,063
      2,110,908    LIQUID FUNDING LIMITED                                                4.57         03/10/2006          2,108,522
      4,698,472    LIQUID FUNDING LIMITED                                                4.49         04/04/2006          4,678,127
      3,677,065    LIQUID FUNDING LIMITED+/-                                             4.55         08/14/2006          3,677,065
        136,188    MERRILL LYNCH & COMPANY+/-                                            4.88         04/18/2006            136,197
        749,032    MERRILL LYNCH & COMPANY+/-                                            4.69         06/06/2006            749,601
        162,199    MONT BLANC CAPITAL CORPORATION                                        4.48         04/10/2006            161,374
        245,138    MORGAN STANLEY+/-                                                     4.80         03/27/2006            245,138
      9,533,131    MORGAN STANLEY+/-                                                     4.63         10/10/2006          9,533,131
      6,809,379    MORGAN STANLEY+/-                                                     4.63         10/30/2006          6,809,379
      2,093,884    MORGAN STANLEY SERIES EXL+/-                                          4.60         08/13/2010          2,094,449
        625,237    NIEUW AMSTERDAM RECEIVABLES CORPORATION                               4.55         03/01/2006            625,237
        249,087    NIEUW AMSTERDAM RECEIVABLES CORPORATION                               4.55         03/09/2006            248,838
        271,830    NIEUW AMSTERDAM RECEIVABLES CORPORATION                               4.60         04/06/2006            270,585

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INCOME FUNDS

                       PORTFOLIO OF INVESTMENTS -- FEBRUARY 28, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

GOVERNMENT SECURITIES FUND
--------------------------------------------------------------------------------

PRINCIPAL          SECURITY NAME                                                    INTEREST RATE   MATURITY DATE        VALUE
COLLATERAL INVESTED IN OTHER ASSETS (CONTINUED)
$       352,317    NIEUW AMSTERDAM RECEIVABLES CORPORATION                               4.62%        06/15/2006    $       347,399
        136,188    PERRY GLOBAL FUNDING LIMITED                                          4.56         03/01/2006            136,188
         86,888    PERRY GLOBAL FUNDING LIMITED                                          4.86         06/12/2006             85,709
      3,677,065    PREMIUM ASSET TRUST SERIES 2001-2+/-                                  4.87         03/28/2006          3,677,138
      1,599,796    PRUDENTIAL PLC                                                        4.66         04/10/2006          1,591,653
        272,375    PRUDENTIAL PLC                                                        4.72         05/08/2006            269,962
      6,258,501    RACERS TRUST 2004-6-MM+/-                                             4.57         05/22/2006          6,259,001
      3,404,690    ROYAL BANK OF SCOTLAND PLC+/---                                       4.79         11/24/2006          3,406,596
        431,034    ROYAL BANK OF SCOTLAND PLC+/-                                         4.79         11/24/2006            431,275
         68,094    SCALDIS CAPITAL LIMITED                                               4.32         03/27/2006             67,872
        612,844    SCALDIS CAPITAL LIMITED                                               4.49         04/18/2006            609,069
         83,347    SCALDIS CAPITAL LIMITED                                               4.48         04/21/2006             82,802
      3,404,690    SEDNA FINANCE INCORPORATED+/-                                         4.43         12/08/2006          3,404,724
      1,293,782    SLM CORPORATION+/-                                                    4.79         04/25/2006          1,293,886
        272,375    SPINTAB (SWEDMORTGAGE) AB                                             4.40         03/06/2006            272,206
        102,141    SWEDBANK (FORENINGS SPARBANKEN)                                       4.47         04/10/2006            101,621
         81,713    TANGO FINANCE CORPORATION                                             4.35         03/09/2006             81,631
      1,586,585    TANGO FINANCE CORPORATION                                             4.45         04/03/2006          1,579,922
      1,706,022    TANGO FINANCE CORPORATION SERIES MTN+/-                               4.63         10/25/2006          1,706,585
      2,436,532    THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED                    4.46         03/20/2006          2,430,733
        100,643    THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED                    4.80         05/15/2006             99,659
     13,618,759    TRANSAMERICA OCCIDENTAL LIFE INSURANCE+/-                             4.76         07/11/2006         13,618,759
      2,617,389    TRAVELERS INSURANCE COMPANY+/-                                        4.64         02/09/2007          2,617,337
      2,723,752    UNICREDITO ITALIANO+/-                                                4.46         03/28/2006          2,723,177
      6,809,379    UNICREDITO ITALIANO NEW YORK SERIES+/-                                4.47         06/30/2006          6,808,406
      3,404,690    UNICREDITO ITALIANO SERIES LIB+/-                                     4.58         03/09/2007          3,404,247
        272,375    WHISTLEJACKET CAPITAL LIMITED                                         4.56         03/13/2006            271,967
      4,900,847    WHITE PINE FINANCE LLC                                                4.56         03/13/2006          4,893,495
        258,484    WHITE PINE FINANCE LLC                                                4.56         03/15/2006            258,032
      4,165,025    WHITE PINE FINANCE LLC                                                4.57         03/28/2006          4,150,906
      1,361,876    WHITE PINE FINANCE LLC                                                4.67         05/17/2006          1,348,216
      3,540,877    WHITE PINE FINANCE LLC SERIES MTN1+/-                                 4.57         06/12/2006          3,541,408

                                                                                                                        525,716,234
                                                                                                                    ---------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $525,862,903)                                                             525,862,903
                                                                                                                    ---------------

SHORT-TERM INVESTMENTS - 9.07%

SHARES

    104,011,500    WELLS FARGO ADVANTAGE MONEY MARKET TRUST~++                                                          104,011,500
                                                                                                                    ---------------

TOTAL SHORT-TERM INVESTMENTS (COST $104,011,500)                                                                        104,011,500
                                                                                                                    ---------------

TOTAL INVESTMENTS IN SECURITIES
(COST $1,807,699,612)*                                   156.68%                                                    $ 1,796,870,061

OTHER ASSETS AND LIABILITIES, NET                        (56.68)                                                       (650,034,075)
                                                         ------                                                     ---------------

TOTAL NET ASSETS                                         100.00%                                                    $ 1,146,835,986
                                                         ------                                                     ---------------

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

+/-   VARIABLE RATE INVESTMENTS.

%%    SECURITIES ISSUED ON A WHEN-ISSUED (TBA) BASIS.

(C) INTEREST-ONLY SECURITIES ENTITLE HOLDERS TO RECEIVE ONLY THE INTEREST PAYMENTS ON THE UNDERLYING MORTGAGES. THE YIELD TO MATURITY OF AN INTEREST-ONLY IS EXTREMELY SENSITIVE TO THE RATE OF PRINCIPAL PAYMENTS ON THE UNDERLYING MORTGAGE ASSETS. A RAPID (SLOW) RATE OF PRINCIPAL REPAYMENTS MAY HAVE ADVERSE (POSITIVE) EFFECT ON YIELD TO MATURITY. THE PRINCIPAL AMOUNT SHOWN IS THE NOTIONAL AMOUNT OF THE UNDERLYING MORTGAGES. INTEREST RATE DISCLOSED REPRESENTS THE YIELD BASED UPON THE ESTIMATED TIMING OF FUTURE CASH FLOWS.

-- SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4 (2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

@ FOREIGN BOND PRINCIPAL IS DENOMINATED IN US DOLLARS EXCEPT AS INDICATED PARENTHETICALLY.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INCOME FUNDS

                       PORTFOLIO OF INVESTMENTS -- FEBRUARY 28, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

GOVERNMENT SECURITIES FUND
--------------------------------------------------------------------------------

^     ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

o THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

#     SECURITY PLEDGED AS COLLATERAL FOR FUTURES TRANSACTIONS.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

++    SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $104,011,500.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INCOME FUNDS

                       PORTFOLIO OF INVESTMENTS -- FEBRUARY 28, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

HIGH INCOME FUND
--------------------------------------------------------------------------------

PRINCIPAL          SECURITY NAME                                                    INTEREST RATE   MATURITY DATE        VALUE
CORPORATE BONDS & NOTES - 76.56%

AMUSEMENT & RECREATION SERVICES - 1.82%
$     1,750,000    PINNACLE ENTERTAINMENT                                                8.25%        03/15/2012    $     1,820,000
      1,000,000    TOWN SPORTS INTERNATIONAL INCORPORATED                                9.63         04/15/2011          1,047,500
      1,880,000    TOWN SPORTS INTERNATIONAL INCORPORATED^                              11.23         02/01/2014          1,353,600
      1,615,000    TUNICA-BILOXI GAMING AU--                                             9.00         11/15/2015          1,655,375

                                                                                                                          5,876,475
                                                                                                                    ---------------

APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS - 1.91%
      3,100,000    LEVI STRAUSS & COMPANY<<+/-                                           9.28         04/01/2012          3,200,750
      3,070,000    RIDDELL BELL HOLDINGS INCORPORATED<<                                  8.38         10/01/2012          2,962,550

                                                                                                                          6,163,300
                                                                                                                    ---------------

AUTOMOTIVE REPAIR, SERVICES & PARKING - 0.81%
      2,590,000    UNITED RENTALS NORTH AMERICA INCORPORATED<<                           7.75         11/15/2013          2,599,712
                                                                                                                    ---------------

BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS - 2.14%
      2,415,000    ERICO INTERNATIONAL CORPORATION                                       8.88         03/01/2012          2,493,488
      1,505,000    K HOVNANIAN ENTERPRISES INCORPORATED<<                                6.25         01/15/2015          1,402,345
      1,275,000    K HOVNANIAN ENTERPRISES INCORPORATED                                  7.50         05/15/2016          1,275,956
      1,820,000    KB HOME                                                               6.25         06/15/2015          1,728,070

                                                                                                                          6,899,859
                                                                                                                    ---------------

BUSINESS SERVICES - 4.95%
      2,215,000    CCM MERGER INCORPORATED--                                             8.00         08/01/2013          2,203,925
      2,160,000    HERTZ CORPORATION--                                                   8.88         01/01/2014          2,257,200
        805,000    HERTZ CORPORATION--<<                                                10.50         01/01/2016            867,388
      2,230,000    NATIONSRENT INCORPORATED                                              9.50         10/15/2010          2,444,637
      2,300,000    RAINBOW NATIONAL SERVICES LLC--                                      10.38         09/01/2014          2,601,875
      1,250,000    SUNGARD DATA SYSTEMS INCORPORATED--                                   9.13         08/15/2013          1,329,687
      1,660,000    SUNGARD DATA SYSTEMS INCORPORATED--                                  10.25         08/15/2015          1,740,925
      2,349,000    WATERFORD GAMING LLC--                                                8.63         09/15/2012          2,487,004

                                                                                                                         15,932,641
                                                                                                                    ---------------

CHEMICALS & ALLIED PRODUCTS - 3.45%
      1,825,000    IMC GLOBAL INCORPORATED                                              10.88         08/01/2013          2,098,750
      2,325,000    NALCO COMPANY                                                         7.75         11/15/2011          2,365,688
      1,640,000    OMNOVA SOLUTIONS INCORPORATED                                        11.25         06/01/2010          1,726,100
      2,235,000    POLYONE CORPORATION<<                                                10.63         05/15/2010          2,397,037
      2,365,000    RESOLUTION PERFORMANCE PRODUCTS INCORPORATED<<                       13.50         11/15/2010          2,530,550

                                                                                                                         11,118,125
                                                                                                                    ---------------

COAL MINING - 0.92%
      2,970,000    ARCH WESTERN FINANCE LLC                                             6.75          07/01/2013          2,977,425
                                                                                                                    ---------------

COMMUNICATIONS - 9.70%
      2,280,000    AIRGATE PCS INCORPORATED+/-                                           8.35         10/15/2011          2,362,650
      6,530,000    CCO HOLDINGS LLC/CAPITAL CORPORATION<<+/-                             8.62         12/15/2010          6,530,000
      2,240,000    CHARTER COMMUNICATIONS HOLDINGS II LLC/CAPITAL CORPORATION<<         10.25         09/15/2010          2,234,400
      1,730,000    CSC HOLDINGS INCORPORATED SERIES B                                    7.63         04/01/2011          1,742,975
      2,990,000    DOBSON CELLULAR SYSTEMS<<                                             9.88         11/01/2012          3,266,575
        296,572    EMMIS COMMUNICATIONS+/-                                              10.37         06/15/2012            296,572
      1,770,000    HORIZON PCS INCORPORATED                                             11.38         07/15/2012          2,035,500
      2,320,000    PAXSON COMMUNICATIONS--+/-                                           10.78         01/15/2013          2,244,600
        185,000    QWEST COMMUNICATIONS INTERNATIONAL--+/-                               8.25         02/15/2009            188,931
      4,590,000    QWEST CORPORATION+/-                                                  7.74         06/15/2013          5,014,575
      3,170,000    QWEST CORPORATION                                                     7.63         06/15/2015          3,399,825

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INCOME FUNDS

                       PORTFOLIO OF INVESTMENTS -- FEBRUARY 28, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

HIGH INCOME FUND
--------------------------------------------------------------------------------

PRINCIPAL          SECURITY NAME                                                    INTEREST RATE   MATURITY DATE        VALUE
COMMUNICATIONS (CONTINUED)
$     1,800,000    RURAL CELLULAR CORPORATION                                            9.88%        02/01/2010    $     1,926,000

                                                                                                                         31,242,603
                                                                                                                    ---------------
ELECTRIC DISTRIBUTION, TRANSMISSION - 0.55%
      1,680,000    MIRANT AMERICAS GENERATION LLC                                        8.30         05/01/2011          1,757,700
                                                                                                                    ---------------

ELECTRIC, GAS & SANITARY SERVICES - 8.70%
      1,835,000    ALERIS INTERNATIONAL INCORPORATED                                     9.00         11/15/2014          1,935,925
      1,182,000    CLEAN HARBORS INCORPORATED                                           11.25         07/15/2012          1,329,750
      1,840,000    EL PASO NATURAL GAS COMPANY SERIES A                                  7.63         08/01/2010          1,936,219
      1,770,000    INERGY LIMITED PARTNERSHIP/ INERGY FINANCE CORPORATION<<              6.88         12/15/2014          1,685,925
      3,345,000    MIDWEST GENERATION LLC                                                8.75         05/01/2034          3,654,412
      1,950,000    MIRANT NORTH AMERICA LLC--                                            7.38         12/31/2013          2,001,188
      1,335,000    NEVADA POWER COMPANY SERIES L                                         5.88         01/15/2015          1,337,447
      2,310,000    NORTHWESTERN CORPORATION                                              5.88         11/01/2014          2,321,922
      1,550,000    NRG ENERGY INCORPORATED                                               7.38         02/01/2016          1,596,500
        950,000    SIERRA PACIFIC RESOURCES                                              8.63         03/15/2014          1,036,767
      4,980,000    SIERRA PACIFIC RESOURCES--                                            6.75         08/15/2017          5,029,800
      1,650,000    SOUTHERN NATURAL GAS COMPANY                                          8.88         03/15/2010          1,764,875
      2,225,000    VERASUN ENERGY CORPORATION--                                          9.88         12/15/2012          2,369,625

                                                                                                                         28,000,355
                                                                                                                    ---------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
EXCEPT COMPUTER EQUIPMENT - 1.18%
      2,315,000    LUCENT TECHNOLOGIES INCORPORATED                                      6.45         03/15/2029          1,953,281
      1,820,000    MAGNACHIP SEMICONDUCTOR+/-                                            7.74         12/15/2011          1,847,300

                                                                                                                          3,800,581
                                                                                                                    ---------------

ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES - 0.82%
      2,465,000    US ONCOLOGY INCORPORATED                                              9.00         08/15/2012          2,637,550
                                                                                                                    ---------------

FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT - 0.63%
      2,070,000    AK STEEL CORPORATION<<                                                7.88         02/15/2009          2,013,075
                                                                                                                    ---------------

FINANCIAL SERVICES - 0.53%
      1,625,000    E*TRADE FINANCIAL CORPORATION--                                       8.00         06/15/2011          1,710,313
                                                                                                                    ---------------

FOOD STORES - 0.82%
      1,250,000    DOANE PET CARE COMPANY                                               10.75         03/01/2010          1,345,312
      1,215,000    DOANE PET CARE COMPANY--                                             10.63         11/15/2015          1,284,863

                                                                                                                          2,630,175
                                                                                                                    ---------------

GENERAL MERCHANDISE STORES - 1.72%
      2,405,000    ALH FINANCE LLC/ALH FINANCE CORPORATION<<                             8.50         01/15/2013          2,320,825
      3,060,000    NEIMAN MARCUS GROUP INCORPORATED--                                    9.00         10/15/2015          3,232,125

                                                                                                                          5,552,950
                                                                                                                    ---------------

HEALTH SERVICES - 3.02%
      2,065,000    FRESENIUS MEDICAL CARE CAPITAL TRUST II                               7.88         02/01/2008          2,137,275
      1,925,000    HCA INCORPORATED                                                      5.75         03/15/2014          1,840,673
      1,800,000    HCA INCORPORATED                                                      6.50         02/15/2016          1,793,801
      1,605,000    HEALTHSOUTH CORPORATION                                               7.63         06/01/2012          1,761,488
      2,090,000    VANGUARD HEALTH HOLDINGS                                              9.00         10/01/2014          2,178,825

                                                                                                                          9,712,062
                                                                                                                    ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INCOME FUNDS

                       PORTFOLIO OF INVESTMENTS -- FEBRUARY 28, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

HIGH INCOME FUND
--------------------------------------------------------------------------------

PRINCIPAL          SECURITY NAME                                                     INTEREST RATE   MATURITY DATE       VALUE
HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES - 0.50%
$     1,605,000    LINENS 'N THINGS INCORPORATED--<<+/-                                 10.37%        01/15/2014    $     1,613,025
                                                                                                                    ---------------

HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES - 1.81%
     13,915,000    ALADDIN GAMING/CAPITAL CORPORATION SERIES B^^                        13.50         03/01/2010              8,349
      2,205,000    BOYD GAMING CORPORATION<<                                             7.13         02/01/2016          2,232,562
      1,738,404    ELDORADO CASINO SHREVEPORT+/-(Y)                                     10.00         08/01/2012          1,390,723
      2,110,000    TURNING STONE CASINO RESORT ENTERPRISE--                              9.13         12/15/2010          2,194,400

                                                                                                                          5,826,034
                                                                                                                    ---------------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 0.53%
      1,690,000    CASE NEW HOLLAND INCORPORATED--                                       7.13         03/01/2014          1,694,225
                                                                                                                    ---------------

MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC,
MEDICAL & OPTICAL GOODS - 0.67%
      2,070,000    XEROX CAPITAL TRUST I                                                 8.00         02/01/2027          2,142,450
                                                                                                                    ---------------

MISCELLANEOUS MANUFACTURING INDUSTRIES - 1.48%

      1,210,000    CLARKE AMERICAN CORPORATION--                                        11.75         12/15/2013          1,213,025
      4,850,000    GENTEK INCORPORATED^^                                                11.00         08/01/2009                  0
      1,705,000    JACUZZI BRANDS INCORPORATED                                           9.63         07/01/2010          1,841,400
      1,610,000    SAMSONITE CORPORATION                                                 8.88         06/01/2011          1,702,575

                                                                                                                          4,757,000
                                                                                                                    ---------------

MISCELLANEOUS RETAIL - 1.01%
      1,852,000    JAFRA COSMETICS INTERNATIONAL INCORPORATED                           10.75         05/15/2011          2,016,365
      1,225,000    RITE AID CORPORATION                                                  8.13         05/01/2010          1,249,500

                                                                                                                          3,265,865
                                                                                                                    ---------------

MOTION PICTURES - 0.75%
      2,330,000    AMC ENTERTAINMENT INCORPORATED SERIES B<<                             8.63         08/15/2012          2,429,025
                                                                                                                    ---------------

NON-DEPOSITORY CREDIT INSTITUTIONS - 4.64%
      1,777,000    AMERICAN COMMERCIAL LINES/ACL FINANCE CORPORATION                     9.50         02/15/2015          1,950,258
      3,430,000    FORD MOTOR CREDIT COMPANY                                             5.63         10/01/2008          3,115,040
      4,250,000    FORD MOTOR CREDIT COMPANY<<                                           7.00         10/01/2013          3,735,023
      2,510,000    GENERAL MOTORS ACCEPTANCE CORPORATION                                 6.15         04/05/2007          2,431,532
      2,100,000    GENERAL MOTORS ACCEPTANCE CORPORATION                                 7.75         01/19/2010          1,979,166
      1,975,000    GENERAL MOTORS ACCEPTANCE CORPORATION<<                               6.75         12/01/2014          1,744,790

                                                                                                                        14,955,809
                                                                                                                    ---------------

OIL & GAS - 0.50%
      1,580,000    HILCORP ENERGY--<<                                                    7.75         11/01/2015          1,599,750
                                                                                                                    ---------------

OIL & GAS EXTRACTION - 5.34%
      1,620,000    CHAPARRAL ENERGY INCORPORATED--                                       8.50         12/01/2015          1,713,150
      2,435,000    CHESAPEAKE ENERGY CORPORATION                                         6.50         08/15/2017          2,450,219
        800,000    CHESAPEAKE ENERGY CORPORATION--                                       6.50         08/15/2017            805,000
      1,690,000    ENCORE ACQUISITION COMPANY                                            6.00         07/15/2015          1,605,500
      1,510,000    KERR-MCGEE CORPORATION                                                6.95         07/01/2024          1,605,936
      2,265,000    PARKER DRILLING COMPANY+/-                                            9.16         09/01/2010          2,338,612
      1,815,000    PRIDE INTERNATIONAL INCORPORATED                                      7.38         07/15/2014          1,937,513
      1,540,000    VENOCO INCORPORATED                                                   8.75         12/15/2011          1,588,125
      3,150,000    WHITING PETROLEUM CORPORATION--                                       7.00         02/01/2014          3,157,875

                                                                                                                         17,201,930
                                                                                                                    ---------------

PAPER & ALLIED PRODUCTS - 3.94%
      3,075,000    APPLETON PAPERS INCORPORATED<<                                        8.13         06/15/2011          3,082,687

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INCOME FUNDS

                       PORTFOLIO OF INVESTMENTS -- FEBRUARY 28, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

HIGH INCOME FUND
--------------------------------------------------------------------------------

PRINCIPAL          SECURITY NAME                                                    INTEREST RATE   MATURITY DATE        VALUE
PAPER & ALLIED PRODUCTS (CONTINUED)
$     1,955,000    BOISE CASCADE LLC+/-                                                  7.48%        10/15/2012    $     1,945,225
      2,120,000    BOWATER INCORPORATED<<+/-                                             7.49         03/15/2010          2,120,000
      1,315,000    CARAUSTAR INDUSTRIES INCORPORATED                                     9.88         04/01/2011          1,382,394
      1,330,000    GRAHAM PACKAGING COMPANY INCORPORATED<<                               9.88         10/15/2014          1,349,950
        875,000    NEWPAGE CORPORATION+/-                                               10.93         05/01/2012            918,750
      1,765,000    PLAYTEX PRODUCTS INCORPORATED                                         8.00         03/01/2011          1,884,138

                                                                                                                         12,683,144
                                                                                                                    ---------------
PERSONAL SERVICES - 0.69%
      2,155,000    ALDERWOODS GROUP INCORPORATED                                         7.75         09/15/2012          2,225,038
                                                                                                                    ---------------

PIPELINES, EXCEPT NATURAL GAS - 0.75%
      2,345,000    TRANSMONTAIGNE INCORPORATED                                           9.13         06/01/2010          2,409,488
                                                                                                                    ---------------

PRIMARY METAL INDUSTRIES - 0.67%
      2,000,000    GENERAL CABLE CORPORATION                                             9.50         11/15/2010          2,150,000
                                                                                                                    ---------------

PRINTING, PUBLISHING & ALLIED INDUSTRIES - 3.64%
      1,700,000    DEX MEDIA INCORPORATED                                                8.00         11/15/2013          1,759,500
      1,055,000    HOUGHTON MIFFLIN COMPANY                                              7.20         03/15/2011          1,090,606
      3,000,000    HOUGHTON MIFFLIN COMPANY^<<                                           9.43         10/15/2013          2,490,000
      2,290,000    PRIMEDIA INCORPORATED+/-                                             10.12         05/15/2010          2,278,550
      2,210,000    R.H. DONNELLEY CORPORATION--                                          6.88         01/15/2013          2,077,400
      1,900,000    UCAR FINANCE INCORPORATED<<                                          10.25         02/15/2012          2,023,500

                                                                                                                         11,719,556
                                                                                                                    ---------------

REAL ESTATE - 0.62%
      1,843,000    CB RICHARD ELLIS SERVICES INCORPORATED                                9.75         05/15/2010          1,999,655
                                                                                                                    ---------------

SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 0.20%
        600,000    E*TRADE FINANCIAL CORPORATION                                         8.00         06/15/2011            631,500
                                                                                                                    ---------------

STONE, CLAY, GLASS & CONCRETE PRODUCTS - 0.93%
      2,820,000    BWAY CORPORATION                                                     10.00         10/15/2010          2,989,200
                                                                                                                    ---------------

TEXTILE MILL PRODUCTS - 1.64%
      3,120,000    INTERFACE INCORPORATED                                                9.50         02/01/2014          3,198,000
      2,095,000    PERRY ELLIS INTERNATIONAL INCORPORATED SERIES B                       8.88         09/15/2013          2,074,050

                                                                                                                          5,272,050
                                                                                                                    ---------------

TRANSPORTATION EQUIPMENT - 1.99%
      2,430,000    FORD MOTOR COMPANY<<                                                  7.45         07/16/2031          1,725,300
      2,580,000    GENERAL MOTORS ACCEPTANCE CORPORATION<<                               8.00         11/01/2031          2,356,154
      2,110,000    REXNORD CORPORATION                                                  10.13         12/15/2012          2,321,000

                                                                                                                          6,402,454
                                                                                                                    ---------------

TRANSPORTATION SERVICES - 0.59%
      1,765,000    NEFF RENTAL/NEFF FINANCE--                                           11.25         06/15/2012          1,915,025
                                                                                                                    ---------------

TOTAL CORPORATE BONDS & NOTES (COST $253,268,491)                                                                       246,507,124
                                                                                                                    ---------------

FOREIGN CORPORATE BONDS - 5.25%

      2,405,000    INEOS GROUP HOLDINGS PLC--                                            8.50         02/15/2016          2,356,900
      3,970,000    INTELSAT BERMUDA LIMITED--<<                                          8.88         01/15/2015          4,118,875
      2,700,000    IPSCO INCORPORATED                                                    8.75         06/01/2013          2,949,750
      1,463,000    ISPAT INLAND ULC                                                      9.75         04/01/2014          1,664,163
      1,765,000    NOVELIS INCORPORATED--                                                7.25         02/15/2015          1,712,050

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INCOME FUNDS

                       PORTFOLIO OF INVESTMENTS -- FEBRUARY 28, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

HIGH INCOME FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                     INTEREST RATE   MATURITY DATE        VALUE
FOREIGN CORPORATE BONDS (CONTINUED)
$     2,350,000   ROGERS CABLE INCORPORATED                                              6.75%        03/15/2015    $     2,402,875
      1,630,000   ROGERS WIRELESS INCORPORATED+/-                                        7.62         12/15/2010          1,687,050

TOTAL FOREIGN CORPORATE BONDS(A) (COST $16,608,799)                                                                      16,891,663
                                                                                                                    ---------------

TERM LOANS - 5.04%
      2,450,000   EL PASO CORPORATION TERM LOAN B--+/-                                   7.31         11/22/2009          2,476,803
      3,230,000   GOODYEAR TIRE & RUBBER COMPANY TERM LOAN B--+/-                        7.06         04/08/2010          3,236,718
      2,000,000   GRAHAM PACKAGING COMPANY TERM LOAN C--+/-                              8.81         03/15/2012          2,041,660
      2,000,000   KOCH FORREST PRODUCTS 1ST LIEN TERM LOAN B                             6.75         12/23/2012          2,014,100
      1,000,000   KOCH FORREST PRODUCTS 2ND LIEN TERM LOAN C                             7.75         12/23/2013          1,019,580
        871,263   MIDWEST GENERATION LLC TERM LOAN--+/-                                  6.07         04/05/2011            880,411
      2,857,958   REGAL CINEMAS CORPORATION TERM LOAN B--+/-                             6.53         10/19/2010          2,887,624
      1,636,250   REVLON CONSUMER PRODUCTS CORPORATION TERM LOAN--+/-                   10.50         07/31/2010          1,678,514

TOTAL TERM LOANS (COST $16,075,297)                                                                                      16,235,410
                                                                                                                    ---------------

COLLATERAL FOR SECURITIES LENDING - 22.34%

SHARES

COLLATERAL INVESTED IN MONEY MARKET FUNDS - 0.04%
        133,694   SCUDDER DAILY ASSETS MONEY MARKET FUND                                                                    133,694

                                                                                                                            133,694
                                                                                                                    ---------------
PRINCIPAL

COLLATERAL INVESTED IN OTHER ASSETS - 22.30%
$       289,580   AMERICAN GENERAL FINANCE CORPORATION+/-                                4.60         03/15/2007            289,696
        321,755   APRECO LLC                                                             4.48         03/15/2006            321,192
        120,562   APRECO LLC                                                             4.63         05/15/2006            119,384
      2,155,760   AQUIFER FUNDING LIMITED                                                4.55         03/06/2006          2,154,424
        225,229   ATLAS CAPITAL FUNDING LIMITED                                          4.56         03/20/2006            224,693
        386,106   ATLAS CAPITAL FUNDING LIMITED                                          4.63         05/15/2006            382,334
        804,388   ATLAS CAPITAL FUNDING LIMITED+/-                                       4.56         10/20/2006            804,388
      1,608,776   ATLAS CAPITAL FUNDING CORPORATION SERIES MTN+/-                        4.55         11/03/2006          1,608,776
        133,496   ATOMIUM FUNDING CORPORATION                                            4.55         03/15/2006            133,263
        128,702   ATOMIUM FUNDING CORPORATION                                            4.54         04/12/2006            128,015
         32,176   BARTON CAPITAL CORPORATION                                             4.65         04/06/2006             32,028
        111,617   BETA FINANCE INCORPORATED SERIES MTN+/-                                4.64         06/02/2006            111,643
      2,702,744   BNP PARIBAS REPURCHASE AGREEMENT
                  (MATURITY VALUE $2,703,090)                                            4.61         03/01/2006          2,702,744
      1,786,997   BUCKINGHAM CDO LLC                                                     4.55         03/03/2006          1,786,550
        804,388   BUCKINGHAM CDO LLC                                                     4.57         03/23/2006            802,168
        477,614   BUCKINGHAM CDO LLC                                                     4.62         04/06/2006            475,426
        804,388   BUCKINGHAM CDO II LLC                                                  4.57         03/23/2006            802,168
      2,740,229   BUCKINGHAM CDO II LLC                                                  4.57         03/24/2006          2,732,309
        643,511   CAIRN HIGH GRADE FUNDING I                                             4.56         03/22/2006            641,818
        965,266   CAIRN HIGH GRADE FUNDING I                                             4.61         04/06/2006            960,845
        546,276   CEDAR SPRINGS CAPITAL COMPANY LLC                                      4.48         03/13/2006            545,457
        168,310   CEDAR SPRINGS CAPITAL COMPANY LLC                                      4.49         03/14/2006            168,036
      1,291,783   CEDAR SPRINGS CAPITAL COMPANY LLC                                      4.56         03/20/2006          1,288,709
        298,750   CEDAR SPRINGS CAPITAL COMPANY LLC                                      4.51         04/05/2006            297,420
        444,022   CEDAR SPRINGS CAPITAL COMPANY LLC                                      4.71         05/08/2006            440,088
        143,085   CEDAR SPRINGS CAPITAL COMPANY LLC                                      4.72         05/10/2006            141,780
        643,511   CEDAR SPRINGS CAPITAL COMPANY LLC                                      4.73         05/12/2006            637,474
      1,608,776   CONCORD MINUTEMEN CAPITAL COMPANY SERIES B+/-                          4.55         03/15/2006          1,608,776
        126,192   CORPORATE ASSET SECURITIZATION AUSTRALIA LIMITED                       4.55         03/08/2006            126,083
        629,032   CORPORATE ASSET SECURITIZATION AUSTRALIA LIMITED                       4.56         03/15/2006            627,931
        997,441   CREDIT SUISSE FIRST BOSTON NEW YORK SERIES YCD1+/-                     4.61         05/04/2006            996,514
        804,388   CULLINAN FINANCE CORPORATION+/-                                        4.71         11/15/2006            804,452
        643,446   DEER VALLEY FUNDING LLC                                                4.55         03/03/2006            643,285
        323,428   DEER VALLEY FUNDING LLC                                                4.56         03/13/2006            322,943

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INCOME FUNDS

                       PORTFOLIO OF INVESTMENTS -- FEBRUARY 28, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

HIGH INCOME FUND
--------------------------------------------------------------------------------

PRINCIPAL          SECURITY NAME                                                    INTEREST RATE   MATURITY DATE        VALUE
COLLATERAL INVESTED IN OTHER ASSETS (CONTINUED)
$     1,608,776    DEER VALLEY FUNDING LLC                                               4.58%        03/23/2006    $     1,604,336
        643,511    DEER VALLEY FUNDING LLC                                               4.52         04/10/2006            640,235
      6,435,105    DEUTSCHE BANK REPURCHASE AGREEMENT
                   (MATURITY VALUE $6,435,924)                                           4.58         03/01/2006          6,435,105
      1,218,294    GALLEON CAPITAL LLC                                                   4.60         03/01/2006          1,218,294
        772,213    GOLDMAN SACHS GROUP INCORPORATED+/-                                   4.66         06/30/2006            772,213
      1,842,049    HARRIER FINANCE FUNDING LLC                                           4.57         04/03/2006          1,834,312
        514,808    ING USA ANNUITY & LIFE INSURANCE+/-                                   4.72         06/06/2006            514,808
      6,435,105    JP MORGAN CHASE SECURITIES CORPORATION
                   (MATURITY VALUE $6,435,929)                                           4.61         03/01/2006          6,435,105
         41,828    K2 (USA) LLC--                                                        4.65         05/02/2006             41,490
        148,812    K2 (USA) LLC SERIES MTN+/-                                            4.63         07/24/2006            148,855
        482,633    KAUPTHING BANK HF SERIES MTN+/-                                       4.63         03/20/2007            482,614
      1,477,050    KLIO III FUNDING CORPORATION                                          4.56         03/17/2006          1,474,096
      1,801,829    KLIO III FUNDING CORPORATION                                          4.56         03/23/2006          1,796,856
         47,716    KLIO II FUNDING CORPORATION                                           4.52         03/16/2006             47,627
      2,413,164    KLIO II FUNDING CORPORATION                                           4.56         03/17/2006          2,408,338
         64,351    KLIO II FUNDING CORPORATION                                           4.60         04/05/2006             64,065
        257,404    LEHMAN BROTHERS HOLDINGS INCORPORATED+/-                              4.61         03/16/2006            257,404
      1,608,776    LEXINGTON PARKER CAPITAL CORPORATION                                  4.54         03/06/2006          1,607,779
         32,176    LEXINGTON PARKER CAPITAL CORPORATION                                  4.64         05/02/2006             31,915
        122,138    LEXINGTON PARKER CAPITAL CORPORATION                                  4.71         05/10/2006            121,024
        804,388    LIBERTY LIGHT US CAPITAL SERIES MTN+/-                                4.57         05/26/2006            804,485
         40,091    LIBERTY STREET FUNDING CORPORATION                                    4.56         03/22/2006             39,985
        372,046    LINKS FINANCE LLC SERIES MTN+/-                                       4.56         03/15/2006            372,038
         64,351    LINKS FINANCE LLC SERIES MTN1+/-                                      4.53         09/12/2006             64,351
        482,633    LIQUID FUNDING LIMITED+/-                                             4.55         03/03/2006            482,633
        740,037    LIQUID FUNDING LIMITED+/-                                             4.55         08/14/2006            740,037
        193,053    LIQUID FUNDING LIMITED SERIES MTN+/-                                  4.58         02/20/2007            193,028
        321,755    MBIA GLOBAL FUNDING LLC+/-                                            4.57         02/20/2007            321,717
      1,616,820    MERRILL LYNCH & COMPANY SERIES MTN+/-                                 4.80         10/27/2006          1,618,162
        148,812    MORGAN STANLEY SERIES EXL+/-                                          4.60         08/13/2010            148,852
        965,266    MORGAN STANLEY+/-                                                     4.63         10/10/2006            965,266
        482,633    MORGAN STANLEY+/-                                                     4.64         03/13/2006            482,633
         32,176    NATIONWIDE BUILDING SOC+/-                                            4.74         07/21/2006             32,193
        467,543    NEWPORT FUNDING CORPORATION                                           4.58         03/29/2006            465,897
        412,780    NIEUW AMSTERDAM RECEIVABLES CORPORATION                               4.63         04/03/2006            411,046
      1,697,259    NORTHERN ROCK PLC+/-                                                  4.63         04/21/2006          1,696,970
      1,608,776    NORTHERN ROCK PLC+/-                                                  4.57         02/05/2007          1,608,696
        900,915    PREMIUM ASSET TRUST SERIES 2001-2+/-                                  4.87         03/28/2006            900,933
        130,150    RACERS TRUST 2004-6-MM+/-                                             4.57         05/22/2006            130,160
        372,046    TANGO FINANCE CORPORATION SERIES MTN+/-                               4.63         10/25/2006            372,168
        804,388    TICONDEROGA FUNDING LLC                                               4.57         03/03/2006            804,187
        186,007    TRAVELERS INSURANCE COMPANY+/-                                        4.64         02/09/2007            186,003
      1,222,670    US BANK NA SERIES BKNT+/-                                             4.66         07/28/2006          1,222,731
        804,388    UNICREDITO ITALIANO SERIES YCD+/-                                     4.47         04/03/2006            804,388
        804,388    UNICREDITO ITALIANO SERIES LIB+/-                                     4.58         03/09/2007            804,284
        379,993    WHISTLEJACKET CAPITAL LIMITED                                         4.56         03/15/2006            379,328
        321,755    WHISTLEJACKET CAPITAL LIMITED+/-                                      4.53         06/09/2006            321,755
         32,176    WHITE PINE FINANCE LLC                                                4.66         04/18/2006             31,977
        804,388    WHITE PINE FINANCE LLC+/-                                             4.52         07/17/2006            804,388
        772,213    WHITE PINE FINANCE LLC SERIES MTN1+/-                                 4.57         06/12/2006            772,328

                                                                                                                         71,781,902
                                                                                                                    ---------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $71,915,596)                                                               71,915,596

                                                                                                                    ---------------
SHARES


SHORT-TERM INVESTMENTS - 6.47%
     20,827,674    WELLS FARGO ADVANTAGE MONEY MARKET TRUST~++                                                           20,827,674
                                                                                                                    ---------------

TOTAL SHORT-TERM INVESTMENTS (COST $20,827,674)                                                                          20,827,674
                                                                                                                    ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INCOME FUNDS

                       PORTFOLIO OF INVESTMENTS -- FEBRUARY 28, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

HIGH INCOME FUND
--------------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(COST $378,695,857)*                                 115.66%                                                        $   372,377,467

OTHER ASSETS AND LIABILITIES, NET                    (15.66)                                                            (50,415,016)
                                                     ------                                                         ---------------

TOTAL NET ASSETS                                     100.00%                                                        $   321,962,451
                                                     ------                                                         ---------------

^     ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

-- SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4 (2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

+/-   VARIABLE RATE INVESTMENTS.

(Y) PAYMENT-IN-KIND (PIK) SECURITIES ARE SECURITIES IN WHICH THE ISSUER MAY MAKE INTEREST OR DIVIDEND PAYMENTS IN CASH OR ADDITIONAL SECURITIES. THESE ADDITIONAL SECURITIES GENERALLY HAVE THE SAME TERMS AS THE ORIGINAL HOLDINGS.

^^ THIS SECURITY IS CURRENTLY IN DEFAULT WITH REGARDS TO SCHEDULED INTEREST OR PRINCIPAL PAYMENTS.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

++    SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $20,827,674.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INCOME FUNDS

                       PORTFOLIO OF INVESTMENTS -- FEBRUARY 28, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

SHORT-TERM BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL          SECURITY NAME                                                    INTEREST RATE   MATURITY DATE        VALUE
AGENCY NOTES - INTEREST BEARING - 0.27%
$       500,000    FNMA                                                                  2.15%        04/13/2006    $       498,456
        485,000    FNMA                                                                  3.88         11/17/2008            471,775
        350,000    FNMA                                                                  6.63         09/15/2009            368,946

TOTAL AGENCY NOTES - INTEREST BEARING (COST $1,348,222)                                                                  1,339,177
                                                                                                                    ---------------

AGENCY SECURITIES - 9.71%

FEDERAL HOME LOAN BANK - 0.09%
        270,000    FHLB                                                                  2.00         07/10/2006            267,251
        200,000    FHLB                                                                  3.38         10/05/2007            195,298

                                                                                                                            462,549
                                                                                                                    ---------------

FEDERAL HOME LOAN MORTGAGE CORPORATION - 3.42%
      4,700,000    FHLMC<<                                                               4.38         07/30/2009          4,616,608
          4,982    FHLMC #160089                                                        10.75         09/01/2009              5,302
         16,155    FHLMC #170151                                                        10.50         01/01/2016             18,038
          5,456    FHLMC #183254                                                         9.50         03/01/2011              5,853
         12,613    FHLMC #185784                                                        10.75         11/01/2010             13,270
         39,980    FHLMC #1B0123+/-                                                      6.02         09/01/2031             40,906
         51,105    FHLMC #1B0128+/-                                                      6.18         09/01/2031             51,916
         50,154    FHLMC #255531                                                        10.25         07/01/2009             52,506
         15,133    FHLMC #257384                                                        10.75         09/01/2010             16,128
         14,633    FHLMC #259511                                                        11.25         11/01/2009             15,868
          4,761    FHLMC #360016                                                        10.50         11/01/2017              5,390
          3,848    FHLMC #360056                                                        10.50         02/01/2019              4,373
          3,668    FHLMC #360057                                                        10.50         03/01/2019              4,123
          3,482    FHLMC #360059                                                        10.50         04/01/2019              3,962
          1,620    FHLMC #360061                                                        10.50         05/01/2019              1,841
         37,772    FHLMC #360063                                                        10.50         06/01/2019             42,839
          5,206    FHLMC #360065                                                        10.50         07/01/2019              5,929
      1,109,009    FHLMC #555316                                                         9.00         06/01/2019          1,197,040
        828,796    FHLMC #555408<<                                                      10.50         08/01/2018            938,183
        836,674    FHLMC #555500<<                                                       8.50         09/01/2017            895,425
      1,119,350    FHLMC #555514<<                                                       9.00         10/01/2019          1,245,293
         94,586    FHLMC #786823+/-                                                      6.04         07/01/2029             99,256
        797,031    FHLMC #789272+/-<<                                                    5.72         04/01/2032            822,918
        571,911    FHLMC #865496+/-                                                      5.52         05/01/2026            578,253
        781,126    FHLMC #A01734<<                                                       9.00         08/01/2018            846,514
      1,380,823    FHLMC #G01126<<                                                       9.50         12/01/2022          1,516,051
        270,113    FHLMC #G10747                                                         7.50         10/01/2012            281,919
      1,158,875    FHLMC #G11150<<                                                       7.50         12/01/2011          1,193,878
         88,312    FHLMC #G11345<<                                                       7.50         12/01/2011             91,371
        129,319    FHLMC #G11391                                                         7.50         06/01/2012            134,862
        264,011    FHLMC #G90023                                                         7.00         11/17/2013            272,204
      2,000,000    FHLMC SERIES MTN<<                                                    2.75         10/06/2006          1,975,028

                                                                                                                         16,993,047
                                                                                                                    ---------------

FEDERAL NATIONAL MORTGAGE ASSOCIATION - 4.70%
        306,000    FNMA<<                                                                6.00         05/15/2011            320,244
          6,789    FNMA #100001                                                          9.00         02/15/2020              7,500
      2,531,086    FNMA #100042<<                                                       11.00         10/15/2020          2,783,022
        676,815    FNMA #100202                                                          9.50         02/15/2011            718,197
        230,892    FNMA #100255                                                          8.33         07/15/2020            253,597
        949,524    FNMA #190075                                                          8.50         02/01/2023          1,011,028
        508,144    FNMA #302507                                                          9.00         11/01/2024            557,236
        112,815    FNMA #313617                                                          8.00         09/01/2023            119,984
      1,553,687    FNMA #323582<<                                                        8.00         04/01/2017          1,648,207
        209,048    FNMA #392645                                                          8.00         12/01/2013            212,022
        788,373    FNMA #426828                                                          8.00         09/01/2019            844,741

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INCOME FUNDS

                       PORTFOLIO OF INVESTMENTS -- FEBRUARY 28, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

SHORT-TERM BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL          SECURITY NAME                                                    INTEREST RATE   MATURITY DATE        VALUE
FEDERAL NATIONAL MORTGAGE ASSOCIATION (CONTINUED)
$       514,914    FNMA #426832                                                          8.50%        07/01/2018    $       555,251
      1,547,765    FNMA #545131<<                                                        8.00         03/01/2013          1,592,804
        337,716    FNMA #545157                                                          8.50         11/01/2012            349,485
        742,816    FNMA #545460+/-<<                                                     5.82         11/01/2031            766,052
      2,503,193    FNMA #598559<<                                                        6.50         08/01/2031          2,590,553
        389,278    FNMA #70801                                                          12.00         03/01/2017            435,663
      3,553,375    FNMA #712107<<                                                        6.00         03/01/2033          3,593,706
      5,000,000    FNMA SERIES 1<<                                                       3.00         11/09/2006          4,935,970

                                                                                                                         23,295,262
                                                                                                                    ---------------

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 1.49%
        150,034    GNMA #780029                                                          9.00         11/15/2024            163,071
      3,169,664    GNMA #780110                                                         12.50         04/15/2019          3,619,133
         70,407    GNMA #780134                                                          8.50         05/15/2010             70,939
        506,209    GNMA #780267                                                          9.00         11/15/2017            552,461
        215,355    GNMA #780288                                                          8.00         12/15/2023            233,684
         68,658    GNMA #780333                                                          8.00         12/15/2008             69,651
        190,380    GNMA #780434                                                          7.50         12/15/2007            191,379
      2,207,921    GNMA #781311<<                                                        7.50         02/15/2013          2,292,249
        184,084    GNMA #781540<<                                                        7.00         05/15/2013            190,522
         20,392    GNMA #927                                                            10.00         02/20/2018             22,855

                                                                                                                          7,405,944
                                                                                                                    ---------------

SMALL BUSINESS ADMINISTRATION - 0.01%
      1,363,269    SBA #0191--(C)                                                        4.35         07/30/2018             36,638
                                                                                                                    ---------------

TOTAL AGENCY SECURITIES (COST $48,543,012)                                                                               48,193,440
                                                                                                                    ---------------

ASSET BACKED SECURITIES - 12.64%
      5,000,000    AAMES MORTGAGE TRUST SERIES 2003-1 CLASS M1+/-                        5.26         10/25/2033          5,013,306
      5,189,494    ACCREDITED MORTGAGE LOAN TRUST SERIES 2004-3 CLASS 1A2+/-             3.44         10/25/2034          5,157,902
      3,900,000    BANK ONE ISSUANCE TRUST SERIES 2004-B1 CLASS B1+/-                    4.89         03/15/2012          3,922,866
      2,192,078    BEAR STEARNS ASSET BACKED SECURITIES INCORPORATED SERIES
                   2003-ABF1 CLASS AIO(C)                                                4.00         03/25/2006                699
      6,000,000    CAPITAL ONE MASTER TRUST SERIES 2001-5 CLASS A                        5.30         06/15/2009          6,013,322
        133,950    CAPITAL ONE PRIME AUTO RECEIVABLES TRUST SERIES 2004-3 CLASS
                   A2                                                                    3.04         07/15/2007            133,686
        499,991    CDC MORTGAGE CAPITAL TRUST SERIES 2003-HE4 CLASS M1+/-                5.23         03/25/2034            501,602
      2,500,000    CHASE FUNDING MORTGAGE LOAN ASSET-BACKED CERTIFICATES SERIES
                   2003-5 CLASS 2M1+/-                                                   5.18         05/25/2033          2,509,799
      7,090,695    CONTIMORTGAGE HOME EQUITY TRUST SERIES 1996-2 CLASS IO+/-(C)          0.54         07/15/2027              4,432
      2,774,671    CONTIMORTGAGE NET INTEREST MARGIN NOTES SERIES 1997-A CLASS A         7.23         07/16/2028                867
      1,961,658    COUNTRYWIDE HOME EQUITY LOAN TRUST SERIES 2002-C CLASS A+/-           4.81         05/15/2028          1,962,976
        915,720    COUNTRYWIDE HOME EQUITY LOAN TRUST SERIES 2004-I CLASS A+/-           4.86         02/15/2034            918,226
      2,839,082    COUNTRYWIDE HOME EQUITY LOAN TRUST SERIES 2004-Q CLASS 2A+/-          4.87         12/15/2033          2,845,385
     47,242,227    EASTMAN HILL FUNDING LIMITED SERIES 1A CLASS A2--(C)                  0.83         09/29/2031          1,133,813
      3,047,753    EQUIFIRST MORTGAGE LOAN TRUST SERIES 2003-2 CLASS 3A3+/-              5.28         09/25/2033          3,054,677
      5,188,000    GS AUTO LOAN TRUST SERIES 2005-1 CLASS A2                             4.32         05/15/2008          5,174,792
      5,959,240    GSAA HOME EQUITY TRUST SERIES 2005-9 CLASS 2A1+/-                     4.70         08/25/2035          5,952,427
      3,000,000    HOME EQUITY ASSET TRUST SERIES 2003-6 CLASS M1+/-                     5.28         02/25/2034          3,016,561
      1,441,825    RAILCAR LEASING LLC SERIES 1 CLASS A1--                               6.75         07/15/2006          1,446,453
        521,576    RESIDENTIAL ASSET SECURITIES CORPORATION SERIES 2001-KS1
                   CLASS AII+/-                                                          4.82         03/25/2032            521,716
        500,000    RESIDENTIAL ASSET SECURITIES CORPORATION SERIES 2003-KS8
                   CLASS MII1+/-                                                         5.21         10/25/2033            500,502
      4,000,000    STRUCTURED ASSET INVESTMENT LOAN TRUST SERIES 2003-BC10 CLASS
                   M1+/-                                                                 5.33         10/25/2033          4,007,688
      4,000,000    STRUCTURED ASSET INVESTMENT LOAN TRUST SERIES 2003-BC3 CLASS
                   M1+/-                                                                 5.53         04/25/2033          4,013,504
        883,548    TERWIN MORTGAGE TRUST SERIES 2004-21HE CLASS 1A1+/-                   5.06         12/25/2034            885,324
      4,000,000    WILLIAM STREET FUNDING CORPORATION CLASS 2005-1 CLASS A+/---          4.88         01/23/2011          3,998,648

TOTAL ASSET BACKED SECURITIES (COST $66,393,671)                                                                         62,691,173
                                                                                                                    ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INCOME FUNDS

                       PORTFOLIO OF INVESTMENTS -- FEBRUARY 28, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

SHORT-TERM BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL          SECURITY NAME                                                    INTEREST RATE   MATURITY DATE        VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - 20.71%
$     1,033,569    ASSET SECURITIZATION CORPORATION SERIES 1995-MD4 CLASS A1             7.10%        08/13/2029    $     1,049,632
     37,000,000    BANC OF AMERICA COMMERCIAL MORTGAGE INCORPORATED SERIES
                   2001-PB1 CLASS XP+/---(C)                                             1.53         05/11/2035          2,306,562
        579,578    BANK OF AMERICA MORTGAGE SECURITIES SERIES 2002-K CLASS
                   3A1+/-                                                                6.08         10/20/2032            586,098
      2,881,492    CHASE MORTGAGE FINANCE CORPORATION SERIES 2005-A1 CLASS
                   2A2+/-                                                                5.26         12/25/2035          2,861,025
      1,593,328    CITIGROUP MORTGAGE LOAN TRUST INCORPORATED SERIES 2004-HYB4
                   CLASS AA+/-                                                           4.91         12/25/2034          1,593,328
        518,533    COUNTRYWIDE ALTERNATIVE LOAN TRUST SERIES J8 CLASS 4A1                6.00         02/25/2017            521,390
      1,459,007    COUNTRYWIDE HOME LOAN MORTGAGE PASS-THROUGH TRUST SERIES
                   2001-HYB1 CLASS 2A1+/-                                                5.46         06/19/2031          1,458,151
        708,252    COUNTRYWIDE HOME LOAN MORTGAGE PASS-THROUGH TRUST SERIES
                   2004-20 CLASS 3A1+/-                                                  6.21         09/25/2034            727,303
      1,989,977    COUNTRYWIDE HOME LOANS SERIES 2006-HYB1 CLASS 2A2A+/-                 5.64         03/20/2036          1,987,793
        216,206    CS FIRST BOSTON MORTGAGE SECURITIES CORPORATION SERIES
                   1997-C2 CLASS A2                                                      6.52         01/17/2035            216,183
     43,014,000    CS FIRST BOSTON MORTGAGE SECURITIES CORPORATION SERIES
                   2001-CK6 CLASS ACP+/-(C)                                              0.93         08/15/2036          1,025,312
      1,145,740    DLJ COMMERCIAL MORTGAGE CORPORATION SERIES 2000-CF1 CLASS A1A         7.45         06/10/2033          1,145,419
        786,859    DREXEL BURNHAM LAMBERT CMO TRUST SERIES T CLASS 4                     8.45         09/20/2019            786,291
        346,169    FHLMC SERIES 2198 CLASS SC+/-                                         9.00         06/15/2028            362,239
      2,643,841    FHLMC SERIES 3049 CLASS G<<                                           5.50         05/15/2034          2,642,491
      1,635,485    FHLMC STRUCTURED PASS-THROUGH SECURITIES SERIES T-42 CLASS A6         9.50         02/25/2042          1,752,233
         94,400    FHLMC STRUCTURED PASS-THROUGH SECURITIES SERIES T-57 CLASS
                   2A1+/-                                                                4.80         07/25/2043             97,805
      3,386,410    FHLMC STRUCTURED PASS-THROUGH SECURITIES SERIES T-59 CLASS
                   2A1+/-                                                                4.91         10/25/2043          3,494,353
        316,875    FNMA GRANTOR TRUST SERIES 2002-T1 CLASS A4                            9.50         11/25/2031            336,247
      2,427,579    FNMA GRANTOR TRUST SERIES 2002-T12 CLASS A4                           9.50         05/25/2042          2,601,675
        735,300    FNMA SERIES 1989-29 CLASS Z                                          10.00         06/25/2019            791,593
        521,515    FNMA SERIES 1989-63 CLASS Z                                           9.40         10/25/2019            553,472
        959,053    FNMA SERIES G95-2 CLASS IO+/-(C)                                     10.00         05/25/2020            295,659
            987    FNMA STRIP SERIES 107 CLASS 1^                                        3.96         10/25/2006                976
        527,668    FNMA WHOLE LOAN SERIES 2003-W10 CLASS 3A2A                            2.20         07/25/2037            523,784
        566,062    FNMA WHOLE LOAN SERIES 2003-W11 CLASS A1+/-                           6.36         06/25/2033            570,774
      4,690,056    FNMA WHOLE LOAN SERIES 2003-W6 CLASS 6A+/-                            4.89         08/25/2042          4,750,415
        449,221    FNMA WHOLE LOAN SERIES 2003-W6 CLASS PT4+/-                           9.70         10/25/2042            484,632
      3,351,280    FNMA WHOLE LOAN SERIES 2003-W8 CLASS 1A3                              4.75         12/25/2042          3,317,753
    100,000,000    GE CAPITAL COMMERCIAL MORTGAGE CORPORATION SERIES 2001-1
                   CLASS X2+/---(C)                                                      0.95         05/15/2033          1,949,840
     75,000,000    GE CAPITAL COMMERCIAL MORTGAGE CORPORATION SERIES 2001-2
                   CLASS X2+/---(C)                                                      1.01         08/11/2033          2,023,065
      1,733,863    GMAC COMMERCIAL MORTGAGE SECURITIES INCORPORATED SERIES
                   2000-C2 CLASS A1                                                      7.27         08/16/2033          1,747,253
     67,720,000    GMAC COMMERCIAL MORTGAGE SECURITIES INCORPORATED SERIES
                   2001-C2 CLASS X2+/---(C)                                              0.71         04/15/2034          1,219,136
        205,389    GMBS CERTIFICATES SERIES 1990-1 CLASS Z                               9.25         01/28/2020            204,703
        402,101    GOLDEN NATIONAL MORTGAGE ASSET BACKED CERTIFICATES SERIES
                   1998-GN1 CLASS M2                                                     8.02         02/25/2027            400,822
      6,000,000    GREENWICH CAPITAL COMMERCIAL FUNDING CORPORATION SERIES
                   2002-C1 CLASS XPB+/---(C)                                             1.76         01/11/2035            187,597
      5,353,852    GREENWICH CAPITAL COMMERCIAL FUNDING CORPORATION SERIES
                   2004-GG1 CLASS A2                                                     3.84         06/10/2036          5,242,504
      1,201,616    GSMPS MORTGAGE LOAN TRUST SERIES 1998-1 CLASS A--                     8.00         09/19/2027          1,263,989
      4,243,201    GSMPS MORTGAGE LOAN TRUST SERIES 2004-4 CLASS 1AF+/---                4.98         06/25/2034          4,266,720
      3,198,216    GSMPS MORTGAGE LOAN TRUST SERIES 2004-4 CLASS 2A1+/---                4.93         06/25/2034          3,276,319
      2,000,000    GSMPS MORTGAGE LOAN TRUST SERIES 2006-RP1 CLASS 1AF1+/---             4.93         01/25/2036          1,998,359
      1,240,913    GSR MORTGAGE LOAN TRUST SERIES 2004-1 CLASS 2A2+/-                    5.22         04/25/2032          1,242,997
     15,015,430    INDYMAC INDEX MORTGAGE LOAN TRUST SERIES 2004-AR14 CLASS
                   AX1+/-(C)                                                             0.80         01/25/2035            150,154
    103,406,025    INDYMAC INDEX MORTGAGE LOAN TRUST SERIES 2004-AR8 CLASS
                   AX1+/-(C)                                                             0.80         11/25/2034            985,589
    125,000,000    JP MORGAN CHASE COMMERCIAL MORTGAGE SECURITIES CORPORATION
                   SERIES 2001-CIB2 CLASS X2+/---(C)                                     1.00         04/15/2035          2,729,925
      3,407,245    JP MORGAN MORTGAGE TRUST SERIES 2005-A2 CLASS 3A1+/-                  4.92         04/25/2035          3,373,894
      3,315,985    JP MORGAN MORTGAGE TRUST SERIES 2005-A3 CLASS 7CA1+/-                 5.37         06/25/2035          3,285,523
      2,898,967    JP MORGAN MORTGAGE TRUST SERIES 2005-A5 CLASS 3A1+/-                  5.37         08/25/2035          2,882,472
      2,949,192    JP MORGAN RESIDENTIAL MORTGAGE ACCEPTANCE SERIES 2006-R1
                   CLASS 1A1--+/-                                                        4.96         09/28/2044          2,922,354
         73,575    MASTER ADJUSTABLE RATE MORTGAGES TRUST SERIES 2002-3 CLASS
                   4A1+/-                                                                6.17         10/25/2032             73,422
     68,173,444    MORGAN STANLEY CAPITAL I SERIES 1999-WF1 CLASS X+/---(C)              0.74         11/15/2031          1,473,290

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INCOME FUNDS

                       PORTFOLIO OF INVESTMENTS -- FEBRUARY 28, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

SHORT-TERM BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL          SECURITY NAME                                                    INTEREST RATE   MATURITY DATE        VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
$     1,800,049    NOMURA ASSET ACCEPTANCE CORPORATION SERIES 2003-A3 CLASS
                   AIO+/-(C)                                                             5.15%        03/25/2006    $           729
      2,021,644    NOMURA ASSET ACCEPTANCE CORPORATION SERIES 2005-AP2 CLASS
                   A1+/-                                                                 4.70         05/25/2035          2,022,187
      6,276,668    RESIDENTIAL FINANCE LIMITED PARTNERSHIP SERIES 2003-C CLASS
                   B3+/---                                                               5.97         09/10/2035          6,445,960
      1,239,351    RURAL HOUSING TRUST 1987-1 SERIES 3 CLASS C                           7.33         04/01/2026          1,237,671
        195,071    SALOMON BROTHERS MORTGAGE SECURITIES VI SERIES 1987-3
                   CLASS A^                                                              5.51         10/23/2017            173,029
      4,235,736    STRUCTURED ASSET SECURITIES CORPORATION SERIES 1998-RF2
                   CLASS A+/---                                                          8.53         07/15/2027          4,300,418
        358,372    STRUCTURED ASSET SECURITIES CORPORATION SERIES 2002-8A
                   CLASS 3A+/-                                                           5.67         05/25/2032            356,600
         20,443    STRUCTURED MORTGAGE ASSET RESIDENTIAL TRUST SERIES 1992-5B
                   CLASS BO^                                                             0.99         06/25/2023             19,230
        176,819    USGI FHA PROJECT LOAN                                                 7.44         11/24/2019            176,978
        928,537    WASHINGTON MUTUAL INCORPORATED SERIES 2002-AR10 CLASS A6+/-           4.82         10/25/2032            922,333
      1,156,423    WASHINGTON MUTUAL INCORPORATED SERIES 2002-AR15 CLASS A5+/-           4.38         12/25/2032          1,138,420
      3,028,000    WASHINGTON MUTUAL INCORPORATED SERIES 2003-AR7 CLASS A5+/-            3.07         08/25/2033          2,972,183
        545,077    WILSHIRE FUNDING CORPORATION SERIES 1996-3 CLASS M2+/-                6.46         08/25/2032            543,365
        545,077    WILSHIRE FUNDING CORPORATION SERIES 1996-3 CLASS M3+/-                6.46         08/25/2032            543,365
        175,141    WILSHIRE FUNDING CORPORATION SERIES 1998-WFC2 CLASS M1+/-             6.35         12/28/2037            175,141

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $101,904,898)                                                           102,768,124
                                                                                                                    ---------------

CORPORATE BONDS & NOTES - 44.94%

AMUSEMENT & RECREATION SERVICES - 0.43%
        627,224    DISNEY CRAVE CUSTOM REPACKAGED--                                      7.20         01/10/2007            631,082
      1,500,000    SAN MANUEL ENTERTAINMENT AUTHORITY SERIES 04-B+/---                   4.73         12/01/2010          1,500,000

                                                                                                                          2,131,082
                                                                                                                    ---------------

BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS - 0.60%
      3,000,000    CENTEX CORPORATION                                                    4.88         08/15/2008          2,958,150
                                                                                                                     --------------

BUSINESS SERVICES - 0.83%
      1,440,000    BEAVER VALLEY II FUNDING CORPORATION                                  8.63         06/01/2007          1,460,664
      2,700,000    CATERPILLAR FINANCIAL SERVICES CORPORATION SERIES MTNF                4.50         09/01/2008          2,658,720

                                                                                                                          4,119,384
                                                                                                                     --------------

COMMUNICATIONS - 7.50%
      1,250,000    AIRGATE PCS INCORPORATED+/-                                           8.35         10/15/2011          1,295,312
      3,000,000    AMFM INCORPORATED                                                     8.00         11/01/2008          3,172,185
      2,350,000    AT&T INCORPORATED                                                     4.13         09/15/2009          2,263,433
        460,000    CINGULAR WIRELESS SERVICES                                            7.35         03/01/2006            460,000
      2,500,000    CITIZENS COMMUNICATIONS COMPANY                                       7.60         06/01/2006          2,512,500
      1,800,000    CLEAR CHANNEL COMMUNICATIONS                                          3.13         02/01/2007          1,762,393
      3,230,000    COX COMMUNICATIONS INCORPORATED                                       7.75         08/15/2006          3,261,163
        405,000    LENFEST COMMUNICATIONS INCORPORATED                                  10.50         06/15/2006            410,164
      1,750,000    QWEST CORPORATION+/---                                                7.74         06/15/2013          1,911,875
      3,500,000    SPRINT CAPITAL CORPORATION                                            6.13         11/15/2008          3,577,423
        500,000    TIME WARNER COMPANY INCORPORATED                                      7.48         01/15/2008            518,078
      5,100,000    TIME WARNER ENTERTAINMENT COMPANY LIMITED PARTNERSHIP                 7.25         09/01/2008          5,309,957
      2,910,000    UNIVISION COMMUNICATIONS INCORPORATED                                 2.88         10/15/2006          2,868,317
      6,935,000    VERIZON GLOBAL FUNDING CORPORATION<<                                  4.00         01/15/2008          6,790,336
        800,000    VERIZON GLOBAL FUNDING CORPORATION SERIES MTN                         7.60         03/15/2007            815,070
        300,000    VERIZON WIRELESS CAPITAL LLC                                          5.38         12/15/2006            300,569

                                                                                                                         37,228,775
                                                                                                                     --------------

COMPUTER HARDWARE - 0.77%
      3,900,000    IBM CORPORATION SERIES MTN                                            3.80         02/01/2008          3,808,541
                                                                                                                     --------------

DEPOSITORY INSTITUTIONS - 5.61%
      6,800,000    BANK OF AMERICA CORPORATION                                           5.25         02/01/2007          6,809,588
     10,550,000    BANK ONE NA                                                           6.25         02/15/2008         10,751,821
        500,000    FIRST BANK NATIONAL ASSOCIATION                                       6.50         02/01/2008            513,503

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INCOME FUNDS

                       PORTFOLIO OF INVESTMENTS -- FEBRUARY 28, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

SHORT-TERM BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL          SECURITY NAME                                                    INTEREST RATE   MATURITY DATE        VALUE
DEPOSITORY INSTITUTIONS (CONTINUED)
$      5,000,000   HUNTINGTON CAPITAL TRUST I+/-                                        5.36%         02/01/2027    $     4,794,620
       5,000,000   STAR BANC CAPITAL TRUST I+/-                                         5.26          06/15/2027          4,940,955

                                                                                                                         27,810,487
                                                                                                                    ---------------
ELECTRIC, GAS & SANITARY SERVICES - 2.09%
       2,000,000   AMEREN CORPORATION                                                   4.26          05/15/2007          1,974,550
       4,500,000   ENTERGY GULF STATES INCORPORATED                                     5.12          08/01/2010          4,350,816
       3,920,000   WASTE MANAGEMENT INCORPORATED                                        6.50          11/15/2008          4,043,445

                                                                                                                         10,368,811
                                                                                                                    ---------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
COMPUTER EQUIPMENT - 0.42%
       2,000,000   AMETEK INCORPORATED                                                  7.20          07/15/2008          2,065,800
                                                                                                                    ---------------
FOOD & KINDRED PRODUCTS - 1.94%
       4,700,000   GENERAL MILLS INCORPORATED                                           3.88          11/30/2007          4,593,103
       3,250,000   HJ HEINZ COMPANY--                                                   6.43          12/01/2008          3,320,525
       1,700,000   KRAFT FOODS INCORPORATED                                             5.25          06/01/2007          1,699,011

                                                                                                                          9,612,639
                                                                                                                    ---------------
FOOD STORES - 1.89%
       2,750,000   KROGER COMPANY                                                       7.63          09/15/2006          2,780,561
       4,000,000   SAFEWAY INCORPORATED                                                 6.15          03/01/2006          4,000,000
       2,500,000   YUM! BRANDS INCORPORATED                                             7.65          05/15/2008          2,618,615

                                                                                                                          9,399,176
                                                                                                                    ---------------
GENERAL MERCHANDISE STORES - 1.52%
         346,971   WAL-MART CUSTOM REPACKAGED ASSET VEHICLE--                           7.35          07/17/2006            347,742
       7,500,000   WAL-MART STORES INCORPORATED                                         3.38          10/01/2008          7,193,325

                                                                                                                          7,541,067
                                                                                                                    ---------------
HEALTH SERVICES - 0.54%
       2,650,000   HCA INCORPORATED                                                     7.13          06/01/2006          2,661,570
                                                                                                                    ---------------
HOLDING & OTHER INVESTMENT OFFICES - 2.14%
               1   CONTISECURITIES ASSET FUNDING LLC                                    5.00          07/15/2027                  1
         908,637   CORE INVESTMENT GRADE TRUST                                          4.66          11/30/2007            891,718
       5,000,000   PRINCIPAL LIFE GLOBAL FUNDING I--                                    5.13          06/28/2007          4,973,040
       5,000,000   PRINCIPAL LIFE GLOBAL FUNDING I--                                    2.80          06/26/2008          4,751,085

                                                                                                                         10,615,844
                                                                                                                    ---------------
HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES - 0.94%
       2,500,000   HARRAHS OPERATING COMPANY INCORPORATED                               7.50          01/15/2009          2,628,217
       2,000,000   MIRAGE RESORTS INCORPORATED                                          6.75          02/01/2008          2,027,500

                                                                                                                          4,655,717
                                                                                                                    ---------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 0.64%
       3,200,000   JOHN DEERE CAPITAL CORPORATION                                       3.88          03/07/2007          3,159,481
                                                                                                                    ---------------

INSURANCE CARRIERS - 2.74%
       7,000,000   PROTECTIVE LIFE US FUNDING TRUST--                                   5.88          08/15/2006          7,023,044
       1,800,000   PRUDENTIAL FINANCIAL INCORPORATED+/-                                 4.10          11/15/2006          1,787,821
       2,000,000   UNUMPROVIDENT CORPORATION                                            6.00          05/15/2008          2,009,460

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INCOME FUNDS

                       PORTFOLIO OF INVESTMENTS -- FEBRUARY 28, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

SHORT-TERM BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL          SECURITY NAME                                                    INTEREST RATE   MATURITY DATE        VALUE
INSURANCE CARRIERS (CONTINUED)
$      2,750,000   WELLPOINT HEALTH NETWORKS                                            6.38%         06/15/2006    $     2,761,198

                                                                                                                         13,581,523
                                                                                                                    ---------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC,
MEDICAL & OPTICAL GOODS - 0.47%
       2,300,000   BAUSCH & LOMB INCORPORATED                                           6.95          11/15/2007          2,352,461
                                                                                                                    ---------------
MOTION PICTURES - 0.09%
         460,000   NEWS AMERICA INCORPORATED                                            6.63          01/09/2008            470,941
                                                                                                                    ---------------
MUNICIPAL - 0.23%
       1,330,000   HARRIS COUNTY TX CAPITAL APPRECIATION 3RD LIEN SERIES A2
                   (SPORTS FACILITIES REVENUE, MBIA INSURED)^                           5.04          12/01/2008          1,136,711
                                                                                                                    ---------------
NON-DEPOSITORY CREDIT INSTITUTIONS - 5.63%
       4,700,000   COUNTRYWIDE HOME LOAN                                                5.63          07/15/2009          4,739,367
      12,250,000   GENERAL ELECTRIC CAPITAL CORPORATION                                 3.50          05/01/2008         11,866,073
          15,000   GENERAL ELECTRIC CAPITAL CORPORATION SERIES MTNA                     5.38          03/15/2007             15,042
         750,000   GENERAL ELECTRIC CAPITAL CORPORATION SERIES MTNA                     6.50          12/10/2007            767,293
       2,250,000   GENERAL MOTORS ACCEPTANCE CORPORATION                                7.75          01/19/2010          2,120,535
       2,500,000   HSBC FINANCE CORPORATION                                             5.84          02/15/2008          2,526,300
       2,000,000   RESIDENTIAL CAPITAL CORPORATION                                      6.00          02/22/2011          1,987,230
       4,000,000   WASHINGTON MUTUAL BANK                                               4.50          08/25/2008          3,934,768

                                                                                                                         27,956,608
                                                                                                                    ---------------
OIL & GAS EXTRACTION - 1.00%
       2,500,000   DEVON ENERGY CORPORATION                                             2.75          08/01/2006          2,473,885
       2,500,000   MARATHON OIL CORPORATION                                             5.38          06/01/2007          2,502,552

                                                                                                                          4,976,437
                                                                                                                    ---------------
PAPER & ALLIED PRODUCTS - 0.41%
       2,000,000   INTERNATIONAL PAPER COMPANY                                          6.50          11/15/2007          2,035,436
                                                                                                                    ---------------
PIPELINES, EXCEPT NATURAL GAS - 0.36%
       1,800,000   PLAINS ALL AMERICAN PIPELINE LP<<                                    4.75          08/15/2009          1,761,529
                                                                                                                    ---------------
PRIMARY METAL INDUSTRIES - 0.22%
       1,000,000   UNITED STATES STEEL CORPORATION                                     10.75          08/01/2008          1,105,000
                                                                                                                    ---------------
PRINTING, PUBLISHING & ALLIED INDUSTRIES - 0.40%
       2,000,000   MEDIA GENERAL INCORPORATED                                           6.95          09/01/2006          2,009,072
                                                                                                                    ---------------
RAILROAD TRANSPORTATION - 0.70%
         460,000   CSX CORPORATION                                                      6.25          10/15/2008            471,055
       2,980,000   UNION PACIFIC CORPORATION                                            5.75          10/15/2007          3,006,617

                                                                                                                          3,477,672
                                                                                                                    ---------------

REAL ESTATE - 0.82%
       2,000,000   EOP OPERATING LP                                                     6.75          02/15/2008          2,048,754
       2,000,000   HIGHWOODS REALTY LP                                                  7.00          12/01/2006          2,016,798

                                                                                                                          4,065,552
                                                                                                                    ---------------
REAL ESTATE INVESTMENT TRUSTS (REITS) - 0.40%
       2,000,000   ISTAR FINANCIAL INCORPORATED+/-                                      5.04          03/16/2009          2,009,650
                                                                                                                    ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INCOME FUNDS

                       PORTFOLIO OF INVESTMENTS -- FEBRUARY 28, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

SHORT-TERM BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL          SECURITY NAME                                                    INTEREST RATE   MATURITY DATE        VALUE
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 0.11%
$       540,000  JP MORGAN CHASE & COMPANY<<                                             4.00%        02/01/2008    $       529,413
                                                                                                                    ---------------
TOBACCO PRODUCTS - 0.41%
      2,000,000    ALTRIA GROUP INCORPORATED                                             7.20         02/01/2007          2,024,298
                                                                                                                    ---------------
TRANSPORTATION EQUIPMENT - 3.09%
      5,800,000    DAIMLERCHRYSLER NA HOLDING CORPORATION                                4.75         01/15/2008          5,729,287
      3,000,000    JOHNSON CONTROLS INCORPORATED                                         5.25         01/15/2011          2,978,250
      3,125,000    RAYTHEON COMPANY                                                      6.75         08/15/2007          3,187,481
        400,000    TEXAS EASTERN TRANSMISSION LIMITED PARTNERSHIP                        5.25         07/15/2007            398,657
      3,000,000    TRW INCORPORATED SERIES MTNC                                          6.73         07/11/2007          3,048,351

                                                                                                                         15,342,026
                                                                                                                    ---------------

TOTAL CORPORATE BONDS & NOTES (COST $226,159,966)                                                                       222,970,853
                                                                                                                    ---------------

FOREIGN CORPORATE BONDS - 4.73%
      3,450,000    BRITISH SKY BROADCASTING GROUP PLC                                    8.20         07/15/2009          3,735,577
        250,000    CHEVRON TEXACO CAPITAL COMPANY                                        3.50         09/17/2007            244,341
      2,500,000    DEUTSCHE TELEKOM INTERNATIONAL FINANCE BV<<                           8.50         06/15/2010          2,748,205
      2,700,000    ENCANA CORPORATION                                                    4.60         08/15/2009          2,649,281
        250,000    FRANCE TELECOM                                                        7.45         03/01/2006            250,000
      5,360,000    KFW<<                                                                 3.50         03/14/2008          5,211,769
      1,500,000    KOREA DEVELOPMENT BANK                                                4.63         09/16/2010          1,459,557
      1,995,000    NOVA CHEMICALS CORPORATION                                            7.00         05/15/2006          1,999,988
      1,400,000    PEMEX FINANCE LIMITED                                                 9.69         08/15/2009          1,506,260
        600,000    REGIONAL DIVERSIFIED FUNDING+/---                                     5.94         01/25/2036            600,000
      3,000,000    TELUS CORPORATION                                                     7.50         06/01/2007          3,079,425

TOTAL FOREIGN CORPORATE BONDS@ (COST $23,933,470)                                                                        23,484,403
                                                                                                                    ---------------
MUNICIPAL BONDS & NOTES - 4.31%

ARIZONA - 0.15%
        750,000    SANTA CRUZ COUNTY AZ IDA+/-o                                          4.75         08/01/2020            747,263
                                                                                                                    ---------------
CALIFORNIA - 1.65%
      5,250,000    CALIFORNIA STATEWIDE CDA+/-o                                          4.45         05/15/2029          5,250,000
      3,015,000    CSUCI FINANCING AUTHORITY OF CALIFORNIA (COLLEGE & UNIVERSITY
                   REVENUE LOC)+/-o                                                      3.79         08/01/2044          2,950,177

                                                                                                                          8,200,177
                                                                                                                    ---------------
IOWA - 0.18%
        875,000    TOBACCO SETTLEMENT AUTHORITY OF IOWA SERIES A (EXCISE TAX
                   REVENUE LOC)                                                          6.79         06/01/2010            905,564
                                                                                                                    ---------------
LOUISIANA - 0.58%
      2,866,508    TOBACCO SETTLEMENT FINANCING CORPORATION LA SERIES 2001A
                   (OTHER REVENUE LOC)                                                   6.36         05/15/2025          2,877,687
                                                                                                                    ---------------
WISCONSIN - 1.75%
        350,000    MILWAUKEE WI REDEVELOPMENT AUTHORITY REDEVELOPMENT REVENUE
                   TAXABLE SCIENCE EDUCATION PROJECT SERIES A-T                          6.00         08/01/2008            346,881
      5,000,000    SEMINOLE TRIBE FLORIDA RESORT GAMING FACILITIES PROJECT
                   (OTHER REVENUE)o                                                     11.50         10/01/2013          5,850,950
      2,500,000    WYANDOTTE COUNTY KANSAS CITY KS UNITED GOVERNMENT SPECIAL
                   OBLIGATION REVENUE SALES TAX-1ST LIEN-AREA A (SALES TAX
                   REVENUE LOC, CITIBANK NA INSURED)                                     4.67         12/01/2009          2,468,175

                                                                                                                          8,666,006
                                                                                                                    ---------------

TOTAL MUNICIPAL BONDS & NOTES (COST $21,529,027)                                                                         21,396,697
                                                                                                                    ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INCOME FUNDS

                       PORTFOLIO OF INVESTMENTS -- FEBRUARY 28, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

SHORT-TERM BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL          SECURITY NAME                                                    INTEREST RATE   MATURITY DATE        VALUE
US TREASURY SECURITIES - 0.67%

US TREASURY BILLS - 0.03%
$       150,000    US TREASURY BILL^#                                                    4.33%        04/27/2006    $       148,959
                                                                                                                    ---------------

US TREASURY NOTES - 0.64%
      2,985,000    US TREASURY NOTE<<                                                    3.38         02/15/2008          2,912,939
        250,000    US TREASURY NOTE                                                      2.63         05/15/2008            239,336

                                                                                                                          3,152,275
                                                                                                                    ---------------

TOTAL US TREASURY SECURITIES (COST $3,359,454)                                                                            3,301,234
                                                                                                                    ---------------

COLLATERAL FOR SECURITIES LENDING - 10.02%

SHARES

COLLATERAL INVESTED IN MONEY MARKET FUNDS - 0.00%
         13,784    SCUDDER DAILY ASSETS MONEY MARKET FUND                                                                    13,783
             86    SHORT TERM INVESTMENT COMPANY MONEY MARKET FUND                                                               86

                                                                                                                             13,869
                                                                                                                    ---------------
PRINCIPAL

COLLATERAL INVESTED IN OTHER ASSETS - 10.02%
$        39,923    ABBEY NATIONAL TREASURY SERVICE+/-                                    4.69         01/16/2007             39,968
        592,400    AMERICAN EXPRESS BANK FSB+/-                                          4.54         01/26/2007            592,305
         27,688    AMERICAN EXPRESS CREDIT CORPORATION+/-                                4.74         05/16/2006             27,701
        373,469    AMERICAN GENERAL FINANCE CORPORATION+/-                               4.60         03/15/2007            373,619
        451,499    AMSTEL FUNDING CORPORATION                                            4.39         03/28/2006            449,968
        643,913    AQUIFER FUNDING LIMITED                                               4.55         03/06/2006            643,514
        643,913    AQUIFER FUNDING LIMITED                                               4.55         03/07/2006            643,430
        115,827    AQUINAS FUNDING LLC                                                   4.56         03/23/2006            115,507
         10,959    AQUINAS FUNDING LLC                                                   4.77         05/15/2006             10,852
         32,196    ATLANTIS ONE FUNDING CORPORATION                                      4.55         03/09/2006             32,163
         64,391    ATLAS CAPITAL FUNDING LIMITED                                         4.40         03/09/2006             64,327
        157,334    ATLAS CAPITAL FUNDING LIMITED                                         4.62         05/17/2006            155,756
        363,566    ATOMIUM FUNDING CORPORATION                                           4.46         03/17/2006            362,839
        412,104    ATOMIUM FUNDING CORPORATION                                           4.54         03/20/2006            411,123
      1,287,826    BEAR STEARNS & COMPANY REPURCHASE AGREEMENT
                   (MATURITY VALUE $1,287,991)                                           4.61         03/01/2006          1,287,826
      4,378,608    BEAR STEARNS & COMPANY REPURCHASE AGREEMENT
                   (MATURITY VALUE $4,379,169)                                           4.61         03/01/2006          4,378,608
         48,409    BETA FINANCE INCORPORATED SERIES MTN+/-                               4.64         06/02/2006             48,420
      5,099,790    BNP PARIBAS REPURCHASE AGREEMENT
                   (MATURITY VALUE $5,100,443)                                           4.61         03/01/2006          5,099,790
        785,226    BUCKINGHAM CDO II LLC                                                 4.55         03/03/2006            785,030
        399,226    BUCKINGHAM CDO II LLC                                                 4.59         03/24/2006            398,072
      1,284,606    BUCKINGHAM CDO II LLC                                                 4.58         03/29/2006          1,280,084
      1,159,043    BUCKINGHAM CDO LLC                                                    4.55         03/03/2006          1,158,753
        282,910    BUCKINGHAM CDO LLC                                                    4.55         03/07/2006            282,697
        146,490    BUCKINGHAM CDO LLC                                                    4.55         03/08/2006            146,363
        257,565    BUCKINGHAM CDO LLC                                                    4.56         03/20/2006            256,952
        321,956    BUCKINGHAM CDO LLC                                                    4.59         03/30/2006            320,785
        515,130    CAIRN HIGH GRADE FUNDING I                                            4.54         03/02/2006            515,063
        257,565    CAIRN HIGH GRADE FUNDING I                                            4.56         03/16/2006            257,081
        231,809    CAIRN HIGH GRADE FUNDING I                                            4.56         03/21/2006            231,227
        321,956    CAIRN HIGH GRADE FUNDING I                                            4.56         03/23/2006            321,068
        283,322    CAIRN HIGH GRADE FUNDING I                                            4.56         03/24/2006            282,503
        251,126    CAIRN HIGH GRADE FUNDING I                                            4.59         03/31/2006            250,179
         25,757    CC USA INCORPORATED+/-                                                4.56         07/14/2006             25,757
         36,870    CEDAR SPRINGS CAPITAL COMPANY LLC                                     4.48         03/07/2006             36,843

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INCOME FUNDS

                       PORTFOLIO OF INVESTMENTS -- FEBRUARY 28, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

SHORT-TERM BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL          SECURITY NAME                                                    INTEREST RATE   MATURITY DATE        VALUE
COLLATERAL INVESTED IN OTHER ASSETS (CONTINUED)
$        77,630    CEDAR SPRINGS CAPITAL COMPANY LLC                                     4.48%        03/10/2006    $        77,542
          3,451    CEDAR SPRINGS CAPITAL COMPANY LLC                                     4.46         03/13/2006              3,446
        117,282    CEDAR SPRINGS CAPITAL COMPANY LLC                                     4.56         03/14/2006            117,091
        128,783    CEDAR SPRINGS CAPITAL COMPANY LLC                                     4.48         03/22/2006            128,444
         12,968    CEDAR SPRINGS CAPITAL COMPANY LLC                                     4.57         03/23/2006             12,933
        166,722    CEDAR SPRINGS CAPITAL COMPANY LLC                                     4.54         04/10/2006            165,873
        386,348    CEDAR SPRINGS CAPITAL COMPANY LLC                                     4.57         04/19/2006            383,918
        390,778    CEDAR SPRINGS CAPITAL COMPANY LLC                                     4.71         05/08/2006            387,316
        153,483    CEDAR SPRINGS CAPITAL COMPANY LLC                                     4.73         05/12/2006            152,043
         64,391    CITIGROUP INCORPORATED+/-                                             4.62         03/20/2006             64,386
         21,468    CLIPPER RECEIVABLES CORPORATION                                       4.57         03/20/2006             21,417
         90,148    CONCORD MINUTEMEN CAPITAL COMPANY SERIES A                            4.60         04/05/2006             89,747
        474,731    CONCORD MINUTEMEN CAPITAL COMPANY SERIES B+/-                         4.55         03/06/2006            474,731
        817,769    CONCORD MINUTEMEN CAPITAL COMPANY SERIES B+/-                         4.55         03/15/2006            817,769
        579,522    CONCORD MINUTEMEN CAPITAL COMPANY SERIES B+/-                         4.55         03/08/2007            579,522
        765,007    CORPORATE ASSET SECURITIZATION AUSTRALIA LIMITED                      4.55         03/09/2006            764,242
        311,654    CORPORATE ASSET SECURITIZATION AUSTRALIA LIMITED                      4.56         03/13/2006            311,186
        201,918    CORPORATE ASSET SECURITIZATION AUSTRALIA LIMITED                      4.46         03/15/2006            201,565
        772,052    CORPORATE ASSET SECURITIZATION AUSTRALIA LIMITED                      4.56         03/21/2006            770,114
          5,795    CREDIT SUISSE FIRST BOSTON+/-                                         4.52         03/21/2006              5,794
         35,415    CREDIT SUISSE FIRST BOSTON+/-                                         4.77         06/19/2006             35,446
        566,643    CREDIT SUISSE FIRST BOSTON NEW YORK SERIES YCD1+/-                    4.61         05/04/2006            566,116
         20,116    CULLINAN FINANCE CORPORATION                                          4.75         05/11/2006             19,930
        305,382    DEER VALLEY FUNDING LLC                                               4.54         03/03/2006            305,306
         64,906    DEER VALLEY FUNDING LLC                                               4.51         03/20/2006             64,752
      1,158,155    DEER VALLEY FUNDING LLC                                               4.58         03/23/2006          1,154,958
        151,770    EIFFEL FUNDING LLC                                                    4.56         03/10/2006            151,599
        193,174    EIFFEL FUNDING LLC                                                    4.48         03/27/2006            192,544
         16,677    EIFFEL FUNDING LLC                                                    4.58         03/28/2006             16,621
         86,606    EUREKA SECURITIZATION INCORPORATED                                    4.48         03/09/2006             86,520
        175,788    FIVE FINANCE INCORPORATED                                             4.57         03/27/2006            175,215
         45,074    FIVE FINANCE INCORPORATED                                             4.57         03/28/2006             44,921
         64,803    FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION                        4.33         03/16/2006             64,682
         12,878    GALAXY FUNDING INCORPORATED                                           4.56         03/21/2006             12,846
         28,397    GEMINI SECURITIZATION INCORPORATED                                    4.41         03/10/2006             28,364
         12,878    GENERAL ELECTRIC CAPITAL+/-                                           4.52         03/29/2006             12,876
        296,522    GENERAL ELECTRIC CAPITAL ASSURANCE COMPANY+/-                         4.91         05/12/2006            296,635
        206,052    GENERAL ELECTRIC CAPITAL ASSURANCE COMPANY+/-                         4.65         06/16/2006            206,052
        154,668    GENERAL ELECTRIC CAPITAL ASSURANCE COMPANY+/-                         4.62         09/18/2006            154,815
         57,746    GEORGE STREET FINANCE LLC                                             4.43         03/13/2006             57,659
        656,791    GOLDMAN SACHS GROUP INCORPORATED+/-                                   4.66         06/30/2006            656,791
        321,956    GOLDMAN SACHS GROUP INCORPORATED+/-                                   4.71         08/16/2006            321,956
         20,927    GOLDMAN SACHS GROUP INCORPORATED+/-                                   4.94         08/18/2006             20,950
         10,740    GRAMPIAN FUNDING LIMITED                                              4.44         04/11/2006             10,684
         94,011    HBOS TREASURY SERVICES PLC+/-                                         4.55         06/30/2006             94,023
         32,775    ING AMERICA INSURANCE HOLDINGS INCORPORATED                           4.58         03/14/2006             32,722
      1,081,774    ING USA ANNUITY & LIFE INSURANCE+/-                                   4.72         06/06/2006          1,081,774
        321,956    IRISH LIFE & PERMANENT                                                4.46         03/28/2006            320,865
          9,929    JUPITER SECURITIZATION CORPORATION                                    4.57         03/20/2006              9,905
         27,688    K2 (USA) LLC                                                          4.46         04/20/2006             27,510
         64,533    K2 (USA) LLC SERIES MTN+/-                                            4.63         07/24/2006             64,552
        824,209    KAUPTHING BANK HF SERIES MTN+/-                                       4.63         03/20/2007            824,176
        347,713    KLIO FUNDING CORPORATION                                              4.57         03/23/2006            346,753
        326,541    KLIO II FUNDING CORPORATION                                           4.56         03/17/2006            325,888
        643,913    KLIO II FUNDING CORPORATION                                           4.59         03/27/2006            641,814
        534,152    KLIO III FUNDING CORPORATION                                          4.46         03/20/2006            532,880
        585,021    KLIO III FUNDING CORPORATION                                          4.56         03/23/2006            583,406
        183,039    KLIO III FUNDING CORPORATION                                          4.49         04/05/2006            182,224
        270,443    LEHMAN BROTHERS HOLDINGS INCORPORATED+/-                              4.61         03/16/2006            270,443
         25,757    LEHMAN BROTHERS HOLDINGS INCORPORATED SERIES MTNG+/-                  4.59         06/02/2006             25,761
        739,560    LEXINGTON PARKER CAPITAL CORPORATION                                  4.54         03/06/2006            739,101
         31,153    LEXINGTON PARKER CAPITAL CORPORATION                                  4.49         03/14/2006             31,102
         14,127    LEXINGTON PARKER CAPITAL CORPORATION                                  4.45         04/18/2006             14,040

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INCOME FUNDS

                       PORTFOLIO OF INVESTMENTS -- FEBRUARY 28, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

SHORT-TERM BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL          SECURITY NAME                                                    INTEREST RATE   MATURITY DATE        VALUE
COLLATERAL INVESTED IN OTHER ASSETS (CONTINUED)
$       504,622    LEXINGTON PARKER CAPITAL CORPORATION                                  4.71%        05/10/2006    $       500,020
        965,869    LIBERTY LIGHT US CAPITAL SERIES MTN+/-                                4.57         05/26/2006            965,985
         23,889    LIBERTY STREET FUNDING CORPORATION                                    4.57         03/16/2006             23,844
        161,326    LINKS FINANCE LLC SERIES MTN+/-                                       4.56         03/15/2006            161,323
        450,739    LIQUID FUNDING LIMITED+/-                                             4.55         03/03/2006            450,739
        257,565    LIQUID FUNDING LIMITED                                                4.56         03/06/2006            257,405
        199,613    LIQUID FUNDING LIMITED                                                4.57         03/10/2006            199,387
        444,300    LIQUID FUNDING LIMITED                                                4.49         04/04/2006            442,376
        347,713    LIQUID FUNDING LIMITED+/-                                             4.55         08/14/2006            347,713
         12,878    MERRILL LYNCH & COMPANY+/-                                            4.88         04/18/2006             12,879
         70,830    MERRILL LYNCH & COMPANY+/-                                            4.69         06/06/2006             70,884
         15,338    MONT BLANC CAPITAL CORPORATION                                        4.48         04/10/2006             15,260
         23,181    MORGAN STANLEY+/-                                                     4.80         03/27/2006             23,181
        901,478    MORGAN STANLEY+/-                                                     4.63         10/10/2006            901,478
        643,913    MORGAN STANLEY+/-                                                     4.63         10/30/2006            643,913
        198,003    MORGAN STANLEY SERIES EXL+/-                                          4.60         08/13/2010            198,057
         59,124    NIEUW AMSTERDAM RECEIVABLES CORPORATION                               4.55         03/01/2006             59,124
         23,554    NIEUW AMSTERDAM RECEIVABLES CORPORATION                               4.55         03/09/2006             23,531
         25,705    NIEUW AMSTERDAM RECEIVABLES CORPORATION                               4.60         04/06/2006             25,587
         33,316    NIEUW AMSTERDAM RECEIVABLES CORPORATION                               4.62         06/15/2006             32,851
         12,878    PERRY GLOBAL FUNDING LIMITED                                          4.56         03/01/2006             12,878
          8,216    PERRY GLOBAL FUNDING LIMITED                                          4.86         06/12/2006              8,105
        347,713    PREMIUM ASSET TRUST SERIES 2001-2+/-                                  4.87         03/28/2006            347,720
        151,281    PRUDENTIAL PLC                                                        4.66         04/10/2006            150,511
         25,757    PRUDENTIAL PLC                                                        4.72         05/08/2006             25,528
        591,820    RACERS TRUST 2004-6-MM+/-                                             4.57         05/22/2006            591,868
        321,956    ROYAL BANK OF SCOTLAND PLC+/---                                       4.79         11/24/2006            322,137
         40,760    ROYAL BANK OF SCOTLAND PLC+/-                                         4.79         11/24/2006             40,783
          6,439    SCALDIS CAPITAL LIMITED                                               4.32         03/27/2006              6,418
         57,952    SCALDIS CAPITAL LIMITED                                               4.49         04/18/2006             57,595
          7,881    SCALDIS CAPITAL LIMITED                                               4.48         04/21/2006              7,830
        321,956    SEDNA FINANCE INCORPORATED+/-                                         4.43         12/08/2006            321,960
        122,343    SLM CORPORATION+/-                                                    4.79         04/25/2006            122,353
         25,757    SPINTAB (SWEDMORTGAGE) AB                                             4.40         03/06/2006             25,741
          9,659    SWEDBANK (FORENINGS SPARBANKEN)                                       4.47         04/10/2006              9,610
          7,727    TANGO FINANCE CORPORATION                                             4.35         03/09/2006              7,719
        150,032    TANGO FINANCE CORPORATION                                             4.45         04/03/2006            149,402
        161,326    TANGO FINANCE CORPORATION SERIES MTN+/-                               4.63         10/25/2006            161,379
        230,405    THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED                    4.46         03/20/2006            229,857
          9,517    THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED                    4.80         05/15/2006              9,424
      1,287,826    TRANSAMERICA OCCIDENTAL LIFE INSURANCE+/-                             4.76         07/11/2006          1,287,826
        247,507    TRAVELERS INSURANCE COMPANY+/-                                        4.64         02/09/2007            247,502
        257,565    UNICREDITO ITALIANO+/-                                                4.46         03/28/2006            257,511
        643,913    UNICREDITO ITALIANO NEW YORK SERIES+/-                                4.47         06/30/2006            643,821
        321,956    UNICREDITO ITALIANO SERIES LIB+/-                                     4.58         03/09/2007            321,915
         25,757    WHISTLEJACKET CAPITAL LIMITED                                         4.56         03/13/2006             25,718
        463,437    WHITE PINE FINANCE LLC                                                4.56         03/13/2006            462,742
         24,443    WHITE PINE FINANCE LLC                                                4.56         03/15/2006             24,400
        393,856    WHITE PINE FINANCE LLC                                                4.57         03/28/2006            392,521
        128,783    WHITE PINE FINANCE LLC                                                4.67         05/17/2006            127,491
        334,835    WHITE PINE FINANCE LLC SERIES MTN1+/-                                 4.57         06/12/2006            334,885

                                                                                                                         49,713,116
                                                                                                                    ---------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $49,726,985)                                                               49,726,985
                                                                                                                    ---------------

SHORT-TERM INVESTMENTS - 1.52%
      7,512,728    WELLS FARGO ADVANTAGE MONEY MARKET TRUST~++                                                            7,512,728
                                                                                                                    ---------------

TOTAL SHORT-TERM INVESTMENTS (COST $7,512,728)                                                                            7,512,728
                                                                                                                    ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INCOME FUNDS

                       PORTFOLIO OF INVESTMENTS -- FEBRUARY 28, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

SHORT-TERM BOND FUND
--------------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(COST $550,411,433)*                                     109.52%                                                    $   543,384,814

OTHER ASSETS AND LIABILITIES, NET                         (9.52)                                                        (47,217,246)
                                                         ------                                                     ----------------

TOTAL NET ASSETS                                         100.00%                                                    $   496,167,568
                                                         ------                                                     ---------------

+/-   VARIABLE RATE INVESTMENTS.

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

-- SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4 (2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

(C) INTEREST-ONLY SECURITIES ENTITLE HOLDERS TO RECEIVE ONLY THE INTEREST PAYMENTS ON THE UNDERLYING MORTGAGES. THE YIELD TO MATURITY OF AN INTEREST-ONLY IS EXTREMELY SENSITIVE TO THE RATE OF PRINCIPAL PAYMENTS ON THE UNDERLYING MORTGAGE ASSETS. A RAPID (SLOW) RATE OF PRINCIPAL REPAYMENTS MAY HAVE ADVERSE (POSITIVE) EFFECT ON YIELD TO MATURITY. THE PRINCIPAL AMOUNT SHOWN IS THE NOTIONAL AMOUNT OF THE UNDERLYING MORTGAGES. INTEREST RATE DISCLOSED REPRESENTS THE YIELD BASED UPON THE ESTIMATED TIMING OF FUTURE CASH FLOWS.

^     ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

@ FOREIGN BOND PRINCIPAL IS DENOMINATED IN US DOLLARS EXCEPT AS INDICATED PARENTHETICALLY.

o THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

#     SECURITY PLEDGED AS COLLATERAL FOR FUTURES TRANSACTIONS.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

++    SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $7,512,728.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INCOME FUNDS

                       PORTFOLIO OF INVESTMENTS -- FEBRUARY 28, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

SHORT-TERM HIGH YIELD BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL       SECURITY NAME                                                          INTEREST RATE   MATURITY DATE      VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - 0.29%
$     404,561   SALOMON BROTHERS MORTGAGE SECURITIES VII SERIES 1994-5 CLASS B2+/-         4.90%        04/25/2024     $    404,585

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $389,190)                                                                   404,585
                                                                                                                       ------------
CORPORATE BONDS & NOTES - 68.49%

AMUSEMENT & RECREATION SERVICES - 1.15%
    1,500,000   CAESARS ENTERTAINMENT                                                      8.88         09/15/2008        1,618,125
                                                                                                                       ------------
APPAREL & ACCESSORY STORES - 1.56%
    2,000,000   GAP INCORPORATED                                                           9.55         12/15/2008        2,194,926
                                                                                                                       ------------
BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS - 3.62%
    1,500,000   BEAZER HOMES USA                                                           8.63         05/15/2011        1,571,250
    1,740,000   DR HORTON INCORPORATED                                                     7.50         12/01/2007        1,795,633
    1,750,000   STANDARD-PACIFIC CORPORATION<<                                             6.50         10/01/2008        1,734,687

                                                                                                                          5,101,570
                                                                                                                       ------------
BUSINESS SERVICES - 2.72%
      725,000   BRICKMAN GROUP LIMITED SERIES B                                           11.75         12/15/2009          797,500
    1,500,000   NATIONSRENT INCORPORATED                                                   9.50         10/15/2010        1,644,375
    1,500,000   SUNGARD DATA SYSTEMS INCORPORATED                                          3.75         01/15/2009        1,395,000

                                                                                                                          3,836,875
                                                                                                                       ------------
CHEMICALS & ALLIED PRODUCTS - 3.00%
    1,515,000   FMC CORPORATION SERIES MTNA                                                7.00         05/15/2008        1,555,323
    2,415,000   IMC GLOBAL INCORPORATED SERIES B                                          10.88         06/01/2008        2,674,613

                                                                                                                          4,229,936
                                                                                                                       ------------
COMMUNICATIONS - 8.40%
    2,000,000   AIRGATE PCS INCORPORATED+/-                                                8.35         10/15/2011        2,072,500
    1,915,000   CSC HOLDINGS INCORPORATED                                                  7.25         07/15/2008        1,938,937
    1,000,000   DOBSON CELLULAR SYSTEMS+/-                                                 9.00         11/01/2011        1,040,000
    1,500,000   ECHOSTAR DBS CORPORATION                                                   5.75         10/01/2008        1,481,250
    1,165,000   PANAMSAT CORPORATION                                                       6.38         01/15/2008        1,170,825
    2,000,000   PANAMSAT HOLDING CORPORATION^                                              9.89         11/01/2014        1,422,500
    2,500,000   QWEST CORPORATION+/-                                                       7.74         06/15/2013        2,731,250

                                                                                                                         11,857,262
                                                                                                                       ------------
ELECTRIC, GAS & SANITARY SERVICES - 5.57%
    1,475,000   ALLIED WASTE NORTH AMERICA SERIES B                                        8.88         04/01/2008        1,552,438
    2,000,000   CMS ENERGY CORPORATION<<                                                   7.50         01/15/2009        2,065,000
    2,490,000   SIERRA PACIFIC POWER COMPANY SERIES A                                      8.00         06/01/2008        2,608,275
    1,615,000   TXU ENERGY COMPANY LLC                                                     6.13         03/15/2008        1,633,695

                                                                                                                          7,859,408
                                                                                                                       ------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
EXCEPT COMPUTER EQUIPMENT - 1.10%
    1,500,000   AMETEK INCORPORATED                                                        7.20         07/15/2008        1,549,350
                                                                                                                       ------------
FOOD & KINDRED PRODUCTS - 1.06%
    1,440,000   CONSTELLATION BRANDS INCORPORATED SERIES B                                 8.00         02/15/2008        1,501,200
                                                                                                                       ------------
GENERAL MERCHANDISE STORES - 1.27%
    1,750,000   JC PENNEY CORPORATION INCORPORATED                                         7.60         04/01/2007        1,785,000
                                                                                                                       ------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INCOME FUNDS

                       PORTFOLIO OF INVESTMENTS -- FEBRUARY 28, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

SHORT-TERM HIGH YIELD BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL       SECURITY NAME                                                          INTEREST RATE   MATURITY DATE      VALUE
HEALTH SERVICES - 4.91%
$   2,000,000   ALLIANCE IMAGING INCORPORATED<<                                           10.38%        04/15/2011     $  2,122,500
    1,500,000   EXTENDICARE HEALTH SERVICES INCORPORATED                                   9.50         07/01/2010        1,584,375
    2,160,000   FRESENIUS MEDICAL CARE CAPITAL TRUST II                                    7.88         02/01/2008        2,235,600
    1,000,000   HCA INCORPORATED                                                           5.25         11/06/2008          988,118

                                                                                                                          6,930,593
                                                                                                                       ------------
HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES - 6.36%
    1,500,000   BOYD GAMING CORPORATION                                                    8.75         04/15/2012        1,605,000
    2,000,000   CHUMASH CASINO & RESORT ENTERPRISE++                                       9.52         07/15/2010        2,110,000
    2,000,000   HANOVER EQUIPMENT TRUST SERIES B                                           8.75         09/01/2011        2,110,000
      779,000   HMH PROPERTIES INCORPORATED SERIES B<<                                     7.88         08/01/2008          783,869
    2,250,000   MGM MIRAGE INCORPORATED                                                    9.75         06/01/2007        2,356,875

                                                                                                                          8,965,744
                                                                                                                       ------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 1.41%
    1,800,000   MANITOWOC COMPANY INCORPORATED                                            10.50         08/01/2012        1,993,500
                                                                                                                       ------------
JUSTICE, PUBLIC ORDER & SAFETY - 0.73%
    1,000,000   CORRECTIONS CORPORATION OF AMERICA                                         7.50         05/01/2011        1,033,750
                                                                                                                       ------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL
    GOODS - 1.67%
    2,300,000   BAUSCH & LOMB INCORPORATED                                                 6.95         11/15/2007        2,352,461
                                                                                                                       ------------
MISCELLANEOUS MANUFACTURING INDUSTRIES - 1.98%
      750,000   JACUZZI BRANDS INCORPORATED                                                9.63         07/01/2010          810,000
    1,850,000   OWENS-BROCKWAY GLASS CONTAINERS                                            8.75         11/15/2012        1,988,750

                                                                                                                          2,798,750
                                                                                                                       ------------
MISCELLANEOUS RETAIL - 2.47%
    1,300,000   JAFRA COSMETICS INTERNATIONAL INCORPORATED                                10.75         05/15/2011        1,415,375
    2,000,000   RITE AID CORPORATION                                                      12.50         09/15/2006        2,065,000

                                                                                                                          3,480,375
                                                                                                                       ------------
NON-DEPOSITORY CREDIT INSTITUTIONS - 1.97%
    2,000,000   FORD MOTOR CREDIT COMPANY                                                  4.95         01/15/2008        1,842,460
    1,000,000   GENERAL MOTORS ACCEPTANCE CORPORATION<<                                    7.75         01/19/2010          942,460

                                                                                                                          2,784,920
                                                                                                                       ------------
OIL & GAS EXTRACTION - 2.18%
    1,400,000   FOREST OIL CORPORATION                                                     8.00         06/15/2008        1,461,250
    1,500,000   PLAINS E&P COMPANY SERIES B                                                8.75         07/01/2012        1,612,500

                                                                                                                          3,073,750
                                                                                                                       ------------
PAPER & ALLIED PRODUCTS - 1.32%
    1,750,000   PLAYTEX PRODUCTS INCORPORATED                                              8.00         03/01/2011        1,868,125
                                                                                                                       ------------
PERSONAL SERVICES - 1.07%
    1,500,000   SERVICE CORPORATION INTERNATIONAL                                          6.50         03/15/2008        1,515,000
                                                                                                                       ------------
PIPELINES, EXCEPT NATURAL GAS - 1.46%
    2,105,000   PLAINS ALL AMERICAN PIPELINE LP<<                                          4.75         08/15/2009        2,060,010
                                                                                                                       ------------
PRIMARY METAL INDUSTRIES - 2.71%
    2,000,000   EARLE M JORGENSEN COMPANY                                                  9.75         06/01/2012        2,170,000
                                                                                                                       ------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INCOME FUNDS

                       PORTFOLIO OF INVESTMENTS -- FEBRUARY 28, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

SHORT-TERM HIGH YIELD BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL          SECURITY NAME                                                    INTEREST RATE   MATURITY DATE        VALUE
PRIMARY METAL INDUSTRIES (CONTINUED)
$     1,500,000    UNITED STATES STEEL CORPORATION                                      10.75%        08/01/2008    $     1,657,500

                                                                                                                          3,827,500
                                                                                                                    ---------------

PRINTING, PUBLISHING & ALLIED INDUSTRIES - 2.83%
      2,000,000    DEX MEDIA EAST LLC/DEX MEDIA EAST FINANCE COMPANY                     9.88         11/15/2009          2,145,000
        700,000    DEX MEDIA WEST LLC/DEX MEDIA FINANCE COMPANY SERIES B<<               9.88         08/15/2013            775,250
      1,000,000    UCAR FINANCE INCORPORATED<<                                          10.25         02/15/2012          1,065,000

                                                                                                                          3,985,250
                                                                                                                    ---------------

REAL ESTATE - 0.56%
        780,000    HOST MARRIOTT LP SERIES M<<                                           7.00         08/15/2012            795,600
                                                                                                                    ---------------

SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 1.11%
      1,400,000    WESTERN FINANCIAL BANK                                                9.63         05/15/2012          1,571,500
                                                                                                                   ----------------

TRANSPORTATION EQUIPMENT - 4.30%
      2,075,000    ARVINMERITOR INCORPORATED<<                                           6.63         06/15/2007          2,095,750
      1,500,000    GENERAL MOTORS ACCEPTANCE CORPORATION+/-                              5.62         03/20/2007          1,445,734
      2,500,000    NAVISTAR INTERNATIONAL CORPORATION SERIES B<<                         9.38         06/01/2006          2,521,875

                                                                                                                          6,063,359
                                                                                                                    ---------------

TOTAL CORPORATE BONDS & NOTES (COST $97,044,292)                                                                         96,633,839
                                                                                                                    ---------------

FOREIGN CORPORATE BONDS - 6.68%
      2,550,000    BRITISH SKY BROADCASTING GROUP PLC<<                                  8.20         07/15/2009          2,761,079
      1,490,000    CROWN CORK & SEAL FINANCE PLC<<                                       7.00         12/15/2006          1,497,450
      1,000,000    NEW SKIES SATELLITES NV+/-                                            9.57         11/01/2011          1,032,500
      2,030,000    NOVA CHEMICALS CORPORATION SERIES MTN<<                               7.40         04/01/2009          2,062,987
      2,000,000    ROGERS WIRELESS INCORPORATED+/-                                       7.62         12/15/2010          2,070,000

TOTAL FOREIGN CORPORATE BONDS@ (COST $9,551,323)                                                                          9,424,016
                                                                                                                    ---------------

TERM LOANS - 22.13%
        753,864    ACCURIDE INTERNATIONAL INCORPORATED TERM LOAN+/---                    6.55         01/06/2012            759,616
        500,000    AMC ENTERTAINMENT TERM LOAN                                           6.66         01/26/2013            504,845
      1,997,517    CHARTER COMMUNICATIONS TERM LOAN+/---                                 7.67         04/27/2010          2,015,554
      1,916,765    DAVITA INCORPORATED TERM LOAN B                                       6.78         10/05/2012          1,943,331
      1,405,470    DEX MEDIA WEST LLC TERM LOAN B+/---                                   6.29         09/10/2010          1,410,741
      2,000,000    DIRECTV TERM LOAN+/---                                                6.03         04/08/2013          2,019,720
      2,310,000    GOODYEAR TIRE & RUBBER COMPANY TERM LOAN B+/---                       7.06         04/08/2010          2,314,805
        990,000    GRAHAM PACKAGING COMPANY LP TERM LOAN+/---                            6.91         09/15/2011          1,001,553
        500,000    JOHNSONDIVERSEY TERM LOAN+/---                                        7.18         12/16/2011            504,375
      2,000,000    KOCH FORREST PRODUCTS 1ST LIEN TERM LOAN B                            6.75         12/23/2012          2,014,100
      1,003,240    LIFEPOINT INCORPORATED TERM LOAN B+/---                               6.19         04/15/2012          1,008,416
        871,263    MIDWEST GENERATION LLC TERM LOAN+/---                                 6.37         04/05/2011            880,411
      1,995,000    MUELLER GROUP TERM LOAN+/---                                          6.74         10/03/2012          2,017,444
      2,497,069    NALCO COMPANY TERM LOAN B+/---                                        6.59         11/01/2010          2,522,040
      1,898,734    NEIMAN MARCUS GROUP INCORPORATED TERM LOAN B                          6.95         04/03/2013          1,923,664
      1,990,000    NEW PAGE CORPORATION TERM LOAN B+/---                                 7.56         04/07/2011          2,017,362
        333,826    NEW SKIES SATELLITES TERM LOAN+/---                                   6.75         05/04/2011            334,801
        987,500    NORTEK HOLDINGS INCORPORATED TERM LOAN+/---                           6.95         07/28/2011            995,400
        886,892    POLYPORE INTERNATIONAL INCORPORATED TERM LOAN+/---                    7.53         05/14/2010            889,668
      2,381,632    REGAL CINEMAS CORPORATION TERM LOAN B+/---                            6.53         10/19/2010          2,406,353
        750,805    VISANT CORPORATION TERM LOAN B+/---                                   6.78         09/30/2011            753,620
        981,284    WARNER MUSIC GROUP TERM LOAN+/---                                     6.58         03/18/2010            990,940

TOTAL TERM LOANS (COST $30,950,709)                                                                                      31,228,759
                                                                                                                    ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INCOME FUNDS

                       PORTFOLIO OF INVESTMENTS -- FEBRUARY 28, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

SHORT-TERM HIGH YIELD BOND FUND
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
COLLATERAL FOR SECURITIES LENDING - 12.78%

COLLATERAL INVESTED IN MONEY MARKET FUNDS - 0.02%
         33,533    SCUDDER DAILY ASSETS MONEY MARKET FUND                                                           $        33,533
                                                                                                                    ---------------


PRINCIPAL                                                                           INTEREST RATE   MATURITY DATE

COLLATERAL INVESTED IN OTHER ASSETS - 12.76%
$        72,632    AMERICAN GENERAL FINANCE CORPORATION+/-                               4.60%        03/15/2007             72,661
         80,702    APRECO LLC                                                            4.48         03/15/2006             80,561
         30,239    APRECO LLC                                                            4.63         05/15/2006             29,944
        540,705    AQUIFER FUNDING LIMITED                                               4.55         03/06/2006            540,370
        403,511    ATLAS CAPITAL FUNDING CORPORATION SERIES MTN+/-                       4.55         11/03/2006            403,511
         56,492    ATLAS CAPITAL FUNDING LIMITED                                         4.56         03/20/2006             56,357
         96,843    ATLAS CAPITAL FUNDING LIMITED                                         4.63         05/15/2006             95,896
        201,756    ATLAS CAPITAL FUNDING LIMITED+/-                                      4.56         10/20/2006            201,756
         33,483    ATOMIUM FUNDING CORPORATION                                           4.55         03/15/2006             33,425
         32,281    ATOMIUM FUNDING CORPORATION                                           4.54         04/12/2006             32,108
          8,070    BARTON CAPITAL CORPORATION                                            4.65         04/06/2006              8,033
         27,996    BETA FINANCE INCORPORATED SERIES MTN+/-                               4.64         06/02/2006             28,002
        677,899    BNP PARIBAS REPURCHASE AGREEMENT
                   (MATURITY VALUE $677,986)                                             4.61         03/01/2006            677,899
        201,756    BUCKINGHAM CDO II LLC                                                 4.57         03/23/2006            201,199
        687,301    BUCKINGHAM CDO II LLC                                                 4.57         03/24/2006            685,314
        448,212    BUCKINGHAM CDO LLC                                                    4.55         03/03/2006            448,100
        201,756    BUCKINGHAM CDO LLC                                                    4.57         03/23/2006            201,199
        119,794    BUCKINGHAM CDO LLC                                                    4.62         04/06/2006            119,246
        161,404    CAIRN HIGH GRADE FUNDING I                                            4.56         03/22/2006            160,980
        242,107    CAIRN HIGH GRADE FUNDING I                                            4.61         04/06/2006            240,998
        137,016    CEDAR SPRINGS CAPITAL COMPANY LLC                                     4.48         03/13/2006            136,811
         42,215    CEDAR SPRINGS CAPITAL COMPANY LLC                                     4.49         03/14/2006             42,146
        324,003    CEDAR SPRINGS CAPITAL COMPANY LLC                                     4.56         03/20/2006            323,232
         74,932    CEDAR SPRINGS CAPITAL COMPANY LLC                                     4.51         04/05/2006             74,599
        111,369    CEDAR SPRINGS CAPITAL COMPANY LLC                                     4.71         05/08/2006            110,382
         35,888    CEDAR SPRINGS CAPITAL COMPANY LLC                                     4.72         05/10/2006             35,561
        161,404    CEDAR SPRINGS CAPITAL COMPANY LLC                                     4.73         05/12/2006            159,890
        403,511    CONCORD MINUTEMEN CAPITAL COMPANY SERIES B+/-                         4.55         03/15/2006            403,511
         31,651    CORPORATE ASSET SECURITIZATION AUSTRALIA LIMITED                      4.55         03/08/2006             31,624
        157,773    CORPORATE ASSET SECURITIZATION AUSTRALIA LIMITED                      4.56         03/15/2006            157,497
        250,177    CREDIT SUISSE FIRST BOSTON NEW YORK SERIES YCD1+/-                    4.61         05/04/2006            249,944
        201,756    CULLINAN FINANCE CORPORATION+/-                                       4.71         11/15/2006            201,772
        161,388    DEER VALLEY FUNDING LLC                                               4.55         03/03/2006            161,348
         81,122    DEER VALLEY FUNDING LLC                                               4.56         03/13/2006             81,000
        403,511    DEER VALLEY FUNDING LLC                                               4.58         03/23/2006            402,397
        161,404    DEER VALLEY FUNDING LLC                                               4.52         04/10/2006            160,583
      1,614,044    DEUTSCHE BANK REPURCHASE AGREEMENT
                   (MATURITY VALUE $1,614,249)                                           4.58         03/01/2006          1,614,044
        305,571    GALLEON CAPITAL LLC                                                   4.60         03/01/2006            305,571
        193,685    GOLDMAN SACHS GROUP INCORPORATED+/-                                   4.66         06/30/2006            193,685
        462,020    HARRIER FINANCE FUNDING LLC                                           4.57         04/03/2006            460,080
        129,124    ING USA ANNUITY & LIFE INSURANCE+/-                                   4.72         06/06/2006            129,124
      1,614,044    JP MORGAN CHASE SECURITIES CORPORATION REPURCHASE AGREEMENT
                   (MATURITY VALUE $1,614,251)                                           4.61         03/01/2006          1,614,044
         10,491    K2 (USA) LLC--                                                        4.65         05/02/2006             10,406
         37,325    K2 (USA) LLC SERIES MTN+/-                                            4.63         07/24/2006             37,336
        121,053    KAUPTHING BANK HF SERIES MTN+/-                                       4.63         03/20/2007            121,048
         11,968    KLIO II FUNDING CORPORATION                                           4.52         03/16/2006             11,946
        605,267    KLIO II FUNDING CORPORATION                                           4.56         03/17/2006            604,056
         16,140    KLIO II FUNDING CORPORATION                                           4.60         04/05/2006             16,069
        370,472    KLIO III FUNDING CORPORATION                                          4.56         03/17/2006            369,731
        451,932    KLIO III FUNDING CORPORATION                                          4.56         03/23/2006            450,685
         64,562    LEHMAN BROTHERS HOLDINGS INCORPORATED+/-                              4.61         03/16/2006             64,562
        403,511    LEXINGTON PARKER CAPITAL CORPORATION                                  4.54         03/06/2006            403,261

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INCOME FUNDS

                       PORTFOLIO OF INVESTMENTS -- FEBRUARY 28, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

SHORT-TERM HIGH YIELD BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL          SECURITY NAME                                                    INTEREST RATE   MATURITY DATE        VALUE
COLLATERAL INVESTED IN OTHER ASSETS (CONTINUED)

$         8,070    LEXINGTON PARKER CAPITAL CORPORATION                                  4.64%        05/02/2006    $         8,005
         30,635    LEXINGTON PARKER CAPITAL CORPORATION                                  4.71         05/10/2006             30,355
        201,756    LIBERTY LIGHT US CAPITAL SERIES MTN+/-                                4.57         05/26/2006            201,780
         10,056    LIBERTY STREET FUNDING CORPORATION                                    4.56         03/22/2006             10,029
         93,316    LINKS FINANCE LLC SERIES MTN+/-                                       4.56         03/15/2006             93,314
         16,140    LINKS FINANCE LLC SERIES MTN1+/-                                      4.53         09/12/2006             16,140
        121,053    LIQUID FUNDING LIMITED+/-                                             4.55         03/03/2006            121,053
        185,615    LIQUID FUNDING LIMITED+/-                                             4.55         08/14/2006            185,615
         48,421    LIQUID FUNDING LIMITED SERIES MTN+/-                                  4.58         02/20/2007             48,415
         80,702    MBIA GLOBAL FUNDING LLC+/-                                            4.57         02/20/2007             80,693
        405,529    MERRILL LYNCH & COMPANY SERIES MTN+/-                                 4.80         10/27/2006            405,865
        121,053    MORGAN STANLEY+/-                                                     4.64         03/13/2006            121,053
        242,107    MORGAN STANLEY+/-                                                     4.63         10/10/2006            242,107
         37,325    MORGAN STANLEY SERIES EXL+/-                                          4.60         08/13/2010             37,335
          8,070    NATIONWIDE BUILDING SOC+/-                                            4.74         07/21/2006              8,075
        117,268    NEWPORT FUNDING CORPORATION                                           4.58         03/29/2006            116,856
        103,533    NIEUW AMSTERDAM RECEIVABLES CORPORATION                               4.63         04/03/2006            103,098
        425,704    NORTHERN ROCK PLC+/-                                                  4.63         04/21/2006            425,632
        403,511    NORTHERN ROCK PLC+/-                                                  4.57         02/05/2007            403,491
        225,966    PREMIUM ASSET TRUST SERIES 2001-2+/-                                  4.87         03/28/2006            225,971
         32,644    RACERS TRUST 2004-6-MM+/-                                             4.57         05/22/2006             32,647
         93,316    TANGO FINANCE CORPORATION SERIES MTN+/-                               4.63         10/25/2006             93,347
        201,756    TICONDEROGA FUNDING LLC                                               4.57         03/03/2006            201,705
         46,654    TRAVELERS INSURANCE COMPANY+/-                                        4.64         02/09/2007             46,653
        201,756    UNICREDITO ITALIANO SERIES LIB+/-                                     4.58         03/09/2007            201,729
        201,756    UNICREDITO ITALIANO SERIES YCD+/-                                     4.47         04/03/2006            201,756
        306,668    US BANK NA SERIES BKNT+/-                                             4.66         07/28/2006            306,684
         95,309    WHISTLEJACKET CAPITAL LIMITED+/-                                      4.56         03/15/2006             95,142
         80,702    WHISTLEJACKET CAPITAL LIMITED                                         4.53         06/09/2006             80,702
          8,070    WHITE PINE FINANCE LLC                                                4.66         04/18/2006              8,020
        201,756    WHITE PINE FINANCE LLC+/-                                             4.52         07/17/2006            201,756
        193,685    WHITE PINE FINANCE LLC SERIES MTN1+/-                                 4.57         06/12/2006            193,714

                                                                                                                         18,004,241
                                                                                                                    ---------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $18,037,774)                                                               18,037,774
                                                                                                                    ---------------

SHORT-TERM INVESTMENTS - 3.99%

SHARES

      5,625,851    WELLS FARGO ADVANTAGE MONEY MARKET TRUST~++                                                            5,625,851
                                                                                                                    ---------------

TOTAL SHORT-TERM INVESTMENTS (COST $5,625,851)                                                                            5,625,851
                                                                                                                    ---------------

TOTAL INVESTMENTS IN SECURITIES
(COST $161,599,139)*                 114.36%                                                                        $   161,354,824

OTHER ASSETS AND LIABILITIES, NET    (14.36)                                                                            (20,255,908)
                                     ------                                                                         ---------------

TOTAL NET ASSETS                     100.00%                                                                        $   141,098,916
                                     ------                                                                         ---------------

+/-   VARIABLE RATE INVESTMENTS.

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

^     ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

-- SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

@ FOREIGN BOND PRINCIPAL IS DENOMINATED IN US DOLLARS EXCEPT AS INDICATED PARENTHETICALLY.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

++    SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $5,625,851.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INCOME FUNDS

                       PORTFOLIO OF INVESTMENTS -- FEBRUARY 28, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

ULTRA SHORT-TERM INCOME FUND
--------------------------------------------------------------------------------

PRINCIPAL          SECURITY NAME                                                    INTEREST RATE   MATURITY DATE        VALUE
AGENCY SECURITIES - 7.59%

FEDERAL HOME LOAN MORTGAGE CORPORATION - 2.44%
$       247,856    FHLMC #1B0128+/-                                                      6.18%        09/01/2031    $       251,790
         90,280    FHLMC #1B0145+/-                                                      6.03         10/01/2031             91,811
        539,673    FHLMC #555243                                                         9.00         11/01/2016            582,511
      1,156,958    FHLMC #555427                                                         9.50         09/01/2020          1,318,971
        481,710    FHLMC #555490                                                         9.50         12/01/2016            520,639
      3,340,322    FHLMC #555519<<                                                       9.00         12/01/2016          3,623,977
        799,244    FHLMC #788792+/-                                                      6.09         01/01/2029            822,794
      1,793,320    FHLMC #789272+/-<<                                                    5.72         04/01/2032          1,851,566
        326,001    FHLMC #846989+/-                                                      5.64         06/01/2031            332,148
        369,832    FHLMC #846990+/-                                                      6.20         10/01/2031            377,911
      1,053,659    FHLMC #884013                                                        10.50         05/01/2020          1,173,384
        781,126    FHLMC #A01734<<                                                       9.00         08/01/2018            846,514
        250,781    FHLMC #A01849                                                         9.50         05/01/2020            283,966
      1,820,839    FHLMC #C64637<<                                                       7.00         06/01/2031          1,885,840
      2,361,152    FHLMC #G01126<<                                                       9.50         12/01/2022          2,592,388
      1,292,976    FHLMC #G11150<<                                                       7.50         12/01/2011          1,332,030
      1,093,529    FHLMC #G11200<<                                                       8.00         01/01/2012          1,141,986
      1,325,982    FHLMC #G11229<<                                                       8.00         01/01/2013          1,379,664
      1,018,320    FHLMC #G11391                                                         7.50         06/01/2012          1,061,972
        884,221    FHLMC #G40362                                                         5.00         05/01/2006            883,587
        562,546    FHLMC #G80118                                                        10.00         11/17/2021            632,478

                                                                                                                         22,987,927
                                                                                                                    ---------------

FEDERAL NATIONAL MORTGAGE ASSOCIATION - 3.70%
        769,379    FNMA #100001                                                          9.00         02/15/2020            849,975
        668,958    FNMA #100256                                                          9.00         10/15/2021            735,143
        830,225    FNMA #100259                                                          7.50         12/15/2009            853,719
        273,080    FNMA #190722                                                          9.50         03/01/2021            302,755
        861,374    FNMA #190909<<                                                        9.00         06/01/2024            956,091
      1,247,767    FNMA #252870<<                                                        7.00         11/01/2014          1,287,710
        664,543    FNMA #310010                                                          9.50         12/01/2020            760,172
         56,353    FNMA #323069                                                          9.00         11/01/2007             56,378
          6,757    FNMA #323498                                                          9.50         12/01/2009              6,866
      2,666,489    FNMA #323534<<                                                        9.00         12/01/2016          2,931,736
      1,725,251    FNMA #340181                                                          7.00         12/01/2010          1,767,792
        740,638    FNMA #344890                                                         10.25         09/01/2021            833,515
        356,028    FNMA #379046                                                          9.50         03/01/2010            364,910
        683,082    FNMA #392647                                                          9.00         10/01/2013            707,101
         58,379    FNMA #426817                                                         10.00         12/01/2009             61,444
        548,054    FNMA #458004                                                         10.00         03/20/2018            596,538
        625,220    FNMA #523850                                                         10.50         10/01/2014            667,956
      1,521,665    FNMA #535807<<                                                       10.50         04/01/2022          1,715,926
      1,925,505    FNMA #545117+/-                                                       5.94         12/01/2040          1,968,923
      1,712,905    FNMA #545131<<                                                        8.00         03/01/2013          1,762,750
        452,648    FNMA #545157                                                          8.50         11/01/2012            468,421
      2,362,495    FNMA #545325<<                                                        8.50         07/01/2017          2,529,752
        932,589    FNMA #545460+/-<<                                                     5.81         11/01/2031            961,761
        446,850    FNMA #591199+/-                                                       6.07         08/01/2031            451,641
      4,027,339    FNMA #598559<<                                                        6.50         08/01/2031          4,167,892
        181,820    FNMA #604060+/-                                                       6.01         09/01/2031            186,093
        974,505    FNMA #604689+/-<<                                                     6.35         10/01/2031            997,269
        971,973    FNMA #635070+/-<<                                                     5.15         05/01/2032            991,011
        805,843    FNMA #646643+/-<<                                                     5.96         06/01/2032            824,425
        869,686    FNMA #660508<<                                                        7.00         05/01/2013            897,635
      2,462,414    FNMA #724657+/-<<                                                     7.40         07/01/2033          2,558,106
        495,955    FNMA #8243                                                           10.00         01/01/2010            528,641

                                                                                                                         34,750,047
                                                                                                                    ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INCOME FUNDS

                       PORTFOLIO OF INVESTMENTS -- FEBRUARY 28, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

ULTRA SHORT-TERM INCOME FUND
--------------------------------------------------------------------------------

PRINCIPAL          SECURITY NAME                                                    INTEREST RATE   MATURITY DATE        VALUE
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 1.45%
$       206,768    GNMA #780253                                                          9.50%        11/15/2017    $       226,039
        886,936    GNMA #780267                                                          9.00         11/15/2017            967,974
        720,463    GNMA #780664                                                         10.00         10/20/2017            807,076
      2,207,003    GNMA #781310<<                                                        8.00         01/15/2013          2,295,064
      2,332,656    GNMA #781311<<                                                        7.50         02/15/2013          2,421,748
      3,700,436    GNMA #781540<<                                                        7.00         05/15/2013          3,829,849
      2,895,363    GNMA #781614<<                                                        7.00         06/15/2033          3,055,205

                                                                                                                         13,602,955
                                                                                                                    ---------------

TOTAL AGENCY SECURITIES (COST $68,943,577)                                                                               71,340,929
                                                                                                                    ---------------

ASSET BACKED SECURITIES - 23.99%
      8,700,000    AAMES MORTGAGE TRUST SERIES 2003-1 CLASS M1+/-                        5.26         10/25/2033          8,723,152
      8,748,689    ACCREDITED MORTGAGE LOAN TRUST SERIES 2004-3 CLASS 1A2+/-             3.44         10/25/2034          8,695,429
     20,193,908    AIRPLANES PASS THROUGH TRUST SERIES 1R CLASS B+/-^^(I)                3.97         03/15/2019          2,019,391
      2,991,404    ASSET BACKED SECURITIES CORPORATION HOME EQUITY SERIES
                   2003-HE6 CLASS AIO(C)                                                 4.00         11/25/2033             19,710
     10,000,000    BANK ONE ISSUANCE TRUST SERIES 2004-B1 CLASS B1+/-                    4.89         03/15/2012         10,058,630
     13,000,000    CAPITAL ONE MASTER TRUST SERIES 2001-5 CLASS A                        5.30         06/15/2009         13,028,864
      1,687,773    CAPITAL ONE PRIME AUTO RECEIVABLES TRUST SERIES 2004-3 CLASS A2       3.04         07/15/2007          1,684,442
      9,616,821    CDC MORTGAGE CAPITAL TRUST SERIES 2003-HE4 CLASS M1+/-                5.23         03/25/2034          9,647,815
      7,400,000    CHASE FUNDING MORTGAGE LOAN ASSET-BACKED CERTIFICATES SERIES
                   2003-5 CLASS 2M1+/-                                                   5.18         05/25/2033          7,429,004
        309,407    CLYDESDALE CBO I LIMITED SERIES 1A CLASS A1+/---                      5.27         03/25/2011            309,407
      5,549,343    CONTIMORTGAGE NET INTEREST MARGIN NOTES SERIES 1997-A CLASS A(I)      7.23         07/16/2028              1,734
      4,469,375    COUNTRYWIDE HOME EQUITY LOAN TRUST SERIES 2002-C CLASS A+/-           4.81         05/15/2028          4,472,379
      1,438,707    COUNTRYWIDE HOME EQUITY LOAN TRUST SERIES 2004-I CLASS A+/-           4.86         02/15/2034          1,442,644
      6,390,269    COUNTRYWIDE HOME EQUITY LOAN TRUST SERIES 2004-Q CLASS 2A+/-          4.87         12/15/2033          6,404,456
      3,827,293    COUNTRYWIDE HOME EQUITY LOAN TRUST SERIES 2005-I CLASS 2A+/-          4.80         02/15/2036          3,828,788
      4,799,553    COUNTRYWIDE HOME LOANS SERIES 2001-HYB1 CLASS 1A1+/-                  5.32         06/19/2031          4,813,473
     16,686,120    DUKE FUNDING LIMITED SERIES 2000-1A CLASS A+/---                      5.22         11/10/2030         16,686,120
     54,643,509    EASTMAN HILL FUNDING LIMITED SERIES 1A CLASS A2(I)(C)--               0.83         09/29/2031          1,311,444
     69,288,600    EASTMAN HILL FUNDING LIMITED SERIES 1A CLASS A2E(C)--                 0.83         09/29/2031          1,662,926
        557,829    EDUCAP INCORPORATED SERIES 1993-A CLASS A3+/-(I)                      5.60         08/20/2008            558,030
      4,840,000    EPIC TRUST SERIES 1996-1 CLASS B^^(I)--(A)                            1.00         09/25/2009            338,800
      1,314,960    EPIC TRUST SERIES 1996-1 CLASS C+/-^^(I)--                           10.00         09/25/2009                132
      3,380,235    EQUIFIRST MORTGAGE LOAN TRUST SERIES 2003-2 CLASS 3A3+/-              5.33         09/25/2033          3,387,915
      2,365,280    FIRST FRANKLIN MORTGAGE LOAN ASSET BACKED CERTIFICATES SERIES
                   2000-FF1 CLASS M1+/-                                                  5.41         09/25/2030          2,366,298
      9,948,671    FLEET HOME EQUITY LOAN TRUST SERIES 2001-1 CLASS A+/-                 4.78         05/20/2031          9,943,856
     10,075,000    GS AUTO LOAN TRUST SERIES 2005-1 CLASS A2                             4.32         05/15/2008         10,049,351
     11,314,285    GSAA HOME EQUITY TRUST SERIES 2005-9 CLASS 2A1+/-                     4.70         08/25/2035         11,301,350
     12,000,000    HOME EQUITY ASSET TRUST SERIES 2003-6 CLASS M1+/-                     5.28         02/25/2034         12,066,242
      8,200,000    HOME EQUITY ASSET TRUST SERIES 2003-7 CLASS M1+/-                     5.23         03/25/2034          8,222,296
      9,500,000    MORGAN STANLEY ABS CAPITAL I SERIES 2003-NC10 CLASS M1+/-             5.26         10/25/2033          9,537,351
      2,016,836    OAKWOOD MORTGAGE INVESTORS INCORPORATED SERIES 1996-C CLASS A5        7.35         04/15/2027          2,028,744
      1,439,927    PROVIDENT CBO I LIMITED SERIES 1A CLASS A1+/---                       5.26         12/09/2010          1,439,927
      1,207,715    RESIDENTIAL ASSET SECURITIES CORPORATION SERIES 2001-KS1
                   CLASS AII+/-                                                          4.82         03/25/2032          1,208,041
      9,125,000    RESIDENTIAL ASSET SECURITIES CORPORATION SERIES 2003-KS8
                   CLASS MII1+/-                                                         5.21         10/25/2033          9,134,166
      7,872,483    SOUTH STREET CBO LIMITED SERIES 2000-1 CLASS A2L+/---                 5.03         05/30/2012          7,872,483
     11,000,000    STRUCTURED ASSET INVESTMENT LOAN TRUST SERIES 2003-BC10 CLASS
                   M1+/-                                                                 5.33         10/25/2033         11,021,143
     15,000,000    STRUCTURED ASSET INVESTMENT LOAN TRUST SERIES 2003-BC3 CLASS
                   M1+/-                                                                 5.53         04/25/2033         15,050,638
      1,792,470    TERWIN MORTGAGE TRUST SERIES 2004-21HE CLASS 1A1+/-                   5.06         12/25/2034          1,796,073
      6,000,000    WILLIAM STREET FUNDING CORPORATION CLASS 2005-1 CLASS A+/---          4.88         01/23/2011          5,997,972

TOTAL ASSET BACKED SECURITIES (COST $256,877,198)                                                                       225,560,616
                                                                                                                    ---------------

COLLATERALIZED MORTGAGE OBLIGATIONS - 31.35%
        128,641    ASSET SECURITIZATION CORPORATION SERIES 1995-D1 CLASS A1              7.59         07/11/2027            129,679
        820,278    ASSET SECURITIZATION CORPORATION SERIES 1995-MD4 CLASS A1             7.10         08/13/2029            833,027
      8,026,086    BANC OF AMERICA ALTERNATIVE LOAN TRUST SERIES 2004-9 CLASS 3A2        5.50         10/25/2034          7,998,714

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INCOME FUNDS

                       PORTFOLIO OF INVESTMENTS -- FEBRUARY 28, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

ULTRA SHORT-TERM INCOME FUND
--------------------------------------------------------------------------------

PRINCIPAL          SECURITY NAME                                                    INTEREST RATE   MATURITY DATE        VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
$    37,285,294    BANC OF AMERICA COMMERCIAL MORTGAGE INCORPORATED SERIES
                   2001-PB1 CLASS XP+/-(C)--                                             1.53%        05/11/2035    $     2,324,347
      5,016,201    BANC OF AMERICA LARGE LOAN SERIES 2003-BBA2 CLASS F+/---              5.47         11/15/2015          5,035,364
      5,570,884    CHASE MORTGAGE FINANCE CORPORATION SERIES 2005-A1 CLASS 2A2+/-        5.26         12/25/2035          5,531,315
        609,713    CITICORP MORTGAGE SECURITIES INCORPORATED SERIES 1992-7 CLASS
                   A+/-                                                                  5.86         03/25/2022            608,785
        580,012    COLLATERALIZED MORTGAGE OBLIGATION TRUST SERIES 66 CLASS Z            8.00         09/20/2021            579,467
     62,605,196    COUNTRYWIDE ALTERNATIVE LOAN TRUST SERIES 2004-J9 CLASS
                   1AIO+/-(C)                                                            1.40         03/25/2007            539,826
      1,822,752    COUNTRYWIDE ALTERNATIVE LOAN TRUST SERIES J8 CLASS 4A1                6.00         02/25/2017          1,832,795
      1,170,511    COUNTRYWIDE HOME LOAN MORTGAGE PASS-THROUGH TRUST SERIES
                   2001-HYB1 CLASS 2A1+/-                                                5.46         06/19/2031          1,169,824
      1,640,784    COUNTRYWIDE HOME LOAN MORTGAGE PASS-THROUGH TRUST SERIES
                   2004-20 CLASS 3A1+/-                                                  6.45         09/25/2034          1,684,919
      6,964,919    COUNTRYWIDE HOME LOANS SERIES 2006-HYB1 CLASS 2A2A+/-                 5.64         03/20/2036          6,957,276
        852,302    CS FIRST BOSTON MORTGAGE SECURITIES CORPORATION SERIES
                   1997-C2 CLASS A2                                                      6.52         01/17/2035            852,213
     81,000,000    CS FIRST BOSTON MORTGAGE SECURITIES CORPORATION SERIES
                   2001-CF2 CLASS ACP+/-(C)--                                            1.17         02/15/2034          1,861,858
    115,383,000    CS FIRST BOSTON MORTGAGE SECURITIES CORPORATION SERIES
                   2001-CK1 CLASS ACP+/-(C)--                                            1.03         12/18/2035          2,244,073
    100,000,000    CS FIRST BOSTON MORTGAGE SECURITIES CORPORATION SERIES
                   2001-CK6 CLASS ACP+/-(C)                                              0.93         08/15/2036          2,383,670
     90,200,000    CS FIRST BOSTON MORTGAGE SECURITIES CORPORATION SERIES
                   2001-CKN5 CLASS ACP+/-(C)--                                           1.94         09/15/2034          4,335,932
      2,669,099    DLJ COMMERCIAL MORTGAGE CORPORATION SERIES 2000-CF1 CLASS A1A         7.45         06/10/2033          2,668,350
        808,569    DLJ MORTGAGE ACCEPTANCE CORPORATION SERIES 1990-2 CLASS A+/-          5.90         01/25/2022            805,937
        137,390    DLJ MORTGAGE ACCEPTANCE CORPORATION SERIES 1991-3 CLASS A1+/-         5.27         02/20/2021            137,005
        782,511    FANNIE MAE SERIES 1988-5 CLASS Z                                      9.20         03/25/2018            818,447
     15,697,803    FHLMC SERIES 3049 CLASS G<<                                           5.50         05/15/2034         15,689,791
      2,516,131    FHLMC STRUCTURED PASS-THROUGH SECURITIES SERIES T-42 CLASS A6         9.50         02/25/2042          2,695,744
      1,976,231    FNMA GRANTOR TRUST SERIES 2000-T6 CLASS A2                            9.50         06/25/2030          2,102,435
      5,537,182    FNMA GRANTOR TRUST SERIES 2001-T10 CLASS A3                           9.50         12/25/2041          5,943,901
      4,611,611    FNMA GRANTOR TRUST SERIES 2001-T12 CLASS A3                           9.50         08/25/2041          4,949,382
     10,062,799    FNMA GRANTOR TRUST SERIES 2001-T8 CLASS A3+/-                         5.58         07/25/2041         10,187,238
      5,400,760    FNMA GRANTOR TRUST SERIES 2002-T1 CLASS A4                            9.50         11/25/2031          5,730,936
        510,541    FNMA SERIES 1988-4 CLASS Z                                            9.25         03/25/2018            542,088
        322,769    FNMA SERIES 1988-9 CLASS Z                                            9.45         04/25/2018            344,776
        968,772    FNMA SERIES 1989-30 CLASS Z                                           9.50         06/25/2019          1,039,154
        255,598    FNMA SERIES 1989-49 CLASS E                                           9.30         08/25/2019            271,399
        214,280    FNMA SERIES 1990-111 CLASS Z                                          8.75         09/25/2020            223,260
        504,983    FNMA SERIES 1990-119 CLASS J                                          9.00         10/25/2020            536,660
        262,088    FNMA SERIES 1990-124 CLASS Z                                          9.00         10/25/2020            281,106
      1,084,103    FNMA SERIES 1990-21 CLASS Z                                           9.00         03/25/2020          1,168,525
        594,282    FNMA SERIES 1990-27 CLASS Z                                           9.00         03/25/2020            636,972
        315,885    FNMA SERIES 1990-30 CLASS D                                           9.75         03/25/2020            338,900
      1,434,294    FNMA SERIES 1991-132 CLASS Z                                          8.00         10/25/2021          1,507,433
        539,921    FNMA SERIES 1992-71 CLASS X                                           8.25         05/25/2022            576,782
      3,082,259    FNMA SERIES G-22 CLASS ZT                                             8.00         12/25/2016          3,227,900
      4,062,529    FNMA WHOLE LOAN SERIES 2002-W4 CLASS A6+/-                            5.28         05/25/2042          4,144,819
      1,217,696    FNMA WHOLE LOAN SERIES 2003-W10 CLASS 3A2A                            2.20         07/25/2037          1,208,733
      1,321,530    FNMA WHOLE LOAN SERIES 2003-W11 CLASS A1+/-                           6.46         06/25/2033          1,332,529
     12,311,396    FNMA WHOLE LOAN SERIES 2003-W6 CLASS 6A+/-                            5.17         08/25/2042         12,469,839
    140,073,600    GE CAPITAL COMMERCIAL MORTGAGE CORPORATION SERIES 2001-1
                   CLASS X2+/-(C)--                                                      0.95         05/15/2033          2,731,211
    181,365,889    GE CAPITAL COMMERCIAL MORTGAGE CORPORATION SERIES 2001-2
                   CLASS X2+/-(C)--                                                      1.01         08/11/2033          4,892,200
      2,075,516    GMAC COMMERCIAL MORTGAGE SECURITIES INCORPORATED SERIES
                   2000-C2 CLASS A1                                                      7.27         08/16/2033          2,091,545
    131,400,000    GMAC COMMERCIAL MORTGAGE SECURITIES INCORPORATED SERIES
                   2001-C2 CLASS X2+/-(C)--                                              0.71         04/15/2034          2,365,542
      8,543,742    GSMPS MORTGAGE LOAN TRUST SERIES 2004-4 CLASS 1AF+/---                4.98         06/25/2034          8,591,098
      7,351,072    GSMPS MORTGAGE LOAN TRUST SERIES 2004-4 CLASS 2A1+/---                5.15         06/25/2034          7,530,591
      6,000,000    GSMPS MORTGAGE LOAN TRUST SERIES 2006-RP1 CLASS 1AF1+/---             4.93         01/25/2036          5,995,078
      6,204,563    GSR MORTGAGE LOAN TRUST SERIES 2004-1 CLASS 2A2+/-                    5.22         04/25/2032          6,214,987
        440,687    HOUSING SECURITIES INCORPORATED SERIES 1992-8 CLASS E+/-              4.30         06/25/2024            439,527

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INCOME FUNDS

                       PORTFOLIO OF INVESTMENTS -- FEBRUARY 28, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

ULTRA SHORT-TERM INCOME FUND
--------------------------------------------------------------------------------

PRINCIPAL          SECURITY NAME                                                    INTEREST RATE   MATURITY DATE        VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
$   406,658,302    INDYMAC INDEX MORTGAGE LOAN TRUST SERIES 2004-AR14 CLASS
                   AX1+/-(C)                                                             0.80%        01/25/2035    $     4,066,583
    221,838,756    INDYMAC INDEX MORTGAGE LOAN TRUST SERIES 2004-AR8 CLASS
                   AX1+/-(C)                                                             0.80         11/25/2034          2,114,401
    248,861,000    JP MORGAN CHASE COMMERCIAL MORTGAGE SECURITIES CORPORATION
                   SERIES 2001-CIB2 CLASS X2+/-(C)--                                     1.00         04/15/2035          5,434,975
      6,435,907    JP MORGAN MORTGAGE TRUST SERIES 2005-A2 CLASS 3A1+/-                  4.92         04/25/2035          6,372,911
      6,631,970    JP MORGAN MORTGAGE TRUST SERIES 2005-A3 CLASS 7CA1+/-                 5.14         06/25/2035          6,571,047
      5,797,934    JP MORGAN MORTGAGE TRUST SERIES 2005-A5 CLASS 3A1+/-                  5.37         08/25/2035          5,764,944
      5,898,384    JP MORGAN RESIDENTIAL MORTGAGE ACCEPTANCE SERIES 2006-R1
                   CLASS 1A1+/---                                                        4.96         09/28/2044          5,844,708
      3,233,443    MLCC SERIES 1996-C CLASS B+/-                                         5.32         09/15/2021          2,649,483
          2,580    MORGAN STANLEY MORTGAGE TRUST SERIES 35 CLASS 2+/-                    9.29         04/20/2021              3,421
      3,995,019    NOMURA ASSET ACCEPTANCE CORPORATION SERIES 2005-AP2 CLASS A1+/-       4.70         05/25/2035          3,996,092
      8,799,860    OPTEUM MORTGAGE ACCEPTANCE CORPORATION SERIES 2005-5 CLASS
                   2A1A+/-                                                               5.47         12/25/2035          8,773,225
         76,638    PRUDENTIAL HOME MORTGAGE SECURITIES SERIES 1988-1 CLASS A+/-          5.97         04/25/2018             76,531
        140,432    RESECURITIZATION MORTGAGE TRUST SERIES 1998-B CLASS A+/---            4.78         04/26/2021            137,623
     12,070,515    RESIDENTIAL FINANCE LIMITED PARTNERSHIP SERIES 2003-C CLASS
                   B3+/---                                                               5.97         09/10/2035         12,396,076
      7,725,130    RESIDENTIAL FINANCE LIMITED PARTNERSHIP SERIES 2003-C CLASS
                   B4+/---                                                               6.17         09/10/2035          7,802,529
      3,438,734    SACO I TRUST SERIES 2005-2 CLASS A+/---                               4.78         04/25/2035          3,437,512
      1,565,509    SALOMON BROTHERS MORTGAGE SECURITIES VII SERIES 1990-2 CLASS
                   A+/-                                                                  5.92         11/25/2020          1,560,754
      3,297,324    SEQUOIA MORTGAGE TRUST SERIES 8 CLASS 3A+/-                           6.84         08/20/2032          3,296,294
     10,554,392    STRUCTURED ASSET MORTGAGE INVESTMENTS INCORPORATED SERIES
                   2001-4 CLASS A1                                                       9.22         10/25/2024         11,115,072
      1,912,992    STRUCTURED ASSET MORTGAGE INVESTMENTS INCORPORATED SERIES
                   2001-4 CLASS A2                                                       9.65         10/25/2024          1,960,428
        644,691    STRUCTURED ASSET SECURITIES CORPORATION SERIES 1998-2 CLASS A+/-      5.10         02/25/2028            646,587
      6,010,911    STRUCTURED ASSET SECURITIES CORPORATION SERIES 1998-RF1 CLASS
                   A+/---                                                                8.74         04/15/2027          6,091,086
      7,901,754    STRUCTURED ASSET SECURITIES CORPORATION SERIES 1998-RF2 CLASS
                   A+/---                                                                8.53         07/15/2027          8,022,419
        563,403    STRUCTURED ASSET SECURITIES CORPORATION SERIES 2002-8A CLASS
                   3A+/-                                                                 5.67         05/25/2032            560,617
      2,571,334    WASHINGTON MUTUAL INCORPORATED SERIES 2002-AR10 CLASS A6+/-           4.82         10/25/2032          2,554,153
      2,675,439    WASHINGTON MUTUAL INCORPORATED SERIES 2002-AR15 CLASS A5+/-           4.38         12/25/2032          2,633,787
      6,952,000    WASHINGTON MUTUAL INCORPORATED SERIES 2003-AR7 CLASS A5+/-            3.07         08/25/2033          6,823,850
        900,937    WILSHIRE FUNDING CORPORATION SERIES 1996-3 CLASS M2+/-                6.54         08/25/2032            898,108
        794,257    WILSHIRE FUNDING CORPORATION SERIES 1996-3 CLASS M3+/-                6.54         08/25/2032            791,763
      3,053,243    WILSHIRE FUNDING CORPORATION SERIES 1998-WFC2 CLASS M1+/-             6.33         12/28/2037          3,053,243

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $294,279,093)                                                           294,785,126
                                                                                                                    ---------------

CORPORATE BONDS & NOTES - 30.16%

AMUSEMENT & RECREATION SERVICES - 0.56%
      1,920,000    CAESARS ENTERTAINMENT INCORPORATED                                    8.50         11/15/2006          1,957,751
      3,300,000    SAN MANUEL ENTERTAINMENT AUTHORITY SERIES 04-B+/---                   4.73         12/01/2010          3,300,000

                                                                                                                          5,257,751
                                                                                                                    ---------------

BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS - 0.43%
      2,405,000    DR HORTON INCORPORATED                                                7.50         12/01/2007          2,481,895
      1,445,000    K HOVNANIAN ENTERPRISES                                              10.50         10/01/2007          1,556,084

                                                                                                                          4,037,979
                                                                                                                    ---------------

BUSINESS SERVICES - 0.49%
      4,535,000    CENDANT CORPORATION                                                   6.88         08/15/2006          4,564,196
                                                                                                                    ---------------

COMMUNICATIONS - 5.68%
      2,750,000    AIRGATE PCS INCORPORATED+/-                                           8.35         10/15/2011          2,849,687
      2,890,000    ALLTEL CORPORATION                                                    4.66         05/17/2007          2,874,588
         15,000    CITIZENS COMMUNICATIONS COMPANY                                       7.60         06/01/2006             15,075
     10,020,000    CLEAR CHANNEL COMMUNICATIONS                                          3.13         02/01/2007          9,810,652
      3,850,000    COX COMMUNICATIONS INCORPORATED                                       7.75         08/15/2006          3,887,145
      2,000,000    COX COMMUNICATIONS INCORPORATED+/-                                    5.04         12/14/2007          2,013,114
        120,000    LENFEST COMMUNICATIONS INCORPORATED                                  10.50         06/15/2006            121,530
      1,155,000    LIBERTY MEDIA CORPORATION+/-                                          5.99         09/17/2006          1,160,232
      2,250,000    QWEST CORPORATION+/---                                                7.74         06/15/2013          2,458,125
      5,000,000    SBC COMMUNICATIONS INCORPORATED+/-                                    4.95         11/14/2008          5,009,145

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INCOME FUNDS

                       PORTFOLIO OF INVESTMENTS -- FEBRUARY 28, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

ULTRA SHORT-TERM INCOME FUND
--------------------------------------------------------------------------------

PRINCIPAL          SECURITY NAME                                                    INTEREST RATE   MATURITY DATE        VALUE
COMMUNICATIONS (CONTINUED)
$     6,000,000    SPRINT CAPITAL CORPORATION                                            6.13%        11/15/2008    $     6,132,726
      7,100,000    UNIVISION COMMUNICATIONS INCORPORATED<<                               2.88         10/15/2006          6,998,300
      3,500,000    VERIZON GLOBAL FUNDING CORPORATION SERIES MTN                         7.60         03/15/2007          3,565,929
      6,455,000    VERIZON WIRELESS CAPITAL LLC                                          5.38         12/15/2006          6,467,239

                                                                                                                         53,363,487
                                                                                                                    ---------------

COMPUTER HARDWARE - 0.55%
      5,300,000    IBM CORPORATION SERIES MTN                                            3.80         02/01/2008          5,175,710
                                                                                                                    ---------------

DEPOSITORY INSTITUTIONS - 5.52%
      5,000,000    ALLFIRST PREFERRED CAPITAL TRUST+/-                                   6.10         07/15/2029          5,084,565
      7,500,000    CENTRAL FIDELITY CAPITAL I SERIES A+/-                                5.60         04/15/2027          7,497,953
      9,500,000    FIRST MARYLAND CAPITAL I+/-                                           5.60         01/15/2027          9,474,578
      2,000,000    HUNTINGTON CAPITAL TRUST I+/-                                         5.36         02/01/2027          1,917,848
     12,305,000    NTC CAPITAL TRUST II SERIES B+/-                                      5.19         04/15/2027         11,953,655
        820,000    NTC CAPITAL TRUST SERIES A+/-                                         5.12         01/15/2027            790,694
      5,000,000    STAR BANC CAPITAL TRUST I+/-                                          5.26         06/15/2027          4,940,955
      4,500,000    SUNTRUST CAPITAL III+/-                                               5.14         03/15/2028          4,386,609
      6,000,000    WACHOVIA BANK NATIONAL SERIES BKNT                                    4.38         08/15/2008          5,902,200

                                                                                                                         51,949,057
                                                                                                                    ---------------

ELECTRIC, GAS & SANITARY SERVICES - 2.12%
      4,800,000    ENTERGY GULF STATES INCORPORATED+/-                                   4.81         12/01/2009          4,743,912
      2,890,000    ENTERGY GULF STATES INCORPORATED                                      5.12         08/01/2010          2,794,191
      1,750,000    FPL GROUP CAPITAL INCORPORATED                                        3.25         04/11/2006          1,746,733
        800,000    PINNACLE WEST CAPITAL CORPORATION                                     6.40         04/01/2006            801,217
      5,000,000    PSEG FUNDING TRUST                                                    5.38         11/16/2007          4,988,890
      3,855,000    TXU CORPORATION SERIES J                                              6.38         06/15/2006          3,864,641
      1,000,000    VIRGINIA ELECTRIC & POWER SERIES A                                    5.38         02/01/2007          1,000,924

                                                                                                                         19,940,508
                                                                                                                    ---------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
EXCEPT COMPUTER EQUIPMENT - 0.53%
      5,000,000    DOMINION RESOURCES INCORPORATED SERIES D+/-<<                         4.82         09/28/2007          5,002,865
                                                                                                                    ---------------

FOOD & KINDRED PRODUCTS - 0.85%
      6,000,000    GENERAL MILLS INCORPORATED                                            5.13         02/15/2007          5,995,872
      2,000,000    KRAFT FOODS INCORPORATED                                              5.25         06/01/2007          1,998,836

                                                                                                                          7,994,708
                                                                                                                    ---------------

HEALTH SERVICES - 1.05%
      4,815,000    CAREMARK RX INCORPORATED                                              7.38         10/01/2006          4,870,782
      5,000,000    HCA INCORPORATED                                                      7.13         06/01/2006          5,021,830

                                                                                                                          9,892,612
                                                                                                                    ---------------

HOLDING & OTHER INVESTMENT OFFICES - 1.22%
        950,000    MARTIN LUTHER KING FOUNDATION INCORPORATED SERIES 1998+/-             5.30         12/01/2028            950,000
     10,500,000    MORGAN STANLEY<<                                                      5.80         04/01/2007         10,569,500

                                                                                                                         11,519,500
                                                                                                                    ---------------

HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES - 0.63%
      1,925,000    CAESARS ENTERTAINMENT INCORPORATED                                    9.38         02/15/2007          1,994,781
      3,855,000    MGM MIRAGE INCORPORATED                                               7.25         10/15/2006          3,893,550

                                                                                                                          5,888,331
                                                                                                                    ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INCOME FUNDS

                       PORTFOLIO OF INVESTMENTS -- FEBRUARY 28, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

ULTRA SHORT-TERM INCOME FUND
--------------------------------------------------------------------------------

PRINCIPAL          SECURITY NAME                                                    INTEREST RATE   MATURITY DATE        VALUE
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 0.69%
$     6,550,000    JOHN DEERE CAPITAL CORPORATION                                        3.88%        03/07/2007    $     6,467,064
                                                                                                                    ---------------

INSURANCE CARRIERS - 1.38%
      9,000,000    HSB CAPITAL I SERIES B+/-                                             5.51         07/15/2027          8,975,430
      4,000,000    PRUDENTIAL FINANCIAL INCORPORATED+/-                                  4.10         11/15/2006          3,972,936

                                                                                                                         12,948,366
                                                                                                                    ---------------

MUNICIPAL - 0.29%
      3,250,000    PROSPECT HEIGHTS IL (PROPERTY TAX REVENUE)^                           6.00         12/01/2008          2,763,800
                                                                                                                    ---------------

NON-DEPOSITORY CREDIT INSTITUTIONS - 3.89%
      4,975,000    FORD MOTOR CREDIT COMPANY<<                                           6.50         01/25/2007          4,914,355
     15,835,000    GENERAL ELECTRIC CAPITAL CORPORATION SERIES MTNA<<                    5.38         03/15/2007         15,879,750
      4,815,000    GENERAL MOTORS ACCEPTANCE CORPORATION+/-                              5.55         07/16/2007          4,587,226
      6,275,000    HSBC FINANCE CORPORATION                                              5.84         02/15/2008          6,341,013
      4,825,000    RESIDENTIAL CAPITAL CORPORATION+/-                                    6.07         11/21/2008          4,860,753

                                                                                                                         36,583,097
                                                                                                                    ---------------

OIL & GAS EXTRACTION - 0.93%
      5,000,000    DEVON ENERGY CORPORATION                                              2.75         08/01/2006          4,947,770
      3,700,000    PIONEER NATURAL RESOURCES COMPANY                                     6.50         01/15/2008          3,751,978

                                                                                                                          8,699,748
                                                                                                                    ---------------

PAPER & ALLIED PRODUCTS - 0.11%
      1,000,000    INTERNATIONAL PAPER COMPANY                                           6.50         11/15/2007          1,017,718
                                                                                                                    ---------------

REAL ESTATE - 0.82%
      3,000,000    EOP OPERATING LP<<                                                    6.75         02/15/2008          3,073,131
      4,600,000    HIGHWOODS REALTY LP                                                   7.00         12/01/2006          4,638,635

                                                                                                                          7,711,766
                                                                                                                    ---------------

REAL ESTATE INVESTMENT TRUSTS (REITS) - 0.53%
      5,000,000    ISTAR FINANCIAL INCORPORATED+/-                                       5.03         03/16/2009          5,024,125
                                                                                                                    ---------------

TRANSPORTATION EQUIPMENT - 1.89%
      7,705,000    DAIMLERCHRYSLER NA HOLDING CORPORATION+/-                             4.70         03/07/2007          7,708,991
      3,900,000    JOHNSON CONTROLS INCORPORATED+/-                                      4.80         01/17/2008          3,903,643
      6,000,000    RAYTHEON COMPANY                                                      6.75         08/15/2007          6,119,964

                                                                                                                         17,732,598
                                                                                                                    ---------------

TOTAL CORPORATE BONDS & NOTES (COST $285,138,655)                                                                       283,534,986
                                                                                                                    ---------------

FOREIGN CORPORATE BONDS - 3.36%
      5,000,000    AMERICA MOVIL SA DE CV+/-                                             5.26         04/27/2007          5,015,000
      6,000,000    DEUTSCHE TELEKOM INTERNATIONAL FINANCE BV<<                           3.88         07/22/2008          5,832,372
      1,330,000    PEMEX FINANCE LIMITED                                                 9.69         08/15/2009          1,430,947
      9,000,000    REGIONAL DIVERSIFIED FUNDING+/---                                     5.94         01/25/2036          9,000,000
      2,000,000    TELECOM ITALIA CAPITAL+/-                                             5.16         02/01/2011          2,011,918
      8,095,000    TELUS CORPORATION                                                     7.50         06/01/2007          8,309,315

TOTAL FOREIGN CORPORATE BONDS@ (COST $31,773,226)                                                                        31,599,552
                                                                                                                    ---------------

MUNICIPAL BONDS & NOTES - 1.68%

CALIFORNIA - 0.42%
       3,950,000  CALIFORNIA STATEWIDE CDA+/-o                                           4.45         05/15/2029          3,950,000
                                                                                                                    ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INCOME FUNDS

                       PORTFOLIO OF INVESTMENTS -- FEBRUARY 28, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

ULTRA SHORT-TERM INCOME FUND
--------------------------------------------------------------------------------

PRINCIPAL          SECURITY NAME                                                    INTEREST RATE   MATURITY DATE        VALUE
ILLINOIS - 0.72%
$     6,750,000    BOSTON UNIVERSITY MASSACHUSETTS (COLLEGE & UNIVERSITY
                   REVENUE, GENERAL OBLIGATION OF INSTITUTION)+/-o                      5.35%         10/01/2019    $     6,750,000
                                                                                                                    ---------------

NEW JERSEY - 0.33%
      3,075,000    BAYONNE NJ REDEVELOPMENT AGENCY SERIES B (OTHER REVENUE LOC)         5.43          04/13/2007          3,044,342
                                                                                                                    ---------------

WISCONSIN - 0.21%
      2,000,000    HOBART WI (OTHER REVENUE)                                            4.50          03/01/2007          2,000,000
                                                                                                                    ---------------

TOTAL MUNICIPAL BONDS & NOTES (COST $15,775,000)                                                                         15,744,342
                                                                                                                    ---------------

US TREASURY SECURITIES - 0.04%

US TREASURY BILLS - 0.04%
        400,000    US TREASURY BILL^#                                                   4.33          04/27/2006            397,223
                                                                                                                    ---------------

TOTAL US TREASURY SECURITIES (COST $397,258)                                                                                397,223
                                                                                                                    ---------------

COLLATERAL FOR SECURITIES LENDING - 9.56%

SHARES

COLLATERAL INVESTED IN MONEY MARKET FUNDS - 0.00%
         24,925    SCUDDER DAILY ASSETS MONEY MARKET FUND                                                                    24,925
            155    SHORT TERM INVESTMENT COMPANY MONEY MARKET FUND                                                              155

                                                                                                                             25,080
                                                                                                                    ---------------

PRINCIPAL

COLLATERAL INVESTED IN OTHER ASSETS - 9.56%
$        72,192    ABBEY NATIONAL TREASURY SERVICE+/-                                   4.69          01/16/2007             72,275
      1,071,243    AMERICAN EXPRESS BANK FSB+/-                                         4.54          01/26/2007          1,071,071
         50,069    AMERICAN EXPRESS CREDIT CORPORATION+/-                               4.74          05/16/2006             50,092
        675,349    AMERICAN GENERAL FINANCE CORPORATION+/-                              4.60          03/15/2007            675,619
        816,450    AMSTEL FUNDING CORPORATION                                           4.39          03/28/2006            813,682
      1,164,394    AQUIFER FUNDING LIMITED                                              4.55          03/06/2006          1,163,672
      1,164,394    AQUIFER FUNDING LIMITED                                              4.55          03/07/2006          1,163,521
        209,451    AQUINAS FUNDING LLC                                                  4.56          03/23/2006            208,873
         19,818    AQUINAS FUNDING LLC                                                  4.77          05/15/2006             19,624
         58,220    ATLANTIS ONE FUNDING CORPORATION                                     4.55          03/09/2006             58,162
        116,439    ATLAS CAPITAL FUNDING LIMITED                                        4.40          03/09/2006            116,323
        284,508    ATLAS CAPITAL FUNDING LIMITED                                        4.62          05/17/2006            281,654
        657,440    ATOMIUM FUNDING CORPORATION                                          4.46          03/17/2006            656,125
        745,212    ATOMIUM FUNDING CORPORATION                                          4.54          03/20/2006            743,439
      2,328,788    BEAR STEARNS & COMPANY REPURCHASE AGREEMENT
                   (MATURITY VALUE $2,329,086)                                          4.61          03/01/2006          2,328,788
      7,917,880    BEAR STEARNS & COMPANY REPURCHASE AGREEMENT
                   (MATURITY VALUE $7,918,894)                                          4.61          03/01/2006          7,917,880
         87,539    BETA FINANCE INCORPORATED SERIES MTN+/-                              4.64          06/02/2006             87,559
      9,222,002    BNP PARIBAS REPURCHASE AGREEMENTT
                   (MATURITY VALUE $9,223,183)                                          4.61          03/01/2006          9,222,002
      1,419,932    BUCKINGHAM CDO II LLC                                                4.55          03/03/2006          1,419,577
        721,924    BUCKINGHAM CDO II LLC                                                4.59          03/24/2006            719,838
      2,322,966    BUCKINGHAM CDO II LLC                                                4.58          03/29/2006          2,314,790
      2,095,910    BUCKINGHAM CDO LLC                                                   4.55          03/03/2006          2,095,386
        511,588    BUCKINGHAM CDO LLC                                                   4.55          03/07/2006            511,205
        264,900    BUCKINGHAM CDO LLC                                                   4.55          03/08/2006            264,669
        465,758    BUCKINGHAM CDO LLC                                                   4.56          03/20/2006            464,649
        582,197    BUCKINGHAM CDO LLC                                                   4.59          03/30/2006            580,078
        931,515    CAIRN HIGH GRADE FUNDING I                                           4.54          03/02/2006            931,394
        465,758    CAIRN HIGH GRADE FUNDING I                                           4.56          03/16/2006            464,882
        419,182    CAIRN HIGH GRADE FUNDING I                                           4.56          03/21/2006            418,130

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INCOME FUNDS

                       PORTFOLIO OF INVESTMENTS -- FEBRUARY 28, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

ULTRA SHORT-TERM INCOME FUND
--------------------------------------------------------------------------------

PRINCIPAL          SECURITY NAME                                                    INTEREST RATE   MATURITY DATE        VALUE
COLLATERAL INVESTED IN OTHER ASSETS (CONTINUED)
$       582,197    CAIRN HIGH GRADE FUNDING I                                           4.56%         03/23/2006    $       580,590
        512,333    CAIRN HIGH GRADE FUNDING I                                           4.56          03/24/2006            510,853
        454,114    CAIRN HIGH GRADE FUNDING I                                           4.59          03/31/2006            452,402
         46,576    CC USA INCORPORATED+/-                                               4.56          07/14/2006             46,577
         66,673    CEDAR SPRINGS CAPITAL COMPANY LLC                                    4.48          03/07/2006             66,623
        140,379    CEDAR SPRINGS CAPITAL COMPANY LLC                                    4.48          03/10/2006            140,221
          6,241    CEDAR SPRINGS CAPITAL COMPANY LLC                                    4.46          03/13/2006              6,232
        212,083    CEDAR SPRINGS CAPITAL COMPANY LLC                                    4.56          03/14/2006            211,737
        232,879    CEDAR SPRINGS CAPITAL COMPANY LLC                                    4.48          03/22/2006            232,266
         23,451    CEDAR SPRINGS CAPITAL COMPANY LLC                                    4.57          03/23/2006             23,386
        301,485    CEDAR SPRINGS CAPITAL COMPANY LLC                                    4.54          04/10/2006            299,950
        698,637    CEDAR SPRINGS CAPITAL COMPANY LLC                                    4.57          04/19/2006            694,242
        706,648    CEDAR SPRINGS CAPITAL COMPANY LLC                                    4.71          05/08/2006            700,387
        277,545    CEDAR SPRINGS CAPITAL COMPANY LLC                                    4.73          05/12/2006            274,942
        116,439    CITIGROUP INCORPORATED+/-                                            4.62          03/20/2006            116,430
         38,821    CLIPPER RECEIVABLES CORPORATION                                      4.57          03/20/2006             38,729
        163,015    CONCORD MINUTEMEN CAPITAL COMPANY SERIES A                           4.60          04/05/2006            162,290
        858,461    CONCORD MINUTEMEN CAPITAL COMPANY SERIES B+/-                        4.55          03/06/2006            858,461
      1,478,781    CONCORD MINUTEMEN CAPITAL COMPANY SERIES B+/-                        4.55          03/15/2006          1,478,781
      1,047,955    CONCORD MINUTEMEN CAPITAL COMPANY SERIES B+/-                        4.55          03/08/2007          1,047,955
      1,383,370    CORPORATE ASSET SECURITIZATION AUSTRALIA LIMITED                     4.55          03/09/2006          1,381,987
        563,567    CORPORATE ASSET SECURITIZATION AUSTRALIA LIMITED                     4.56          03/13/2006            562,721
        365,131    CORPORATE ASSET SECURITIZATION AUSTRALIA LIMITED                     4.46          03/15/2006            364,492
      1,396,109    CORPORATE ASSET SECURITIZATION AUSTRALIA LIMITED                     4.56          03/21/2006          1,392,604
         10,480    CREDIT SUISSE FIRST BOSTON+/-                                        4.52          03/21/2006             10,478
         64,042    CREDIT SUISSE FIRST BOSTON+/-                                        4.77          06/19/2006             64,097
      1,024,667    CREDIT SUISSE FIRST BOSTON NEW YORK SERIES YCD1+/-                   4.61          05/04/2006          1,023,714
         36,376    CULLINAN FINANCE CORPORATION                                         4.75          05/11/2006             36,039
        552,226    DEER VALLEY FUNDING LLC                                              4.54          03/03/2006            552,088
        117,371    DEER VALLEY FUNDING LLC                                              4.51          03/20/2006            117,092
      2,094,303    DEER VALLEY FUNDING LLC                                              4.58          03/23/2006          2,088,522
        274,448    EIFFEL FUNDING LLC                                                   4.56          03/10/2006            274,138
        349,318    EIFFEL FUNDING LLC                                                   4.48          03/27/2006            348,179
         30,158    EIFFEL FUNDING LLC                                                   4.58          03/28/2006             30,056
        156,611    EUREKA SECURITIZATION INCORPORATED                                   4.48          03/09/2006            156,454
        317,880    FIVE FINANCE INCORPORATED                                            4.57          03/27/2006            316,843
         81,508    FIVE FINANCE INCORPORATED                                            4.57          03/28/2006             81,231
        117,185    FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION                       4.33          03/16/2006            116,964
         23,288    GALAXY FUNDING INCORPORATED                                          4.56          03/21/2006             23,229
         51,350    GEMINI SECURITIZATION INCORPORATED                                   4.41          03/10/2006             51,292
         23,288    GENERAL ELECTRIC CAPITAL+/-                                          4.52          03/29/2006             23,284
        536,204    GENERAL ELECTRIC CAPITAL ASSURANCE COMPANY+/-                        4.91          05/12/2006            536,407
        372,606    GENERAL ELECTRIC CAPITAL ASSURANCE COMPANY+/-                        4.65          06/16/2006            372,606
        279,687    GENERAL ELECTRIC CAPITAL ASSURANCE COMPANY+/-                        4.62          09/18/2006            279,953
        104,423    GEORGE STREET FINANCE LLC                                            4.43          03/13/2006            104,266
      1,187,682    GOLDMAN SACHS GROUP INCORPORATED+/-                                  4.66          06/30/2006          1,187,682
        582,197    GOLDMAN SACHS GROUP INCORPORATED+/-                                  4.71          08/16/2006            582,197
         37,843    GOLDMAN SACHS GROUP INCORPORATED+/-                                  4.94          08/18/2006             37,883
         19,422    GRAMPIAN FUNDING LIMITED                                             4.44          04/11/2006             19,321
        170,002    HBOS TREASURY SERVICES PLC+/-                                        4.55          06/30/2006            170,022
         59,268    ING AMERICA INSURANCE HOLDINGS INCORPORATED                          4.58          03/14/2006             59,171
      1,956,182    ING USA ANNUITY & LIFE INSURANCE+/-                                  4.72          06/06/2006          1,956,182
        582,197    IRISH LIFE & PERMANENT                                               4.46          03/28/2006            580,223
         17,955    JUPITER SECURITIZATION CORPORATION                                   4.57          03/20/2006             17,912
         50,069    K2 (USA) LLC                                                         4.46          04/20/2006             49,748
        116,696    K2 (USA) LLC SERIES MTN+/-                                           4.63          07/24/2006            116,729
      1,490,425    KAUPTHING BANK HF SERIES MTN+/-                                      4.63          03/20/2007          1,490,365
        628,773    KLIO FUNDING CORPORATION                                             4.57          03/23/2006            627,037
        590,488    KLIO II FUNDING CORPORATION                                          4.56          03/17/2006            589,307
      1,164,394    KLIO II FUNDING CORPORATION                                          4.59          03/27/2006          1,160,598
        965,912    KLIO III FUNDING CORPORATION                                         4.46          03/20/2006            963,613
      1,057,899    KLIO III FUNDING CORPORATION                                         4.56          03/23/2006          1,054,979
        330,991    KLIO III FUNDING CORPORATION                                         4.49          04/05/2006            329,518

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INCOME FUNDS

                       PORTFOLIO OF INVESTMENTS -- FEBRUARY 28, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

ULTRA SHORT-TERM INCOME FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                     INTEREST RATE   MATURITY DATE        VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$       489,046   LEHMAN BROTHERS HOLDINGS INCORPORATED+/-                               4.61%        03/16/2006    $       489,046
         46,576   LEHMAN BROTHERS HOLDINGS INCORPORATED SERIES MTNG+/-                   4.59         06/02/2006             46,583
      1,337,353   LEXINGTON PARKER CAPITAL CORPORATION                                   4.54         03/06/2006          1,336,524
         56,333   LEXINGTON PARKER CAPITAL CORPORATION                                   4.49         03/14/2006             56,242
         25,547   LEXINGTON PARKER CAPITAL CORPORATION                                   4.45         04/18/2006             25,389
        912,512   LEXINGTON PARKER CAPITAL CORPORATION                                   4.71         05/10/2006            904,190
      1,746,591   LIBERTY LIGHT US CAPITAL SERIES MTN+/-                                 4.57         05/26/2006          1,746,801
         43,199   LIBERTY STREET FUNDING CORPORATION                                     4.57         03/16/2006             43,118
        291,727   LINKS FINANCE LLC SERIES MTN+/-                                        4.56         03/15/2006            291,722
        815,076   LIQUID FUNDING LIMITED+/-                                              4.55         03/03/2006            815,076
        465,758   LIQUID FUNDING LIMITED                                                 4.56         03/06/2006            465,469
        360,962   LIQUID FUNDING LIMITED                                                 4.57         03/10/2006            360,554
        803,432   LIQUID FUNDING LIMITED                                                 4.49         04/04/2006            799,953
        628,773   LIQUID FUNDING LIMITED+/-                                              4.55         08/14/2006            628,773
         23,288   MERRILL LYNCH & COMPANY+/-                                             4.88         04/18/2006             23,290
        128,083   MERRILL LYNCH & COMPANY+/-                                             4.69         06/06/2006            128,181
         27,736   MONT BLANC CAPITAL CORPORATION                                         4.48         04/10/2006             27,595
         41,918   MORGAN STANLEY+/-                                                      4.80         03/27/2006             41,918
      1,630,152   MORGAN STANLEY+/-                                                      4.63         10/10/2006          1,630,152
      1,164,394   MORGAN STANLEY+/-                                                      4.63         10/30/2006          1,164,394
        358,051   MORGAN STANLEY SERIES EXL+/-                                           4.60         08/13/2010            358,148
        106,915   NIEUW AMSTERDAM RECEIVABLES CORPORATION                                4.55         03/01/2006            106,915
         42,594   NIEUW AMSTERDAM RECEIVABLES CORPORATION                                4.55         03/09/2006             42,551
         46,483   NIEUW AMSTERDAM RECEIVABLES CORPORATION                                4.60         04/06/2006             46,270
         60,246   NIEUW AMSTERDAM RECEIVABLES CORPORATION                                4.62         06/15/2006             59,405
         23,288   PERRY GLOBAL FUNDING LIMITED                                           4.56         03/01/2006             23,288
         14,858   PERRY GLOBAL FUNDING LIMITED                                           4.86         06/12/2006             14,656
        628,773   PREMIUM ASSET TRUST SERIES 2001-2+/-                                   4.87         03/28/2006            628,785
        273,563   PRUDENTIAL PLC                                                         4.66         04/10/2006            272,170
         46,576   PRUDENTIAL PLC                                                         4.72         05/08/2006             46,163
      1,070,195   RACERS TRUST 2004-6-MM+/-                                              4.57         05/22/2006          1,070,280
        582,197   ROYAL BANK OF SCOTLAND PLC+/---                                        4.79         11/24/2006            582,523
         73,706   ROYAL BANK OF SCOTLAND PLC+/-                                          4.79         11/24/2006             73,747
         11,644   SCALDIS CAPITAL LIMITED                                                4.32         03/27/2006             11,606
        104,795   SCALDIS CAPITAL LIMITED                                                4.49         04/18/2006            104,150
         14,252   SCALDIS CAPITAL LIMITED                                                4.48         04/21/2006             14,159
        582,197   SEDNA FINANCE INCORPORATED+/-                                          4.43         12/08/2006            582,203
        221,235   SLM CORPORATION+/-                                                     4.79         04/25/2006            221,253
         46,576   SPINTAB (SWEDMORTGAGE) AB                                              4.40         03/06/2006             46,547
         17,466   SWEDBANK (FORENINGS SPARBANKEN)                                        4.47         04/10/2006             17,377
         13,973   TANGO FINANCE CORPORATION                                              4.35         03/09/2006             13,959
        271,304   TANGO FINANCE CORPORATION                                              4.45         04/03/2006            270,164
        291,727   TANGO FINANCE CORPORATION SERIES MTN+/-                                4.63         10/25/2006            291,824
        416,644   THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED                     4.46         03/20/2006            415,652
         17,210   THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED                     4.80         05/15/2006             17,042
      2,328,788   TRANSAMERICA OCCIDENTAL LIFE INSURANCE+/-                              4.76         07/11/2006          2,328,788
        447,570   TRAVELERS INSURANCE COMPANY+/-                                         4.64         02/09/2007            447,561
        465,758   UNICREDITO ITALIANO+/-                                                 4.46         03/28/2006            465,659
      1,164,394   UNICREDITO ITALIANO NEW YORK SERIES+/-                                 4.47         06/30/2006          1,164,228
        582,197   UNICREDITO ITALIANO SERIES LIB+/-                                      4.58         03/09/2007            582,121
         46,576   WHISTLEJACKET CAPITAL LIMITED                                          4.56         03/13/2006             46,506
        838,038   WHITE PINE FINANCE LLC                                                 4.56         03/13/2006            836,781
         44,200   WHITE PINE FINANCE LLC                                                 4.56         03/15/2006             44,123
        712,213   WHITE PINE FINANCE LLC                                                 4.57         03/28/2006            709,799
        232,879   WHITE PINE FINANCE LLC                                                 4.67         05/17/2006            230,543
        605,485   WHITE PINE FINANCE LLC SERIES MTN1+/-                                  4.57         06/12/2006            605,576

                                                                                                                         89,896,728
                                                                                                                    ---------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $89,921,808)                                                               89,921,808
                                                                                                                    ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INCOME FUNDS

                       PORTFOLIO OF INVESTMENTS -- FEBRUARY 28, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

ULTRA SHORT-TERM INCOME FUND
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
SHORT-TERM INVESTMENTS - 1.42%
     13,376,631    WELLS FARGO ADVANTAGE MONEY MARKET TRUST~++                                                      $    13,376,631
                                                                                                                    ---------------

TOTAL SHORT-TERM INVESTMENTS (COST $13,376,631)                                                                          13,376,631
                                                                                                                    ---------------

TOTAL INVESTMENTS IN SECURITIES
(COST $1,056,482,446)*                               109.15%                                                        $ 1,026,261,213

OTHER ASSETS AND LIABILITIES, NET                     (9.15)                                                            (86,037,130)
                                                     ------                                                         ---------------

TOTAL NET ASSETS                                     100.00%                                                        $   940,224,083
                                                     ------                                                         ---------------

+/-   VARIABLE RATE INVESTMENTS.

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

^^ THIS SECURITY IS CURRENTLY IN DEFAULT WITH REGARDS TO SCHEDULED INTEREST OR PRINCIPAL PAYMENTS.

(I)   ILLIQUID SECURITY.

(C) INTEREST-ONLY SECURITIES ENTITLE HOLDERS TO RECEIVE ONLY THE INTEREST PAYMENTS ON THE UNDERLYING MORTGAGES. THE YIELD TO MATURITY OF AN INTEREST-ONLY IS EXTREMELY SENSITIVE TO THE RATE OF PRINCIPAL PAYMENTS ON THE UNDERLYING MORTGAGE ASSETS. A RAPID (SLOW) RATE OF PRINCIPAL REPAYMENTS MAY HAVE ADVERSE (POSITIVE) EFFECT ON YIELD TO MATURITY. THE PRINCIPAL AMOUNT SHOWN IS THE NOTIONAL AMOUNT OF THE UNDERLYING MORTGAGES. INTEREST RATE DISCLOSED REPRESENTS THE YIELD BASED UPON THE ESTIMATED TIMING OF FUTURE CASH FLOWS.

-- SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4 (2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

(A) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

^     ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

@ FOREIGN BOND PRINCIPAL IS DENOMINATED IN US DOLLARS EXCEPT AS INDICATED PARENTHETICALLY.

o THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

#     SECURITY PLEDGED AS COLLATERAL FOR FUTURES TRANSACTIONS.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

++    SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $13,376,631.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

NQ FAIR VALUATION NOTES PER EACH FUND

NOTES TO PORTFOLIO OF INVESTMENT
--------------------------------------------------------------------------------

The Fund's portfolio of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

SECURITY VALUATION

      Investments in securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price. Securities listed on The NASDAQ Stock Market, Inc. are valued at the NASDAQ Official Closing Price ("NOCP"), and if no NOCP is available, then at the last reported sales price. In the absence of any sale of such securities, and in the case of other securities, including U.S. Government obligations, but excluding debt securities maturing in 60 days or less, the valuations are based on the latest quoted bid prices.

      Certain fixed income securities with maturities exceeding 60 days are valued by using a pricing service approved by the Trust's Board of Trustees. The service uses market prices as quoted by an independent pricing service or by dealers in these securities when, in the service's judgment, these prices are readily available and are representative of the securities' market values. For some securities, such prices are not readily available. These securities will generally be fair valued using methods which may include consideration of yields or prices of securities of comparable quality, coupon rate, maturity and type of issue, indications as to values from dealers in securities, trading characteristics, and general market conditions.

      Debt securities maturing in 60 days or less generally are valued at amortized cost. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates market value.

      Investments which are not valued using any of the methods discussed above are valued at their fair value as determined by procedures approved by the Board of Trustees.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

      Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily.

      Debt obligations may be placed on non-accrual status and related investment income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of income has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

      Dividend date, except for certain dividends from foreign securities, which are recorded as soon as the Fund is informed of the ex-dividend date. Dividend income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

OTHER

For more information regarding the Fund and its holdings, please see the Fund's most recent Prospectus and Annual Report.

The following is a list of common abbreviations for terms and entities which may have appeared in this report.

ABAG       Association of Bay Area Governments
ADR        American Depository Receipts
AMBAC      American Municipal Bond Assurance Corporation
AMT        Alternative Minimum Tax
ARM        Adjustable Rate Mortgages
BART       Bay Area Rapid Transit
CDA        Community Development Authority
CDSC       Contingent Deferred Sales Charge
CGIC       Capital Guaranty Insurance Company
CGY        Capital Guaranty Corporation
CMT        Constant Maturity Treasury
COFI       Cost of Funds Index
Connie     Connie Lee Insurance Company
COP        Certificate of Participation
CP         Commercial Paper
CTF        Common Trust Fund
DW&        Department of Water & Power
DWR        Department of Water Resources
EDFA       Education Finance Authority
FFCB       Federal Farm Credit Bank
FGIC       Financial Guaranty Insurance Corporation
FHA        Federal Housing Authority
FHLB       Federal Home Loan Bank
FHLMC      Federal Home Loan Mortgage Corporation
FNMA       Federal National Mortgage Association
FRN        Floating Rate Notes
FSA        Financial Security Assurance, Inc
GDR        Global Depository Receipt
GNMA       Government National Mortgage Association
GO         General Obligation
HFA        Housing Finance Authority
HFFA       Health Facilities Financing Authority
IDA        Industrial Development Authority
IDR        Industrial Development Revenue
LIBOR      London Interbank Offered Rate
LLC        Limited Liability Corporation
LOC        Letter of Credit
LP         Limited Partnership
MBIA       Municipal Bond Insurance Association
MFHR       Multi-Family Housing Revenue
MUD        Municipal Utility District
MTN        Medium Term Note
PCFA       Pollution Control Finance Authority
PCR        Pollution Control Revenue
PFA        Public Finance Authority
PLC        Private Placement
PSFG       Public School Fund Guaranty
RAW        Revenue Anticipation Warrants
RDA        Redevelopment Authority
RDFA       Redevelopment Finance Authority
R&D        Research & Development
SFHR       Single Family Housing Revenue
SFMR       Single Family Mortgage Revenue
SLMA       Student Loan Marketing Association
STEERS     Structured Enhanced Return Trust
TBA        To Be Announced
TRAN       Tax Revenue Anticipation Notes
USD        Unified School District
V/R        Variable Rate
WEBS       World Equity Benchmark Shares
XLCA       XL Capital Assurance

ITEM 2.  CONTROLS AND PROCEDURES
================================

(a) The President and Treasurer have concluded that the Wells Fargo Funds Trust (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the Trust's internal controls or in other factors that could significantly affect these controls subsequent to the date of the evaluation referenced in (a) above.

                                  CERTIFICATION

I, Karla M. Rabusch, certify that:

1. I have reviewed this report on Form N-Q of the Wells Fargo Advantage Wealthbuilder Conservative Allocation Portfolio, Wells Fargo Advantage Wealthbuilder Equity Portfolio, Wells Fargo Advantage Welathbuilder Growth Allocation Portfolio, Wells Fargo Advatnage Wealthbuilder Growth Balanced Portfolio, Wells Fargo Advantage Moderate Balanced Portfolio, Wells Fargo Advantage Tactical Equity Portfolio, Wells Fargo Advantage Diversified Bond Fund, Wells Fargo Advantage High Yield Bond Fund, Wells Fargo Advantage Income Plus Fund, Wells Fargo Advantage Inflation-Protected Bond Fund, Wells Fargo Advantage Intermediate Government Income Fund, Wells Fargo Advantage Short Duration Government Bond Fund, Wells Fargo Advantage Stable Income Fund, Wells Fargo Advantage Total Return Bond Fund, Wells Fargo Advantage Strategic Income Fund, Wells Fargo Adavantage Ultra-Short Duration Bond Fund, Wells Fargo Advantage Corporate Bond Fund, Wells Fargo Advantage Government Securities Fund, Wells Fargo Advantage High Income Fund, Wells Fargo Advantage Short-Term Bond Fund, Wells Fargo Advantage Short-Term High Yield Bond Fund, and Wells Fargo Advantage Ultra Short-Term Income Fund;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

      (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

      (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

      (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

      (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

      (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

      (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date:  April 21, 2006


/S/ Karla M. Rabusch

Karla M. Rabusch
President
Wells Fargo Funds Trust

                                  CERTIFICATION

I, A. Erdem Cimen, certify that:

1. I have reviewed this report on Form N-Q of the Wells Fargo Advantage Wealthbuilder Conservative Allocation Portfolio, Wells Fargo Advantage Wealthbuilder Equity Portfolio, Wells Fargo Advantage Welathbuilder Growth Allocation Portfolio, Wells Fargo Advatnage Wealthbuilder Growth Balanced Portfolio, Wells Fargo Advantage Moderate Balanced Portfolio, Wells Fargo Advantage Tactical Equity Portfolio, Wells Fargo Advantage Diversified Bond Fund, Wells Fargo Advantage High Yield Bond Fund, Wells Fargo Advantage Income Plus Fund, Wells Fargo Advantage Inflation-Protected Bond Fund, Wells Fargo Advantage Intermediate Government Income Fund, Wells Fargo Advantage Short Duration Government Bond Fund, Wells Fargo Advantage Stable Income Fund, Wells Fargo Advantage Total Return Bond Fund, Wells Fargo Advantage Strategic Income Fund, Wells Fargo Adavantage Ultra-Short Duration Bond Fund, Wells Fargo Advantage Corporate Bond Fund, Wells Fargo Advantage Government Securities Fund, Wells Fargo Advantage High Income Fund, Wells Fargo Advantage Short-Term Bond Fund, Wells Fargo Advantage Short-Term High Yield Bond Fund, and Wells Fargo Advantage Ultra Short-Term Income Fund;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

      (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

      (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

      (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

      (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

      (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

      (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date:  April 21, 2006


/S/ A. Erdem Cimen

A. Erdem Cimen
Treasurer
Wells Fargo Funds Trust

                                   SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


                                                Wells Fargo Funds Trust


                                                By:   /S/ Karla M. Rabusch


                                                      Karla M. Rabusch
                                                      President


                                                By:   /S/ A. Erdem Cimen


                                                      A. Erdem Cimen
                                                      Treasurer

Date:  April 21, 2006

                                   SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


                                                Wells Fargo Funds Trust


                                                By:   /S/ Karla M. Rabusch


                                                      Karla M. Rabusch
                                                      President


                                                By:   /S/ A. Erdem Cimen

                                                      A. Erdem Cimen
                                                      Treasurer

Date: April 21, 2006